Quarterly Report
March 31, 2023
State Street Variable Insurance Series Funds, Inc.

State Street Variable Insurance Series Funds, Inc.
Quarterly Report
March 31, 2023

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.3% †
Aerospace & Defense - 0.7%
Raytheon Technologies Corp.	1,470	$143,957
Apparel Retail - 1.0%
Ross Stores, Inc.	1,838	195,067
Application Software - 2.7%
Adobe, Inc. (a)	321	123,704
Intuit, Inc.	139	61,971
Salesforce, Inc. (a)	1,558	311,257
Splunk, Inc. (a)	381	36,530
		533,462
Automobile Manufacturers - 0.9%
General Motors Co.	2,472	90,673
Tesla, Inc. (a)	455	94,394
		185,067
Automotive Parts & Equipment - 0.4%
Magna International, Inc.	1,346	72,105
Automotive Retail - 0.9%
O'Reilly Automotive, Inc. (a)	205	174,041
Biotechnology - 2.1%
BioMarin Pharmaceutical, Inc. (a)	1,945	189,132
Vertex Pharmaceuticals, Inc. (a)	689	217,083
		406,215
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	7,085	731,810
Building Products - 0.6%
Trane Technologies PLC	688	126,578
Cable & Satellite - 0.4%
Charter Communications, Inc., Class A (a)	99	35,404
Comcast Corp., Class A	1,110	42,080
		77,484
Communications Equipment - 0.2%
Cisco Systems, Inc.	606	31,679
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	273	96,931
Consumer Staples Merchandise Retail - 2.0%
Costco Wholesale Corp.	504	250,422
Walmart, Inc.	977	144,059
		394,481
Diversified Banks - 1.1%
JPMorgan Chase & Co.	1,659	216,184
Diversified Support Services - 0.5%
Cintas Corp.	218	100,864
Electric Utilities - 1.8%
American Electric Power Co., Inc.	794	72,246
NextEra Energy, Inc.	3,597	277,257
		349,503
Electrical Components & Equipment - 1.1%
Eaton Corp. PLC	1,320	226,169
	Number of Shares	Fair Value
Electronic Components - 1.0%
Amphenol Corp., Class A	2,352	$192,205
Environmental & Facilities Services - 1.2%
Waste Management, Inc.	1,493	243,613
Financial Exchanges & Data - 3.5%
CME Group, Inc.	1,209	231,548
MSCI, Inc.	218	122,012
S&P Global, Inc.	996	343,391
		696,951
Footwear - 0.7%
NIKE, Inc., Class B	1,054	129,263
Healthcare Equipment - 3.8%
Becton Dickinson & Co.	423	104,709
Boston Scientific Corp. (a)	3,415	170,852
Edwards Lifesciences Corp. (a)	1,335	110,445
Medtronic PLC	1,556	125,445
Teleflex, Inc.	930	235,578
		747,029
Home Improvement Retail - 0.8%
Home Depot, Inc.	207	61,090
Lowe's Cos., Inc.	484	96,785
		157,875
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International, Inc., Class A	431	71,563
Household Products - 1.3%
Colgate-Palmolive Co.	943	70,867
Procter & Gamble Co.	1,296	192,702
		263,569
Industrial Conglomerates - 0.7%
Honeywell International, Inc.	746	142,576
Industrial Gases - 1.7%
Linde PLC	915	325,228
Industrial Machinery & Supplies & Components - 1.5%
Parker-Hannifin Corp.	862	289,727
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	381	63,456
Integrated Oil & Gas - 1.0%
Chevron Corp.	1,249	203,787
Interactive Home Entertainment - 0.3%
Activision Blizzard, Inc.	601	51,440
Interactive Media & Services - 6.9%
Alphabet, Inc., Class C (a)	1,047	108,888
Alphabet, Inc., Class A (a)	7,815	810,650
Meta Platforms, Inc., Class A (a)	2,100	445,074
		1,364,612
Investment Banking & Brokerage - 0.3%
Charles Schwab Corp.	1,098	57,513
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	283	80,884

See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Life Sciences Tools & Services - 1.4%
Danaher Corp.	381	$96,027
IQVIA Holdings, Inc. (a)	935	185,962
		281,989
Managed Healthcare - 2.8%
Humana, Inc.	221	107,286
UnitedHealth Group, Inc.	947	447,543
		554,829
Movies & Entertainment - 1.0%
Walt Disney Co. (a)	2,022	202,463
Multi-Line Insurance - 0.2%
American International Group, Inc.	879	44,266
Multi-Sector Holdings - 1.4%
Berkshire Hathaway, Inc., Class B (a)	866	267,395
Multi-Utilities - 0.8%
Sempra Energy	1,025	154,939
Oil & Gas Equipment & Services - 0.9%
Schlumberger NV	3,456	169,690
Oil & Gas Exploration & Production - 2.5%
ConocoPhillips	2,787	276,498
Pioneer Natural Resources Co.	1,096	223,847
		500,345
Packaged Foods & Meats - 0.8%
Mondelez International, Inc., Class A	2,129	148,434
Personal Care Products - 0.4%
Estee Lauder Cos., Inc., Class A	301	74,184
Pharmaceuticals - 5.3%
AstraZeneca PLC ADR	1,453	100,853
Bristol-Myers Squibb Co.	1,757	121,778
Elanco Animal Health, Inc. (a)	1,493	14,034
Johnson & Johnson	2,584	400,520
Merck & Co., Inc.	3,708	394,494
		1,031,679
Property & Casualty Insurance - 1.2%
Chubb Ltd.	1,215	235,929
Rail Transportation - 0.4%
Union Pacific Corp.	403	81,108
Restaurants - 0.7%
McDonald's Corp.	480	134,213
Semiconductor Materials & Equipment - 2.1%
Applied Materials, Inc.	2,717	333,729
ASML Holding NV	104	70,794
		404,523
Semiconductors - 6.1%
Advanced Micro Devices, Inc. (a)	3,851	377,437
NVIDIA Corp.	1,137	315,824
QUALCOMM, Inc.	2,924	373,044
	Number of Shares	Fair Value
Texas Instruments, Inc.	680	$126,487
		1,192,792
Soft Drinks & Non-alcoholic Beverages - 1.3%
Monster Beverage Corp. (a)	1,322	71,401
PepsiCo, Inc.	987	179,930
		251,331
Specialty Chemicals - 0.6%
DuPont de Nemours, Inc.	646	46,363
Ecolab, Inc.	262	43,369
International Flavors & Fragrances, Inc.	353	32,462
		122,194
Systems Software - 8.2%
Microsoft Corp.	4,766	1,374,038
Oracle Corp.	1,289	119,774
ServiceNow, Inc. (a)	244	113,391
		1,607,203
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	7,179	1,183,817
Telecom Tower REITs - 1.4%
American Tower Corp.	1,318	269,320
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	703	278,219
WW Grainger, Inc.	51	35,130
		313,349
Transaction & Payment Processing Services - 5.0%
Fidelity National Information Services, Inc.	1,804	98,011
Mastercard, Inc., Class A	1,068	388,122
Visa, Inc., Class A	2,167	488,572
		974,705
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	1,086	157,296
Total Common Stock (Cost $12,925,865)		19,500,881
Short-Term Investments - 2.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.74% (b)(c) (Cost $458,566)	458,566	458,566
Total Investments (Cost $13,384,431)		19,959,447
Liabilities in Excess of Other Assets, net - (1.6)%		(321,016)
NET ASSETS - 100.0%		$19,638,431
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.

See Notes to Schedule of Investments.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$19,500,881	$—	$—	$19,500,881
Short-Term Investments	458,566	—	—	458,566
Total Investments in Securities	$19,959,447	$—	$—	$19,959,447

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	374,873	$374,873	$1,689,832	$1,606,139	$—	$—	458,566	$458,566	$6,237
See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.3% †
Advertising - 0.1%
Interpublic Group of Cos., Inc.	1,662	$61,893
Omnicom Group, Inc.	814	76,793
		138,686
Aerospace & Defense - 1.7%
Boeing Co. (a)	2,418	513,656
General Dynamics Corp.	999	227,982
Howmet Aerospace, Inc.	1,436	60,843
Huntington Ingalls Industries, Inc.	200	41,404
L3Harris Technologies, Inc.	842	165,234
Lockheed Martin Corp.	984	465,166
Northrop Grumman Corp.	645	297,809
Raytheon Technologies Corp.	6,357	622,541
Textron, Inc.	1,023	72,255
TransDigm Group, Inc.	217	159,940
		2,626,830
Agricultural & Farm Machinery - 0.3%
Deere & Co.	1,171	483,482
Agricultural Products & Services - 0.2%
Archer-Daniels-Midland Co.	2,487	198,114
Bunge Ltd.	700	66,864
		264,978
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	552	54,852
Expeditors International of Washington, Inc.	713	78,516
FedEx Corp.	1,036	236,716
United Parcel Service, Inc., Class B	3,156	612,232
		982,316
Apparel Retail - 0.4%
Ross Stores, Inc.	1,479	156,966
TJX Cos., Inc.	5,014	392,897
		549,863
Apparel, Accessories & Luxury Goods - 0.1%
Ralph Lauren Corp.	170	19,834
Tapestry, Inc.	1,189	51,258
VF Corp.	1,441	33,013
		104,105
Application Software - 2.4%
Adobe, Inc. (a)	1,989	766,501
ANSYS, Inc. (a)	358	119,142
Autodesk, Inc. (a)	963	200,458
Cadence Design Systems, Inc. (a)	1,224	257,150
Ceridian HCM Holding, Inc. (a)	666	48,765
Fair Isaac Corp. (a)	100	70,269
Intuit, Inc.	1,216	542,129
Paycom Software, Inc. (a)	203	61,714
PTC, Inc. (a)	500	64,115
Roper Technologies, Inc.	480	211,531
Salesforce, Inc. (a)	4,389	876,835
Synopsys, Inc. (a)	682	263,423
Tyler Technologies, Inc. (a)	200	70,928
		3,552,960
	Number of Shares	Fair Value
Asset Management & Custody Banks - 0.7%
Ameriprise Financial, Inc.	475	$145,587
Bank of New York Mellon Corp.	3,217	146,180
BlackRock, Inc.	657	439,612
Franklin Resources, Inc.	1,491	40,168
Invesco Ltd.	1,674	27,454
Northern Trust Corp.	920	81,080
State Street Corp. (b)	1,468	111,113
T Rowe Price Group, Inc.	928	104,771
		1,095,965
Automobile Manufacturers - 1.9%
Ford Motor Co.	17,533	220,916
General Motors Co.	6,122	224,555
Tesla, Inc. (a)	11,783	2,444,501
		2,889,972
Automotive Parts & Equipment - 0.1%
Aptiv PLC (a)	1,165	130,701
BorgWarner, Inc.	863	42,382
		173,083
Automotive Retail - 0.4%
Advance Auto Parts, Inc.	304	36,969
AutoZone, Inc. (a)	85	208,943
CarMax, Inc. (a)	678	43,582
O'Reilly Automotive, Inc. (a)	279	236,865
		526,359
Biotechnology - 2.3%
AbbVie, Inc.	7,745	1,234,321
Amgen, Inc.	2,306	557,476
Biogen, Inc. (a)	657	182,666
Gilead Sciences, Inc.	5,394	447,540
Incyte Corp. (a)	768	55,503
Moderna, Inc. (a)	1,415	217,316
Regeneron Pharmaceuticals, Inc. (a)	466	382,898
Vertex Pharmaceuticals, Inc. (a)	1,117	351,933
		3,429,653
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	810	41,861
Broadcasting - 0.1%
Fox Corp., Class A	1,167	39,736
Fox Corp., Class B	740	23,170
Paramount Global, Class B	2,036	45,423
		108,329
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	38,914	4,019,427
eBay, Inc.	2,497	110,792
Etsy, Inc. (a)	600	66,798
		4,197,017
Building Products - 0.4%
A O Smith Corp.	607	41,974
Allegion PLC	398	42,479
Carrier Global Corp.	3,467	158,615
Johnson Controls International PLC	3,122	188,007
Masco Corp.	1,006	50,018

See Notes to Schedule of Investments.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Trane Technologies PLC	977	$179,748
		660,841
Cable & Satellite - 0.6%
Charter Communications, Inc., Class A (a)	454	162,355
Comcast Corp., Class A	18,264	692,388
DISH Network Corp., Class A (a)	1,098	10,245
		864,988
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	354	62,113
Old Dominion Freight Line, Inc.	378	128,837
		190,950
Casinos & Gaming - 0.2%
Caesars Entertainment, Inc. (a)	1,071	52,276
Las Vegas Sands Corp. (a)	1,425	81,866
MGM Resorts International	1,217	54,059
Wynn Resorts Ltd. (a)	481	53,829
		242,030
Commodity Chemicals - 0.2%
Dow, Inc.	3,126	171,367
LyondellBasell Industries NV, Class A	1,039	97,552
		268,919
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	1,036	173,903
Cisco Systems, Inc.	17,960	938,859
F5, Inc. (a)	311	45,310
Juniper Networks, Inc.	1,508	51,905
Motorola Solutions, Inc.	715	204,583
		1,414,560
Computer & Electronics Retail - 0.0% *
Best Buy Co., Inc.	860	67,312
Construction & Engineering - 0.1%
Quanta Services, Inc.	633	105,483
Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	2,282	522,213
Cummins, Inc.	642	153,361
PACCAR, Inc.	2,217	162,284
Westinghouse Air Brake Technologies Corp.	736	74,380
		912,238
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	288	102,257
Vulcan Materials Co.	613	105,167
		207,424
Consumer Electronics - 0.0% *
Garmin Ltd.	700	70,644
Consumer Finance - 0.5%
American Express Co.	2,575	424,746
Capital One Financial Corp.	1,670	160,587
Discover Financial Services	1,236	122,166
	Number of Shares	Fair Value
Synchrony Financial	2,066	$60,080
		767,579
Consumer Staples Merchandise Retail - 1.7%
Costco Wholesale Corp.	1,938	962,934
Dollar General Corp.	988	207,934
Dollar Tree, Inc. (a)	961	137,951
Target Corp.	2,036	337,223
Walmart, Inc.	6,128	903,574
		2,549,616
Copper - 0.2%
Freeport-McMoRan, Inc.	6,129	250,737
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,208	118,759
Equinix, Inc.	405	292,021
		410,780
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	562	82,372
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	755	48,524
Constellation Brands, Inc., Class A	740	167,158
		215,682
Distributors - 0.1%
Genuine Parts Co.	586	98,044
LKQ Corp.	1,238	70,269
Pool Corp.	151	51,708
		220,021
Diversified Banks - 2.5%
Bank of America Corp.	30,588	874,817
Citigroup, Inc.	8,446	396,033
JPMorgan Chase & Co.	12,784	1,665,883
U.S. Bancorp	6,014	216,804
Wells Fargo & Co.	16,760	626,489
		3,780,026
Diversified Support Services - 0.2%
Cintas Corp.	377	174,430
Copart, Inc. (a)	1,888	141,997
		316,427
Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	3,007	103,982
Electric Utilities - 1.9%
Alliant Energy Corp.	1,156	61,730
American Electric Power Co., Inc.	2,196	199,814
Constellation Energy Corp.	1,411	110,764
Duke Energy Corp.	3,352	323,367
Edison International	1,623	114,568
Entergy Corp.	900	96,966
Evergy, Inc.	1,088	66,499
Eversource Energy	1,562	122,242
Exelon Corp.	4,180	175,100
FirstEnergy Corp.	2,559	102,514
NextEra Energy, Inc.	8,656	667,205
NRG Energy, Inc.	991	33,981
PG&E Corp. (a)	6,600	106,722
Pinnacle West Capital Corp.	489	38,748

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
PPL Corp.	3,455	$96,015
Southern Co.	4,750	330,505
Xcel Energy, Inc.	2,501	168,667
		2,815,407
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	968	140,680
Eaton Corp. PLC	1,721	294,876
Emerson Electric Co.	2,503	218,112
Generac Holdings, Inc. (a)	324	34,995
Rockwell Automation, Inc.	514	150,833
		839,496
Electronic Components - 0.2%
Amphenol Corp., Class A	2,565	209,612
Corning, Inc.	3,162	111,555
		321,167
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	798	128,861
Teledyne Technologies, Inc. (a)	194	86,788
Trimble, Inc. (a)	941	49,327
Zebra Technologies Corp., Class A (a)	250	79,500
		344,476
Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	1,336	175,216
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	892	120,616
Rollins, Inc.	1,200	45,036
Waste Management, Inc.	1,666	271,841
		437,493
Fertilizers & Agricultural Chemicals - 0.3%
CF Industries Holdings, Inc.	949	68,793
Corteva, Inc.	3,036	183,101
FMC Corp.	553	67,538
Mosaic Co.	1,427	65,471
		384,903
Financial Exchanges & Data - 1.2%
Cboe Global Markets, Inc.	438	58,797
CME Group, Inc.	1,602	306,815
FactSet Research Systems, Inc.	180	74,716
Intercontinental Exchange, Inc.	2,491	259,786
MarketAxess Holdings, Inc.	180	70,432
Moody's Corp.	674	206,258
MSCI, Inc.	353	197,571
Nasdaq, Inc.	1,512	82,661
S&P Global, Inc.	1,438	495,779
		1,752,815
Food Distributors - 0.1%
Sysco Corp.	2,160	166,817
Food Retail - 0.1%
Kroger Co.	2,948	145,543
Footwear - 0.4%
NIKE, Inc., Class B	5,497	674,152
Gas Utilities - 0.0% *
Atmos Energy Corp.	560	62,922
	Number of Shares	Fair Value
Gold - 0.1%
Newmont Corp.	3,499	$171,521
Health Care REITs - 0.2%
Healthpeak Properties, Inc.	2,669	58,638
Ventas, Inc.	1,922	83,319
Welltower, Inc.	2,144	153,703
		295,660
Healthcare Distributors - 0.3%
AmerisourceBergen Corp.	755	120,883
Cardinal Health, Inc.	1,169	88,260
Henry Schein, Inc. (a)	663	54,061
McKesson Corp.	586	208,645
		471,849
Healthcare Equipment - 2.7%
Abbott Laboratories	7,624	772,006
Baxter International, Inc.	2,181	88,461
Becton Dickinson & Co.	1,252	309,920
Boston Scientific Corp. (a)	6,209	310,636
Dexcom, Inc. (a)	1,654	192,162
Edwards Lifesciences Corp. (a)	2,731	225,936
GE HealthCare Technologies, Inc. (a)	1,621	132,971
Hologic, Inc. (a)	1,062	85,703
IDEXX Laboratories, Inc. (a)	363	181,529
Insulet Corp. (a)	300	95,688
Intuitive Surgical, Inc. (a)	1,537	392,657
Medtronic PLC	5,729	461,872
ResMed, Inc.	617	135,117
STERIS PLC	400	76,512
Stryker Corp.	1,448	413,361
Teleflex, Inc.	222	56,235
Zimmer Biomet Holdings, Inc.	862	111,370
		4,042,136
Healthcare Facilities - 0.2%
HCA Healthcare, Inc.	945	249,178
Universal Health Services, Inc., Class B	241	30,631
		279,809
Healthcare Services - 0.6%
Cigna Group	1,289	329,378
CVS Health Corp.	5,553	412,644
DaVita, Inc. (a)(c)	158	12,815
Laboratory Corp. of America Holdings	393	90,162
Quest Diagnostics, Inc.	458	64,798
		909,797
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	287	95,898
Cooper Cos., Inc.	235	87,740
DENTSPLY SIRONA, Inc.	977	38,376
		222,014
Home Building - 0.2%
DR Horton, Inc.	1,311	128,072
Lennar Corp., Class A	1,136	119,405
NVR, Inc. (a)	12	66,866
PulteGroup, Inc.	907	52,860
		367,203

See Notes to Schedule of Investments.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Home Furnishings - 0.0% *
Mohawk Industries, Inc. (a)	275	$27,561
Home Improvement Retail - 1.2%
Home Depot, Inc.	4,458	1,315,645
Lowe's Cos., Inc.	2,650	529,920
		1,845,565
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts, Inc.	2,755	45,430
Hotels, Resorts & Cruise Lines - 0.7%
Booking Holdings, Inc. (a)	168	445,605
Carnival Corp. (a)	4,167	42,295
Expedia Group, Inc. (a)	589	57,151
Hilton Worldwide Holdings, Inc.	1,200	169,044
Marriott International, Inc., Class A	1,197	198,750
Norwegian Cruise Line Holdings Ltd. (a)	2,096	28,191
Royal Caribbean Cruises Ltd. (a)	936	61,121
		1,002,157
Household Appliances - 0.0% *
Whirlpool Corp.	267	35,249
Household Products - 1.4%
Church & Dwight Co., Inc.	1,069	94,510
Clorox Co.	513	81,177
Colgate-Palmolive Co.	3,719	279,483
Kimberly-Clark Corp.	1,455	195,290
Procter & Gamble Co.	10,279	1,528,385
		2,178,845
Housewares & Specialties - 0.0% *
Newell Brands, Inc.	1,635	20,339
Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	1,797	400,066
Paychex, Inc.	1,364	156,301
Robert Half International, Inc.	390	31,422
		587,789
Independent Power Producers & Energy Traders - 0.0% *
AES Corp.	2,716	65,401
Industrial Conglomerates - 0.8%
3M Co.	2,466	259,201
General Electric Co.	4,712	450,467
Honeywell International, Inc.	2,929	559,791
		1,269,459
Industrial Gases - 0.7%
Air Products & Chemicals, Inc.	963	276,583
Linde PLC	2,139	760,286
		1,036,869
Industrial Machinery & Supplies & Components - 0.8%
Dover Corp.	626	95,115
Fortive Corp.	1,584	107,981
IDEX Corp.	340	78,550
Illinois Tool Works, Inc.	1,194	290,679
Ingersoll Rand, Inc.	1,662	96,695
Nordson Corp.	237	52,676
Otis Worldwide Corp.	1,858	156,815
	Number of Shares	Fair Value
Parker-Hannifin Corp.	541	$181,836
Pentair PLC	696	38,468
Snap-on, Inc.	182	44,934
Stanley Black & Decker, Inc.	649	52,296
Xylem, Inc.	757	79,258
		1,275,303
Industrial REITs - 0.3%
Prologis, Inc.	4,041	504,196
Insurance Brokers - 0.7%
Aon PLC, Class A	883	278,401
Arthur J Gallagher & Co.	927	177,344
Brown & Brown, Inc.	1,145	65,746
Marsh & McLennan Cos., Inc.	2,207	367,576
Willis Towers Watson PLC	494	114,796
		1,003,863
Integrated Oil & Gas - 2.3%
Chevron Corp.	7,745	1,263,674
Exxon Mobil Corp.	18,035	1,977,718
Occidental Petroleum Corp.	3,243	202,461
		3,443,853
Integrated Telecommunication Services - 0.9%
AT&T, Inc.	31,283	602,198
Verizon Communications, Inc.	18,220	708,576
		1,310,774
Interactive Home Entertainment - 0.3%
Activision Blizzard, Inc.	3,028	259,167
Electronic Arts, Inc.	1,150	138,517
Take-Two Interactive Software, Inc. (a)	736	87,805
		485,489
Interactive Media & Services - 4.7%
Alphabet, Inc., Class C (a)	22,648	2,355,392
Alphabet, Inc., Class A (a)(c)	26,075	2,704,760
Match Group, Inc. (a)	1,240	47,603
Meta Platforms, Inc., Class A (a)	9,732	2,062,600
		7,170,355
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	614	48,076
VeriSign, Inc. (a)	374	79,038
		127,114
Investment Banking & Brokerage - 0.9%
Charles Schwab Corp.	6,592	345,289
Goldman Sachs Group, Inc.	1,474	482,160
Morgan Stanley	5,680	498,704
Raymond James Financial, Inc.	793	73,963
		1,400,116
IT Consulting & Other Services - 1.1%
Accenture PLC, Class A	2,769	791,408
Cognizant Technology Solutions Corp., Class A	2,337	142,393
DXC Technology Co. (a)	1,002	25,611
EPAM Systems, Inc. (a)	273	81,627
Gartner, Inc. (a)	328	106,853

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
International Business Machines Corp.	3,967	$520,034
		1,667,926
Leisure Products - 0.0% *
Hasbro, Inc.	692	37,153
Life & Health Insurance - 0.4%
Aflac, Inc.	2,389	154,138
Globe Life, Inc.	457	50,279
Lincoln National Corp.	863	19,392
MetLife, Inc.	2,995	173,530
Principal Financial Group, Inc.	1,011	75,138
Prudential Financial, Inc.	1,691	139,913
		612,390
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	1,244	172,095
Bio-Rad Laboratories, Inc., Class A (a)	100	47,902
Bio-Techne Corp.	612	45,404
Charles River Laboratories International, Inc. (a)	226	45,611
Danaher Corp.	2,862	721,339
Illumina, Inc. (a)	664	154,413
IQVIA Holdings, Inc. (a)	844	167,863
Mettler-Toledo International, Inc. (a)	95	145,370
PerkinElmer, Inc.	600	79,956
Thermo Fisher Scientific, Inc.	1,718	990,204
Waters Corp. (a)	268	82,981
West Pharmaceutical Services, Inc.	310	107,406
		2,760,544
Managed Healthcare - 1.9%
Centene Corp. (a)	2,524	159,542
Elevance Health, Inc.	1,047	481,421
Humana, Inc.	548	266,032
Molina Healthcare, Inc. (a)	252	67,408
UnitedHealth Group, Inc.	4,076	1,926,277
		2,900,680
Metal, Glass & Plastic Containers - 0.1%
Ball Corp.	1,464	80,681
Movies & Entertainment - 1.1%
Live Nation Entertainment, Inc. (a)	639	44,730
Netflix, Inc. (a)	1,924	664,704
Walt Disney Co. (a)	7,910	792,028
Warner Bros Discovery, Inc. (a)	9,394	141,849
		1,643,311
Multi-Family Residential REITs - 0.3%
AvalonBay Communities, Inc.	620	104,197
Camden Property Trust	500	52,420
Equity Residential	1,384	83,040
Essex Property Trust, Inc.	286	59,814
Mid-America Apartment Communities, Inc.	534	80,655
UDR, Inc.	1,498	61,508
		441,634
Multi-Line Insurance - 0.2%
American International Group, Inc.	3,186	160,447
	Number of Shares	Fair Value
Assurant, Inc.	252	$30,258
Hartford Financial Services Group, Inc.	1,419	98,890
		289,595
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc., Class B (a)	7,865	2,428,476
Multi-Utilities - 0.8%
Ameren Corp.	1,067	92,178
CenterPoint Energy, Inc.	2,964	87,319
CMS Energy Corp.	1,149	70,526
Consolidated Edison, Inc.	1,542	147,523
Dominion Energy, Inc.	3,580	200,158
DTE Energy Co.	902	98,805
NiSource, Inc.	2,025	56,619
Public Service Enterprise Group, Inc.	2,307	144,072
Sempra Energy	1,421	214,798
WEC Energy Group, Inc.	1,435	136,024
		1,248,022
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	700	87,913
Boston Properties, Inc.	678	36,693
		124,606
Oil & Gas Equipment & Services - 0.4%
Baker Hughes Co.	4,506	130,043
Halliburton Co.	3,815	120,707
Schlumberger NV	6,304	309,526
		560,276
Oil & Gas Exploration & Production - 1.1%
APA Corp.	1,268	45,724
ConocoPhillips	5,367	532,460
Coterra Energy, Inc.	3,758	92,221
Devon Energy Corp.	2,946	149,097
Diamondback Energy, Inc.	794	107,325
EOG Resources, Inc.	2,634	301,935
EQT Corp.	1,700	54,247
Hess Corp.	1,179	156,029
Marathon Oil Corp.	2,562	61,386
Pioneer Natural Resources Co.	1,004	205,057
		1,705,481
Oil & Gas Refining & Marketing - 0.5%
Marathon Petroleum Corp.	2,007	270,604
Phillips 66	1,960	198,705
Valero Energy Corp.	1,653	230,758
		700,067
Oil & Gas Storage & Transportation - 0.3%
Kinder Morgan, Inc.	8,660	151,637
ONEOK, Inc.	1,965	124,856
Targa Resources Corp.	893	65,144
Williams Cos., Inc.	5,197	155,182
		496,819
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,186	62,751
VICI Properties, Inc.	4,067	132,666
		195,417

See Notes to Schedule of Investments.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Other Specialty Retail - 0.2%
Bath & Body Works, Inc.	892	$32,630
Tractor Supply Co.	457	107,413
Ulta Beauty, Inc. (a)	212	115,682
		255,725
Packaged Foods & Meats - 1.0%
Campbell Soup Co.	776	42,665
Conagra Brands, Inc.	1,941	72,904
General Mills, Inc.	2,665	227,751
Hershey Co.	663	168,674
Hormel Foods Corp.	1,297	51,724
J M Smucker Co.	459	72,233
Kellogg Co.	1,186	79,415
Kraft Heinz Co.	3,317	128,268
Lamb Weston Holdings, Inc.	568	59,367
McCormick & Co., Inc.	1,028	85,540
Mondelez International, Inc., Class A	5,911	412,115
Tyson Foods, Inc., Class A	1,173	69,582
		1,470,238
Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	6,636	75,518
Avery Dennison Corp.	351	62,805
International Paper Co.	1,599	57,660
Packaging Corp. of America	446	61,918
Sealed Air Corp.	764	35,075
Westrock Co.	928	28,276
		321,252
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	700	29,372
American Airlines Group, Inc. (a)	2,697	39,781
Delta Air Lines, Inc. (a)	2,886	100,779
Southwest Airlines Co.	2,670	86,882
United Airlines Holdings, Inc. (a)	1,288	56,994
		313,808
Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	1,010	248,925
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	9,284	643,474
Catalent, Inc. (a)	721	47,377
Eli Lilly & Co.	3,431	1,178,274
Johnson & Johnson	11,396	1,766,380
Merck & Co., Inc.	11,119	1,182,951
Organon & Co.	1,206	28,365
Pfizer, Inc.	24,599	1,003,639
Viatris, Inc.	4,835	46,513
Zoetis, Inc.	2,055	342,034
		6,239,007
Property & Casualty Insurance - 0.9%
Allstate Corp.	1,181	130,867
Arch Capital Group Ltd. (a)	1,700	115,379
Chubb Ltd.	1,851	359,427
Cincinnati Financial Corp.	723	81,034
Loews Corp.	746	43,283
Progressive Corp.	2,534	362,514
Travelers Cos., Inc.	1,045	179,123
	Number of Shares	Fair Value
W R Berkley Corp.	808	$50,306
		1,321,933
Publishing - 0.0% *
News Corp., Class A	2,096	36,198
News Corp., Class B	748	13,038
		49,236
Rail Transportation - 0.7%
CSX Corp.	9,378	280,777
Norfolk Southern Corp.	974	206,488
Union Pacific Corp.	2,698	543,000
		1,030,265
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	1,320	96,109
Regional Banks - 0.6%
Citizens Financial Group, Inc.	2,100	63,777
Comerica, Inc.	648	28,136
Fifth Third Bancorp	3,184	84,822
First Republic Bank	854	11,948
Huntington Bancshares, Inc.	6,287	70,414
KeyCorp	3,987	49,917
M&T Bank Corp.	705	84,297
PNC Financial Services Group, Inc.	1,799	228,653
Regions Financial Corp.	3,805	70,621
Truist Financial Corp.	5,722	195,120
Zions Bancorp NA	700	20,951
		908,656
Reinsurance - 0.0% *
Everest Re Group Ltd.	152	54,419
Research & Consulting Services - 0.3%
CoStar Group, Inc. (a)	1,800	123,930
Equifax, Inc.	508	103,043
Jacobs Solutions, Inc.	548	64,395
Leidos Holdings, Inc.	645	59,379
Verisk Analytics, Inc.	654	125,476
		476,223
Restaurants - 1.3%
Chipotle Mexican Grill, Inc. (a)	122	208,411
Darden Restaurants, Inc.	493	76,494
Domino's Pizza, Inc.	137	45,192
McDonald's Corp.	3,180	889,160
Starbucks Corp.	4,955	515,964
Yum! Brands, Inc.	1,210	159,817
		1,895,038
Retail REITs - 0.3%
Federal Realty Investment Trust	394	38,939
Kimco Realty Corp.	2,766	54,020
Realty Income Corp.	2,675	169,381
Regency Centers Corp.	620	37,932
Simon Property Group, Inc.	1,397	156,422
		456,694
Self Storage REITs - 0.2%
Extra Space Storage, Inc.	565	92,056
Public Storage	672	203,038
		295,094

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Semiconductor Materials & Equipment - 0.8%
Applied Materials, Inc.	3,648	$448,084
Enphase Energy, Inc. (a)	600	126,168
KLA Corp.	617	246,288
Lam Research Corp.	590	312,771
SolarEdge Technologies, Inc. (a)	226	68,693
Teradyne, Inc.	677	72,784
		1,274,788
Semiconductors - 5.6%
Advanced Micro Devices, Inc. (a)	6,992	685,286
Analog Devices, Inc.	2,242	442,167
Broadcom, Inc.	1,833	1,175,943
First Solar, Inc. (a)	400	87,000
Intel Corp.	17,808	581,787
Microchip Technology, Inc.	2,345	196,464
Micron Technology, Inc.	4,849	292,589
Monolithic Power Systems, Inc.	206	103,111
NVIDIA Corp.	10,733	2,981,306
NXP Semiconductors NV	1,156	215,565
ON Semiconductor Corp. (a)	1,939	159,619
Qorvo, Inc. (a)	376	38,190
QUALCOMM, Inc.	4,908	626,163
Skyworks Solutions, Inc.	636	75,035
Texas Instruments, Inc.	3,938	732,507
		8,392,732
Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	2,500	78,075
Soft Drinks & Non-alcoholic Beverages - 1.6%
Coca-Cola Co.	17,049	1,057,549
Keurig Dr Pepper, Inc.	3,813	134,523
Monster Beverage Corp. (a)	3,474	187,631
PepsiCo, Inc.	5,992	1,092,341
		2,472,044
Specialty Chemicals - 0.7%
Albemarle Corp.	541	119,582
Celanese Corp.	373	40,616
DuPont de Nemours, Inc.	2,059	147,774
Eastman Chemical Co.	541	45,628
Ecolab, Inc.	1,047	173,310
International Flavors & Fragrances, Inc.	1,159	106,582
PPG Industries, Inc.	988	131,977
Sherwin-Williams Co.	1,010	227,018
		992,487
Steel - 0.2%
Nucor Corp.	1,147	177,177
Steel Dynamics, Inc.	700	79,142
		256,319
Systems Software - 7.0%
Fortinet, Inc. (a)	2,735	181,768
Gen Digital, Inc.	2,772	47,567
Microsoft Corp.	32,512	9,373,210
Oracle Corp.	6,658	618,661
ServiceNow, Inc. (a)	890	413,601
		10,634,807
	Number of Shares	Fair Value
Technology Distributors - 0.1%
CDW Corp.	600	$116,934
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	64,964	10,712,563
Contra Abiomed, Inc. (a)	199	203
Hewlett Packard Enterprise Co.	5,833	92,920
HP, Inc.	4,029	118,251
NetApp, Inc.	938	59,891
Seagate Technology Holdings PLC	715	47,276
Western Digital Corp. (a)	1,358	51,156
		11,082,260
Telecom Tower REITs - 0.5%
American Tower Corp.	2,020	412,767
Crown Castle, Inc.	1,858	248,674
SBA Communications Corp.	455	118,787
		780,228
Timber REITs - 0.1%
Weyerhaeuser Co.	3,043	91,686
Tobacco - 0.7%
Altria Group, Inc.	7,696	343,395
Philip Morris International, Inc.	6,715	653,034
		996,429
Trading Companies & Distributors - 0.3%
Fastenal Co.	2,371	127,892
United Rentals, Inc.	312	123,477
WW Grainger, Inc.	207	142,584
		393,953
Transaction & Payment Processing Services - 2.7%
Fidelity National Information Services, Inc.	2,647	143,812
Fiserv, Inc. (a)	2,833	320,214
FleetCor Technologies, Inc. (a)	323	68,105
Global Payments, Inc.	1,129	118,816
Jack Henry & Associates, Inc.	349	52,601
Mastercard, Inc., Class A	3,675	1,335,532
PayPal Holdings, Inc. (a)	4,894	371,650
Visa, Inc., Class A	7,081	1,596,482
		4,007,212
Water Utilities - 0.1%
American Water Works Co., Inc.	817	119,682
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	2,583	374,122
Total Common Stock (Cost $46,239,656)		149,973,651
Short-Term Investments - 0.7%
State Street Institutional Liquid Reserves Fund - Premier Class 4.97% (c)(d)(e) (Cost $1,087,189)	1,086,939	1,087,048
Total Investments (Cost $47,326,845)		151,060,699
Other Assets and Liabilities, net - 0.0%*		57,963
NET ASSETS - 100.0%		$151,118,662

See Notes to Schedule of Investments.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Other Information (Unaudited):

The Fund had the following long futures contracts open at March 31, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2023	5	$997,330	$1,034,438	$37,108
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At March 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$149,973,448	$203	$—	$149,973,651
Short-Term Investments	1,087,048	—	—	1,087,048
Total Investments in Securities	$151,060,496	$203	$—	$151,060,699
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	37,108	—	—	37,108
Total Other Financial Instruments	$37,108	$—	$—	$37,108

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	1,635	$126,827	$—	$12,368	$(1,415)	$(1,931)	1,468	$111,113	$925
State Street Institutional Liquid Reserves Fund, Premier Class	3,444,537	3,445,226	2,854,521	5,212,945	48	198	1,086,939	1,087,048	26,676
TOTAL		$3,572,053	$2,854,521	$5,225,313	$(1,367)	$(1,733)		$1,198,161	$27,601
See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	11

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.9% †
Apparel Retail - 1.6%
Ross Stores, Inc.	4,113	$436,513
Application Software - 3.7%
Adobe, Inc. (a)	1,276	491,732
Salesforce, Inc. (a)	2,687	536,809
		1,028,541
Automobile Manufacturers - 0.9%
Tesla, Inc. (a)	1,204	249,782
Biotechnology - 3.2%
BioMarin Pharmaceutical, Inc. (a)	4,555	442,928
Vertex Pharmaceuticals, Inc. (a)	1,429	450,235
		893,163
Broadline Retail - 6.5%
Amazon.com, Inc. (a)	17,692	1,827,407
Cable & Satellite - 1.1%
Charter Communications, Inc., Class A (a)	867	310,048
Consumer Staples Merchandise Retail - 2.4%
Costco Wholesale Corp.	1,325	658,353
Electrical Components & Equipment - 1.9%
Eaton Corp. PLC	3,123	535,095
Financial Exchanges & Data - 1.6%
S&P Global, Inc.	1,272	438,547
Healthcare Equipment - 2.7%
Boston Scientific Corp. (a)	8,178	409,146
IDEXX Laboratories, Inc. (a)	704	352,056
		761,202
Home Improvement Retail - 1.6%
Lowe's Cos., Inc.	2,229	445,733
Industrial Machinery & Supplies & Components - 2.1%
Parker-Hannifin Corp.	1,750	588,192
Interactive Media & Services - 10.2%
Alphabet, Inc., Class C (a)	12,868	1,338,272
Alphabet, Inc., Class A (a)	7,448	772,581
Meta Platforms, Inc., Class A (a)	3,440	729,074
		2,839,927
Life Sciences Tools & Services - 1.4%
IQVIA Holdings, Inc. (a)	2,022	402,155
Managed Healthcare - 3.8%
UnitedHealth Group, Inc.	2,249	1,062,855
Other Specialty Retail - 1.0%
Chewy, Inc., Class A (a)	7,573	283,079
Pharmaceuticals - 1.8%
AstraZeneca PLC ADR	7,303	506,901
Semiconductor Materials & Equipment - 2.1%
Applied Materials, Inc.	4,884	599,902
	Number of Shares	Fair Value
Semiconductors - 8.7%
Advanced Micro Devices, Inc. (a)	6,794	$665,880
NVIDIA Corp.	3,507	974,140
QUALCOMM, Inc.	6,242	796,354
		2,436,374
Soft Drinks & Non-alcoholic Beverages - 1.9%
Monster Beverage Corp. (a)	9,840	531,458
Systems Software - 14.6%
Microsoft Corp.	12,070	3,479,781
ServiceNow, Inc. (a)	1,324	615,289
		4,095,070
Technology Hardware, Storage & Peripherals - 11.1%
Apple, Inc.	18,787	3,097,976
Telecom Tower REITs - 1.5%
American Tower Corp.	2,026	413,993
Trading Companies & Distributors - 2.1%
United Rentals, Inc.	1,479	585,329
Transaction & Payment Processing Services - 7.4%
Fidelity National Information Services, Inc.	2,596	141,041
Mastercard, Inc., Class A	2,470	897,623
Visa, Inc., Class A	4,634	1,044,781
		2,083,445
Total Common Stock (Cost $14,427,441)		27,111,040
Short-Term Investments - 3.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.74% (b)(c) (Cost $960,634)	960,634	960,634
Total Investments (Cost $15,388,075)		28,071,674
Liabilities in Excess of Other Assets, net - (0.3)%		(94,959)
NET ASSETS - 100.0%		$27,976,715
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.
12	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$27,111,040	$—	$—	$27,111,040
Short-Term Investments	960,634	—	—	960,634
Total Investments in Securities	$28,071,674	$—	$—	$28,071,674

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	500,571	$500,571	$1,970,111	$1,510,048	$—	$—	960,634	$960,634	$7,420
See Notes to Schedule of Investments.
State Street Premier Growth Equity V.I.S. Fund	13

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 94.3% †
Aerospace & Defense - 0.2%
Woodward, Inc. (a)	612	$59,590
Agricultural & Farm Machinery - 0.9%
AGCO Corp.	1,690	228,488
Agricultural Products & Services - 1.5%
Darling Ingredients, Inc. (b)	6,452	376,797
Aluminum - 0.0% *
Alcoa Corp.	213	9,065
Apparel Retail - 0.6%
American Eagle Outfitters, Inc.	2,914	39,164
Buckle, Inc.	2,117	75,556
Revolve Group, Inc. (b)	1,498	39,397
		154,117
Application Software - 5.8%
ACI Worldwide, Inc. (b)	3,964	106,949
Altair Engineering, Inc., Class A (a)(b)	1,529	110,256
Asana, Inc., Class A (b)	3,780	79,871
Blackbaud, Inc. (b)	3,015	208,940
Blackline, Inc. (b)	2,728	183,185
CCC Intelligent Solutions Holdings, Inc. (b)	4,726	42,392
Freshworks, Inc., Class A Revenue (b)	7,720	118,579
New Relic, Inc. (b)	2,710	204,036
Nutanix, Inc., Class A (b)	2,300	59,777
Q2 Holdings, Inc. (b)	2,415	59,457
Smartsheet, Inc., Class A (b)	980	46,844
Vertex, Inc., Class A (b)	3,654	75,601
Workiva, Inc. (b)	1,840	188,435
		1,484,322
Automobile Manufacturers - 0.6%
Thor Industries, Inc.	2,033	161,908
Automotive Parts & Equipment - 1.3%
Dana, Inc.	3,421	51,486
Dorman Products, Inc. (b)	2,706	233,420
LCI Industries	176	19,337
Modine Manufacturing Co. (b)	1,502	34,621
		338,864
Automotive Retail - 1.6%
America's Car-Mart, Inc. (b)	394	31,209
Group 1 Automotive, Inc.	399	90,341
Monro, Inc.	1,002	49,529
Murphy USA, Inc.	964	248,760
		419,839
Biotechnology - 0.8%
Avid Bioservices, Inc. (b)	3,663	68,718
Emergent BioSolutions, Inc. (b)	1,715	17,767
Halozyme Therapeutics, Inc. (a)(b)	1,078	41,169
Heron Therapeutics, Inc. (a)(b)	14,132	21,339
Veracyte, Inc. (b)	2,500	55,750
		204,743
Brewers - 0.8%
Boston Beer Co., Inc., Class A (b)	663	217,928
	Number of Shares	Fair Value
Broadline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (b)	1,346	$77,987
Building Products - 2.6%
Armstrong World Industries, Inc.	2,724	194,058
CSW Industrials, Inc.	980	136,152
Gibraltar Industries, Inc. (b)	2,863	138,856
Hayward Holdings, Inc. (a)(b)	4,820	56,490
Insteel Industries, Inc.	1,594	44,345
Simpson Manufacturing Co., Inc.	410	44,952
UFP Industries, Inc.	490	38,940
		653,793
Cargo Ground Transportation - 0.7%
Saia, Inc. (b)	662	180,117
Commodity Chemicals - 0.2%
Hawkins, Inc. (a)	1,091	47,764
Communications Equipment - 0.1%
Cambium Networks Corp. (b)	1,283	22,735
Computer & Electronics Retail - 0.1%
Upbound Group, Inc.	739	18,113
Construction & Engineering - 1.7%
Dycom Industries, Inc. (b)	3,591	336,297
IES Holdings, Inc. (b)	702	30,249
Valmont Industries, Inc.	199	63,537
		430,083
Construction Machinery & Heavy Transportation Equipment - 0.6%
Alamo Group, Inc.	484	89,133
Astec Industries, Inc.	251	10,354
Wabash National Corp.	2,537	62,385
		161,872
Construction Materials - 0.1%
Eagle Materials, Inc.	249	36,541
Consumer Finance - 0.2%
PROG Holdings, Inc. (b)	2,711	64,495
Data Processing & Outsourced Services - 0.8%
CSG Systems International, Inc.	1,916	102,889
Verra Mobility Corp. (b)	5,942	100,539
		203,428
Distillers & Vintners - 1.4%
MGP Ingredients, Inc.	3,711	358,928
Distributors - 0.8%
LKQ Corp.	3,485	197,809
Diversified Metals & Mining - 0.3%
Compass Minerals International, Inc.	1,101	37,753
Materion Corp. (a)	282	32,712
		70,465
Diversified REITs - 0.3%
Alpine Income Property Trust, Inc.	1,814	30,530
American Assets Trust, Inc.	1,270	23,609

See Notes to Schedule of Investments.
14	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Essential Properties Realty Trust, Inc.	840	$20,874
		75,013
Diversified Support Services - 2.0%
Healthcare Services Group, Inc. (a)	3,436	47,657
Matthews International Corp., Class A	2,371	85,498
Ritchie Bros Auctioneers, Inc.	6,113	344,101
UniFirst Corp.	168	29,607
		506,863
Education Services - 0.5%
Bright Horizons Family Solutions, Inc. (b)	443	34,107
Stride, Inc. (b)	2,360	92,630
		126,737
Electric Utilities - 1.1%
ALLETE, Inc.	587	37,785
IDACORP, Inc.	2,161	234,101
		271,886
Electrical Components & Equipment - 0.8%
Acuity Brands, Inc.	150	27,410
Atkore, Inc. (b)	356	50,011
Generac Holdings, Inc. (b)	850	91,808
Regal Rexnord Corp.	294	41,375
		210,604
Electronic Components - 1.6%
Belden, Inc.	2,381	206,599
Coherent Corp. (b)	1,408	53,617
Littelfuse, Inc.	581	155,760
		415,976
Electronic Equipment & Instruments - 1.4%
National Instruments Corp.	2,298	120,438
Novanta, Inc. (b)	880	139,999
Vontier Corp.	3,475	95,007
		355,444
Electronic Manufacturing Services - 0.1%
Plexus Corp. (b)	323	31,515
Environmental & Facilities Services - 0.3%
Montrose Environmental Group, Inc. (b)	1,970	70,270
Food Distributors - 0.5%
Performance Food Group Co. (b)	2,160	130,334
Footwear - 0.3%
Deckers Outdoor Corp. (b)	185	83,167
Health Care REITs - 0.4%
Community Healthcare Trust, Inc.	2,515	92,049
Healthcare Distributors - 0.3%
AdaptHealth Corp. (b)	5,690	70,727
Healthcare Equipment - 5.8%
AtriCure, Inc. (b)	2,470	102,381
Axonics, Inc. (b)	1,730	94,389
	Number of Shares	Fair Value
Cardiovascular Systems, Inc. (b)	3,000	$59,580
CONMED Corp.	1,280	132,941
Globus Medical, Inc., Class A (b)	2,150	121,776
Heska Corp. (b)	278	27,138
Inspire Medical Systems, Inc. (b)	850	198,959
Integra LifeSciences Holdings Corp. (b)	3,310	190,027
LeMaitre Vascular, Inc.	732	37,676
Mesa Laboratories, Inc.	285	49,798
Omnicell, Inc. (b)	1,280	75,098
Outset Medical, Inc. (b)	2,380	43,792
Penumbra, Inc. (b)	820	228,526
SI-BONE, Inc. (b)	2,220	43,667
Tandem Diabetes Care, Inc. (b)	2,250	91,373
		1,497,121
Healthcare Facilities - 1.4%
Acadia Healthcare Co., Inc. (b)	2,242	161,985
U.S. Physical Therapy, Inc.	1,884	184,462
		346,447
Healthcare Services - 0.7%
Addus HomeCare Corp. (b)	539	57,544
AMN Healthcare Services, Inc. (b)	357	29,617
Castle Biosciences, Inc. (b)	2,034	46,212
Pediatrix Medical Group, Inc. (b)	2,698	40,227
		173,600
Healthcare Supplies - 0.4%
ICU Medical, Inc. (b)	126	20,785
Neogen Corp. (b)	4,070	75,376
		96,161
Healthcare Technology - 0.3%
NextGen Healthcare, Inc. (b)	2,501	43,542
Simulations Plus, Inc.	702	30,846
		74,388
Home Building - 0.9%
Cavco Industries, Inc. (b)	214	67,996
Green Brick Partners, Inc. (b)	342	11,991
Taylor Morrison Home Corp. (b)	2,428	92,895
TopBuild Corp. (b)	229	47,664
		220,546
Home Furnishing Retail - 0.2%
Aaron's Co., Inc.	4,219	40,755
Overstock.com, Inc. (b)	769	15,588
		56,343
Hotel & Resort REITs - 0.6%
RLJ Lodging Trust	9,548	101,209
Sunstone Hotel Investors, Inc.	4,443	43,897
		145,106
Household Products - 0.3%
Central Garden & Pet Co., Class A (b)	2,140	83,610

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	15

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Industrial Machinery & Supplies & Components - 7.2%
Albany International Corp., Class A	640	$57,190
Barnes Group, Inc.	4,724	190,283
Chart Industries, Inc. (b)	268	33,607
Enerpac Tool Group Corp.	10,835	276,293
ESCO Technologies, Inc.	1,550	147,948
Evoqua Water Technologies Corp. (b)	4,370	217,276
Helios Technologies, Inc. (a)	314	20,536
Hillenbrand, Inc.	730	34,697
John Bean Technologies Corp.	2,070	226,230
Mueller Industries, Inc.	1,857	136,452
RBC Bearings, Inc. (b)	580	134,983
Standex International Corp.	820	100,401
Timken Co.	3,347	273,517
		1,849,413
Industrial REITs - 0.8%
EastGroup Properties, Inc.	1,172	193,755
Insurance Brokers - 0.4%
BRP Group, Inc., Class A (b)	4,500	114,570
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (a)(b)	527	41,132
Investment Banking & Brokerage - 1.1%
Piper Sandler Cos.,	425	58,909
Raymond James Financial, Inc.	1,625	151,564
Stifel Financial Corp.	1,159	68,485
		278,958
IT Consulting & Other Services - 0.2%
Perficient, Inc. (b)	474	34,218
Unisys Corp. (b)	6,283	24,378
		58,596
Leisure Products - 1.7%
Johnson Outdoors, Inc., Class A	316	19,911
Malibu Boats, Inc., Class A (b)	3,043	171,778
Polaris, Inc.	2,162	239,182
		430,871
Life & Health Insurance - 0.2%
American Equity Investment Life Holding Co.	984	35,906
Trupanion, Inc. (b)	644	27,621
		63,527
Life Sciences Tools & Services - 2.4%
Azenta, Inc. (b)	1,542	68,804
BioLife Solutions, Inc. (b)	3,784	82,302
Bruker Corp.	2,162	170,452
ICON PLC ADR (b)	371	79,242
Repligen Corp. (b)	912	153,545
Syneos Health, Inc. (b)	1,686	60,055
		614,400
Marine Transportation - 0.2%
Kirby Corp. (b)	658	45,863
Metal, Glass & Plastic Containers - 0.4%
TriMas Corp.	3,270	91,102
	Number of Shares	Fair Value
Multi-Family Residential REITs - 0.2%
NexPoint Residential Trust, Inc.	1,049	$45,810
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	1,787	59,829
Multi-Utilities - 0.1%
Avista Corp.	875	37,144
Office REITs - 0.7%
Corporate Office Properties Trust	1,092	25,891
Cousins Properties, Inc.	3,658	78,208
Easterly Government Properties, Inc.	4,731	65,004
		169,103
Office Services & Supplies - 1.0%
MSA Safety, Inc.	1,988	265,398
Oil & Gas Drilling - 0.0% *
Helmerich & Payne, Inc. (a)	273	9,760
Oil & Gas Equipment & Services - 0.7%
ChampionX Corp.	1,479	40,125
Oil States International, Inc. (b)	15,480	128,949
		169,074
Oil & Gas Exploration & Production - 1.6%
Civitas Resources, Inc.	604	41,277
Northern Oil & Gas, Inc.	1,444	43,825
PDC Energy, Inc.	3,165	203,130
SM Energy Co.	3,074	86,564
Southwestern Energy Co. (b)	8,624	43,120
		417,916
Other Specialty Retail - 0.6%
Leslie's, Inc. (b)	6,590	72,556
Sally Beauty Holdings, Inc. (b)	5,130	79,925
		152,481
Packaged Foods & Meats - 3.4%
Calavo Growers, Inc.	1,448	41,659
Fresh Market, Inc.	10,000	—
Freshpet, Inc. (b)	1,470	97,299
Hostess Brands, Inc. (b)	5,450	135,596
J & J Snack Foods Corp.	670	99,307
Lancaster Colony Corp.	780	158,247
Simply Good Foods Co. (b)	3,410	135,616
Sovos Brands, Inc. (b)	3,900	65,052
Utz Brands, Inc.	7,670	126,325
		859,101
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (b)	3,875	20,228
Personal Care Products - 0.2%
BellRing Brands, Inc. (b)	1,280	43,520
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. (b)	1,297	51,517
Organon & Co.	457	10,748
		62,265

See Notes to Schedule of Investments.
16	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Property & Casualty Insurance - 2.0%
AMERISAFE, Inc.	1,064	$52,083
Argo Group International Holdings Ltd.	1,852	54,245
James River Group Holdings Ltd.	2,590	53,483
Palomar Holdings, Inc. (b)	1,290	71,208
RLI Corp.	914	121,480
Selective Insurance Group, Inc.	1,710	163,014
		515,513
Publishing - 0.9%
John Wiley & Sons, Inc., Class A	6,004	232,775
Regional Banks - 8.2%
1st Source Corp.	1,260	54,369
Banc of California, Inc.	823	10,312
BancFirst Corp.	580	48,198
Bank OZK	1,516	51,847
BankUnited, Inc.	1,067	24,093
Banner Corp.	385	20,932
Cadence Bank	1,695	35,188
Community Bank System, Inc.	1,210	63,513
Cullen/Frost Bankers, Inc.	917	96,597
CVB Financial Corp.	2,000	33,360
Enterprise Financial Services Corp.	908	40,488
First Financial Bankshares, Inc.	1,750	55,825
First Interstate BancSystem, Inc., Class A	626	18,692
Fulton Financial Corp.	5,173	71,491
German American Bancorp, Inc.	1,950	65,072
Heritage Commerce Corp. (a)	3,254	27,106
Home BancShares, Inc.	3,077	66,802
HomeStreet, Inc.	1,133	20,383
Independent Bank Corp.	2,459	161,360
Lakeland Financial Corp.	319	19,982
Live Oak Bancshares, Inc.	6,077	148,096
National Bank Holdings Corp., Class A	1,534	51,328
New York Community Bancorp, Inc.	3,034	27,427
Origin Bancorp, Inc.	1,270	40,831
Peapack-Gladstone Financial Corp.	1,000	29,620
Pinnacle Financial Partners, Inc.	769	42,418
Prosperity Bancshares, Inc.	1,668	102,615
Renasant Corp.	3,610	110,394
ServisFirst Bancshares, Inc.	1,050	57,362
SouthState Corp.	423	30,143
Stock Yards Bancorp, Inc.	305	16,818
Texas Capital Bancshares, Inc. (b)	874	42,791
United Community Banks, Inc.	1,052	29,582
Washington Federal, Inc.	834	25,120
Westamerica BanCorp	1,568	69,462
Western Alliance Bancorp	1,419	50,431
Wintrust Financial Corp. (a)	970	70,761
WSFS Financial Corp. (a)	4,403	165,597
		2,096,406
Research & Consulting Services - 0.3%
Resources Connection, Inc.	4,821	82,246
	Number of Shares	Fair Value
Restaurants - 1.6%
Bloomin' Brands, Inc.	2,582	$66,228
Cheesecake Factory, Inc.	1,747	61,232
Shake Shack, Inc., Class A (b)	1,680	93,223
Texas Roadhouse, Inc.	960	103,738
Wingstop, Inc. (a)	430	78,940
		403,361
Retail REITs - 0.4%
Kite Realty Group Trust	2,603	54,455
Macerich Co. (a)	3,403	36,072
		90,527
Security & Alarm Services - 1.0%
Brink's Co.	3,834	256,111
Self Storage REITs - 0.1%
National Storage Affiliates Trust	845	35,304
Semiconductor Materials & Equipment - 0.6%
Ichor Holdings Ltd. (b)	1,587	51,958
Onto Innovation, Inc. (b)	1,070	94,032
		145,990
Semiconductors - 0.4%
Diodes, Inc. (b)	299	27,735
MaxLinear, Inc. (b)	617	21,725
Semtech Corp. (b)	2,031	49,028
		98,488
Soft Drinks & Non-alcoholic Beverages - 0.5%
Primo Water Corp.	7,771	119,285
Zevia PBC, Class A (a)(b)	1,640	6,314
		125,599
Specialized Consumer Services - 0.4%
European Wax Center, Inc., Class A	3,200	60,800
OneSpaWorld Holdings Ltd. (b)	3,910	46,881
		107,681
Specialty Chemicals - 4.8%
Avient Corp.	4,093	168,468
HB Fuller Co. (a)	355	24,300
Ingevity Corp. (b)	5,635	403,015
Innospec, Inc.	1,120	114,990
Quaker Chemical Corp.	750	148,463
Sensient Technologies Corp.	1,320	101,059
Stepan Co.	2,607	268,599
		1,228,894
Steel - 0.6%
Carpenter Technology Corp.	756	33,838
Commercial Metals Co.	1,772	86,651
Ryerson Holding Corp.	852	30,996
		151,485
Systems Software - 0.5%
Progress Software Corp.	815	46,822
Tenable Holdings, Inc. (b)	1,850	87,893
		134,715
Technology Hardware, Storage & Peripherals - 1.0%
Corsair Gaming, Inc. (b)	3,311	60,757

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	17

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Pure Storage, Inc., Class A (b)	8,040	$205,100
		265,857
Timber REITs - 0.2%
PotlatchDeltic Corp.	943	46,679
Trading Companies & Distributors - 2.4%
Applied Industrial Technologies, Inc.	1,921	273,032
Transcat, Inc. (b)	540	48,270
Univar Solutions, Inc. (b)	7,324	256,560
WESCO International, Inc. (b)	259	40,026
		617,888
Transaction & Payment Processing Services - 0.3%
Shift4 Payments, Inc., Class A (b)	882	66,856
Water Utilities - 0.1%
American States Water Co.	370	32,889
Total Common Stock (Cost $18,752,540)		24,142,778
	Number of Shares	Fair Value
Short-Term Investments - 7.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.74% (c)(d) (Cost $1,782,017)	1,782,017	$1,782,017
Total Investments (Cost $20,534,557)		25,924,795
Liabilities in Excess of Other Assets, net - (1.3)%		(330,243)
NET ASSETS - 100.0%		$25,594,552

Other Information:

The Fund had the following long futures contracts open at March 31, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	June 2023	5	$450,772	$453,375	$2,603
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$24,142,778	$—	$—	$24,142,778
Short-Term Investments	1,782,017	—	—	1,782,017
Total Investments in Securities	$25,924,795	$—	$—	$25,924,795
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	2,603	—	—	2,603
Total Other Financial Instruments	$2,603	$—	$—	$2,603
See Notes to Schedule of Investments.
18	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,061,790	$1,061,790	$3,303,505	$2,583,278	$—	$—	1,782,017	$1,782,017	$13,399
See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 97.1% †
U.S. Treasuries - 29.2%
U.S. Treasury Bonds
1.88%, 02/15/51 (a)	$22,000	$15,032
2.25%, 08/15/46 (a)	137,000	103,328
3.00%, 08/15/48 - 08/15/52 (a)	399,400	349,221
3.38%, 08/15/42 (a)	104,300	97,961
4.75%, 02/15/37 (a)	164,900	187,934
U.S. Treasury Notes
0.25%, 07/31/25 (a)	166,900	153,261
0.75%, 12/31/23 - 01/31/28 (a)	745,000	693,291
1.25%, 11/30/26 (a)	235,000	214,988
1.50%, 02/29/24 (a)	83,000	80,669
1.63%, 05/15/31 (a)	387,000	336,388
2.75%, 08/15/32 (a)	251,000	236,215
2.88%, 05/15/32 (a)	137,800	131,147
3.00%, 06/30/24 (a)	126,000	123,721
3.88%, 12/31/27 - 11/30/29 (a)	227,200	230,307
4.25%, 12/31/24 - 10/15/25 (a)	187,600	188,698
		3,142,161
Agency Mortgage Backed - 31.9%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	313,112	286,581
4.50%, 06/01/33 - 02/01/35	1,902	1,911
5.00%, 07/01/35	15,078	15,486
5.50%, 01/01/38	14,665	15,389
6.00%, 04/01/29 - 11/01/37	47,975	50,518
6.50%, 02/01/29	18	20
6.93%, 06/01/26 (a)(b)	60,000	64,979
7.00%, 12/01/29 - 08/01/36	12,079	12,860
7.50%, 01/01/30 - 09/01/33	1,437	1,496
8.00%, 11/01/30	2,468	2,606
8.50%, 04/01/30	2,418	2,707
Federal National Mortgage Association
2.50%, 03/01/51	236,621	203,939
3.00%, 03/01/50	55,172	49,934
3.50%, 08/01/45 - 01/01/48	111,357	105,638
4.00%, 01/01/41 - 01/01/50	163,015	159,201
4.50%, 07/01/33 - 12/01/48	71,024	71,034
5.00%, 03/01/34 - 08/01/35	16,930	17,360
5.50%, 12/01/32 - 01/01/39	61,359	63,944
6.00%, 02/01/33 - 07/01/35	72,466	76,335
6.50%, 01/01/29 - 08/01/34	10,730	11,433
7.00%, 10/01/32 - 02/01/34	4,190	4,389
7.50%, 12/01/23 - 03/01/33	4,723	4,931
8.00%, 08/01/25 - 10/01/31	2,255	2,310
Federal National Mortgage Association 1.60% + 12 month USD LIBOR
2.97%, 04/01/37 (c)	644	645
Federal National Mortgage Association, TBA
2.00%, 04/13/53 (d)	784,111	647,880
2.50%, 04/13/53 (d)	323,157	278,441
3.00%, 04/13/53 (d)	137,325	123,104
3.50%, 04/13/53 (d)	68,183	63,304
4.00%, 04/13/53 (d)	240,420	229,821
4.50%, 04/13/53 (d)	202,997	198,803
	Principal Amount	Fair Value
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	$259,469	$240,998
3.50%, 08/20/48	46,881	44,616
4.00%, 01/20/41 - 04/20/43	45,747	45,189
4.50%, 08/15/33 - 03/20/41	35,993	36,140
6.00%, 04/15/27 - 04/15/34	40,354	42,450
6.50%, 03/15/24 - 08/15/34	15,626	16,407
7.00%, 01/15/28 - 10/15/36	12,170	12,477
Government National Mortgage Association 1.50+ 1 year CMT Rate
2.63%, 02/20/26 (c)	67	66
2.75%, 12/20/24 (c)	126	123
Government National Mortgage Association, TBA
2.50%, 04/20/53 (d)	211,781	186,375
4.00%, 04/20/53 (d)	41,845	40,270
		3,432,110
Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29	55,001	49,842
4.05%, 09/25/28 (c)	31,000	30,737
Federal Home Loan Mortgage Corp. REMICS
3.50%, 11/15/30 (e)	1,012	5
5.50%, 06/15/33 (e)	7,472	1,172
7.50%, 07/15/27 (e)	541	47
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (f)	78	71
8.00%, 07/01/24 (e)	55	2
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (c)(e)	261,355	1,707
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (f)	6,490	5,097
4.50%, 08/25/35 - 01/25/36 (e)	7,076	911
5.00%, 03/25/38 - 05/25/38 (e)	4,450	688
5.50%, 12/25/33 (e)	2,066	384
6.00%, 01/25/35 (e)	3,677	649
7.50%, 11/25/23 (e)	77	1
8.00%, 07/25/24 (e)	102	4
Federal National Mortgage Association REMICS
1.15%, 12/25/42 (c)(e)	13,464	468
5.00%, 09/25/40 (e)	3,629	375
Federal National Mortgage Association REMICS 6.00% - 1 month USD LIBOR
1.15%, 07/25/38 (c)(e)	2,621	243
Federal National Mortgage Association REMICS 6.55% - 1 month USD LIBOR
1.70%, 11/25/41 (c)(e)	123,408	15,398
		107,801
Asset Backed - 0.1%
Ford Credit Auto Owner Trust
0.56%, 10/15/24	10,077	9,995
		9,995

20

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Corporate Notes - 27.3%
3M Co.
3.13%, 09/19/46 (a)	$2,000	$1,442
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	5,000	4,493
Abbott Laboratories
3.75%, 11/30/26 (a)	6,000	5,953
4.90%, 11/30/46 (a)	8,000	8,225
AbbVie, Inc.
2.60%, 11/21/24 (a)	7,000	6,755
2.95%, 11/21/26 (a)	5,000	4,758
3.20%, 05/14/26 - 11/21/29 (a)	12,000	11,283
4.05%, 11/21/39 (a)	3,000	2,677
4.25%, 11/21/49 (a)	8,000	7,058
4.40%, 11/06/42 (a)	2,000	1,822
4.63%, 10/01/42 (a)	2,000	1,849
4.88%, 11/14/48 (a)	3,000	2,882
Advance Auto Parts, Inc.
3.90%, 04/15/30 (a)	5,000	4,549
5.95%, 03/09/28	10,000	10,341
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	3,000	2,790
AEP Texas, Inc.
3.45%, 05/15/51 (a)	8,000	5,858
AEP Transmission Co. LLC
5.40%, 03/15/53	5,000	5,208
Aetna, Inc.
3.50%, 11/15/24 (a)	4,000	3,908
Aircastle Ltd.
4.25%, 06/15/26 (a)	3,000	2,839
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	3,000	2,247
2.95%, 03/15/34 (a)	3,000	2,399
3.55%, 03/15/52 (a)	3,000	2,096
4.70%, 07/01/30 (a)	3,000	2,903
Allstate Corp.
4.20%, 12/15/46 (a)	4,000	3,378
Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(c)	9,000	8,759
Ally Financial, Inc.
2.20%, 11/02/28 (a)	3,000	2,381
Altria Group, Inc.
3.40%, 02/04/41 (a)	6,000	4,245
4.00%, 02/04/61 (a)	2,000	1,406
4.25%, 08/09/42 (a)	2,000	1,563
4.45%, 05/06/50 (a)	3,000	2,206
4.50%, 05/02/43 (a)	3,000	2,393
Amazon.com, Inc.
1.50%, 06/03/30 (a)	2,000	1,664
2.50%, 06/03/50 (a)	3,000	2,031
2.70%, 06/03/60 (a)	3,000	1,969
2.88%, 05/12/41 (a)	4,000	3,142
3.15%, 08/22/27 (a)	2,000	1,920
3.25%, 05/12/61 (a)	3,000	2,207
4.05%, 08/22/47 (a)	3,000	2,727
Ameren Corp.
3.65%, 02/15/26 (a)	5,000	4,816
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	3,000	2,531
3.25%, 03/01/50 (a)	3,000	2,090
	Principal Amount	Fair Value
American Tower Corp.
1.50%, 01/31/28 (a)	$4,000	$3,405
2.90%, 01/15/30 (a)	4,000	3,479
3.70%, 10/15/49 (a)	3,000	2,175
3.80%, 08/15/29 (a)	4,000	3,719
American Water Capital Corp.
2.95%, 09/01/27 (a)	8,000	7,527
Amgen, Inc.
2.45%, 02/21/30 (a)	2,000	1,743
3.00%, 01/15/52 (a)	4,000	2,746
3.15%, 02/21/40 (a)	5,000	3,922
5.51%, 03/02/26	5,000	5,024
5.60%, 03/02/43	5,000	5,156
5.65%, 03/02/53	5,000	5,204
5.75%, 03/02/63	5,000	5,187
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	7,000	6,953
4.90%, 02/01/46 (a)	8,000	7,817
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	5,000	4,716
4.35%, 06/01/40 (a)	5,000	4,654
4.38%, 04/15/38 (a)	8,000	7,589
4.50%, 06/01/50 (a)	3,000	2,806
4.75%, 04/15/58 (a)	6,000	5,666
5.55%, 01/23/49 (a)	2,000	2,160
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	4,000	2,665
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	4,000	3,354
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(c)(g)	5,000	4,067
Apple, Inc.
2.20%, 09/11/29 (a)	3,000	2,685
2.65%, 02/08/51 (a)	6,000	4,208
2.80%, 02/08/61 (a)	2,000	1,362
2.95%, 09/11/49 (a)	3,000	2,267
3.45%, 02/09/45 (a)	4,000	3,436
3.95%, 08/08/52 (a)	3,000	2,689
Applied Materials, Inc.
4.35%, 04/01/47 (a)	4,000	3,744
Aptiv PLC
4.40%, 10/01/46 (a)	3,000	2,379
ArcelorMittal SA
6.80%, 11/29/32 (a)	4,000	4,198
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	4,000	3,774
Ares Capital Corp.
2.88%, 06/15/28 (a)	3,000	2,477
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	3,000	2,162
Ascension Health
4.85%, 11/15/53 (a)	7,000	6,940
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	8,000	7,098
AstraZeneca PLC
3.00%, 05/28/51 (a)	5,000	3,795
4.00%, 01/17/29 (a)	3,000	2,956
4.38%, 08/17/48 (a)	2,000	1,898

21

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
AT&T, Inc.
2.75%, 06/01/31 (a)	$10,000	$8,608
3.65%, 06/01/51	9,000	6,812
3.85%, 06/01/60 (a)	7,000	5,246
4.35%, 03/01/29 (a)	2,000	1,958
4.50%, 05/15/35 (a)	3,000	2,813
4.55%, 03/09/49 (a)	2,000	1,739
4.75%, 05/15/46 (a)	2,000	1,800
Athene Holding Ltd.
4.13%, 01/12/28 (a)	4,000	3,629
6.15%, 04/03/30 (a)	5,000	4,994
Avangrid, Inc.
3.15%, 12/01/24 (a)	6,000	5,816
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	6,000	5,307
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,827
4.18%, 11/25/27 (a)	4,000	3,869
4.25%, 10/22/26 (a)	4,000	3,880
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	3,000	2,581
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(c)	7,000	4,718
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(c)	2,000	1,924
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(c)	4,000	3,784
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (a)(c)	4,000	3,434
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(c)	4,000	3,228
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 01/28/25 (a)(c)	7,000	6,307
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 09/20/26 (a)(c)	5,000	4,569
Bank of Nova Scotia (7.45% fixed rate until 07/12/23; 2.65% + 3 month USD LIBOR thereafter)
7.45%, 07/12/23 (a)(c)	8,000	7,124
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	3,153
BAT Capital Corp.
2.73%, 03/25/31 (a)	4,000	3,245
4.39%, 08/15/37 (a)	3,000	2,449
4.54%, 08/15/47 (a)	2,000	1,487
4.70%, 04/02/27 (a)	3,000	2,944
	Principal Amount	Fair Value
4.91%, 04/02/30 (a)	$4,000	$3,859
BAT International Finance PLC
1.67%, 03/25/26 (a)	3,000	2,732
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	7,000	6,766
4.67%, 06/06/47 (a)	3,000	2,798
4.69%, 12/15/44 (a)	2,000	1,862
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,912
3.70%, 07/15/30 (a)	3,000	2,851
3.80%, 07/15/48 (a)	3,000	2,423
4.25%, 10/15/50 (a)	2,000	1,725
6.13%, 04/01/36 (a)	3,000	3,308
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	6,000	4,237
4.25%, 01/15/49 (a)	4,000	3,690
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	6,000	5,849
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	3,000	3,052
Biogen, Inc.
2.25%, 05/01/30 (a)	3,000	2,525
Block Financial LLC
2.50%, 07/15/28 (a)	3,000	2,585
3.88%, 08/15/30 (a)	3,000	2,593
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	4,000	3,923
Boeing Co.
2.70%, 02/01/27 (a)	4,000	3,690
2.95%, 02/01/30 (a)	4,000	3,523
3.25%, 03/01/28 (a)	3,000	2,763
3.75%, 02/01/50 (a)	2,000	1,510
5.04%, 05/01/27 (a)	5,000	5,036
5.15%, 05/01/30 (a)	5,000	5,032
5.81%, 05/01/50 (a)	3,000	3,016
Boston Properties LP
6.75%, 12/01/27 (a)	5,000	4,953
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	4,000	2,835
3.38%, 02/08/61 (a)	5,000	3,603
4.81%, 02/13/33	5,000	5,077
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 03/22/30 (a)(c)	7,000	6,325
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,636
2.35%, 11/13/40 (a)	2,000	1,441
2.95%, 03/15/32 (a)	5,000	4,509
3.20%, 06/15/26 (a)	2,000	1,934
3.40%, 07/26/29 (a)	2,000	1,899
4.13%, 06/15/39 (a)	3,000	2,793
4.25%, 10/26/49 (a)	3,000	2,722
4.55%, 02/20/48 (a)	2,000	1,892
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	6,000	5,151
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	3,000	2,312
3.42%, 04/15/33 (a)(g)	10,000	8,365
3.47%, 04/15/34 (a)(g)	2,000	1,643
4.15%, 11/15/30 (a)	4,000	3,708
4.30%, 11/15/32 (a)	4,000	3,676

22

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Brooklyn Union Gas Co.
4.87%, 08/05/32 (a)(g)	$11,000	$10,578
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,827
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,883
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	4,000	3,525
4.55%, 09/01/44 (a)	5,000	4,736
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	3,000	2,872
4.95%, 06/01/47 (a)	4,000	3,617
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	3,000	2,725
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	5,000	4,864
Capital One Financial Corp.
3.75%, 07/28/26 (a)	5,000	4,548
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	4,000	3,909
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	5,000	3,884
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,635
3.58%, 04/05/50 (a)	3,000	2,271
Caterpillar, Inc.
3.25%, 09/19/49 - 04/09/50 (a)	6,000	4,772
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	3,000	2,477
3.75%, 02/15/52 (a)	3,000	2,184
Centene Corp.
3.00%, 10/15/30 (a)	3,000	2,525
3.38%, 02/15/30 (a)	14,000	12,261
4.25%, 12/15/27 (a)	23,000	22,157
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	5,000	4,234
Charles Schwab Corp.
2.45%, 03/03/27 (a)	3,000	2,693
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/01/30 (a)(c)	8,000	6,300
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	4,000	2,735
3.70%, 04/01/51 (a)	15,000	9,578
4.80%, 03/01/50 (a)	5,000	3,804
5.05%, 03/30/29 (a)	6,000	5,795
5.75%, 04/01/48 (a)	3,000	2,576
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	5,000	5,036
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	9,000	8,396
Chevron USA, Inc.
3.85%, 01/15/28 (a)	4,000	3,951
3.90%, 11/15/24 (a)	4,000	3,984
Chubb INA Holdings, Inc.
4.35%, 11/03/45 (a)	4,000	3,678
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	3,000	2,510
	Principal Amount	Fair Value
Cigna Group
2.40%, 03/15/30 (a)	$3,000	$2,603
3.25%, 04/15/25 (a)	7,000	6,785
3.40%, 03/01/27 (a)	5,000	4,784
3.88%, 10/15/47 (a)	2,000	1,612
4.13%, 11/15/25 (a)	5,000	4,923
4.38%, 10/15/28 (a)	3,000	2,955
4.80%, 08/15/38 (a)	3,000	2,910
Cisco Systems, Inc.
5.90%, 02/15/39 (a)	3,000	3,386
Citigroup, Inc.
4.45%, 09/29/27 (a)	4,000	3,879
4.65%, 07/23/48 (a)	9,000	8,338
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	6,000	5,259
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 1 month Term SOFR)
3.88%, 01/24/39 (a)(c)	6,000	5,101
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(c)	6,000	5,263
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	6,000	5,828
Clorox Co.
1.80%, 05/15/30 (a)	4,000	3,309
CME Group, Inc.
3.75%, 06/15/28 (a)	2,000	1,961
CMS Energy Corp.
4.88%, 03/01/44 (a)	7,000	6,424
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	5,000	4,947
Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	2,139
2.75%, 06/01/60 (a)	3,000	2,128
Comcast Corp.
2.80%, 01/15/51 (a)	3,000	2,027
2.94%, 11/01/56 (a)	5,000	3,332
2.99%, 11/01/63 (a)	3,000	1,947
3.20%, 07/15/36 (a)	3,000	2,528
3.25%, 11/01/39 (a)	3,000	2,426
3.97%, 11/01/47 (a)	3,000	2,531
4.15%, 10/15/28 (a)	3,000	2,968
CommonSpirit Health
4.35%, 11/01/42	16,000	13,677
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,944
5.40%, 11/01/48 (a)	2,000	1,959
ConocoPhillips Co.
4.30%, 11/15/44 (a)	4,000	3,596
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	3,000	2,767
3.88%, 06/15/47 (a)	2,000	1,631
3.95%, 04/01/50 (a)	3,000	2,495
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	4,000	3,659
3.70%, 12/06/26 (a)	4,000	3,874
4.50%, 05/09/47 (a)	4,000	3,505
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	3,000	2,329
3.80%, 06/01/24 (a)	10,000	9,795
4.50%, 04/15/23 (a)	5,000	4,996

23

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)(g)	$15,000	$12,975
Corning, Inc.
4.38%, 11/15/57 (a)	2,000	1,701
Corporate Office Properties LP
2.00%, 01/15/29 (a)	5,000	3,874
2.25%, 03/15/26 (a)	3,000	2,668
2.75%, 04/15/31 (a)	3,000	2,223
Crown Castle, Inc.
2.90%, 03/15/27 (a)	8,000	7,417
4.15%, 07/01/50 (a)	3,000	2,399
5.20%, 02/15/49 (a)	4,000	3,707
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	6,000	5,813
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	10,000	8,967
CubeSmart LP
2.50%, 02/15/32 (a)	3,000	2,413
4.38%, 02/15/29 (a)	3,000	2,873
CVS Health Corp.
3.00%, 08/15/26 (a)	4,000	3,817
3.25%, 08/15/29 (a)	3,000	2,744
3.63%, 04/01/27 (a)	3,000	2,891
3.75%, 04/01/30 (a)	3,000	2,806
4.25%, 04/01/50 (a)	3,000	2,497
4.78%, 03/25/38 (a)	3,000	2,858
5.00%, 12/01/24 (a)	6,000	5,990
5.13%, 07/20/45 (a)	2,000	1,895
5.30%, 12/05/43 (a)	4,000	3,930
Danaher Corp.
2.80%, 12/10/51 (a)	9,000	6,309
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	4,000	3,943
5.45%, 06/15/23 (a)	2,000	1,999
6.02%, 06/15/26 (a)	3,000	3,079
Devon Energy Corp.
5.00%, 06/15/45 (a)	4,000	3,559
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	2,000	1,789
3.25%, 11/15/39 (a)	3,000	2,513
3.40%, 11/15/49 (a)	3,000	2,368
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	4,000	3,464
3.50%, 12/01/29 (a)	3,000	2,747
4.40%, 03/24/51 (a)	3,000	2,416
Digital Realty Trust LP
3.60%, 07/01/29 (a)	6,000	5,373
Discovery Communications LLC
3.95%, 03/20/28 (a)	4,000	3,748
4.95%, 05/15/42 (a)	2,000	1,633
5.00%, 09/20/37 (a)	3,000	2,647
Dollar General Corp.
3.50%, 04/03/30 (a)	4,000	3,680
4.13%, 04/03/50 (a)	4,000	3,254
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	5,000	4,904
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(b)	5,000	4,860
3.38%, 04/01/30 (a)	6,000	5,438
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,678
	Principal Amount	Fair Value
Dow Chemical Co.
2.10%, 11/15/30 (a)	$5,000	$4,180
3.60%, 11/15/50 (a)	3,000	2,244
4.25%, 10/01/34 (a)	3,000	2,790
6.30%, 03/15/33 (a)	3,000	3,264
DTE Energy Co.
2.85%, 10/01/26 (a)	7,000	6,556
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,504
Duke Energy Corp.
2.55%, 06/15/31 (a)	6,000	5,016
3.30%, 06/15/41 (a)	7,000	5,279
3.50%, 06/15/51 (a)	7,000	5,140
3.75%, 09/01/46 (a)	5,000	3,900
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 09/16/24 (a)(c)	9,000	8,626
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	9,000	7,753
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	7,000	6,352
Eastman Chemical Co.
4.65%, 10/15/44 (a)	4,000	3,465
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,894
Edison International
4.95%, 04/15/25 (a)	8,000	7,947
EIDP, Inc.
2.30%, 07/15/30 (a)	4,000	3,448
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,000	2,469
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,000	2,720
3.60%, 03/15/51 (a)	3,000	2,347
3.70%, 09/15/49 (a)	3,000	2,375
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	8,000	6,435
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,791
2.75%, 10/15/50 (a)	2,000	1,348
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	1,935
Enbridge, Inc.
1.60%, 10/04/26 (a)	5,000	4,484
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(c)	9,000	8,032
Energy Transfer LP
4.50%, 04/15/24 (a)	2,000	1,977
4.95%, 06/15/28 (a)	4,000	3,974
5.30%, 04/01/44 - 04/15/47 (a)	7,000	6,156
5.35%, 05/15/45 (a)	4,000	3,537
5.75%, 02/15/33 (a)	3,000	3,063
6.50%, 02/01/42 (a)	4,000	4,153
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 05/15/25 (a)(c)	19,000	16,771
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	4,000	3,969

24

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	$6,000	$5,115
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(c)	3,000	2,552
EOG Resources, Inc.
4.95%, 04/15/50 (a)	3,000	3,018
5.10%, 01/15/36 (a)	2,000	1,993
Equinix, Inc.
1.25%, 07/15/25 (a)	5,000	4,585
2.15%, 07/15/30 (a)	4,000	3,268
Equinor ASA
3.25%, 11/18/49 (a)	4,000	3,082
ERP Operating LP
4.50%, 07/01/44 (a)	8,000	6,996
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	3,000	2,654
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	3,000	2,026
Eversource Energy
3.45%, 01/15/50 (a)	5,000	3,818
Exelon Corp.
4.05%, 04/15/30 (a)	5,000	4,767
4.45%, 04/15/46 (a)	5,000	4,316
4.70%, 04/15/50 (a)	4,000	3,628
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	4,000	3,593
3.45%, 04/15/51 (a)	4,000	3,193
FedEx Corp.
4.10%, 02/01/45 (a)	6,000	4,956
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	4,000	3,572
1.65%, 03/01/28 (a)	3,000	2,564
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	7,000	5,892
Fiserv, Inc.
3.50%, 07/01/29 (a)	3,000	2,784
4.40%, 07/01/49 (a)	3,000	2,551
Florida Power & Light Co.
2.85%, 04/01/25 (a)	7,000	6,791
4.13%, 02/01/42 (a)	6,000	5,308
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	3,000	2,503
Flowserve Corp.
2.80%, 01/15/32 (a)	5,000	3,971
Fox Corp.
3.50%, 04/08/30 (a)	4,000	3,648
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	3,000	2,784
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	3,000	2,705
General Dynamics Corp.
4.25%, 04/01/50 (a)	3,000	2,805
General Mills, Inc.
3.00%, 02/01/51 (a)	3,000	2,191
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,517
5.40%, 04/01/48 (a)	2,000	1,728
6.13%, 10/01/25 (a)	4,000	4,070
6.80%, 10/01/27 (a)	3,000	3,173
	Principal Amount	Fair Value
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	$2,000	$1,801
2.35%, 01/08/31 (a)	4,000	3,159
5.25%, 03/01/26 (a)	8,000	8,001
Genuine Parts Co.
2.75%, 02/01/32 (a)	3,000	2,493
George Washington University
4.13%, 09/15/48	8,000	7,150
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	4,000	3,707
3.60%, 03/01/25 (a)(g)	9,000	8,761
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	2,000	1,474
2.80%, 10/01/50 (a)	4,000	2,765
3.50%, 02/01/25 (a)	4,000	3,923
3.65%, 03/01/26 (a)	2,000	1,959
4.15%, 03/01/47 (a)	5,000	4,392
4.75%, 03/01/46 (a)	3,000	2,882
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	5,000	4,750
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	6,000	5,928
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	4,000	3,063
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	4,000	3,862
4.25%, 10/21/25 (a)	2,000	1,943
5.15%, 05/22/45 (a)	3,000	2,850
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	5,000	4,067
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(c)	5,000	3,582
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(c)	5,000	3,765
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(c)	6,000	4,622
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(c)	4,000	3,763
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(c)	2,000	1,729
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(c)	4,000	3,817
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	6,000	5,342
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	5,000	4,915
2.60%, 10/15/25 (a)(g)	6,000	5,572

25

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Halliburton Co.
5.00%, 11/15/45 (a)	$4,000	$3,643
Hartford Financial Services Group, Inc. 2.13% + 3 month USD LIBOR
6.99%, 02/12/67 (a)(c)(g)	4,000	3,249
HCA, Inc.
3.13%, 03/15/27 (a)(g)	10,000	9,298
3.50%, 09/01/30 (a)	5,000	4,454
3.63%, 03/15/32 (a)(g)	5,000	4,398
5.38%, 02/01/25 (a)	21,000	21,007
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	3,000	2,506
3.20%, 06/01/50 (a)(g)	4,000	2,903
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,000	2,333
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	3,000	2,484
Hess Corp.
5.60%, 02/15/41	2,000	1,929
5.80%, 04/01/47 (a)	2,000	1,957
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	3,155
Highwoods Realty LP
4.13%, 03/15/28 (a)	3,000	2,605
4.20%, 04/15/29 (a)	4,000	3,398
Home Depot, Inc.
2.70%, 04/15/30 (a)	2,000	1,807
3.35%, 04/15/50 (a)	3,000	2,326
3.50%, 09/15/56 (a)	3,000	2,338
3.90%, 12/06/28 (a)	4,000	3,940
4.50%, 12/06/48 (a)	2,000	1,883
Honeywell International, Inc.
1.75%, 09/01/31 (a)	5,000	4,104
2.70%, 08/15/29 (a)	2,000	1,843
Hormel Foods Corp.
1.80%, 06/11/30 (a)	5,000	4,179
Humana, Inc.
1.35%, 02/03/27 (a)	3,000	2,637
2.15%, 02/03/32 (a)	3,000	2,427
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	5,000	3,959
Huntsman International LLC
4.50%, 05/01/29 (a)	4,000	3,757
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	6,000	5,389
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	5,000	3,523
Ingredion, Inc.
3.90%, 06/01/50 (a)	2,000	1,526
Intel Corp.
2.00%, 08/12/31 (a)	4,000	3,291
2.45%, 11/15/29 (a)	6,000	5,283
2.80%, 08/12/41 (a)	3,000	2,181
3.10%, 02/15/60 (a)	3,000	1,973
5.63%, 02/10/43	3,000	3,073
5.70%, 02/10/53	3,000	3,056
5.90%, 02/10/63	3,000	3,085
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	2,000	1,576
2.65%, 09/15/40 (a)	2,000	1,451
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	8,000	7,608
	Principal Amount	Fair Value
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	$6,000	$5,286
Jabil, Inc.
3.95%, 01/12/28 (a)	2,000	1,884
4.25%, 05/15/27 (a)	8,000	7,717
Jacobs Engineering Group, Inc.
5.90%, 03/01/33	15,000	15,026
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (g)	6,000	5,809
5.75%, 04/01/33 (g)	3,000	2,882
John Deere Capital Corp.
2.45%, 01/09/30 (a)	9,000	8,007
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	2,775
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	2,640
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(c)	3,000	2,583
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(c)	4,000	3,044
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(c)	2,000	1,761
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(c)	10,000	8,187
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(c)	4,000	3,822
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(c)	3,000	2,524
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 1 month Term SOFR)
4.49%, 03/24/31 (a)(c)	4,000	3,889
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 1 month Term SOFR)
4.60%, 02/01/25 (a)(c)	6,000	5,605
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	5,000	3,533
Kansas City Southern
3.50%, 05/01/50 (a)	3,000	2,263
Kenvue, Inc.
4.90%, 03/22/33 (g)	26,000	26,854
5.05%, 03/22/53 (g)	5,000	5,156
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	3,000	2,736
3.80%, 05/01/50 (a)	2,000	1,593

26

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	$2,000	$1,710
5.00%, 03/01/43 (a)	2,000	1,760
6.38%, 03/01/41 (a)	4,000	4,126
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	8,000	7,208
5.05%, 02/15/46 (a)	8,000	7,039
5.20%, 06/01/33	3,000	2,980
KLA Corp.
3.30%, 03/01/50 (a)	3,000	2,294
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	4,000	3,880
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	4,000	3,904
Lear Corp.
4.25%, 05/15/29 (a)	3,000	2,840
Leidos, Inc.
3.63%, 05/15/25 (a)	3,000	2,917
4.38%, 05/15/30 (a)	5,000	4,710
5.75%, 03/15/33	3,000	3,066
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	3,000	2,137
Life Storage LP
2.20%, 10/15/30 (a)	6,000	4,917
Lincoln National Corp.
4.35%, 03/01/48 (a)	6,000	4,571
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25%, 12/01/27 (a)(c)	5,000	4,990
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	3,000	2,968
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	3,000	2,577
1.70%, 09/15/28 - 10/15/30 (a)	6,000	5,027
3.00%, 10/15/50 (a)	3,000	1,992
4.05%, 05/03/47 (a)	4,000	3,236
5.63%, 04/15/53 (a)	4,000	4,020
LYB International Finance III LLC
3.63%, 04/01/51 (a)	3,000	2,133
Masco Corp.
3.50%, 11/15/27 (a)	2,000	1,893
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	3,000	2,407
3.25%, 11/15/25 (a)	7,000	6,644
McDonald's Corp.
3.60%, 07/01/30 (a)	7,000	6,642
3.63%, 09/01/49 (a)	3,000	2,400
4.88%, 12/09/45 (a)	7,000	6,784
Medtronic Global Holdings SCA
4.50%, 03/30/33	16,000	16,012
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,959
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	7,000	6,165
Merck & Co., Inc.
1.90%, 12/10/28 (a)	10,000	8,890
2.45%, 06/24/50 (a)	3,000	2,018
2.75%, 02/10/25 - 12/10/51 (a)	10,000	8,973
4.00%, 03/07/49 (a)	2,000	1,796
	Principal Amount	Fair Value
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	$6,000	$5,619
4.45%, 08/15/52 (a)	4,000	3,521
MetLife, Inc.
4.72%, 12/15/44 (a)	5,000	4,563
Microchip Technology, Inc.
2.67%, 09/01/23 (a)	6,000	5,925
Micron Technology, Inc.
3.37%, 11/01/41 (a)	3,000	2,125
3.48%, 11/01/51 (a)	3,000	1,956
Microsoft Corp.
2.40%, 08/08/26 (a)	4,000	3,804
2.68%, 06/01/60 (a)	3,000	2,072
2.92%, 03/17/52 (a)	5,000	3,789
3.45%, 08/08/36 (a)	3,000	2,777
3.50%, 02/12/35 (a)	3,000	2,847
Mid-America Apartments LP
2.88%, 09/15/51 (a)	5,000	3,258
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	4,000	3,276
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(c)	6,000	5,324
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(c)	10,000	7,563
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	11,000	7,264
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(c)	7,000	6,171
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,549
Mylan, Inc.
5.20%, 04/15/48 (a)	3,000	2,365
National Retail Properties, Inc.
4.00%, 11/15/25 (a)	4,000	3,873
Newmont Corp.
4.88%, 03/15/42 (a)	3,000	2,869
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(c)	5,000	4,397
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	6,000	5,076
NIKE, Inc.
3.38%, 03/27/50 (a)	2,000	1,650
NiSource, Inc.
3.60%, 05/01/30 (a)	5,000	4,620
3.95%, 03/30/48 (a)	2,000	1,630
5.25%, 03/30/28	20,000	20,353
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	4,000	3,390
Northern Trust Corp.
6.13%, 11/02/32 (a)	3,000	3,197
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	10,000	7,290
NOV, Inc.
3.60%, 12/01/29 (a)	3,000	2,715

27

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Novant Health, Inc.
3.32%, 11/01/61 (a)	$5,000	$3,508
Novartis Capital Corp.
2.20%, 08/14/30 (a)	4,000	3,509
3.00%, 11/20/25 (a)	3,000	2,914
Nutrien Ltd.
4.90%, 03/27/28	10,000	9,998
4.90%, 06/01/43 (a)	4,000	3,686
NVIDIA Corp.
2.85%, 04/01/30 (a)	4,000	3,641
3.50%, 04/01/50 (a)	2,000	1,638
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/51 (a)	5,000	3,341
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,711
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	2,000	1,670
ONEOK, Inc.
4.35%, 03/15/29 (a)	4,000	3,785
6.10%, 11/15/32 (a)	3,000	3,107
Oracle Corp.
2.95%, 04/01/30 (a)	7,000	6,180
3.60%, 04/01/50 (a)	4,000	2,833
3.65%, 03/25/41 (a)	3,000	2,323
3.80%, 11/15/37 (a)	3,000	2,495
3.95%, 03/25/51 (a)	3,000	2,254
4.00%, 07/15/46 - 11/15/47 (a)	7,000	5,348
4.10%, 03/25/61 (a)	3,000	2,201
5.55%, 02/06/53	3,000	2,855
6.15%, 11/09/29 (a)	8,000	8,523
6.90%, 11/09/52 (a)	3,000	3,363
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	3,000	2,834
2.57%, 02/15/30 (a)	3,000	2,631
3.36%, 02/15/50 (a)	3,000	2,231
Owens Corning
4.40%, 01/30/48 (a)	3,000	2,509
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,616
2.50%, 02/01/31 (a)	4,000	3,237
3.00%, 06/15/28 (a)	5,000	4,444
3.30%, 08/01/40 (a)	4,000	2,832
3.50%, 08/01/50 (a)	3,000	1,981
4.30%, 03/15/45 (a)	5,000	3,757
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,653
2.90%, 06/15/52 (a)	8,000	5,491
6.25%, 10/15/37 (a)	2,000	2,240
Paramount Global
2.90%, 01/15/27 (a)	3,000	2,724
3.70%, 06/01/28 (a)	2,000	1,814
5.25%, 04/01/44 (a)	3,000	2,368
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,764
4.50%, 09/15/29 (a)	3,000	2,980
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(c)	4,000	3,348
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	4,000	3,772
3.25%, 06/01/50 (a)	2,000	1,462
	Principal Amount	Fair Value
PepsiCo, Inc.
1.63%, 05/01/30 (a)	$3,000	$2,537
2.75%, 10/21/51 (a)	5,000	3,669
Petroleos Mexicanos
5.35%, 02/12/28 (a)	10,000	8,436
6.70%, 02/16/32 (a)	10,000	7,966
7.69%, 01/23/50 (a)	10,000	7,049
Pfizer, Inc.
2.70%, 05/28/50 (a)	6,000	4,302
3.45%, 03/15/29 (a)	2,000	1,931
3.60%, 09/15/28 (a)	5,000	4,900
3.90%, 03/15/39 (a)	3,000	2,720
4.40%, 05/15/44 (a)	2,000	1,923
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	4,000	3,744
2.10%, 05/01/30 (a)	3,000	2,502
4.13%, 03/04/43 (a)	2,000	1,633
5.13%, 02/15/30	16,000	16,172
5.38%, 02/15/33	5,000	5,109
5.63%, 11/17/29 (a)	7,000	7,316
Phillips 66
2.15%, 12/15/30 (a)	6,000	4,953
3.30%, 03/15/52 (a)	3,000	2,124
Phillips 66 Co.
3.15%, 12/15/29 (a)(g)	6,000	5,413
3.75%, 03/01/28 (a)(g)	3,000	2,850
4.68%, 02/15/45 (a)(g)	4,000	3,568
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	9,000	8,178
2.15%, 01/15/31 (a)	5,000	4,109
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	2,683
Precision Castparts Corp.
4.38%, 06/15/45 (a)	4,000	3,690
Progressive Corp.
3.00%, 03/15/32 (a)	8,000	7,153
Prologis LP
3.05%, 03/01/50 (a)	5,000	3,464
3.25%, 06/30/26 (a)	4,000	3,850
Prospect Capital Corp.
3.36%, 11/15/26 (a)	7,000	5,823
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	5,000	3,963
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(c)	5,000	4,630
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	5,000	4,838
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	8,000	7,970
PVH Corp.
4.63%, 07/10/25 (a)	5,000	4,892
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,777
4.50%, 05/20/52	4,000	3,721
Quanta Services, Inc.
2.35%, 01/15/32 (a)	3,000	2,377
3.05%, 10/01/41 (a)	3,000	2,091
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	5,000	4,082
2.82%, 09/01/51 (a)	3,000	2,071

28

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
3.95%, 08/16/25 (a)	$2,000	$1,974
4.15%, 05/15/45 (a)	3,000	2,625
4.45%, 11/16/38 (a)	2,000	1,898
Realty Income Corp.
2.85%, 12/15/32 (a)	3,000	2,478
3.00%, 01/15/27 (a)	3,000	2,804
3.25%, 01/15/31 (a)	3,000	2,641
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	6,000	4,844
Republic Services, Inc.
5.00%, 04/01/34	5,000	5,083
Reynolds American, Inc.
4.45%, 06/12/25 (a)	4,000	3,929
Rio Tinto Finance USA PLC
4.13%, 08/21/42	4,000	3,595
Rockwell Automation, Inc.
4.20%, 03/01/49 (a)	2,000	1,812
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	2,000	1,799
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	2,000	1,795
Ross Stores, Inc.
4.70%, 04/15/27 (a)	3,000	2,979
Royalty Pharma PLC
0.75%, 09/02/23 (a)	5,000	4,898
1.20%, 09/02/25 (a)	5,000	4,535
1.75%, 09/02/27 (a)	3,000	2,600
2.15%, 09/02/31 (a)	5,000	3,958
2.20%, 09/02/30 (a)	3,000	2,448
RPM International, Inc.
3.75%, 03/15/27 (a)	2,000	1,901
Ryder System, Inc.
2.90%, 12/01/26 (a)	5,000	4,624
Salesforce, Inc.
1.95%, 07/15/31 (a)	6,000	5,021
2.70%, 07/15/41 (a)	3,000	2,250
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	4,000	3,846
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	10,000	8,754
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	3,000	2,800
Sempra Energy
3.80%, 02/01/38 (a)	2,000	1,725
4.00%, 02/01/48 (a)	4,000	3,259
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (a)(c)	7,000	5,605
Shell International Finance BV
3.75%, 09/12/46 (a)	6,000	5,071
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	2,000	1,975
3.20%, 09/23/26 (a)	3,000	2,855
Simon Property Group LP
3.38%, 06/15/27 (a)	4,000	3,758
Sonoco Products Co.
2.85%, 02/01/32 (a)	3,000	2,531
Southern California Edison Co.
4.00%, 04/01/47 (a)	9,000	7,410
4.20%, 03/01/29 (a)	8,000	7,753
Southern Co.
3.70%, 04/30/30 (a)	6,000	5,615
	Principal Amount	Fair Value
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	$4,000	$3,131
4.40%, 05/30/47 (a)	2,000	1,709
Southwest Airlines Co.
2.63%, 02/10/30 (a)	7,000	5,952
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	5,000	4,657
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,900
4.50%, 03/15/45 (a)	3,000	2,527
Stanley Black & Decker, Inc.
3.00%, 05/15/32 (a)	3,000	2,515
Starbucks Corp.
4.00%, 11/15/28 (a)	4,000	3,908
Stryker Corp.
1.95%, 06/15/30 (a)	7,000	5,903
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	3,000	2,384
Sysco Corp.
3.25%, 07/15/27 (a)	2,000	1,898
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	15,000	14,504
4.00%, 04/14/32 (a)	3,000	2,759
Tampa Electric Co.
2.40%, 03/15/31 (a)	8,000	6,701
3.45%, 03/15/51 (a)	5,000	3,702
4.35%, 05/15/44 (a)	6,000	5,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	8,000	7,795
Target Corp.
2.50%, 04/15/26 (a)	3,000	2,880
Teck Resources Ltd.
5.40%, 02/01/43 (a)	2,000	1,866
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	4,000	3,647
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	5,000	3,805
Time Warner Cable LLC
6.55%, 05/01/37	3,000	2,949
T-Mobile USA, Inc.
3.50%, 04/15/31	17,000	15,288
3.75%, 04/15/27 (a)	4,000	3,846
4.50%, 04/15/50 (a)	3,000	2,605
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	11,000	9,675
4.46%, 06/08/32 (a)	3,000	2,906
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(c)	6,000	5,679
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	3,000	2,864
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24 (a)	5,000	4,887
3.80%, 03/21/29 (a)	4,000	3,792
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	7,000	6,793

29

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(c)	$9,000	$8,372
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	4,000	3,831
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	4,000	2,620
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 09/01/24 (a)(c)	9,000	7,920
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	4,000	3,612
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	3,000	2,824
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	3,000	2,947
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (c)	11,000	10,432
UDR, Inc.
2.10%, 08/01/32 (a)	3,000	2,308
3.00%, 08/15/31 (a)	3,000	2,569
Union Pacific Corp.
3.55%, 05/20/61 (a)	4,000	3,034
3.80%, 04/06/71 (a)	5,000	3,862
4.10%, 09/15/67 (a)	5,000	4,151
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	6,000	5,127
4.20%, 05/15/32 (a)	3,000	2,936
4.45%, 12/15/48 (a)	4,000	3,703
4.75%, 07/15/45 - 05/15/52 (a)	8,000	7,838
5.05%, 04/15/53	5,000	5,054
5.20%, 04/15/63	5,000	5,067
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	2,000	1,904
Ventas Realty LP
3.25%, 10/15/26 (a)	7,000	6,540
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	6,000	4,923
3.00%, 03/22/27 (a)	4,000	3,801
3.40%, 03/22/41 (a)	4,000	3,184
3.55%, 03/22/51 (a)	3,000	2,295
3.70%, 03/22/61 (a)	6,000	4,486
4.40%, 11/01/34 (a)	3,000	2,850
Viatris, Inc.
4.00%, 06/22/50 (a)	2,000	1,316
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	5,000	4,100
Visa, Inc.
2.70%, 04/15/40 (a)	4,000	3,163
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(g)	6,000	5,796
Vontier Corp.
2.40%, 04/01/28 (a)	6,000	5,045
2.95%, 04/01/31 (a)	4,000	3,184
Vornado Realty LP
2.15%, 06/01/26 (a)	4,000	3,211
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	1,945
	Principal Amount	Fair Value
Walmart, Inc.
1.80%, 09/22/31 (a)	$3,000	$2,537
2.50%, 09/22/41 (a)	3,000	2,274
Walt Disney Co.
2.65%, 01/13/31 (a)	4,000	3,530
3.38%, 11/15/26 (a)	3,000	2,907
3.60%, 01/13/51 (a)	2,000	1,622
4.75%, 11/15/46 (a)	2,000	1,929
6.65%, 11/15/37 (a)	4,000	4,742
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (g)	17,000	15,169
Waste Connections, Inc.
2.20%, 01/15/32 (a)	3,000	2,461
2.95%, 01/15/52 (a)	3,000	2,080
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	2,000	1,911
Wells Fargo & Co.
4.15%, 01/24/29 (a)	7,000	6,697
4.75%, 12/07/46 (a)	2,000	1,737
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(c)	8,000	7,506
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	2,000	1,798
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	7,000	5,217
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 06/15/25 (a)(c)	13,000	12,758
Westlake Corp.
2.88%, 08/15/41 (a)	3,000	2,029
3.13%, 08/15/51 (a)	3,000	1,914
3.38%, 08/15/61 (a)	2,000	1,237
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(c)	7,000	6,573
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(c)	3,000	2,683
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	3,000	2,447
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,880
4.85%, 03/01/48 (a)	3,000	2,655
4.90%, 01/15/45 (a)	4,000	3,521
5.40%, 03/04/44 (a)	2,000	1,877
Willis North America, Inc.
3.88%, 09/15/49 (a)	4,000	2,997
Workday, Inc.
3.50%, 04/01/27 (a)	3,000	2,872
3.70%, 04/01/29 (a)	8,000	7,494
WPP Finance 2010
3.75%, 09/19/24 (a)	8,000	7,799
Xcel Energy, Inc.
3.40%, 06/01/30 (a)	3,000	2,740
Yamana Gold, Inc.
2.63%, 08/15/31 (a)	4,000	3,218

30

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Zoetis, Inc.
3.00%, 09/12/27 (a)	$3,000	$2,841
3.90%, 08/20/28 (a)	4,000	3,891
5.60%, 11/16/32 (a)	10,000	10,668
		2,936,988
Non-Agency Collateralized Mortgage Obligations - 6.4%
Bank
3.18%, 09/15/60	158,000	144,526
4.41%, 11/15/61 (c)	66,000	63,449
BPR Trust 1.90% + 1 month Term SOFR
6.73%, 04/15/37 (c)(g)	24,770	23,801
Cantor Commercial Real Estate Lending
3.01%, 01/15/53	34,000	29,443
CD Mortgage Trust
2.91%, 08/15/57	63,000	54,590
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (c)	31,273	29,278
COMM Mortgage Trust
4.53%, 02/10/47 (c)	25,000	24,483
GS Mortgage Securities Trust
2.75%, 09/10/52	105,000	90,581
3.05%, 11/10/52	56,000	48,997
4.14%, 03/10/51 (c)	25,000	23,126
4.42%, 11/10/48 (c)	25,000	18,570
JPMBB Commercial Mortgage Securities Trust
4.07%, 07/15/45 (c)	15,000	14,860
4.66%, 11/15/48 (c)	20,000	15,014
MASTR Alternative Loan Trust
5.00%, 08/25/18 (e)	719	39
Morgan Stanley Bank of America Merrill Lynch Trust
0.85%, 03/15/48 (c)(e)	316,119	3,605
Wells Fargo Commercial Mortgage Trust
4.32%, 08/15/50	28,250	22,943
WFRBS Commercial Mortgage Trust
4.26%, 12/15/46	25,000	24,625
4.35%, 03/15/47 (c)	58,000	56,461
		688,391
Sovereign Bonds - 0.5%
Mexico Government International Bonds
4.75%, 03/08/44 (a)	20,000	17,012
Peruvian Government International Bonds
1.86%, 12/01/32 (a)	10,000	7,573
	Principal Amount	Fair Value
2.78%, 12/01/60 (a)	$15,000	$8,957
5.63%, 11/18/50 (a)	11,000	11,104
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	14,040	14,141
		58,787
Municipal Bonds and Notes - 0.7%
American Municipal Power, Inc., OH
6.27%, 02/15/50	15,000	16,754
Board of Regents of the University of Texas System, TX
3.35%, 08/15/47	10,000	8,175
Port Authority of New York & New Jersey, NY
4.46%, 10/01/62	25,000	23,353
State of California, CA
4.60%, 04/01/38	15,000	14,623
State of Illinois, IL
5.10%, 06/01/33	10,000	9,976
		72,881
Total Bonds and Notes (Cost $11,218,103)		10,449,114

	Number of Shares
Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $23,300) (c)	932	21,678
Total Investments in Securities (Cost $11,241,403)		10,470,792
Short-Term Investments - 19.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.74% (h)(i) (Cost $2,073,084)	2,073,084	2,073,084
Total Investments (Cost $13,314,487)		12,543,876
Liabilities in Excess of Other Assets, net - (16.6)%		(1,789,066)
NET ASSETS - 100.0%		$10,754,810

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$409	5.00%/ Quarterly	12/20/27	$4,604	$(15,402)	$20,006
31

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)

The Fund had the following long futures contracts open at March 31, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	June 2023	3	$350,593	$363,422	$12,829
5 Yr. U.S. Treasury Notes Futures	June 2023	2	214,848	219,016	4,168
2 Yr. U.S. Treasury Notes Futures	June 2023	5	1,019,920	1,032,266	12,346
					$29,343

The Fund had the following short futures contracts open at March 31, 2023:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	June 2023	1	$(125,716)	$(131,156)	$(5,440)
10 Yr. U.S. Treasury Notes Futures	June 2023	3	(335,667)	(344,766)	(9,099)
					$(14,539)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to $276,209 or 2.57% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMICS - Real Estate Mortgage Investment Conduits
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

32

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$3,142,161	$—	$3,142,161
Agency Mortgage Backed	—	3,432,110	—	3,432,110
Agency Collateralized Mortgage Obligations	—	107,801	—	107,801
Asset Backed	—	9,995	—	9,995
Corporate Notes	—	2,936,988	—	2,936,988
Non-Agency Collateralized Mortgage Obligations	—	688,391	—	688,391
Sovereign Bonds	—	58,787	—	58,787
Municipal Bonds and Notes	—	72,881	—	72,881
Preferred Stock	21,678	—	—	21,678
Short-Term Investments	2,073,084	—	—	2,073,084
Total Investments in Securities	$2,094,762	$10,449,114	$—	$12,543,876
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	—	20,006	—	20,006
Long Futures Contracts - Unrealized Appreciation	29,343	—	—	29,343
Short Futures Contracts - Unrealized Depreciation	(14,539)	—	—	(14,539)
Total Other Financial Instruments	$14,804	$20,006	$—	$34,810

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,022,424	$2,022,424	$1,365,114	$1,314,454	$—	$—	2,073,084	$2,073,084	$21,660
33

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 38.6% †
Common Stock - 38.6%
Advertising - 0.1%
AdTheorent Holding Co., Inc. (a)	2,287	$3,865
Advantage Solutions, Inc. (a)	2,685	4,242
Boston Omaha Corp., Class A (a)	1,001	23,694
Cardlytics, Inc. (a)	1,112	3,775
Clear Channel Outdoor Holdings, Inc. (a)	16,802	20,163
Integral Ad Science Holding Corp. (a)	1,751	24,987
Interpublic Group of Cos., Inc.	4,342	161,696
Magnite, Inc. (a)	5,880	54,449
Omnicom Group, Inc.	2,227	210,095
PubMatic, Inc., Class A (a)	1,962	27,115
Quotient Technology, Inc. (a)	4,412	14,471
Stagwell, Inc. (a)	3,467	25,725
TechTarget, Inc. (a)	1,207	43,597
Thryv Holdings, Inc. (a)	1,155	26,634
Trade Desk, Inc., Class A (a)	4,511	274,765
		919,273
Aerospace & Defense - 0.6%
AAR Corp. (a)	1,511	82,425
Aerojet Rocketdyne Holdings, Inc. (a)	3,596	201,987
AeroVironment, Inc. (a)	1,123	102,934
AerSale Corp. (a)	1,177	20,268
Archer Aviation, Inc., Class A (a)	6,305	18,032
Astra Space, Inc. (a)	4,212	1,790
Astronics Corp. (a)	1,233	16,473
Axon Enterprise, Inc. (a)	800	179,880
Boeing Co. (a)	5,846	1,241,866
BWX Technologies, Inc.	1,000	63,040
Cadre Holdings, Inc.	880	18,955
Curtiss-Wright Corp.	400	70,504
Ducommun, Inc. (a)	502	27,464
General Dynamics Corp.	2,615	596,769
HEICO Corp.	500	85,520
HEICO Corp., Class A	900	122,310
Hexcel Corp.	1,000	68,250
Howmet Aerospace, Inc.	3,697	156,642
Huntington Ingalls Industries, Inc.	400	82,808
Kaman Corp.	1,265	28,918
Kratos Defense & Security Solutions, Inc. (a)	5,473	73,776
L3Harris Technologies, Inc.	1,980	388,555
Lockheed Martin Corp.	2,402	1,135,498
Maxar Technologies, Inc.	3,336	170,336
Mercury Systems, Inc. (a)	600	30,672
Momentus, Inc. (a)	1,430	837
Moog, Inc., Class A	1,301	131,076
National Presto Industries, Inc.	245	17,662
Northrop Grumman Corp.	1,598	737,829
Park Aerospace Corp.	964	12,966
Parsons Corp. (a)	1,492	66,752
Raytheon Technologies Corp.	15,686	1,536,130
Redwire Corp. (a)	1,127	3,415
Rocket Lab USA, Inc. (a)	9,654	39,002
Spirit AeroSystems Holdings, Inc., Class A	1,100	37,983
Terran Orbital Corp. (a)	618	1,137
Textron, Inc.	2,271	160,401
	Number of Shares	Fair Value
TransDigm Group, Inc.	566	$417,170
Triumph Group, Inc. (a)	2,881	33,391
V2X, Inc. (a)	550	21,846
Virgin Galactic Holdings, Inc. (a)	10,768	43,610
Woodward, Inc.	600	58,422
		8,305,301
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	723	97,750
Deere & Co.	2,984	1,232,034
Hydrofarm Holdings Group, Inc. (a)	1,188	2,055
Lindsay Corp.	487	73,600
Titan International, Inc. (a)	2,312	24,230
Toro Co.	1,068	118,719
		1,548,388
Agricultural Products & Services - 0.1%
Alico, Inc.	357	8,639
AppHarvest, Inc. (a)	2,309	1,414
Archer-Daniels-Midland Co.	5,872	467,764
Benson Hill, Inc. (a)	7,944	9,136
Bunge Ltd.	1,537	146,814
Darling Ingredients, Inc. (a)	1,600	93,440
Fresh Del Monte Produce, Inc.	1,365	41,100
Ingredion, Inc.	744	75,687
Local Bounti Corp. (a)	1,092	870
		844,864
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	2,570	53,533
CH Robinson Worldwide, Inc.	1,269	126,101
Expeditors International of Washington, Inc.	1,601	176,302
FedEx Corp.	2,472	564,827
Forward Air Corp.	1,222	131,683
GXO Logistics, Inc. (a)	1,173	59,190
Hub Group, Inc., Class A (a)	1,467	123,140
Radiant Logistics, Inc. (a)	1,858	12,188
United Parcel Service, Inc., Class B	7,892	1,530,969
		2,777,933
Alternative Carriers - 0.0% *
Anterix, Inc. (a)	839	27,721
Bandwidth, Inc., Class A (a)	1,078	16,386
Charge Enterprises, Inc. (a)	6,770	7,447
Cogent Communications Holdings, Inc.	1,956	124,636
EchoStar Corp., Class A (a)	1,520	27,801
Globalstar, Inc. (a)	30,732	35,649
Iridium Communications, Inc.	5,654	350,152
Lumen Technologies, Inc.	11,354	30,088
		619,880
Aluminum - 0.0% *
Alcoa Corp.	2,058	87,588
Arconic Corp. (a)	4,614	121,025
Century Aluminum Co. (a)	2,354	23,540
Constellium SE (a)	5,581	85,278
Kaiser Aluminum Corp.	704	52,540
Tredegar Corp.	1,338	12,216
		382,187

See Notes to Schedule of Investments.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	2,162	$59,995
aka Brands Holding Corp. (a)	589	321
American Eagle Outfitters, Inc.	6,802	91,419
Boot Barn Holdings, Inc. (a)	1,344	103,004
Buckle, Inc.	1,346	48,039
Burlington Stores, Inc. (a)	735	148,543
Caleres, Inc.	1,486	32,142
Cato Corp., Class A	921	8,142
Chico's FAS, Inc. (a)	5,517	30,344
Children's Place, Inc. (a)	517	20,809
Citi Trends, Inc. (a)	253	4,812
Designer Brands, Inc., Class A	2,320	20,277
Destination XL Group, Inc. (a)	2,678	14,756
Duluth Holdings, Inc., Class B (a)	355	2,265
Express, Inc. (a)	1,787	1,409
Foot Locker, Inc.	3,663	145,384
Gap, Inc.	1,847	18,544
Genesco, Inc. (a)	569	20,985
Guess?, Inc.	1,400	27,244
Lands' End, Inc. (a)	462	4,491
Lulu's Fashion Lounge Holdings, Inc. (a)	400	952
RealReal, Inc. (a)	2,649	3,338
Revolve Group, Inc. (a)	1,821	47,892
Ross Stores, Inc.	3,785	401,702
Shoe Carnival, Inc.	792	20,315
Stitch Fix, Inc., Class A (a)	3,863	19,740
ThredUp, Inc., Class A (a)	3,057	7,734
Tilly's, Inc., Class A (a)	1,159	8,936
TJX Cos., Inc.	12,353	967,981
Torrid Holdings, Inc. (a)	662	2,886
Urban Outfitters, Inc. (a)	2,825	78,309
Victoria's Secret & Co. (a)	739	25,237
Zumiez, Inc. (a)	728	13,424
		2,401,371
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	1,405	66,035
Carter's, Inc.	400	28,768
Columbia Sportswear Co.	400	36,096
Fossil Group, Inc. (a)	1,488	4,762
G-III Apparel Group Ltd. (a)	1,940	30,167
Hanesbrands, Inc.	3,800	19,988
Kontoor Brands, Inc.	2,525	122,185
Lululemon Athletica, Inc. (a)	1,227	446,861
Movado Group, Inc.	704	20,254
Oxford Industries, Inc.	683	72,118
PLBY Group, Inc. (a)	1,294	2,562
PVH Corp.	600	53,496
Ralph Lauren Corp.	500	58,335
Superior Group of Cos., Inc.	659	5,186
Tapestry, Inc.	2,574	110,965
Under Armour, Inc., Class A (a)	2,700	25,623
Under Armour, Inc., Class C (a)	2,100	17,913
VF Corp.	3,700	84,767
		1,206,081
Application Software - 1.2%
8x8, Inc. (a)	5,048	21,050
ACI Worldwide, Inc. (a)	5,094	137,436
Adobe, Inc. (a)	5,027	1,937,255
	Number of Shares	Fair Value
Agilysys, Inc. (a)	877	$72,361
Alarm.com Holdings, Inc. (a)	2,189	110,063
Alkami Technology, Inc. (a)	1,651	20,902
Altair Engineering, Inc., Class A (a)	2,358	170,035
Alteryx, Inc., Class A (a)	600	35,304
American Software, Inc., Class A	1,448	18,259
Amplitude, Inc., Class A (a)	2,519	31,336
ANSYS, Inc. (a)	971	323,149
Appfolio, Inc., Class A (a)	893	111,161
Applied Digital Corp. (a)	3,518	7,880
AppLovin Corp., Class A (a)	2,300	36,225
Asana, Inc., Class A (a)	3,272	69,137
Aspen Technology, Inc. (a)	320	73,238
Atlassian Corp., Class A (a)	1,496	256,070
Autodesk, Inc. (a)	2,274	473,356
AvePoint, Inc. (a)	5,911	24,353
Bentley Systems, Inc., Class B	2,000	85,980
Bills Holdings, Inc. (a)	1,192	96,719
Black Knight, Inc. (a)	1,624	93,478
Blackbaud, Inc. (a)	2,112	146,362
Blackline, Inc. (a)	2,506	168,278
Blend Labs, Inc., Class A (a)	8,233	8,202
Box, Inc., Class A (a)	6,343	169,929
C3.ai, Inc., Class A (a)	2,598	87,215
Cadence Design Systems, Inc. (a)	2,951	619,976
CCC Intelligent Solutions Holdings, Inc. (a)	2,000	17,940
Cerence, Inc. (a)	1,753	49,242
Ceridian HCM Holding, Inc. (a)	1,405	102,874
Cipher Mining, Inc. (a)	887	2,067
Cleanspark, Inc. (a)	3,659	10,172
Clear Secure, Inc., Class A	2,954	77,306
Confluent, Inc., Class A (a)	1,200	28,884
Consensus Cloud Solutions, Inc. (a)	849	28,942
Couchbase, Inc. (a)	1,297	18,236
CS Disco, Inc. (a)	746	4,954
Cvent Holding Corp. (a)	2,119	17,715
Datadog, Inc., Class A (a)	2,896	210,423
Digimarc Corp. (a)	671	13,185
Digital Turbine, Inc. (a)	4,197	51,875
DocuSign, Inc. (a)	2,089	121,789
Domo, Inc., Class B (a)	1,428	20,263
DoubleVerify Holdings, Inc. (a)	600	18,090
Dropbox, Inc., Class A (a)	3,200	69,184
Dynatrace, Inc. (a)	2,100	88,830
E2open Parent Holdings, Inc. (a)	8,882	51,693
Ebix, Inc.	1,213	16,000
eGain Corp. (a)	737	5,594
Elastic NV (a)	900	52,110
Enfusion, Inc., Class A (a)	1,305	13,703
EngageSmart, Inc. (a)	1,603	30,858
Envestnet, Inc. (a)	2,497	146,499
Everbridge, Inc. (a)	1,777	61,609
EverCommerce, Inc. (a)	1,177	12,453
Fair Isaac Corp. (a)	266	186,916
Five9, Inc. (a)	800	57,832
ForgeRock, Inc., Class A (a)	2,022	41,653
Greenidge Generation Holdings, Inc. (a)	162	73
Guidewire Software, Inc. (a)	900	73,845
HubSpot, Inc. (a)	508	217,805
Informatica, Inc., Class A (a)	400	6,560

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Instructure Holdings, Inc. (a)	798	$20,668
Intapp, Inc. (a)	654	29,325
InterDigital, Inc.	1,310	95,499
Intuit, Inc.	2,929	1,305,836
Jamf Holding Corp. (a)	800	15,536
Latch, Inc. (a)	4,097	3,122
LivePerson, Inc. (a)	3,169	13,975
LiveRamp Holdings, Inc. (a)	2,769	60,724
LiveVox Holdings, Inc. (a)	397	1,227
Manhattan Associates, Inc. (a)	731	113,195
Marathon Digital Holdings, Inc. (a)	5,278	46,024
Matterport, Inc. (a)	10,130	27,655
MeridianLink, Inc. (a)	1,066	18,442
MicroStrategy, Inc., Class A (a)	440	128,621
Mitek Systems, Inc. (a)	1,954	18,739
Model N, Inc. (a)	1,632	54,623
Momentive Global, Inc. (a)	5,838	54,410
nCino, Inc. (a)	700	17,346
NCR Corp. (a)	1,300	30,667
New Relic, Inc. (a)	500	37,645
NextNav, Inc. (a)	3,517	7,140
Nutanix, Inc., Class A (a)	2,300	59,777
Olo, Inc., Class A (a)	4,057	33,105
ON24, Inc. (a)	1,841	16,127
PagerDuty, Inc. (a)	3,930	137,471
Palantir Technologies, Inc., Class A (a)	20,929	176,850
Paycom Software, Inc. (a)	535	162,645
Paycor HCM, Inc. (a)	600	15,912
Paylocity Holding Corp. (a)	500	99,390
Pegasystems, Inc.	400	19,392
Porch Group, Inc. (a)	2,408	3,444
PowerSchool Holdings, Inc., Class A (a)	2,043	40,492
Procore Technologies, Inc. (a)	700	43,841
PROS Holdings, Inc. (a)	1,826	50,032
PTC, Inc. (a)	1,048	134,385
Q2 Holdings, Inc. (a)	2,470	60,811
Rimini Street, Inc. (a)	2,472	10,185
RingCentral, Inc., Class A (a)	900	27,603
Riot Platforms, Inc. (a)	7,084	70,769
Roper Technologies, Inc.	1,075	473,742
Salesforce, Inc. (a)	10,321	2,061,929
ShotSpotter, Inc. (a)	429	16,868
Smartsheet, Inc., Class A (a)	1,400	66,920
Splunk, Inc. (a)	1,710	163,955
Sprout Social, Inc., Class A (a)	2,125	129,370
SPS Commerce, Inc. (a)	1,642	250,077
Sumo Logic, Inc. (a)	5,156	61,769
Synopsys, Inc. (a)	1,672	645,810
Terawulf, Inc. (a)	4,528	4,246
Tyler Technologies, Inc. (a)	450	159,588
Unity Software, Inc. (a)	2,298	74,547
Upland Software, Inc. (a)	1,570	6,751
Verint Systems, Inc. (a)	2,949	109,821
Veritone, Inc. (a)	1,607	9,369
Viant Technology, Inc., Class A (a)	600	2,610
Weave Communications, Inc. (a)	1,636	8,131
WM Technology, Inc. (a)	2,193	1,862
Workday, Inc., Class A (a)	2,210	456,453
Workiva, Inc. (a)	2,160	221,206
Yext, Inc. (a)	4,893	47,022
	Number of Shares	Fair Value
Zeta Global Holdings Corp., Class A (a)	4,942	$53,522
Zoom Video Communications, Inc., Class A (a)	2,774	204,832
		15,824,933
Asset Management & Custody Banks - 0.4%
Affiliated Managers Group, Inc.	400	56,968
Ameriprise Financial, Inc.	1,167	357,686
Ares Management Corp., Class A	1,622	135,340
Artisan Partners Asset Management, Inc., Class A	2,655	84,907
AssetMark Financial Holdings, Inc. (a)	974	30,632
Associated Capital Group, Inc., Class A	103	3,806
Avantax, Inc. (a)	2,117	55,719
Bank of New York Mellon Corp.	8,106	368,337
BlackRock, Inc.	1,632	1,092,004
Blackstone, Inc.	7,512	659,854
Blue Owl Capital, Inc.	3,800	42,104
Brightsphere Investment Group, Inc.	1,453	34,262
Carlyle Group, Inc.	1,951	60,598
Cohen & Steers, Inc.	1,123	71,827
Diamond Hill Investment Group, Inc.	131	21,560
Federated Hermes, Inc.	3,874	155,502
Focus Financial Partners, Inc., Class A (a)	2,635	136,678
Franklin Resources, Inc.	3,300	88,902
GCM Grosvenor, Inc., Class A	1,919	14,987
Hamilton Lane, Inc., Class A	1,635	120,957
Invesco Ltd.	4,300	70,520
Janus Henderson Group PLC	1,800	47,952
KKR & Co., Inc.	6,305	331,139
Northern Trust Corp.	2,232	196,706
Sculptor Capital Management, Inc.	1,236	10,642
SEI Investments Co.	1,000	57,550
Silvercrest Asset Management Group, Inc., Class A	496	9,017
State Street Corp. (b)	3,861	292,239
StepStone Group, Inc., Class A	2,410	58,491
T Rowe Price Group, Inc.	2,257	254,815
Victory Capital Holdings, Inc., Class A	752	22,011
Virtus Investment Partners, Inc.	308	58,640
WisdomTree, Inc.	6,123	35,881
		5,038,233
Automobile Manufacturers - 0.6%
Canoo, Inc. (a)	14,497	9,461
Faraday Future Intelligent Electric, Inc. (a)	22,037	7,803
Fisker, Inc. (a)	7,875	48,353
Ford Motor Co.	42,091	530,347
General Motors Co.	15,227	558,526
Lordstown Motors Corp., Class A (a)	5,128	3,400
Lucid Group, Inc. (a)	5,200	41,808
Mullen Automotive, Inc. (a)	44,055	5,784
Rivian Automotive, Inc., Class A (a)	6,000	92,880
Stellantis NV	40,194	732,293

See Notes to Schedule of Investments.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Tesla, Inc. (a)	27,677	$5,741,871
Thor Industries, Inc.	634	50,492
Winnebago Industries, Inc.	1,317	75,991
Workhorse Group, Inc. (a)	7,669	10,200
		7,909,209
Automotive Parts & Equipment - 0.1%
Adient PLC (a)	4,307	176,415
American Axle & Manufacturing Holdings, Inc. (a)	5,046	39,409
Aptiv PLC (a)	2,991	335,560
BorgWarner, Inc.	2,486	122,088
Dana, Inc.	5,699	85,770
Dorman Products, Inc. (a)	1,162	100,234
Fox Factory Holding Corp. (a)	1,921	233,152
Gentex Corp.	2,458	68,898
Gentherm, Inc. (a)	1,462	88,334
Holley, Inc. (a)	1,728	4,735
LCI Industries	1,130	124,153
Lear Corp.	600	83,694
Luminar Technologies, Inc. (a)	11,068	71,831
Modine Manufacturing Co. (a)	2,212	50,987
Motorcar Parts of America, Inc. (a)	595	4,427
Patrick Industries, Inc.	958	65,920
QuantumScape Corp. (a)	3,600	29,448
Solid Power, Inc. (a)	6,133	18,460
Standard Motor Products, Inc.	907	33,477
Stoneridge, Inc. (a)	1,202	22,477
Visteon Corp. (a)	1,261	197,763
XPEL, Inc. (a)	955	64,892
		2,022,124
Automotive Retail - 0.2%
Advance Auto Parts, Inc.	698	84,884
America's Car-Mart, Inc. (a)	269	21,307
Arko Corp.	3,761	31,931
Asbury Automotive Group, Inc. (a)	1,004	210,840
AutoNation, Inc. (a)	382	51,325
AutoZone, Inc. (a)	206	506,379
Camping World Holdings, Inc., Class A	1,744	36,397
CarMax, Inc. (a)	1,800	115,704
CarParts.com, Inc. (a)	2,475	13,216
Carvana Co. (a)	1,013	9,917
EVgo, Inc. (a)	3,135	24,422
Group 1 Automotive, Inc.	642	145,362
Lithia Motors, Inc.	300	68,679
Monro, Inc.	1,383	68,362
Murphy USA, Inc.	912	235,342
OneWater Marine, Inc., Class A (a)	555	15,523
O'Reilly Automotive, Inc. (a)	681	578,155
Penske Automotive Group, Inc.	270	38,289
RumbleON, Inc., Class B (a)	309	1,873
Sonic Automotive, Inc., Class A	802	43,581
TravelCenters of America, Inc. (a)	563	48,699
		2,350,187
Biotechnology - 1.4%
2seventy bio, Inc. (a)	1,729	17,636
4D Molecular Therapeutics, Inc. (a)	1,368	23,516
	Number of Shares	Fair Value
Aadi Bioscience, Inc. (a)	431	$3,120
AbbVie, Inc.	18,972	3,023,568
Absci Corp. (a)	1,564	2,737
ACADIA Pharmaceuticals, Inc. (a)	5,474	103,021
Acrivon Therapeutics, Inc. (a)	376	4,771
Adicet Bio, Inc. (a)	1,535	8,842
ADMA Biologics, Inc. (a)	9,770	32,339
Aduro Biotech, Inc. (a)	4,580	595
Aerovate Therapeutics, Inc. (a)	461	9,298
Agenus, Inc. (a)	13,909	21,142
Agios Pharmaceuticals, Inc. (a)	2,426	55,725
Akero Therapeutics, Inc. (a)	1,543	59,035
Alector, Inc. (a)	2,859	17,697
Alkermes PLC (a)	7,389	208,296
Allogene Therapeutics, Inc. (a)	3,650	18,031
Allovir, Inc. (a)	1,641	6,466
Alnylam Pharmaceuticals, Inc. (a)	1,381	276,642
Alpine Immune Sciences, Inc. (a)	1,193	9,210
ALX Oncology Holdings, Inc. (a)	654	2,956
Amgen, Inc.	5,629	1,360,811
Amicus Therapeutics, Inc. (a)	12,522	138,869
AnaptysBio, Inc. (a)	929	20,215
Anavex Life Sciences Corp. (a)	3,121	26,747
Anika Therapeutics, Inc. (a)	675	19,386
Apellis Pharmaceuticals, Inc. (a)	4,244	279,934
Arbutus Biopharma Corp. (a)	4,941	14,971
Arcellx, Inc. (a)	1,328	40,916
Arcturus Therapeutics Holdings, Inc. (a)	1,073	25,720
Arcus Biosciences, Inc. (a)	2,300	41,952
Arcutis Biotherapeutics, Inc. (a)	1,889	20,779
Arrowhead Pharmaceuticals, Inc. (a)	4,682	118,923
Atara Biotherapeutics, Inc. (a)	4,598	13,334
Aura Biosciences, Inc. (a)	1,166	10,820
Avid Bioservices, Inc. (a)	2,733	51,271
Avidity Biosciences, Inc. (a)	2,839	43,579
Beam Therapeutics, Inc. (a)	2,801	85,767
BioCryst Pharmaceuticals, Inc. (a)	8,215	68,513
Biogen, Inc. (a)	1,592	442,624
Biohaven Ltd. (a)	2,834	38,712
BioMarin Pharmaceutical, Inc. (a)	1,889	183,686
Bioxcel Therapeutics, Inc. (a)	871	16,253
Bluebird Bio, Inc. (a)	4,482	14,253
Blueprint Medicines Corp. (a)	2,717	122,238
Bridgebio Pharma, Inc. (a)	4,683	77,644
C4 Therapeutics, Inc. (a)	1,389	4,361
CareDx, Inc. (a)	2,320	21,205
Caribou Biosciences, Inc. (a)	2,759	14,650
Catalyst Pharmaceuticals, Inc. (a)	4,301	71,311
Celldex Therapeutics, Inc. (a)	2,022	72,752
Celularity, Inc. (a)	250	155
Century Therapeutics, Inc. (a)	612	2,124
Cerevel Therapeutics Holdings, Inc. (a)	2,539	61,926
Chimerix, Inc. (a)	2,491	3,139
Chinook Therapeutics, Inc. (a)	2,257	52,250
Cogent Biosciences, Inc. (a)	2,876	31,032

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Coherus Biosciences, Inc. (a)	3,366	$23,023
Crinetics Pharmaceuticals, Inc. (a)	2,353	37,789
CSL Ltd.	8,689	1,686,075
CTI BioPharma Corp. (a)	4,594	19,295
Cullinan Oncology, Inc. (a)	1,139	11,652
Cytokinetics, Inc. (a)	3,730	131,259
Day One Biopharmaceuticals, Inc. (a)	1,262	16,873
Deciphera Pharmaceuticals, Inc. (a)	2,396	37,018
Denali Therapeutics, Inc. (a)	4,950	114,048
Design Therapeutics, Inc. (a)	1,688	9,740
Dynavax Technologies Corp. (a)	5,321	52,199
Dyne Therapeutics, Inc. (a)	1,455	16,762
Eagle Pharmaceuticals, Inc. (a)	500	14,185
Editas Medicine, Inc. (a)	3,134	22,722
Eiger BioPharmaceuticals, Inc. (a)	1,294	1,161
Emergent BioSolutions, Inc. (a)	2,299	23,818
Enanta Pharmaceuticals, Inc. (a)	877	35,466
Enochian Biosciences, Inc. (a)	1,151	1,053
EQRx, Inc. (a)	9,260	17,964
Erasca, Inc. (a)	3,602	10,842
Exact Sciences Corp. (a)	2,000	135,620
Exelixis, Inc. (a)	3,500	67,935
Fate Therapeutics, Inc. (a)	3,814	21,740
FibroGen, Inc. (a)	3,865	72,121
Foghorn Therapeutics, Inc. (a)	650	4,030
Generation Bio Co. (a)	2,426	10,432
Geron Corp. (a)	18,614	40,392
Gilead Sciences, Inc.	13,455	1,116,361
Gossamer Bio, Inc. (a)	2,096	2,641
GreenLight Biosciences Holdings PBC (a)	232	100
Halozyme Therapeutics, Inc. (a)	6,034	230,438
Heron Therapeutics, Inc. (a)	5,147	7,772
HilleVax, Inc. (a)	759	12,546
Horizon Therapeutics PLC (a)	2,409	262,918
Humacyte, Inc. (a)	2,556	7,898
Icosavax, Inc. (a)	1,163	6,745
Ideaya Biosciences, Inc. (a)	1,993	27,364
IGM Biosciences, Inc. (a)	539	7,406
ImmunityBio, Inc. (a)	4,306	7,837
ImmunoGen, Inc. (a)	9,630	36,979
Immunovant, Inc. (a)	2,003	31,067
Incyte Corp. (a)	1,846	133,410
Inhibrx, Inc. (a)	1,466	27,663
Inovio Pharmaceuticals, Inc. (a)	12,192	9,997
Insmed, Inc. (a)	6,155	104,943
Instil Bio, Inc. (a)	2,220	1,467
Intellia Therapeutics, Inc. (a)	3,764	140,284
Intercept Pharmaceuticals, Inc. (a)	1,121	15,055
Invivyd, Inc. (a)	1,522	1,826
Ionis Pharmaceuticals, Inc. (a)	1,500	53,610
Iovance Biotherapeutics, Inc. (a)	6,730	41,120
Ironwood Pharmaceuticals, Inc. (a)	6,061	63,762
iTeos Therapeutics, Inc. (a)	1,138	15,488
IVERIC bio, Inc. (a)	6,200	150,846
	Number of Shares	Fair Value
Janux Therapeutics, Inc. (a)	862	$10,430
Jounce Therapeutics, Inc. (a)	1,241	2,296
KalVista Pharmaceuticals, Inc. (a)	772	6,068
Karuna Therapeutics, Inc. (a)	1,462	265,558
Karyopharm Therapeutics, Inc. (a)	3,819	14,856
Keros Therapeutics, Inc. (a)	859	36,679
Kezar Life Sciences, Inc. (a)	2,657	8,316
Kiniksa Pharmaceuticals Ltd., Class A (a)	1,443	15,527
Kinnate Biopharma, Inc. (a)	962	6,013
Kodiak Sciences, Inc. (a)	1,076	6,671
Kronos Bio, Inc. (a)	1,217	1,777
Krystal Biotech, Inc. (a)	944	75,577
Kura Oncology, Inc. (a)	2,931	35,846
Kymera Therapeutics, Inc. (a)	1,681	49,808
Legend Biotech Corp. ADR (a)	500	24,110
Lexicon Pharmaceuticals, Inc. (a)	4,215	10,242
Lyell Immunopharma, Inc. (a)	7,525	17,759
MacroGenics, Inc. (a)	2,867	20,556
Madrigal Pharmaceuticals, Inc. (a)	578	140,026
MannKind Corp. (a)	11,326	46,437
MeiraGTx Holdings PLC (a)	1,671	8,639
Mersana Therapeutics, Inc. (a)	4,237	17,414
MiMedx Group, Inc. (a)	5,183	17,674
Mineralys Therapeutics, Inc. (a)	526	8,237
Mirati Therapeutics, Inc. (a)	500	18,590
Mirum Pharmaceuticals, Inc. (a)	847	20,345
Moderna, Inc. (a)	3,508	538,759
Monte Rosa Therapeutics, Inc. (a)	1,484	11,560
Morphic Holding, Inc. (a)	1,144	43,060
Myriad Genetics, Inc. (a)	3,518	81,723
Natera, Inc. (a)	1,100	61,072
Neurocrine Biosciences, Inc. (a)	1,000	101,220
Nkarta, Inc. (a)	1,076	3,820
Novavax, Inc. (a)	800	5,544
Nurix Therapeutics, Inc. (a)	2,141	19,012
Nuvalent, Inc., Class A (a)	914	23,846
Ocugen, Inc. (a)	10,893	9,293
Organogenesis Holdings, Inc. (a)	2,288	4,873
Outlook Therapeutics, Inc. (a)	7,944	8,659
Pardes Biosciences, Inc. (a)	688	908
PepGen, Inc. (a)	719	8,793
PMV Pharmaceuticals, Inc. (a)	1,238	5,905
Point Biopharma Global, Inc. (a)	3,869	28,128
Praxis Precision Medicines, Inc. (a)	1,064	861
Precigen, Inc. (a)	6,491	6,880
Prime Medicine, Inc. (a)	556	6,839
Prometheus Biosciences, Inc. (a)	1,578	169,351
Protagonist Therapeutics, Inc. (a)	2,073	47,679
PTC Therapeutics, Inc. (a)	3,188	154,427
Rallybio Corp. (a)	472	2,695
RAPT Therapeutics, Inc. (a)	1,400	25,690
Recursion Pharmaceuticals, Inc., Class A (a)	6,092	40,634
Regeneron Pharmaceuticals, Inc. (a)	1,141	937,525

See Notes to Schedule of Investments.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
REGENXBIO, Inc. (a)	1,798	$34,000
Relay Therapeutics, Inc. (a)	3,776	62,191
Replimune Group, Inc. (a)	2,157	38,093
REVOLUTION Medicines, Inc. (a)	3,840	83,174
Rigel Pharmaceuticals, Inc. (a)	8,526	11,254
Rocket Pharmaceuticals, Inc. (a)	2,396	41,043
Sage Therapeutics, Inc. (a)	2,372	99,529
Sana Biotechnology, Inc. (a)	4,319	14,123
Sangamo Therapeutics, Inc. (a)	6,601	11,618
Sarepta Therapeutics, Inc. (a)	900	124,047
Seagen, Inc. (a)	1,400	283,458
Seres Therapeutics, Inc. (a)	3,347	18,978
SpringWorks Therapeutics, Inc. (a)	1,605	41,313
Stoke Therapeutics, Inc. (a)	1,137	9,471
Sutro Biopharma, Inc. (a)	2,642	12,206
Syndax Pharmaceuticals, Inc. (a)	2,759	58,270
Talaris Therapeutics, Inc. (a)	1,022	1,921
Tango Therapeutics, Inc. (a)	2,348	9,275
Tenaya Therapeutics, Inc. (a)	2,335	6,655
TG Therapeutics, Inc. (a)	5,871	88,300
Travere Therapeutics, Inc. (a)	2,734	61,488
Twist Bioscience Corp. (a)	2,507	37,806
Tyra Biosciences, Inc. (a)	664	10,670
Ultragenyx Pharmaceutical, Inc. (a)	700	28,070
United Therapeutics Corp. (a)	511	114,444
Vanda Pharmaceuticals, Inc. (a)	2,655	18,027
Vaxart, Inc. (a)	4,149	3,140
Vaxcyte, Inc. (a)	3,260	122,185
VBI Vaccines, Inc. (a)	5,711	1,730
Vera Therapeutics, Inc. (a)	1,114	8,645
Veracyte, Inc. (a)	3,170	70,691
Vericel Corp. (a)	2,093	61,367
Vertex Pharmaceuticals, Inc. (a)	2,681	844,703
Verve Therapeutics, Inc. (a)	2,098	30,253
Vir Biotechnology, Inc. (a)	3,210	74,697
Viridian Therapeutics, Inc. (a)	1,686	42,892
VistaGen Therapeutics, Inc. (a)	6,880	858
Xencor, Inc. (a)	2,539	70,813
Y-mAbs Therapeutics, Inc. (a)	1,239	6,207
Zentalis Pharmaceuticals, Inc. (a)	2,105	36,206
		18,598,240
Brewers - 0.0% *
Boston Beer Co., Inc., Class A (a)	114	37,472
Molson Coors Beverage Co., Class B	1,800	93,024
		130,496
Broadcasting - 0.1%
AMC Networks, Inc., Class A (a)	1,369	24,067
Audacy, Inc. (a)	5,877	792
Cumulus Media, Inc., Class A (a)	526	1,941
Entravision Communications Corp., Class A	2,751	16,644
EW Scripps Co., Class A (a)	2,647	24,908
	Number of Shares	Fair Value
Fox Corp., Class A	3,800	$129,390
Fox Corp., Class B	1,000	31,310
Gray Television, Inc.	3,682	32,107
iHeartMedia, Inc., Class A (a)	5,446	21,239
Nexstar Media Group, Inc.	424	73,208
Paramount Global, Class B	6,004	133,949
Paramount Global, Class A	500	12,920
Sinclair Broadcast Group, Inc., Class A	1,817	31,180
TEGNA, Inc.	10,109	170,943
Urban One, Inc. (a)	814	4,756
		709,354
Broadline Retail - 0.8%
1stdibs.com, Inc. (a)	672	2,668
Amazon.com, Inc. (a)(c)	95,120	9,824,945
Big Lots, Inc.	1,310	14,358
ContextLogic, Inc., Class A (a)	28,654	12,774
Dillard's, Inc., Class A	177	54,459
eBay, Inc.	5,548	246,165
Etsy, Inc. (a)	1,391	154,860
Groupon, Inc. (a)	669	2,816
Kohl's Corp.	1,200	28,248
Macy's, Inc.	3,000	52,470
Nordstrom, Inc.	1,200	19,524
Ollie's Bargain Outlet Holdings, Inc. (a)	500	28,970
Qurate Retail, Inc., Series A Series A (a)	16,062	15,866
		10,458,123
Building Products - 0.3%
A O Smith Corp.	1,406	97,225
AAON, Inc.	1,988	192,220
Advanced Drainage Systems, Inc.	700	58,947
Allegion PLC	956	102,034
American Woodmark Corp. (a)	740	38,532
Apogee Enterprises, Inc.	993	42,947
Armstrong World Industries, Inc.	500	35,620
AZEK Co., Inc. (a)	1,400	32,956
AZZ, Inc.	1,096	45,199
Builders FirstSource, Inc. (a)	1,500	133,170
Caesarstone Ltd.	1,253	5,175
Carlisle Cos., Inc.	580	131,121
Carrier Global Corp.	9,192	420,534
CSW Industrials, Inc.	645	89,610
Fortune Brands Innovations, Inc.	1,435	84,278
Gibraltar Industries, Inc. (a)	1,377	66,784
Griffon Corp.	1,896	60,691
Insteel Industries, Inc.	852	23,703
Janus International Group, Inc. (a)	3,661	36,097
JELD-WEN Holding, Inc. (a)	3,717	47,057
Johnson Controls International PLC	7,395	445,327
Lennox International, Inc.	300	75,384
Masco Corp.	2,300	114,356
Masonite International Corp. (a)	983	89,227
Masterbrand, Inc. (a)	1,435	11,537
Owens Corning	999	95,704
PGT Innovations, Inc. (a)	2,569	64,508
Quanex Building Products Corp.	1,487	32,015

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Resideo Technologies, Inc. (a)	6,578	$120,246
Simpson Manufacturing Co., Inc.	1,939	212,592
Trane Technologies PLC	2,413	443,944
Trex Co., Inc. (a)	996	48,475
UFP Industries, Inc.	2,709	215,284
View, Inc. (a)	3,430	1,715
Zurn Elkay Water Solutions Corp.	5,648	120,641
		3,834,855
Cable & Satellite - 0.2%
Altice USA, Inc., Class A (a)	700	2,394
Cable One, Inc.	64	44,928
Charter Communications, Inc., Class A (a)	1,191	425,913
Comcast Corp., Class A	45,789	1,735,861
DISH Network Corp., Class A (a)	2,400	22,392
Liberty Broadband Corp., Class A (a)	300	24,636
Liberty Broadband Corp., Class C (a)	1,200	98,040
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	500	14,045
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	1,797	50,298
Sirius XM Holdings, Inc.	6,300	25,011
WideOpenWest, Inc. (a)	2,441	25,948
		2,469,466
Cargo Ground Transportation - 0.1%
ArcBest Corp.	1,102	101,847
Covenant Logistics Group, Inc.	449	15,904
Daseke, Inc. (a)	1,887	14,586
Heartland Express, Inc.	2,103	33,480
JB Hunt Transport Services, Inc.	954	167,389
Knight-Swift Transportation Holdings, Inc.	1,622	91,773
Landstar System, Inc.	444	79,591
Marten Transport Ltd.	2,592	54,302
Old Dominion Freight Line, Inc.	1,084	369,470
PAM Transportation Services, Inc. (a)	233	6,671
RXO, Inc. (a)	700	13,748
Ryder System, Inc.	594	53,009
Saia, Inc. (a)	1,201	326,768
Schneider National, Inc., Class B	800	21,400
TuSimple Holdings, Inc., Class A (a)	7,095	10,430
U-Haul Holding Co.	830	43,683
Universal Logistics Holdings, Inc.	360	10,494
Werner Enterprises, Inc.	2,880	131,011
XPO, Inc. (a)	1,200	38,280
		1,583,836
Casinos & Gaming - 0.1%
Accel Entertainment, Inc. (a)	2,551	23,240
Bally's Corp. (a)	1,619	31,603
Boyd Gaming Corp.	900	57,708
Caesars Entertainment, Inc. (a)	2,359	115,143
Century Casinos, Inc. (a)	1,371	10,049
Churchill Downs, Inc.	400	102,820
DraftKings, Inc., Class A (a)	3,400	65,824
	Number of Shares	Fair Value
Everi Holdings, Inc. (a)	3,822	$65,547
Full House Resorts, Inc. (a)	1,622	11,727
Golden Entertainment, Inc. (a)	902	39,246
Inspired Entertainment, Inc. (a)	1,041	13,314
International Game Technology PLC	4,469	119,769
Las Vegas Sands Corp. (a)	3,559	204,464
Light & Wonder, Inc. (a)	4,276	256,774
MGM Resorts International	3,200	142,144
Monarch Casino & Resort, Inc.	595	44,119
Penn Entertainment, Inc. (a)	1,700	50,422
Red Rock Resorts, Inc., Class A	2,310	102,957
Rush Street Interactive, Inc. (a)	3,062	9,523
Wynn Resorts Ltd. (a)	1,170	130,935
		1,597,328
Coal & Consumable Fuels - 0.0% *
Arch Resources, Inc.	655	86,106
Centrus Energy Corp., Class A (a)	490	15,778
CONSOL Energy, Inc.	1,516	88,337
Energy Fuels, Inc. (a)	6,979	38,943
Enviva, Inc.	300	8,664
NACCO Industries, Inc., Class A	210	7,575
Peabody Energy Corp. (a)	5,350	136,960
Uranium Energy Corp. (a)	15,710	45,245
Ur-Energy, Inc. (a)	10,536	11,168
		438,776
Commercial & Residential Mortgage Finance - 0.1%
Enact Holdings, Inc.	1,354	30,952
Essent Group Ltd.	4,777	191,319
Federal Agricultural Mortgage Corp., Class C	405	53,942
Finance of America Cos., Inc., Class A (a)	887	1,100
Merchants Bancorp	722	18,801
MGIC Investment Corp.	3,500	46,970
Mr Cooper Group, Inc. (a)	3,150	129,056
NMI Holdings, Inc., Class A (a)	3,627	80,991
PennyMac Financial Services, Inc.	1,185	70,638
Radian Group, Inc.	7,148	157,971
Rocket Cos., Inc., Class A (a)	1,600	14,496
TFS Financial Corp.	400	5,052
Velocity Financial, Inc. (a)	218	1,969
Walker & Dunlop, Inc.	1,397	106,409
Waterstone Financial, Inc.	919	13,904
		923,570
Commercial Printing - 0.0% *
Brady Corp., Class A	2,055	110,415
Deluxe Corp.	1,947	31,152
Ennis, Inc.	1,158	24,422
Quad/Graphics, Inc. (a)	943	4,046
		170,035
Commodity Chemicals - 0.1%
AdvanSix, Inc.	1,192	45,618
Cabot Corp.	2,521	193,209
Dow, Inc.	7,786	426,829
Hawkins, Inc.	872	38,176
Koppers Holdings, Inc.	915	31,998
Kronos Worldwide, Inc.	1,114	10,260

See Notes to Schedule of Investments.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
LyondellBasell Industries NV, Class A	2,734	$256,695
Mativ Holdings, Inc.	2,416	51,872
Olin Corp.	1,390	77,145
Origin Materials, Inc. (a)	4,819	20,577
PureCycle Technologies, Inc. (a)	4,833	33,831
Trinseo PLC	1,573	32,797
Tronox Holdings PLC	5,172	74,373
Valvoline, Inc.	2,000	69,880
Westlake Corp.	300	34,794
		1,398,054
Communications Equipment - 0.3%
ADTRAN Holdings, Inc.	3,410	54,083
Arista Networks, Inc. (a)	2,653	445,332
Aviat Networks, Inc. (a)	517	17,816
Calix, Inc. (a)	2,612	139,977
Cambium Networks Corp. (a)	575	10,189
Casa Systems, Inc. (a)	1,006	1,278
Ciena Corp. (a)	1,379	72,425
Cisco Systems, Inc.	43,856	2,292,572
Clearfield, Inc. (a)	598	27,855
CommScope Holding Co., Inc. (a)	9,094	57,929
Comtech Telecommunications Corp.	1,246	15,550
Digi International, Inc. (a)	1,522	51,261
DZS, Inc. (a)	1,034	8,158
Extreme Networks, Inc. (a)	5,745	109,844
F5, Inc. (a)	600	87,414
Harmonic, Inc. (a)	4,097	59,775
Infinera Corp. (a)	8,575	66,542
Inseego Corp. (a)	2,591	1,509
Juniper Networks, Inc.	3,555	122,363
Lumentum Holdings, Inc. (a)	800	43,208
Motorola Solutions, Inc.	1,829	523,332
NETGEAR, Inc. (a)	1,294	23,952
NetScout Systems, Inc. (a)	3,094	88,643
Ondas Holdings, Inc. (a)	995	1,075
Ribbon Communications, Inc. (a)	3,535	12,090
Ubiquiti, Inc.	100	27,169
Viasat, Inc. (a)	700	23,688
Viavi Solutions, Inc. (a)	10,219	110,672
		4,495,701
Computer & Electronics Retail - 0.0% *
Best Buy Co., Inc.	2,138	167,341
Conn's, Inc. (a)	364	2,206
GameStop Corp., Class A (a)	2,800	64,456
Upbound Group, Inc.	2,219	54,388
		288,391
Construction & Engineering - 0.2%
AECOM	1,300	109,616
Ameresco, Inc., Class A (a)	1,411	69,450
API Group Corp. (a)	9,375	210,750
Arcosa, Inc.	2,201	138,905
Argan, Inc.	598	24,201
Comfort Systems USA, Inc.	1,605	234,266
Concrete Pumping Holdings, Inc. (a)	1,296	8,813
Construction Partners, Inc., Class A (a)	1,779	47,926
Dycom Industries, Inc. (a)	1,313	122,963
EMCOR Group, Inc.	2,136	347,292
	Number of Shares	Fair Value
Fluor Corp. (a)	6,451	$199,400
Granite Construction, Inc.	1,955	80,311
Great Lakes Dredge & Dock Corp. (a)	3,037	16,491
IES Holdings, Inc. (a)	403	17,365
MasTec, Inc. (a)	600	56,664
MDU Resources Group, Inc.	2,200	67,056
MYR Group, Inc. (a)	724	91,231
Northwest Pipe Co. (a)	453	14,147
Primoris Services Corp.	2,353	58,025
Quanta Services, Inc.	1,438	239,628
Sterling Infrastructure, Inc. (a)	1,303	49,358
Tutor Perini Corp. (a)	2,057	12,692
Valmont Industries, Inc.	239	76,308
WillScot Mobile Mini Holdings Corp. (a)	2,000	93,760
		2,386,618
Construction Machinery & Heavy Transportation Equipment - 0.2%
Alamo Group, Inc.	445	81,951
Allison Transmission Holdings, Inc.	900	40,716
Astec Industries, Inc.	1,019	42,034
Blue Bird Corp. (a)	839	17,141
Caterpillar, Inc.	5,515	1,262,053
Cummins, Inc.	1,458	348,287
Douglas Dynamics, Inc.	1,011	32,241
Federal Signal Corp.	2,713	147,072
Greenbrier Cos., Inc.	1,422	45,746
Hyliion Holdings Corp. (a)	5,974	11,829
Hyzon Motors, Inc. (a)	2,626	2,140
Lightning eMotors, Inc. (a)	1,124	322
Manitowoc Co., Inc. (a)	1,567	26,780
Microvast Holdings, Inc. (a)	8,600	10,664
Miller Industries, Inc.	530	18,735
Nikola Corp. (a)	15,327	18,546
Oshkosh Corp.	600	49,908
PACCAR, Inc.	5,505	402,966
Proterra, Inc. (a)	10,104	15,358
REV Group, Inc.	1,566	18,776
Shyft Group, Inc.	1,546	35,171
Terex Corp.	3,027	146,446
Trinity Industries, Inc.	3,625	88,305
Wabash National Corp.	2,113	51,959
Westinghouse Air Brake Technologies Corp.	1,841	186,051
Xos, Inc. (a)	1,429	750
		3,101,947
Construction Materials - 0.1%
Eagle Materials, Inc.	400	58,700
Holcim AG (a)	9,900	639,442
James Hardie Industries PLC	7,851	169,312
Martin Marietta Materials, Inc.	667	236,825
Summit Materials, Inc., Class A (a)	5,397	153,760
U.S. Lime & Minerals, Inc.	98	14,964
Vulcan Materials Co.	1,331	228,346
		1,501,349
Consumer Electronics - 0.0% *
Garmin Ltd.	1,548	156,224
GoPro, Inc., Class A (a)	5,841	29,380
Snap One Holdings Corp. (a)	920	8,602
Sonos, Inc. (a)	5,806	113,914

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Universal Electronics, Inc. (a)	391	$3,965
Vizio Holding Corp., Class A (a)	3,115	28,595
Vuzix Corp. (a)	2,941	12,176
		352,856
Consumer Finance - 0.2%
Ally Financial, Inc.	3,427	87,354
American Express Co.	6,457	1,065,082
Atlanticus Holdings Corp. (a)	130	3,527
Bread Financial Holdings, Inc.	2,213	67,098
Capital One Financial Corp.	4,210	404,834
Consumer Portfolio Services, Inc. (a)	417	4,458
Credit Acceptance Corp. (a)	81	35,319
Curo Group Holdings Corp.	637	1,102
Discover Financial Services	2,975	294,049
Encore Capital Group, Inc. (a)	1,032	52,064
Enova International, Inc. (a)	1,363	60,558
EZCORP, Inc., Class A (a)	2,299	19,771
FirstCash Holdings, Inc.	1,709	162,987
Green Dot Corp., Class A (a)	2,109	36,233
LendingClub Corp. (a)	4,660	33,599
LendingTree, Inc. (a)	490	13,063
Moneylion, Inc. (a)	4,517	2,565
Navient Corp.	4,667	74,625
Nelnet, Inc., Class A	647	59,453
NerdWallet, Inc., Class A (a)	1,184	19,157
OneMain Holdings, Inc.	1,000	37,080
Oportun Financial Corp. (a)	864	3,335
PRA Group, Inc. (a)	1,706	66,466
PROG Holdings, Inc. (a)	2,221	52,838
Regional Management Corp.	380	9,914
SLM Corp.	3,000	37,170
SoFi Technologies, Inc. (a)	8,000	48,560
Sunlight Financial Holdings, Inc. (a)	623	195
Synchrony Financial	4,542	132,081
Upstart Holdings, Inc. (a)	500	7,945
World Acceptance Corp. (a)	182	15,159
		2,907,641
Consumer Staples Merchandise Retail - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	1,400	106,498
Costco Wholesale Corp.	4,775	2,372,554
Dollar General Corp.	2,437	512,891
Dollar Tree, Inc. (a)	2,326	333,897
PriceSmart, Inc.	1,173	83,846
Target Corp.	4,974	823,844
Walmart, Inc.	15,208	2,242,420
		6,475,950
Copper - 0.0% *
Freeport-McMoRan, Inc.	15,398	629,932
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	2,921	287,163
Equinix, Inc.	1,018	734,019
		1,021,182
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,247	182,773
Computershare Ltd.	10,706	155,809
Concentrix Corp.	452	54,941
	Number of Shares	Fair Value
Conduent, Inc. (a)	7,686	$26,363
CSG Systems International, Inc.	1,375	73,837
ExlService Holdings, Inc. (a)	1,466	237,243
Genpact Ltd.	1,800	83,196
IBEX Holdings Ltd. (a)	428	10,443
Maximus, Inc.	2,744	215,953
SS&C Technologies Holdings, Inc.	2,300	129,881
TTEC Holdings, Inc.	849	31,608
Verra Mobility Corp. (a)	6,379	107,933
		1,309,980
Distillers & Vintners - 0.0% *
Brown-Forman Corp., Class B	2,035	130,789
Brown-Forman Corp., Class A	300	19,557
Constellation Brands, Inc., Class A	1,708	385,820
Duckhorn Portfolio, Inc. (a)	1,902	30,242
MGP Ingredients, Inc.	623	60,257
Vintage Wine Estates, Inc. (a)	972	1,040
		627,705
Distributors - 0.0% *
Funko, Inc., Class A (a)	1,563	14,739
Genuine Parts Co.	1,400	234,234
LKQ Corp.	2,746	155,863
Pool Corp.	423	144,852
Weyco Group, Inc.	307	7,767
		557,455
Diversified Banks - 0.7%
Bank of America Corp.	75,251	2,152,179
Citigroup, Inc.	20,752	973,061
JPMorgan Chase & Co.	31,141	4,057,984
U.S. Bancorp	14,400	519,120
Wells Fargo & Co.	40,659	1,519,833
		9,222,177
Diversified Chemicals - 0.0% *
Chemours Co.	1,400	41,916
Huntsman Corp.	1,911	52,285
LSB Industries, Inc. (a)	3,301	34,099
		128,300
Diversified Financial Services - 0.0% *
Alerus Financial Corp.	744	11,941
Apollo Global Management, Inc.	5,154	325,527
Corebridge Financial, Inc.	900	14,418
Equitable Holdings, Inc.	3,900	99,021
Jackson Financial, Inc., Class A	3,401	127,231
Voya Financial, Inc.	1,100	78,606
		656,744
Diversified Metals & Mining - 0.0% *
5E Advanced Materials, Inc. (a)	1,943	10,531
Compass Minerals International, Inc.	1,524	52,258
Ferroglobe PLC (d)	1,316	—
Ivanhoe Electric, Inc. (a)	2,016	24,494
Materion Corp.	930	107,880
MP Materials Corp. (a)	800	22,552

See Notes to Schedule of Investments.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Piedmont Lithium, Inc. (a)	775	$46,539
		264,254
Diversified Real Estate Activities - 0.0% *
RMR Group, Inc., Class A	705	18,499
St. Joe Co.	1,529	63,622
Tejon Ranch Co. (a)	961	17,557
		99,678
Diversified REITs - 0.1%
Alexander & Baldwin, Inc.	3,216	60,814
American Assets Trust, Inc.	2,201	40,917
Armada Hoffler Properties, Inc.	3,011	35,560
Broadstone Net Lease, Inc.	7,863	133,750
CTO Realty Growth, Inc.	959	16,552
Empire State Realty Trust, Inc., Class A	5,937	38,531
Essential Properties Realty Trust, Inc.	6,381	158,568
Gladstone Commercial Corp.	1,787	22,570
Global Net Lease, Inc.	4,623	59,452
One Liberty Properties, Inc.	781	17,908
WP Carey, Inc.	2,131	165,046
		749,668
Diversified Support Services - 0.1%
ACV Auctions, Inc., Class A (a)	5,223	67,429
Cintas Corp.	943	436,307
Copart, Inc. (a)	4,748	357,097
Driven Brands Holdings, Inc. (a)	900	27,279
Healthcare Services Group, Inc.	3,318	46,021
KAR Auction Services, Inc. (a)	4,789	65,513
Liquidity Services, Inc. (a)	1,062	13,987
Matthews International Corp., Class A	1,332	48,032
UniFirst Corp.	680	119,836
Viad Corp. (a)	932	19,423
VSE Corp.	481	21,597
		1,222,521
Drug Retail - 0.0% *
Rite Aid Corp. (a)	1,790	4,010
Walgreens Boots Alliance, Inc.	7,276	251,604
		255,614
Education Services - 0.1%
2U, Inc. (a)	3,424	23,454
Adtalem Global Education, Inc. (a)	1,985	76,661
American Public Education, Inc. (a)	601	3,258
Bright Horizons Family Solutions, Inc. (a)	591	45,501
Chegg, Inc. (a)	5,491	89,503
Coursera, Inc. (a)	5,066	58,360
Duolingo, Inc. (a)	1,092	155,708
Graham Holdings Co., Class B	163	97,122
Grand Canyon Education, Inc. (a)	300	34,170
Laureate Education, Inc.	5,955	70,031
Nerdy, Inc. (a)	2,782	11,629
Perdoceo Education Corp. (a)	3,012	40,451
Strategic Education, Inc.	1,003	90,100
Stride, Inc. (a)	1,921	75,399
	Number of Shares	Fair Value
Udemy, Inc. (a)	3,294	$29,086
Universal Technical Institute, Inc. (a)	1,648	12,162
		912,595
Electric Utilities - 0.6%
ALLETE, Inc.	2,601	167,426
Alliant Energy Corp.	2,756	147,170
American Electric Power Co., Inc.	5,588	508,452
Avangrid, Inc.	898	35,812
Constellation Energy Corp.	3,407	267,450
Duke Energy Corp.	8,188	789,896
Edison International	4,011	283,137
Entergy Corp.	2,084	224,530
Evergy, Inc.	2,187	133,669
Eversource Energy	3,514	275,006
Exelon Corp.	10,688	447,720
FirstEnergy Corp.	5,528	221,452
Hawaiian Electric Industries, Inc.	1,100	42,240
IDACORP, Inc.	500	54,165
MGE Energy, Inc.	1,655	128,544
NextEra Energy, Inc.	21,257	1,638,490
NRG Energy, Inc.	2,461	84,388
OGE Energy Corp.	2,150	80,969
Otter Tail Corp.	1,869	135,073
PG&E Corp. (a)	18,200	294,294
Pinnacle West Capital Corp.	1,184	93,820
PNM Resources, Inc.	3,873	188,538
Portland General Electric Co.	4,056	198,298
PPL Corp.	8,000	222,320
Southern Co.	11,585	806,084
Via Renewables, Inc.	61	1,121
Xcel Energy, Inc.	5,873	396,075
		7,866,139
Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	300	54,819
Allied Motion Technologies, Inc.	609	23,538
AMETEK, Inc.	2,527	367,249
Array Technologies, Inc. (a)	6,848	149,834
Atkore, Inc. (a)	1,784	250,616
Blink Charging Co. (a)	1,834	15,864
ChargePoint Holdings, Inc. (a)	2,400	25,128
Eaton Corp. PLC	4,318	739,846
Emerson Electric Co.	6,229	542,795
Encore Wire Corp.	804	149,005
EnerSys	1,852	160,902
Enovix Corp. (a)	4,852	72,343
ESS Tech, Inc. (a)	2,528	3,514
Fluence Energy, Inc. (a)	1,619	32,785
FTC Solar, Inc. (a)	1,229	2,765
FuelCell Energy, Inc. (a)	18,147	51,719
Generac Holdings, Inc. (a)	598	64,590
GrafTech International Ltd.	8,646	42,020
Heliogen, Inc. (a)	1,114	268
Hubbell, Inc.	600	145,986
NEXTracker, Inc. (a)	1,341	48,625
nVent Electric PLC	1,600	68,704
Plug Power, Inc. (a)	5,100	59,772
Powell Industries, Inc.	436	18,569
Preformed Line Products Co.	121	15,493
Regal Rexnord Corp.	667	93,867
Rockwell Automation, Inc.	1,222	358,596

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Schneider Electric SE	9,776	$1,636,740
Sensata Technologies Holding PLC	1,800	90,036
Shoals Technologies Group, Inc., Class A (a)	7,385	168,304
Stem, Inc. (a)	6,414	36,367
SunPower Corp. (a)	3,638	50,350
Sunrun, Inc. (a)	2,300	46,345
Thermon Group Holdings, Inc. (a)	1,484	36,981
Vertiv Holdings Co.	2,900	41,499
Vicor Corp. (a)	985	46,236
		5,712,070
Electronic Components - 0.1%
Akoustis Technologies, Inc. (a)	3,351	10,321
Amphenol Corp., Class A	6,199	506,582
Belden, Inc.	1,927	167,206
Coherent Corp. (a)	1,373	52,284
Corning, Inc.	8,017	282,840
Knowles Corp. (a)	3,972	67,524
Lightwave Logic, Inc. (a)	5,111	26,731
Littelfuse, Inc.	300	80,427
Rogers Corp. (a)	852	139,242
Vishay Intertechnology, Inc.	5,902	133,503
		1,466,660
Electronic Equipment & Instruments - 0.2%
908 Devices, Inc. (a)	724	6,226
Advanced Energy Industries, Inc.	1,704	166,992
Aeva Technologies, Inc. (a)	3,153	3,752
AEye, Inc. (a)	1,538	484
Arlo Technologies, Inc. (a)	3,984	24,143
Badger Meter, Inc.	1,328	161,777
Cognex Corp.	1,700	84,235
Evolv Technologies Holdings, Inc. (a)	4,131	12,889
FARO Technologies, Inc. (a)	860	21,165
Focus Universal, Inc. (a)	818	2,044
Identiv, Inc. (a)	704	4,322
Itron, Inc. (a)	2,054	113,894
Keysight Technologies, Inc. (a)	1,973	318,600
MicroVision, Inc. (a)	7,686	20,522
Mirion Technologies, Inc. (a)	6,104	52,128
Napco Security Technologies, Inc. (a)	1,448	54,416
National Instruments Corp.	1,400	73,374
nLight, Inc. (a)	2,032	20,686
Novanta, Inc. (a)	1,608	255,817
OSI Systems, Inc. (a)	710	72,675
Ouster, Inc. (a)	13,755	11,509
PAR Technology Corp. (a)	1,186	40,276
SmartRent, Inc. (a)	5,674	14,469
Teledyne Technologies, Inc. (a)	505	225,917
Trimble, Inc. (a)	2,732	143,211
Vishay Precision Group, Inc. (a)	566	23,636
Vontier Corp.	1,699	46,451
Zebra Technologies Corp., Class A (a)	559	177,762
		2,153,372
Electronic Manufacturing Services - 0.1%
Benchmark Electronics, Inc.	1,568	37,146
CTS Corp.	1,407	69,590
IPG Photonics Corp. (a)	300	36,993
	Number of Shares	Fair Value
Jabil, Inc.	1,414	$124,658
Kimball Electronics, Inc. (a)	1,088	26,221
Methode Electronics, Inc.	1,622	71,173
Plexus Corp. (a)	1,248	121,768
Sanmina Corp. (a)	2,589	157,903
TTM Technologies, Inc. (a)	4,501	60,719
		706,171
Environmental & Facilities Services - 0.1%
ABM Industries, Inc.	3,014	135,449
Aris Water Solutions, Inc., Class A	1,117	8,702
BrightView Holdings, Inc. (a)	2,021	11,358
Casella Waste Systems, Inc., Class A (a)	2,264	187,142
Clean Harbors, Inc. (a)	600	85,536
Harsco Corp. (a)	3,560	24,315
Heritage-Crystal Clean, Inc. (a)	713	25,390
Montrose Environmental Group, Inc. (a)	1,226	43,731
Republic Services, Inc.	2,190	296,132
Rollins, Inc.	2,478	92,999
SP Plus Corp. (a)	908	31,135
Stericycle, Inc. (a)	900	39,249
Tetra Tech, Inc.	500	73,455
Waste Management, Inc.	4,309	703,100
		1,757,693
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	1,274	27,875
CF Industries Holdings, Inc.	1,982	143,675
Corteva, Inc.	7,602	458,477
FMC Corp.	1,264	154,372
Intrepid Potash, Inc. (a)	518	14,297
Mosaic Co.	3,647	167,324
Scotts Miracle-Gro Co.	462	32,220
		998,240
Financial Exchanges & Data - 0.3%
Bakkt Holdings, Inc. (a)	1,663	2,860
Cboe Global Markets, Inc.	1,052	141,221
CME Group, Inc.	3,822	731,989
Coinbase Global, Inc., Class A (a)	1,600	108,112
Donnelley Financial Solutions, Inc. (a)	1,132	46,254
FactSet Research Systems, Inc.	415	172,262
Intercontinental Exchange, Inc.	5,820	606,968
MarketAxess Holdings, Inc.	422	165,124
MarketWise, Inc. (a)	991	1,833
Moody's Corp.	1,638	501,261
Morningstar, Inc.	300	60,909
MSCI, Inc.	857	479,654
Nasdaq, Inc.	3,638	198,890
Open Lending Corp., Class A (a)	4,754	33,468
S&P Global, Inc.	3,536	1,219,107
Tradeweb Markets, Inc., Class A	1,273	100,592
Value Line, Inc.	20	967
		4,571,471
Food Distributors - 0.1%
Andersons, Inc.	1,421	58,716
Chefs' Warehouse, Inc. (a)	1,519	51,722

See Notes to Schedule of Investments.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
HF Foods Group, Inc. (a)	1,972	$7,730
Performance Food Group Co. (a)	1,600	96,544
SpartanNash Co.	1,561	38,713
Sysco Corp.	5,318	410,709
U.S. Foods Holding Corp. (a)	2,200	81,268
United Natural Foods, Inc. (a)	2,734	72,041
		817,443
Food Retail - 0.1%
Albertsons Cos., Inc., Class A	1,900	39,482
Casey's General Stores, Inc.	378	81,822
Grocery Outlet Holding Corp. (a)	900	25,434
Ingles Markets, Inc., Class A	632	56,058
Kroger Co.	7,239	357,390
Natural Grocers by Vitamin Cottage, Inc.	425	4,994
Sprouts Farmers Market, Inc. (a)	4,808	168,424
Village Super Market, Inc., Class A	426	9,747
Weis Markets, Inc.	730	61,809
		805,160
Footwear - 0.2%
Allbirds, Inc., Class A (a)	3,139	3,767
Crocs, Inc. (a)	2,744	346,951
Deckers Outdoor Corp. (a)	300	134,865
NIKE, Inc., Class B	13,071	1,603,027
Rocky Brands, Inc.	354	8,167
Skechers USA, Inc., Class A (a)	1,400	66,528
Steven Madden Ltd.	3,499	125,964
Wolverine World Wide, Inc.	3,440	58,652
		2,347,921
Forest Products - 0.0% *
Louisiana-Pacific Corp.	700	37,947
Gas Utilities - 0.1%
Atmos Energy Corp.	1,534	172,360
Chesapeake Utilities Corp.	768	98,296
National Fuel Gas Co.	800	46,192
New Jersey Resources Corp.	4,360	231,952
Northwest Natural Holding Co.	1,535	73,005
ONE Gas, Inc.	2,438	193,163
Southwest Gas Holdings, Inc.	3,037	189,661
Spire, Inc.	2,314	162,304
UGI Corp.	2,200	76,472
		1,243,405
Gold - 0.0% *
Coeur Mining, Inc. (a)	12,521	49,959
Dakota Gold Corp. (a)	2,650	9,593
Hycroft Mining Holding Corp. (a)	4,283	1,852
Newmont Corp.	8,817	432,209
Royal Gold, Inc.	663	85,998
		579,611
Health Care REITs - 0.1%
CareTrust REIT, Inc.	4,520	88,502
Community Healthcare Trust, Inc.	1,063	38,906
Diversified Healthcare Trust	11,476	15,493
Global Medical REIT, Inc.	2,769	25,225
	Number of Shares	Fair Value
Healthcare Realty Trust, Inc.	3,800	$73,454
Healthpeak Properties, Inc.	6,236	137,005
LTC Properties, Inc.	1,774	62,321
Medical Properties Trust, Inc.	7,100	58,362
National Health Investors, Inc.	1,842	95,010
Omega Healthcare Investors, Inc.	2,400	65,784
Physicians Realty Trust	10,349	154,510
Sabra Health Care REIT, Inc.	10,503	120,784
Universal Health Realty Income Trust	581	27,952
Ventas, Inc.	4,338	188,052
Welltower, Inc.	5,114	366,623
		1,517,983
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	3,221	40,037
AmerisourceBergen Corp.	1,708	273,468
Cardinal Health, Inc.	2,845	214,797
Henry Schein, Inc. (a)	1,472	120,027
McKesson Corp.	1,521	541,552
Owens & Minor, Inc. (a)	3,292	47,899
Patterson Cos., Inc.	3,967	106,196
PetIQ, Inc. (a)	1,179	13,488
		1,357,464
Healthcare Equipment - 1.0%
Abbott Laboratories	18,332	1,856,298
Alphatec Holdings, Inc. (a)	3,228	50,357
AngioDynamics, Inc. (a)	1,618	16,730
Artivion, Inc. (a)	1,783	23,357
AtriCure, Inc. (a)	2,017	83,605
Axogen, Inc. (a)	1,763	16,660
Axonics, Inc. (a)	2,228	121,560
Baxter International, Inc.	5,117	207,546
Becton Dickinson & Co.	3,045	753,759
Boston Scientific Corp. (a)	15,067	753,802
Butterfly Network, Inc. (a)	6,513	12,244
Cardiovascular Systems, Inc. (a)	1,833	36,403
CONMED Corp.	1,323	137,407
Cue Health, Inc. (a)	5,406	9,839
Cutera, Inc. (a)	758	17,904
Dexcom, Inc. (a)	4,200	487,956
Edwards Lifesciences Corp. (a)	6,571	543,619
Enovis Corp. (a)	633	33,859
Envista Holdings Corp. (a)	1,900	77,672
GE HealthCare Technologies, Inc. (a)	4,049	332,140
Glaukos Corp. (a)	2,018	101,102
Globus Medical, Inc., Class A (a)	800	45,312
Heska Corp. (a)	433	42,270
Hologic, Inc. (a)	2,600	209,820
IDEXX Laboratories, Inc. (a)	904	452,072
Inari Medical, Inc. (a)	2,191	135,272
Inogen, Inc. (a)	1,115	13,915
Inspire Medical Systems, Inc. (a)	1,293	302,653
Insulet Corp. (a)	768	244,961
Integer Holdings Corp. (a)	1,499	116,173
Integra LifeSciences Holdings Corp. (a)	600	34,446
Intuitive Surgical, Inc. (a)	3,756	959,545
iRadimed Corp.	348	13,694
iRhythm Technologies, Inc. (a)	1,368	169,673

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
LeMaitre Vascular, Inc.	871	$44,830
LivaNova PLC (a)	2,443	106,466
Masimo Corp. (a)	576	106,295
Medtronic PLC	14,332	1,155,446
Mesa Laboratories, Inc.	229	40,013
Nevro Corp. (a)	1,556	56,249
Novocure Ltd. (a)	1,100	66,154
NuVasive, Inc. (a)	2,309	95,385
Omnicell, Inc. (a)	2,019	118,455
Orthofix Medical, Inc. (a)	1,553	26,013
Outset Medical, Inc. (a)	2,161	39,762
Paragon 28, Inc. (a)	2,072	35,369
Penumbra, Inc. (a)	400	111,476
PROCEPT BioRobotics Corp. (a)	1,162	33,001
Pulmonx Corp. (a)	1,582	17,687
QuidelOrtho Corp. (a)	600	53,454
ResMed, Inc.	1,459	319,506
Senseonics Holdings, Inc. (a)	21,706	15,411
Shockwave Medical, Inc. (a)	1,610	349,096
SI-BONE, Inc. (a)	1,533	30,154
Sight Sciences, Inc. (a)	1,094	9,562
STERIS PLC	1,160	221,885
Stryker Corp.	3,803	1,085,642
Surmodics, Inc. (a)	672	15,308
Tactile Systems Technology, Inc. (a)	946	15,533
Tandem Diabetes Care, Inc. (a)	700	28,427
Teleflex, Inc.	510	129,188
TransMedics Group, Inc. (a)	1,389	105,189
Treace Medical Concepts, Inc. (a)	1,700	42,823
Varex Imaging Corp. (a)	1,745	31,742
Vicarious Surgical, Inc. (a)	1,656	3,759
ViewRay, Inc. (a)	6,722	23,258
Zimmer Biomet Holdings, Inc.	2,270	293,284
Zimvie, Inc. (a)	663	4,794
Zynex, Inc. (a)	1,065	12,780
		13,257,021
Healthcare Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	900	65,025
Brookdale Senior Living, Inc. (a)	8,435	24,883
Cano Health, Inc. (a)	8,217	7,477
Community Health Systems, Inc. (a)	5,638	27,626
Encompass Health Corp.	1,100	59,510
Ensign Group, Inc.	2,440	233,118
HCA Healthcare, Inc.	2,263	596,708
Joint Corp. (a)	694	11,680
National HealthCare Corp.	568	32,984
Oncology Institute, Inc. (a)	506	343
Pennant Group, Inc. (a)	1,246	17,793
Select Medical Holdings Corp.	4,734	122,374
Surgery Partners, Inc. (a)	2,350	81,004
Tenet Healthcare Corp. (a)	1,000	59,420
U.S. Physical Therapy, Inc.	572	56,005
Universal Health Services, Inc., Class B	720	91,512
		1,487,462
Healthcare Services - 0.3%
23andMe Holding Co., Class A (a)	11,718	26,717
Accolade, Inc. (a)	2,950	42,421
	Number of Shares	Fair Value
Addus HomeCare Corp. (a)	684	$73,024
Agiliti, Inc. (a)	1,282	20,486
agilon health, Inc. (a)	2,000	47,500
AirSculpt Technologies, Inc.	383	1,930
Amedisys, Inc. (a)	300	22,065
AMN Healthcare Services, Inc. (a)	1,963	162,850
Apollo Medical Holdings, Inc. (a)	1,727	62,984
ATI Physical Therapy, Inc. (a)	4,356	1,107
Aveanna Healthcare Holdings, Inc. (a)	2,000	2,080
CareMax, Inc. (a)	2,959	7,900
Castle Biosciences, Inc. (a)	1,119	25,424
Chemed Corp.	159	85,502
Cigna Group	3,230	825,362
CorVel Corp. (a)	399	75,922
Cross Country Healthcare, Inc. (a)	1,600	35,712
CVS Health Corp.	14,118	1,049,109
DaVita, Inc. (a)	587	47,612
DocGo, Inc. (a)	3,717	32,152
Enhabit, Inc. (a)	550	7,650
Fulgent Genetics, Inc. (a)	946	29,534
GeneDx Holdings Corp. (a)	15,949	5,821
Guardant Health, Inc. (a)	1,100	25,784
Hims & Hers Health, Inc. (a)	5,401	53,578
Innovage Holding Corp. (a)	1,017	8,116
Invitae Corp. (a)	11,293	15,246
Laboratory Corp. of America Holdings	887	203,496
LifeStance Health Group, Inc. (a)	3,340	24,816
ModivCare, Inc. (a)	563	47,337
National Research Corp.	637	27,716
NeoGenomics, Inc. (a)	5,729	99,742
Nutex Health, Inc. (a)	12,432	12,556
Oak Street Health, Inc. (a)	1,400	54,152
OPKO Health, Inc. (a)	18,545	27,076
Option Care Health, Inc. (a)	7,567	240,404
P3 Health Partners, Inc. (a)	702	744
Pediatrix Medical Group, Inc. (a)	3,639	54,257
Premier, Inc., Class A	1,400	45,318
Privia Health Group, Inc. (a)	2,364	65,270
Quest Diagnostics, Inc.	1,229	173,879
R1 RCM, Inc. (a)	6,632	99,480
RadNet, Inc. (a)	2,221	55,592
		4,025,423
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	859	287,026
Atrion Corp.	61	38,303
Avanos Medical, Inc. (a)	2,057	61,175
Bioventus, Inc., Class A (a)	971	1,039
Cerus Corp. (a)	7,905	23,478
Cooper Cos., Inc.	530	197,881
DENTSPLY SIRONA, Inc.	2,467	96,904
Embecta Corp.	2,631	73,984
Figs, Inc., Class A (a)	5,740	35,531
Haemonetics Corp. (a)	2,273	188,091
ICU Medical, Inc. (a)	200	32,992
Lantheus Holdings, Inc. (a)	3,093	255,358
Merit Medical Systems, Inc. (a)	2,534	187,389
Neogen Corp. (a)	9,835	182,144
OraSure Technologies, Inc. (a)	3,408	20,618
OrthoPediatrics Corp. (a)	687	30,427

See Notes to Schedule of Investments.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
RxSight, Inc. (a)	1,033	$17,230
Silk Road Medical, Inc. (a)	1,660	64,956
STAAR Surgical Co. (a)	2,178	139,283
UFP Technologies, Inc. (a)	307	39,861
Utah Medical Products, Inc.	166	15,732
		1,989,402
Healthcare Technology - 0.1%
American Well Corp., Class A (a)	10,409	24,565
Certara, Inc. (a)	1,400	33,754
Computer Programs & Systems, Inc. (a)	647	19,539
Doximity, Inc., Class A (a)	900	29,142
Evolent Health, Inc., Class A (a)	3,728	120,974
Health Catalyst, Inc. (a)	2,473	28,860
HealthStream, Inc. (a)	1,096	29,702
Multiplan Corp. (a)	17,426	18,471
NextGen Healthcare, Inc. (a)	2,390	41,610
OptimizeRx Corp. (a)	825	12,070
Phreesia, Inc. (a)	2,196	70,909
Schrodinger, Inc. (a)	2,396	63,087
Sharecare, Inc. (a)	13,421	19,058
Simulations Plus, Inc.	709	31,153
Teladoc Health, Inc. (a)	1,551	40,171
Veeva Systems, Inc., Class A (a)	1,579	290,204
Veradigm, Inc. (a)	4,775	62,314
		935,583
Heavy Electrical Equipment - 0.0% *
Babcock & Wilcox Enterprises, Inc. (a)	2,918	17,683
Bloom Energy Corp., Class A (a)	8,166	162,748
Energy Vault Holdings, Inc. (a)	4,171	8,926
NuScale Power Corp. (a)	1,472	13,381
TPI Composites, Inc. (a)	1,674	21,846
		224,584
Home Building - 0.2%
Beazer Homes USA, Inc. (a)	1,346	21,374
Cavco Industries, Inc. (a)	396	125,825
Century Communities, Inc.	1,249	79,836
DR Horton, Inc.	3,440	336,054
Dream Finders Homes, Inc., Class A (a)	1,026	13,595
Green Brick Partners, Inc. (a)	1,217	42,668
Hovnanian Enterprises, Inc., Class A (a)	234	15,875
Installed Building Products, Inc.	1,082	123,380
KB Home	3,447	138,500
Landsea Homes Corp. (a)	230	1,394
Legacy Housing Corp. (a)	442	10,060
Lennar Corp., Class A	2,605	273,812
Lennar Corp., B Shares	300	26,793
LGI Homes, Inc. (a)	905	103,197
M/I Homes, Inc. (a)	1,180	74,446
MDC Holdings, Inc.	2,657	103,278
Meritage Homes Corp.	1,646	192,187
NVR, Inc. (a)	32	178,310
PulteGroup, Inc.	2,418	140,921
Skyline Champion Corp. (a)	2,420	182,057
Taylor Morrison Home Corp. (a)	4,745	181,544
	Number of Shares	Fair Value
Toll Brothers, Inc.	1,015	$60,930
TopBuild Corp. (a)	300	62,442
Tri Pointe Homes, Inc. (a)	4,589	116,193
		2,604,671
Home Furnishing Retail - 0.0% *
Aaron's Co., Inc.	1,408	13,601
Bed Bath & Beyond, Inc. (a)	2,655	1,135
Haverty Furniture Cos., Inc.	666	21,252
Overstock.com, Inc. (a)	1,915	38,817
RH (a)	170	41,404
Sleep Number Corp. (a)	961	29,224
Wayfair, Inc., Class A (a)	800	27,472
Williams-Sonoma, Inc.	755	91,853
		264,758
Home Furnishings - 0.0% *
Ethan Allen Interiors, Inc.	1,023	28,092
La-Z-Boy, Inc.	1,910	55,543
Leggett & Platt, Inc.	1,300	41,444
Lovesac Co. (a)	646	18,669
Mohawk Industries, Inc. (a)	600	60,132
Purple Innovation, Inc. (a)	3,199	8,445
Tempur Sealy International, Inc.	1,800	71,082
		283,407
Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc., Class A (a)	1,100	108,042
GrowGeneration Corp. (a)	2,890	9,884
Home Depot, Inc.	11,004	3,247,500
LL Flooring Holdings, Inc. (a)	942	3,580
Lowe's Cos., Inc.	6,523	1,304,404
Tile Shop Holdings, Inc. (a)	1,007	4,723
		4,678,133
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc.	9,771	151,646
Ashford Hospitality Trust, Inc. (a)	1,085	3,483
Braemar Hotels & Resorts, Inc.	3,160	12,198
Chatham Lodging Trust	2,180	22,868
DiamondRock Hospitality Co.	9,272	75,381
Hersha Hospitality Trust	1,586	10,658
Host Hotels & Resorts, Inc.	7,054	116,320
Park Hotels & Resorts, Inc.	2,200	27,192
Pebblebrook Hotel Trust	5,737	80,547
RLJ Lodging Trust	7,090	75,154
Ryman Hospitality Properties, Inc.	2,438	218,762
Service Properties Trust	7,260	72,310
Summit Hotel Properties, Inc.	4,707	32,949
Sunstone Hotel Investors, Inc.	9,356	92,437
Xenia Hotels & Resorts, Inc.	5,064	66,288
		1,058,193
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	4,000	497,600
Bluegreen Vacations Holding Corp.	470	12,869
Booking Holdings, Inc. (a)	427	1,132,579
Carnival Corp. (a)	9,700	98,455
Choice Hotels International, Inc.	300	35,157
Expedia Group, Inc. (a)	1,678	162,816

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Hilton Grand Vacations, Inc. (a)	3,896	$173,099
Hilton Worldwide Holdings, Inc.	2,936	413,594
Hyatt Hotels Corp., Class A (a)	500	55,895
Lindblad Expeditions Holdings, Inc. (a)	1,633	15,612
Marriott International, Inc., Class A	2,903	482,014
Marriott Vacations Worldwide Corp.	355	47,875
Norwegian Cruise Line Holdings Ltd. (a)	4,200	56,490
Royal Caribbean Cruises Ltd. (a)	2,200	143,660
Sabre Corp. (a)	14,445	61,969
Sonder Holdings, Inc. (a)	6,392	4,840
Target Hospitality Corp. (a)	1,340	17,608
Travel & Leisure Co.	900	35,280
Vacasa, Inc., Class A (a)	3,774	3,631
Wyndham Hotels & Resorts, Inc.	900	61,065
		3,512,108
Household Appliances - 0.0% *
Aterian, Inc. (a)	1,776	1,528
Helen of Troy Ltd. (a)	1,083	103,069
iRobot Corp. (a)	1,195	52,150
Traeger, Inc. (a)	1,754	7,209
Whirlpool Corp.	558	73,667
		237,623
Household Products - 0.4%
Central Garden & Pet Co., Class A (a)	1,778	69,466
Central Garden & Pet Co. (a)	457	18,764
Church & Dwight Co., Inc.	2,428	214,660
Clorox Co.	1,247	197,325
Colgate-Palmolive Co.	8,895	668,459
Energizer Holdings, Inc.	3,245	112,602
Kimberly-Clark Corp.	3,598	482,924
Procter & Gamble Co.	25,312	3,763,641
Reynolds Consumer Products, Inc.	400	11,000
Spectrum Brands Holdings, Inc.	400	26,488
WD-40 Co.	622	110,747
		5,676,076
Housewares & Specialties - 0.0% *
Lifetime Brands, Inc.	342	2,011
Newell Brands, Inc.	3,700	46,028
Tupperware Brands Corp. (a)	1,468	3,670
		51,709
Human Resource & Employment Services - 0.2%
Alight, Inc., Class A (a)	17,470	160,899
ASGN, Inc. (a)	2,225	183,941
Automatic Data Processing, Inc.	4,429	986,028
Barrett Business Services, Inc.	310	27,478
First Advantage Corp. (a)	2,639	36,840
Heidrick & Struggles International, Inc.	884	26,838
HireRight Holdings Corp. (a)	1,050	11,140
Insperity, Inc.	1,625	197,519
Kelly Services, Inc., Class A	1,534	25,449
Kforce, Inc.	880	55,651
Korn Ferry	2,382	123,245
	Number of Shares	Fair Value
ManpowerGroup, Inc.	479	$39,532
Paychex, Inc.	3,528	404,274
Robert Half International, Inc.	1,275	102,727
Skillsoft Corp. (a)	2,868	5,736
Sterling Check Corp. (a)	1,159	12,923
TriNet Group, Inc. (a)	1,701	137,118
TrueBlue, Inc. (a)	1,461	26,006
Upwork, Inc. (a)	5,391	61,026
		2,624,370
Independent Power Producers & Energy Traders - 0.0% *
AES Corp.	7,200	173,376
Vistra Corp.	4,200	100,800
		274,176
Industrial Conglomerates - 0.2%
3M Co.	5,992	629,819
General Electric Co.	11,748	1,123,109
Honeywell International, Inc.	7,154	1,367,272
		3,120,200
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	2,281	655,126
Linde PLC	5,233	1,860,018
		2,515,144
Industrial Machinery & Supplies & Components - 0.5%
3D Systems Corp. (a)	5,627	60,321
Albany International Corp., Class A	1,417	126,623
Barnes Group, Inc.	2,162	87,085
Berkshire Grey, Inc. (a)	1,296	1,789
Chart Industries, Inc. (a)	1,933	242,398
CIRCOR International, Inc. (a)	843	26,234
Columbus McKinnon Corp.	1,250	46,450
Crane Holdings Co.	600	68,100
Desktop Metal, Inc., Class A (a)	12,120	27,876
Donaldson Co., Inc.	1,400	91,476
Dover Corp.	1,574	239,154
Energy Recovery, Inc. (a)	2,445	56,357
Enerpac Tool Group Corp.	2,533	64,592
EnPro Industries, Inc.	919	95,475
Esab Corp.	433	25,577
ESCO Technologies, Inc.	1,173	111,963
Evoqua Water Technologies Corp. (a)	5,325	264,759
Flowserve Corp.	1,300	44,200
Fortive Corp.	3,750	255,638
Franklin Electric Co., Inc.	2,089	196,575
Gates Industrial Corp. PLC (a)	1,700	23,613
Gorman-Rupp Co.	1,032	25,800
Graco, Inc.	1,739	126,964
Helios Technologies, Inc.	1,435	93,849
Hillenbrand, Inc.	3,146	149,529
Hillman Solutions Corp. (a)	5,991	50,444
Hyster-Yale Materials Handling, Inc.	495	24,696
IDEX Corp.	757	174,890
Illinois Tool Works, Inc.	3,202	779,527
Ingersoll Rand, Inc.	4,421	257,214
ITT, Inc.	900	77,670
John Bean Technologies Corp.	1,436	156,940
Kadant, Inc.	528	110,099
Kennametal, Inc.	3,586	98,902
Lincoln Electric Holdings, Inc.	600	101,460

See Notes to Schedule of Investments.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Markforged Holding Corp. (a)	3,424	$3,283
Middleby Corp. (a)	510	74,771
Mueller Industries, Inc.	2,536	186,345
Mueller Water Products, Inc., Class A	6,881	95,921
Nordson Corp.	635	141,135
Omega Flex, Inc.	152	16,939
Otis Worldwide Corp.	4,504	380,138
Parker-Hannifin Corp.	1,405	472,235
Pentair PLC	1,800	99,486
Proto Labs, Inc. (a)	1,215	40,277
RBC Bearings, Inc. (a)	1,291	300,454
Sarcos Technology & Robotics Corp. (a)	2,314	1,098
Snap-on, Inc.	525	129,617
SPX Technologies, Inc. (a)	1,989	140,384
Standex International Corp.	514	62,934
Stanley Black & Decker, Inc.	1,487	119,822
Tennant Co.	823	56,400
Timken Co.	600	49,032
Velo3D, Inc. (a)	1,676	3,805
Watts Water Technologies, Inc., Class A	1,240	208,717
Xylem, Inc.	1,943	203,432
		7,170,464
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	2,800	79,660
EastGroup Properties, Inc.	500	82,660
First Industrial Realty Trust, Inc.	1,500	79,800
Indus Realty Trust, Inc.	249	16,506
Industrial Logistics Properties Trust	3,281	10,073
Innovative Industrial Properties, Inc.	1,224	93,012
LXP Industrial Trust	12,374	127,576
Plymouth Industrial REIT, Inc.	1,692	35,549
Prologis, Inc.	9,853	1,229,359
Rexford Industrial Realty, Inc.	2,148	128,128
STAG Industrial, Inc.	8,166	276,174
Terreno Realty Corp.	3,654	236,048
		2,394,545
Insurance Brokers - 0.2%
Aon PLC, Class A	2,143	675,667
Arthur J Gallagher & Co.	2,307	441,352
Brown & Brown, Inc.	2,600	149,292
BRP Group, Inc., Class A (a)	2,692	68,538
Crawford & Co., Class A	448	3,745
eHealth, Inc. (a)	1,238	11,588
Goosehead Insurance, Inc., Class A (a)	851	44,422
Hippo Holdings, Inc. (a)	747	12,124
Marsh & McLennan Cos., Inc.	5,232	871,390
Ryan Specialty Holdings, Inc. (a)	800	32,192
Selectquote, Inc. (a)	6,659	14,450
Willis Towers Watson PLC	1,124	261,195
		2,585,955
Integrated Oil & Gas - 0.6%
Chevron Corp.	20,784	3,391,117
Exxon Mobil Corp.	44,118	4,837,980
Occidental Petroleum Corp.	8,539	533,090
		8,762,187
	Number of Shares	Fair Value
Integrated Telecommunication Services - 0.3%
AT&T, Inc.	76,640	$1,475,320
ATN International, Inc.	503	20,583
Consolidated Communications Holdings, Inc. (a)	3,782	9,758
Frontier Communications Parent, Inc. (a)	2,300	52,371
IDT Corp., Class B (a)	675	23,004
Ooma, Inc. (a)	1,136	14,211
Radius Global Infrastructure, Inc., Class A (a)	3,420	50,171
Verizon Communications, Inc.	45,184	1,757,206
		3,402,624
Interactive Home Entertainment - 0.1%
Activision Blizzard, Inc.	8,242	705,433
Electronic Arts, Inc.	2,961	356,652
Playstudios, Inc. (a)	3,849	14,203
Playtika Holding Corp. (a)	1,559	17,554
ROBLOX Corp., Class A (a)	5,000	224,900
Skillz, Inc. (a)	10,074	5,976
Take-Two Interactive Software, Inc. (a)	1,683	200,782
		1,525,500
Interactive Media & Services - 1.4%
Alphabet, Inc., Class C (a)(c)	56,020	5,826,080
Alphabet, Inc., Class A (a)(c)	64,320	6,671,914
Arena Group Holdings, Inc. (a)	303	1,288
Bumble, Inc., Class A (a)	4,419	86,391
Cargurus, Inc. (a)	4,514	84,321
Cars.com, Inc. (a)	2,947	56,877
DHI Group, Inc. (a)	2,195	8,517
Eventbrite, Inc., Class A (a)	3,527	30,262
EverQuote, Inc., Class A (a)	977	13,580
fuboTV, Inc. (a)	9,338	11,299
IAC, Inc. (a)	900	46,440
Match Group, Inc. (a)	2,763	106,072
MediaAlpha, Inc., Class A (a)	1,182	17,706
Meta Platforms, Inc., Class A (a)	23,884	5,061,975
Outbrain, Inc. (a)	1,221	5,043
Pinterest, Inc., Class A (a)	5,897	160,811
QuinStreet, Inc. (a)	2,277	36,136
Shutterstock, Inc.	1,060	76,956
TripAdvisor, Inc. (a)	900	17,874
TrueCar, Inc. (a)	4,387	10,090
Vimeo, Inc. (a)	6,526	24,995
Vinco Ventures, Inc. (a)	5,612	1,803
Yelp, Inc. (a)	2,987	91,701
Ziff Davis, Inc. (a)	2,073	161,798
ZipRecruiter, Inc., Class A (a)	3,242	51,677
ZoomInfo Technologies, Inc. (a)	3,000	74,130
		18,735,736
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	1,514	118,546
BigCommerce Holdings, Inc. Series 1 (a)	2,948	26,355
Brightcove, Inc. (a)	2,099	9,341
Cloudflare, Inc., Class A (a)	3,185	196,387
Cyxtera Technologies, Inc. (a)	1,425	435
DigitalOcean Holdings, Inc. (a)	3,173	124,286
Edgio, Inc. (a)	4,448	3,519
Fastly, Inc., Class A (a)	5,021	89,173
GoDaddy, Inc., Class A (a)	1,800	139,896

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
MongoDB, Inc. (a)	673	$156,890
Okta, Inc. (a)	1,661	143,245
Rackspace Technology, Inc. (a)	1,832	3,444
Snowflake, Inc., Class A (a)	3,310	510,700
Squarespace, Inc., Class A (a)	1,367	43,430
Tucows, Inc., Class A (a)	490	9,530
Twilio, Inc., Class A (a)	1,847	123,066
VeriSign, Inc. (a)	1,007	212,809
		1,911,052
Investment Banking & Brokerage - 0.3%
B Riley Financial, Inc.	932	26,459
BGC Partners, Inc., Class A	13,962	73,021
Charles Schwab Corp.	16,281	852,799
Evercore, Inc., Class A	366	42,229
Goldman Sachs Group, Inc.	3,508	1,147,502
Houlihan Lokey, Inc.	2,302	201,402
Interactive Brokers Group, Inc., Class A	900	74,304
Jefferies Financial Group, Inc.	1,909	60,592
Lazard Ltd., Class A	1,000	33,110
LPL Financial Holdings, Inc.	803	162,527
Moelis & Co., Class A	2,899	111,438
Morgan Stanley	13,197	1,158,697
Oppenheimer Holdings, Inc., Class A	381	14,916
Perella Weinberg Partners	1,770	16,107
Piper Sandler Cos.,	791	109,640
PJT Partners, Inc., Class A	1,044	75,366
Raymond James Financial, Inc.	1,992	185,794
Robinhood Markets, Inc., Class A (a)	6,100	59,231
Stifel Financial Corp.	1,000	59,090
StoneX Group, Inc. (a)	804	83,238
Virtu Financial, Inc., Class A	1,000	18,900
		4,566,362
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	6,857	1,959,799
Amdocs Ltd.	1,267	121,670
Cerberus Cyber Sentinel Corp. (a)	1,297	438
Cognizant Technology Solutions Corp., Class A	5,702	347,423
DXC Technology Co. (a)	2,400	61,344
EPAM Systems, Inc. (a)	565	168,935
Gartner, Inc. (a)	838	272,995
Globant SA (a)	400	65,604
Grid Dynamics Holdings, Inc. (a)	2,430	27,848
Hackett Group, Inc.	995	18,388
Information Services Group, Inc.	1,794	9,132
International Business Machines Corp.	9,553	1,252,303
Kyndryl Holdings, Inc. (a)	1,559	23,011
Perficient, Inc. (a)	1,555	112,255
PFSweb, Inc.	481	2,039
Thoughtworks Holding, Inc. (a)	500	3,680
Unisys Corp. (a)	3,276	12,711
		4,459,575
Leisure Facilities - 0.0% *
Bowlero Corp. (a)	1,350	22,883
F45 Training Holdings, Inc. (a)	1,459	1,692
	Number of Shares	Fair Value
Life Time Group Holdings, Inc. (a)	1,895	$30,244
Planet Fitness, Inc., Class A (a)	900	69,903
RCI Hospitality Holdings, Inc.	388	30,330
SeaWorld Entertainment, Inc. (a)	1,809	110,910
Six Flags Entertainment Corp. (a)	600	16,026
Vail Resorts, Inc.	500	116,840
Xponential Fitness, Inc., Class A (a)	957	29,083
		427,911
Leisure Products - 0.1%
Acushnet Holdings Corp.	1,473	75,035
AMMO, Inc. (a)	3,087	6,081
BRP, Inc.	700	54,703
Brunswick Corp.	800	65,600
Clarus Corp.	1,418	13,400
Hasbro, Inc.	1,400	75,166
Johnson Outdoors, Inc., Class A	249	15,690
Latham Group, Inc. (a)	1,359	3,887
Malibu Boats, Inc., Class A (a)	905	51,087
Marine Products Corp.	208	2,744
MasterCraft Boat Holdings, Inc. (a)	798	24,283
Mattel, Inc. (a)	3,259	59,998
Peloton Interactive, Inc., Class A (a)	3,572	40,506
Polaris, Inc.	500	55,315
Smith & Wesson Brands, Inc.	2,081	25,617
Solo Brands, Inc., Class A (a)	1,145	8,221
Sturm Ruger & Co., Inc.	771	44,286
Topgolf Callaway Brands Corp. (a)	6,356	137,417
Vista Outdoor, Inc. (a)	2,475	68,582
YETI Holdings, Inc. (a)	900	36,000
		863,618
Life & Health Insurance - 0.2%
Aflac, Inc.	6,755	435,833
American Equity Investment Life Holding Co.	3,220	117,498
Bright Health Group, Inc. (a)	6,321	1,393
Brighthouse Financial, Inc. (a)	670	29,554
CNO Financial Group, Inc.	5,165	114,611
F&G Annuities & Life, Inc.	190	3,443
Genworth Financial, Inc., Class A (a)	22,515	113,025
Globe Life, Inc.	1,000	110,020
Lincoln National Corp.	1,886	42,378
MetLife, Inc.	7,142	413,808
National Western Life Group, Inc., Class A	103	24,990
Oscar Health, Inc., Class A (a)	5,486	35,878
Primerica, Inc.	400	68,896
Principal Financial Group, Inc.	2,600	193,232
Prudential Financial, Inc.	4,102	339,399
Trupanion, Inc. (a)	1,720	73,771
Unum Group	2,200	87,032
		2,204,761
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc., Class A (a)	900	50,211

See Notes to Schedule of Investments.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Adaptive Biotechnologies Corp. (a)	4,982	$43,991
Agilent Technologies, Inc.	3,206	443,518
Akoya Biosciences, Inc. (a)	453	3,706
Alpha Teknova, Inc. (a)	378	1,119
Avantor, Inc. (a)	6,100	128,954
Azenta, Inc. (a)	700	31,234
BioLife Solutions, Inc. (a)	1,517	32,995
Bionano Genomics, Inc. (a)	13,012	14,443
Bio-Rad Laboratories, Inc., Class A (a)	261	125,024
Bio-Techne Corp.	1,540	114,253
Bruker Corp.	1,161	91,533
Charles River Laboratories International, Inc. (a)	528	106,561
Codexis, Inc. (a)	3,022	12,511
CryoPort, Inc. (a)	1,974	47,376
Cytek Biosciences, Inc. (a)	5,089	46,768
Danaher Corp.	6,911	1,741,848
Illumina, Inc. (a)	1,772	412,079
Inotiv, Inc. (a)	1,254	5,430
IQVIA Holdings, Inc. (a)	1,919	381,670
Maravai LifeSciences Holdings, Inc., Class A (a)	1,300	18,213
MaxCyte, Inc. (a)	4,025	19,924
Medpace Holdings, Inc. (a)	1,150	216,257
Mettler-Toledo International, Inc. (a)	240	367,250
NanoString Technologies, Inc. (a)	2,135	21,137
Nautilus Biotechnology, Inc. (a)	1,320	3,656
OmniAb, Inc. (a)	3,774	13,888
OmniAb, Inc. (d)	394	—
Pacific Biosciences of California, Inc. (a)	11,278	130,599
PerkinElmer, Inc.	1,260	167,908
PhenomeX, Inc. (a)	1,728	2,004
QIAGEN NV (a)	6,622	302,935
Quanterix Corp. (a)	1,564	17,626
Quantum-Si, Inc. (a)	2,881	5,071
Repligen Corp. (a)	606	102,026
Science 37 Holdings, Inc. (a)	1,726	486
Seer, Inc. (a)	2,601	10,040
Singular Genomics Systems, Inc. (a)	1,705	2,063
SomaLogic, Inc. (a)	6,952	17,728
Sotera Health Co. (a)	1,300	23,283
Syneos Health, Inc. (a)	1,200	42,744
Thermo Fisher Scientific, Inc.	4,201	2,421,330
Waters Corp. (a)	652	201,879
West Pharmaceutical Services, Inc.	812	281,334
		8,224,605
Managed Healthcare - 0.5%
Alignment Healthcare, Inc. (a)	4,444	28,264
Centene Corp. (a)	6,026	380,903
Clover Health Investments Corp. (a)	17,928	15,151
Elevance Health, Inc.	2,549	1,172,056
HealthEquity, Inc. (a)	3,760	220,750
Humana, Inc.	1,287	624,787
Molina Healthcare, Inc. (a)	639	170,926
Progyny, Inc. (a)	3,437	110,396
UnitedHealth Group, Inc. (c)	9,985	4,718,811
		7,442,044
	Number of Shares	Fair Value
Marine Transportation - 0.0% *
Eagle Bulk Shipping, Inc.	605	$27,527
Eneti, Inc.	1,101	10,294
Genco Shipping & Trading Ltd.	1,657	25,949
Kirby Corp. (a)	600	41,820
Matson, Inc.	1,701	101,499
		207,089
Metal, Glass & Plastic Containers - 0.1%
AptarGroup, Inc.	664	78,478
Ball Corp.	3,292	181,422
Berry Global Group, Inc.	1,218	71,740
Crown Holdings, Inc.	1,147	94,869
Greif, Inc., Class A	1,101	69,770
Greif, Inc., Class B	250	19,130
Myers Industries, Inc.	1,633	34,995
O-I Glass, Inc. (a)	6,983	158,584
Silgan Holdings, Inc.	923	49,538
TriMas Corp.	1,863	51,903
		810,429
Mortgage REITs - 0.1%
AFC Gamma, Inc.	818	9,947
AGNC Investment Corp.	6,689	67,425
Angel Oak Mortgage REIT, Inc.	346	2,526
Annaly Capital Management, Inc.	4,475	85,517
Apollo Commercial Real Estate Finance, Inc.	6,234	58,039
Arbor Realty Trust, Inc.	7,277	83,613
Ares Commercial Real Estate Corp.	2,339	21,261
ARMOUR Residential REIT, Inc.	7,520	39,480
Blackstone Mortgage Trust, Inc., Class A	7,823	139,641
BrightSpire Capital, Inc.	4,246	25,051
Broadmark Realty Capital, Inc.	5,889	27,678
Chicago Atlantic Real Estate Finance, Inc.	177	2,391
Chimera Investment Corp.	10,321	58,210
Claros Mortgage Trust, Inc.	4,095	47,707
Dynex Capital, Inc.	2,465	29,876
Ellington Financial, Inc.	2,948	35,995
Franklin BSP Realty Trust, Inc.	3,702	44,165
Granite Point Mortgage Trust, Inc.	2,546	12,628
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,966	113,428
Invesco Mortgage Capital, Inc.	1,639	18,176
KKR Real Estate Finance Trust, Inc.	2,570	29,272
Ladder Capital Corp.	5,054	47,760
MFA Financial, Inc.	4,579	45,424
New York Mortgage Trust, Inc.	4,146	41,294
Nexpoint Real Estate Finance, Inc.	224	3,510
Orchid Island Capital, Inc.	1,626	17,447
PennyMac Mortgage Investment Trust	3,963	48,864
Ready Capital Corp.	3,218	32,727
Redwood Trust, Inc.	5,082	34,253
Rithm Capital Corp.	4,700	37,600
Starwood Property Trust, Inc.	3,200	56,608
TPG RE Finance Trust, Inc.	3,129	22,717
Two Harbors Investment Corp.	4,443	65,357
		1,405,587

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Motorcycle Manufacturers - 0.0% *
Harley-Davidson, Inc.	1,500	$56,955
Movies & Entertainment - 0.4%
AMC Entertainment Holdings, Inc., Class A (a)	4,500	22,545
Cinemark Holdings, Inc. (a)	4,834	71,495
IMAX Corp. (a)	2,111	40,489
Liberty Media Corp.-Liberty Braves, Class A (a)	481	16,633
Liberty Media Corp.-Liberty Braves, Class C (a)	1,676	56,464
Liberty Media Corp.-Liberty Formula One, Class C (a)	2,021	151,231
Liberty Media Corp.-Liberty Formula One, Class A (a)	500	33,750
Lions Gate Entertainment Corp., Class A (a)	2,644	29,269
Lions Gate Entertainment Corp., Class B (a)	5,145	53,405
Live Nation Entertainment, Inc. (a)	1,628	113,960
Madison Square Garden Entertainment Corp. (a)	1,155	68,226
Madison Square Garden Sports Corp.	200	38,970
Marcus Corp.	1,140	18,240
Netflix, Inc. (a)	4,625	1,597,845
Reservoir Media, Inc. (a)	578	3,769
Roku, Inc. (a)	1,284	84,513
Spotify Technology SA (a)	1,395	186,400
Vivid Seats, Inc., Class A (a)	1,298	9,904
Walt Disney Co. (a)	19,456	1,948,129
Warner Bros Discovery, Inc. (a)	24,846	375,175
World Wrestling Entertainment, Inc., Class A	500	45,630
		4,966,042
Multi-Family Residential REITs - 0.1%
Apartment Income REIT Corp.	1,351	48,379
Apartment Investment & Management Co., Class A	6,670	51,292
AvalonBay Communities, Inc.	1,405	236,124
BRT Apartments Corp.	596	11,753
Camden Property Trust	1,138	119,308
Centerspace	674	36,821
Clipper Realty, Inc.	311	1,785
Elme Communities	3,872	69,154
Equity Residential	3,712	222,720
Essex Property Trust, Inc.	704	147,235
Independence Realty Trust, Inc.	10,193	163,394
Mid-America Apartment Communities, Inc.	1,224	184,873
NexPoint Residential Trust, Inc.	1,010	44,107
UDR, Inc.	3,447	141,534
Veris Residential, Inc. (a)	3,824	55,983
		1,534,462
Multi-Line Insurance - 0.1%
American International Group, Inc.	7,875	396,585
Assurant, Inc.	536	64,357
Hartford Financial Services Group, Inc.	3,494	243,497
Horace Mann Educators Corp.	1,823	61,034
		765,473
	Number of Shares	Fair Value
Multi-Sector Holdings - 0.4%
Berkshire Hathaway, Inc., Class B (a)(c)	19,331	$5,968,833
Cannae Holdings, Inc. (a)	3,078	62,114
Compass Diversified Holdings	2,755	52,565
Star Holdings	599	10,417
		6,093,929
Multi-Utilities - 0.3%
Ameren Corp.	2,851	246,298
Avista Corp.	3,351	142,250
Black Hills Corp.	2,948	186,019
CenterPoint Energy, Inc.	6,237	183,742
CMS Energy Corp.	3,100	190,278
Consolidated Edison, Inc.	3,839	367,277
Dominion Energy, Inc.	8,942	499,947
DTE Energy Co.	1,984	217,327
NiSource, Inc.	4,613	128,980
NorthWestern Corp.	2,634	152,403
Public Service Enterprise Group, Inc.	5,469	341,539
Sempra Energy	3,389	512,281
Unitil Corp.	713	40,670
WEC Energy Group, Inc.	3,474	329,300
		3,538,311
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	1,892	237,616
Boston Properties, Inc.	1,600	86,592
Brandywine Realty Trust	7,594	35,920
City Office REIT, Inc.	1,911	13,186
Corporate Office Properties Trust	5,124	121,490
Cousins Properties, Inc.	1,600	34,208
Douglas Emmett, Inc.	2,300	28,359
Easterly Government Properties, Inc.	4,050	55,647
Equity Commonwealth	4,625	95,784
Franklin Street Properties Corp.	5,044	7,919
Highwoods Properties, Inc.	1,300	30,147
Hudson Pacific Properties, Inc.	1,500	9,975
JBG SMITH Properties	1,700	25,602
Kilroy Realty Corp.	1,322	42,833
Office Properties Income Trust	2,161	26,580
Orion Office REIT, Inc.	2,626	17,594
Paramount Group, Inc.	8,376	38,195
Piedmont Office Realty Trust, Inc., Class A	5,480	40,004
Postal Realty Trust, Inc., Class A	879	13,378
SL Green Realty Corp.	898	21,121
Vornado Realty Trust	2,100	32,277
		1,014,427
Office Services & Supplies - 0.0% *
ACCO Brands Corp.	4,207	22,381
CompX International, Inc.	19	343
HNI Corp.	1,836	51,114
Interface, Inc.	2,623	21,299
Kimball International, Inc., Class B	1,694	21,006
MillerKnoll, Inc.	3,362	68,753
MSA Safety, Inc.	400	53,400
NL Industries, Inc.	196	1,188
Pitney Bowes, Inc.	7,810	30,381

See Notes to Schedule of Investments.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Steelcase, Inc., Class A	3,933	$33,116
		302,981
Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling, Inc. (a)	4,500	54,180
Helmerich & Payne, Inc.	4,664	166,738
Nabors Industries Ltd. (a)	403	49,130
Noble Corp. PLC (a)	3,828	151,091
Patterson-UTI Energy, Inc.	9,762	114,215
Valaris Ltd. (a)	2,762	179,696
		715,050
Oil & Gas Equipment & Services - 0.2%
Archrock, Inc.	6,002	58,640
Baker Hughes Co.	10,333	298,210
Bristow Group, Inc. (a)	1,058	23,699
Cactus, Inc., Class A	2,846	117,341
ChampionX Corp.	9,068	246,015
DMC Global, Inc. (a)	861	18,916
Dril-Quip, Inc. (a)	1,494	42,863
Expro Group Holdings NV (a)	3,969	72,871
Halliburton Co.	9,482	300,010
Helix Energy Solutions Group, Inc. (a)	6,364	49,257
Liberty Energy, Inc.	6,150	78,782
National Energy Services Reunited Corp. (a)	1,926	10,131
Newpark Resources, Inc. (a)	4,145	15,958
NexTier Oilfield Solutions, Inc. (a)	7,766	61,740
NOV, Inc.	4,200	77,742
Oceaneering International, Inc. (a)	4,414	77,819
Oil States International, Inc. (a)	2,855	23,782
ProFrac Holding Corp., Class A (a)	1,072	13,582
ProPetro Holding Corp. (a)	3,922	28,199
RPC, Inc.	3,357	25,815
Schlumberger NV	15,150	743,865
Select Energy Services, Inc., Class A	3,259	22,683
Solaris Oilfield Infrastructure, Inc., Class A	1,548	13,220
Tenaris SA	9,290	131,868
TETRA Technologies, Inc. (a)	5,740	15,211
Tidewater, Inc. (a)	2,053	90,496
U.S. Silica Holdings, Inc. (a)	3,316	39,593
Weatherford International PLC (a)	3,205	190,217
		2,888,525
Oil & Gas Exploration & Production - 0.5%
Amplify Energy Corp. (a)	1,763	12,112
Antero Resources Corp. (a)	2,700	62,343
APA Corp.	3,200	115,392
Berry Corp.	3,436	26,973
California Resources Corp.	3,366	129,591
Callon Petroleum Co. (a)	2,174	72,699
Chesapeake Energy Corp.	1,200	91,248
Chord Energy Corp.	1,881	253,183
Civitas Resources, Inc.	3,340	228,256
CNX Resources Corp. (a)	7,646	122,489
Comstock Resources, Inc.	4,088	44,109
ConocoPhillips	13,372	1,326,636
Coterra Energy, Inc.	8,027	196,983
	Number of Shares	Fair Value
Crescent Energy Co., Class A	1,799	$20,347
Denbury, Inc. (a)	2,272	199,095
Devon Energy Corp.	6,829	345,616
Diamondback Energy, Inc.	1,831	247,496
Earthstone Energy, Inc., Class A (a)	1,978	25,734
Empire Petroleum Corp. (a)	548	6,801
EOG Resources, Inc.	6,353	728,244
EQT Corp.	3,602	114,940
Gulfport Energy Corp. (a)	491	39,280
Hess Corp.	3,013	398,740
HighPeak Energy, Inc.	362	8,326
Magnolia Oil & Gas Corp., Class A	7,912	173,115
Marathon Oil Corp.	6,387	153,032
Matador Resources Co.	5,097	242,872
Murphy Oil Corp.	6,673	246,767
Northern Oil & Gas, Inc.	2,915	88,470
Ovintiv, Inc.	2,600	93,808
PDC Energy, Inc.	800	51,344
Permian Resources Corp.	10,705	112,402
Pioneer Natural Resources Co.	2,619	534,904
Range Resources Corp.	2,600	68,822
Ranger Oil Corp., Class A	862	35,204
Riley Exploration Permian, Inc.	515	19,601
Ring Energy, Inc. (a)	4,794	9,109
SandRidge Energy, Inc. (a)	1,458	21,010
SilverBow Resources, Inc. (a)	578	13,207
Sitio Royalties Corp., Class A	3,141	70,987
SM Energy Co.	5,499	154,852
Southwestern Energy Co. (a)	11,700	58,500
Talos Energy, Inc. (a)	3,239	48,067
Tellurian, Inc. (a)	23,019	28,313
Texas Pacific Land Corp.	65	110,566
VAALCO Energy, Inc.	4,849	21,966
Vital Energy, Inc. (a)	744	33,882
Vitesse Energy, Inc.	259	4,929
W&T Offshore, Inc. (a)	4,306	21,874
		7,234,236
Oil & Gas Refining & Marketing - 0.2%
Aemetis, Inc. (a)	910	2,111
Alto Ingredients, Inc. (a)	2,317	3,476
Clean Energy Fuels Corp. (a)	7,627	33,254
CVR Energy, Inc.	1,323	43,368
Delek U.S. Holdings, Inc.	3,073	70,525
Gevo, Inc. (a)	8,561	13,184
Green Plains, Inc. (a)	2,380	73,756
HF Sinclair Corp.	1,400	67,732
Marathon Petroleum Corp.	4,968	669,835
Par Pacific Holdings, Inc. (a)	2,170	63,364
PBF Energy, Inc., Class A	5,361	232,453
Phillips 66	5,141	521,195
REX American Resources Corp. (a)	724	20,699
Valero Energy Corp.	4,086	570,406
Vertex Energy, Inc. (a)	2,467	24,374
World Fuel Services Corp.	2,715	69,368
		2,479,100
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	4,100	43,009
Cheniere Energy, Inc.	2,679	422,210
DHT Holdings, Inc.	6,065	65,563
Dorian LPG Ltd.	1,387	27,657

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
DT Midstream, Inc.	950	$46,901
Equitrans Midstream Corp.	18,722	108,213
Excelerate Energy, Inc., Class A	858	18,996
International Seaways, Inc.	2,218	92,446
Kinder Morgan, Inc.	20,817	364,506
Kinetik Holdings, Inc.	757	23,694
New Fortress Energy, Inc.	300	8,829
NextDecade Corp. (a)	1,869	9,289
Nordic American Tankers Ltd.	9,190	36,392
ONEOK, Inc.	4,955	314,841
Targa Resources Corp.	2,447	178,509
Williams Cos., Inc.	13,137	392,271
		2,153,326
Other Specialized REITs - 0.1%
EPR Properties	700	26,670
Farmland Partners, Inc.	2,278	24,375
Four Corners Property Trust, Inc.	3,690	99,113
Gaming & Leisure Properties, Inc.	2,411	125,517
Gladstone Land Corp.	1,466	24,409
Iron Mountain, Inc.	2,900	153,439
iStar, Inc.	1,839	54,022
Lamar Advertising Co., Class A	900	89,901
Outfront Media, Inc.	6,668	108,222
Uniti Group, Inc.	10,588	37,587
VICI Properties, Inc.	10,759	350,958
		1,094,213
Other Specialty Retail - 0.1%
1-800-Flowers.com, Inc., Class A (a)	1,266	14,559
Academy Sports & Outdoors, Inc.	3,441	224,525
BARK, Inc. (a)	5,659	8,206
Bath & Body Works, Inc.	2,398	87,719
Big 5 Sporting Goods Corp.	683	5,252
Build-A-Bear Workshop, Inc.	644	14,967
Container Store Group, Inc. (a)	1,761	6,040
Dick's Sporting Goods, Inc.	587	83,289
Five Below, Inc. (a)	600	123,582
Franchise Group, Inc.	1,174	31,991
Hibbett, Inc.	569	33,560
JOANN, Inc.	289	459
Leslie's, Inc. (a)	1,400	15,414
MarineMax, Inc. (a)	956	27,485
National Vision Holdings, Inc. (a)	3,469	65,356
ODP Corp. (a)	1,768	79,525
Petco Health & Wellness Co., Inc. (a)	300	2,700
PetMed Express, Inc.	940	15,266
Rent the Runway, Inc., Class A (a)	1,423	4,056
Sally Beauty Holdings, Inc. (a)	4,739	73,834
Signet Jewelers Ltd.	2,030	157,893
Sportsman's Warehouse Holdings, Inc. (a)	1,811	15,357
Tractor Supply Co.	1,203	282,753
Ulta Beauty, Inc. (a)	582	317,580
Warby Parker, Inc., Class A (a)	3,728	39,480
Winmark Corp.	126	40,374
		1,771,222
	Number of Shares	Fair Value
Packaged Foods & Meats - 0.8%
B&G Foods, Inc.	3,156	$49,013
Beyond Meat, Inc. (a)	2,737	44,421
BRC, Inc., Class A (a)	1,418	7,288
Calavo Growers, Inc.	796	22,901
Cal-Maine Foods, Inc.	1,673	101,869
Campbell Soup Co.	1,900	104,462
Conagra Brands, Inc.	5,200	195,312
Flowers Foods, Inc.	2,100	57,561
Fresh Market, Inc. (d)	1,243	—
Freshpet, Inc. (a)	600	39,714
General Mills, Inc.	6,430	549,508
Hain Celestial Group, Inc. (a)	3,970	68,085
Hershey Co.	1,494	380,088
Hormel Foods Corp.	2,878	114,775
Hostess Brands, Inc. (a)	6,060	150,773
J & J Snack Foods Corp.	671	99,456
J M Smucker Co.	1,021	160,675
JBS SA	7,900	27,812
John B Sanfilippo & Son, Inc.	401	38,865
Kellogg Co.	2,550	170,748
Kraft Heinz Co.	7,529	291,146
Lamb Weston Holdings, Inc.	1,586	165,769
Lancaster Colony Corp.	882	178,940
Lifecore Biomedical, Inc. (a)	808	3,050
McCormick & Co., Inc.	2,777	231,074
Mission Produce, Inc. (a)	1,844	20,487
Mondelez International, Inc., Class A	14,502	1,011,079
Nestle SA (c)	49,486	6,043,100
Pilgrim's Pride Corp. (a)	300	6,954
Post Holdings, Inc. (a)	600	53,922
Seaboard Corp.	2	7,540
Seneca Foods Corp., Class A (a)	250	13,067
Simply Good Foods Co. (a)	4,031	160,313
Sovos Brands, Inc. (a)	1,751	29,207
Tattooed Chef, Inc. (a)	1,583	2,248
Tootsie Roll Industries, Inc.	726	32,607
TreeHouse Foods, Inc. (a)	2,314	116,695
Tyson Foods, Inc., Class A	3,132	185,790
Utz Brands, Inc.	2,929	48,241
Vital Farms, Inc. (a)	1,372	20,992
Whole Earth Brands, Inc. (a)	2,214	5,668
		11,011,215
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	15,100	171,838
Avery Dennison Corp.	942	168,552
Cryptyde, Inc. (a)	1,068	89
Graphic Packaging Holding Co.	3,000	76,470
International Paper Co.	3,623	130,645
Packaging Corp. of America	983	136,470
Pactiv Evergreen, Inc.	1,993	15,944
Ranpak Holdings Corp. (a)	2,152	11,233
Sealed Air Corp.	1,505	69,095
Sonoco Products Co.	1,000	61,000
Westrock Co.	2,700	82,269
		923,605
Paper Products - 0.0% *
Clearwater Paper Corp. (a)	758	25,332
Glatfelter Corp.	1,418	4,523

See Notes to Schedule of Investments.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Sylvamo Corp.	1,560	$72,166
		102,021
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	1,521	63,821
Allegiant Travel Co. (a)	697	64,110
American Airlines Group, Inc. (a)	7,500	110,625
Blade Air Mobility, Inc. (a)	2,879	9,731
Delta Air Lines, Inc. (a)	6,957	242,938
Frontier Group Holdings, Inc. (a)	1,717	16,895
Hawaiian Holdings, Inc. (a)	2,309	21,150
JetBlue Airways Corp. (a)	3,200	23,296
Joby Aviation, Inc. (a)	11,492	49,875
SkyWest, Inc. (a)	2,227	49,373
Southwest Airlines Co.	5,962	194,003
Spirit Airlines, Inc.	4,816	82,691
Sun Country Airlines Holdings, Inc. (a)	1,491	30,566
United Airlines Holdings, Inc. (a)	3,266	144,521
Wheels Up Experience, Inc. (a)	5,624	3,559
		1,107,154
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc. (a)	300	58,440
Bird Global, Inc., Class A (a)	4,530	1,268
Hertz Global Holdings, Inc. (a)	2,400	39,096
Lyft, Inc., Class A (a)	3,215	29,803
Uber Technologies, Inc. (a)	20,559	651,720
		780,327
Personal Care Products - 0.1%
Beauty Health Co. (a)	3,808	48,095
BellRing Brands, Inc. (a)	6,063	206,142
Coty, Inc., Class A (a)	4,300	51,858
Edgewell Personal Care Co.	2,273	96,421
elf Beauty, Inc. (a)	2,231	183,723
Estee Lauder Cos., Inc., Class A	2,466	607,770
Haleon PLC	90,390	359,898
Herbalife Nutrition Ltd. (a)	4,326	69,649
Honest Co., Inc. (a)	1,989	3,580
Inter Parfums, Inc.	817	116,210
Medifast, Inc.	484	50,176
Nature's Sunshine Products, Inc. (a)	546	5,575
Nu Skin Enterprises, Inc., Class A	2,171	85,342
Olaplex Holdings, Inc. (a)	600	2,562
Thorne HealthTech, Inc. (a)	801	3,701
USANA Health Sciences, Inc. (a)	508	31,953
Veru, Inc. (a)	1,590	1,844
		1,924,499
Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc. (a)	2,952	23,882
Amneal Pharmaceuticals, Inc. (a)	3,365	4,677
Amphastar Pharmaceuticals, Inc. (a)	1,700	63,750
Amylyx Pharmaceuticals, Inc. (a)	2,229	65,399
AN2 Therapeutics, Inc. (a)	603	5,952
ANI Pharmaceuticals, Inc. (a)	580	23,038
	Number of Shares	Fair Value
Arvinas, Inc. (a)	2,157	$58,929
Atea Pharmaceuticals, Inc. (a)	3,743	12,539
Athira Pharma, Inc. (a)	927	2,317
Axsome Therapeutics, Inc. (a)	1,415	87,277
Bristol-Myers Squibb Co.	22,729	1,575,347
Cara Therapeutics, Inc. (a)	2,213	10,866
Cassava Sciences, Inc. (a)	1,706	41,149
Catalent, Inc. (a)	2,029	133,326
Collegium Pharmaceutical, Inc. (a)	1,507	36,153
Corcept Therapeutics, Inc. (a)	3,819	82,719
DICE Therapeutics, Inc. (a)	1,580	45,267
Edgewise Therapeutics, Inc. (a)	1,855	12,373
Elanco Animal Health, Inc. (a)	4,882	45,891
Eli Lilly & Co.	9,068	3,114,133
Esperion Therapeutics, Inc. (a)	2,081	3,309
Evolus, Inc. (a)	1,540	13,028
EyePoint Pharmaceuticals, Inc. (a)	800	2,352
Fulcrum Therapeutics, Inc. (a)	2,625	7,481
GSK PLC	73,325	1,298,596
Harmony Biosciences Holdings, Inc. (a)	1,168	38,135
Innoviva, Inc. (a)	2,857	32,141
Intra-Cellular Therapies, Inc. (a)	4,152	224,831
Jazz Pharmaceuticals PLC (a)	600	87,798
Johnson & Johnson	28,137	4,361,235
Ligand Pharmaceuticals, Inc. (a)	674	49,579
Liquidia Corp. (a)	2,297	15,872
Merck & Co., Inc.	26,992	2,871,679
Nektar Therapeutics (a)	9,451	6,643
NGM Biopharmaceuticals, Inc. (a)	1,322	5,394
Nuvation Bio, Inc. (a)	5,854	9,718
Ocular Therapeutix, Inc. (a)	3,680	19,394
Organon & Co.	2,690	63,269
Pacira BioSciences, Inc. (a)	1,987	81,089
Perrigo Co. PLC	1,600	57,392
Pfizer, Inc.	60,495	2,468,196
Phathom Pharmaceuticals, Inc. (a)	1,262	9,011
Phibro Animal Health Corp., Class A	956	14,646
Prestige Consumer Healthcare, Inc. (a)	2,262	141,669
Provention Bio, Inc. (a)	2,886	69,553
Reata Pharmaceuticals, Inc., Class A (a)	1,258	114,377
Relmada Therapeutics, Inc. (a)	917	2,072
Revance Therapeutics, Inc. (a)	3,671	118,243
Roche Holding AG	13,116	3,760,469
Royalty Pharma PLC, Class A	3,700	133,311
Sanofi	20,546	2,232,811
SIGA Technologies, Inc.	2,314	13,305
Supernus Pharmaceuticals, Inc. (a)	2,192	79,416
Tarsus Pharmaceuticals, Inc. (a)	912	11,464
Theravance Biopharma, Inc. (a)	2,953	32,040
Theseus Pharmaceuticals, Inc. (a)	898	7,974
Third Harmonic Bio, Inc. (a)	363	1,496
Ventyx Biosciences, Inc. (a)	1,112	37,252
Viatris, Inc.	13,100	126,022

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Xeris Biopharma Holdings, Inc. (a)	6,727	$10,965
Zoetis, Inc.	5,122	852,506
		24,930,717
Property & Casualty Insurance - 0.4%
Allstate Corp.	2,691	298,190
Ambac Financial Group, Inc. (a)	1,996	30,898
American Financial Group, Inc.	681	82,742
AMERISAFE, Inc.	854	41,803
Arch Capital Group Ltd. (a)	3,600	244,332
Argo Group International Holdings Ltd.	1,422	41,650
Assured Guaranty Ltd.	700	35,189
Axis Capital Holdings Ltd.	900	49,068
Chubb Ltd.	4,369	848,372
Cincinnati Financial Corp.	1,665	186,613
CNA Financial Corp.	200	7,806
Donegal Group, Inc., Class A	770	11,766
Employers Holdings, Inc.	1,210	50,445
Erie Indemnity Co., Class A	264	61,158
Fidelity National Financial, Inc.	2,800	97,804
First American Financial Corp.	1,100	61,226
Hanover Insurance Group, Inc.	400	51,400
HCI Group, Inc.	292	15,651
Investors Title Co.	65	9,815
James River Group Holdings Ltd.	1,649	34,052
Kemper Corp.	600	32,796
Kinsale Capital Group, Inc.	979	293,847
Lemonade, Inc. (a)	2,119	30,217
Loews Corp.	2,200	127,644
Markel Corp. (a)	150	191,611
MBIA, Inc. (a)	2,186	20,242
Mercury General Corp.	1,201	38,120
NI Holdings, Inc. (a)	227	2,951
Old Republic International Corp.	3,110	77,657
Palomar Holdings, Inc. (a)	1,077	59,450
ProAssurance Corp.	2,408	44,500
Progressive Corp.	6,167	882,251
RLI Corp.	1,768	234,985
Root, Inc., Class A (a)	228	1,028
Safety Insurance Group, Inc.	634	47,246
Selective Insurance Group, Inc.	2,701	257,486
Skyward Specialty Insurance Group, Inc. (a)	451	9,863
Stewart Information Services Corp.	1,196	48,259
Tiptree, Inc.	1,186	17,280
Travelers Cos., Inc.	2,491	426,982
Trean Insurance Group, Inc. (a)	1,184	7,246
United Fire Group, Inc.	970	25,754
Universal Insurance Holdings, Inc.	1,180	21,500
W R Berkley Corp.	2,031	126,450
White Mountains Insurance Group Ltd.	24	33,060
		5,318,405
Publishing - 0.0% *
Daily Journal Corp. (a)	57	16,243
Gannett Co., Inc. (a)	6,998	13,086
John Wiley & Sons, Inc., Class A	1,898	73,586
	Number of Shares	Fair Value
New York Times Co., Class A	1,901	$73,911
News Corp., Class A	4,194	72,430
News Corp., Class B	874	15,234
Scholastic Corp.	1,278	43,733
		308,223
Rail Transportation - 0.2%
CSX Corp.	22,484	673,171
Norfolk Southern Corp.	2,538	538,056
Union Pacific Corp.	6,519	1,312,014
		2,523,241
Real Estate Development - 0.0% *
Forestar Group, Inc. (a)	889	13,833
Howard Hughes Corp. (a)	400	32,000
Stratus Properties, Inc.	173	3,460
		49,293
Real Estate Operating Companies - 0.0% *
DigitalBridge Group, Inc.	6,974	83,618
FRP Holdings, Inc. (a)	291	16,843
Kennedy-Wilson Holdings, Inc.	5,211	86,451
Transcontinental Realty Investors, Inc. (a)	80	3,391
		190,303
Real Estate Services - 0.1%
Anywhere Real Estate, Inc. (a)	4,891	25,825
CBRE Group, Inc., Class A (a)	3,182	231,681
Compass, Inc., Class A (a)	12,234	39,516
Cushman & Wakefield PLC (a)	7,020	73,991
Doma Holdings, Inc. (a)	3,524	1,436
Douglas Elliman, Inc.	3,548	11,034
eXp World Holdings, Inc.	3,130	39,720
Jones Lang LaSalle, Inc. (a)	500	72,745
Marcus & Millichap, Inc.	1,129	36,252
Newmark Group, Inc., Class A	6,029	42,685
Offerpad Solutions, Inc. (a)	1,822	960
Opendoor Technologies, Inc. (a)	5,500	9,680
RE/MAX Holdings, Inc., Class A	773	14,501
Redfin Corp. (a)	4,776	43,271
Zillow Group, Inc., Class A (a)	400	17,480
Zillow Group, Inc., Class C (a)	1,800	80,046
		740,823
Regional Banks - 0.9%
1st Source Corp.	725	31,284
ACNB Corp.	404	13,150
Amalgamated Financial Corp.	818	14,470
Amerant Bancorp, Inc.	1,249	27,178
American National Bankshares, Inc.	500	15,850
Ameris Bancorp	3,011	110,142
Arrow Financial Corp.	654	16,291
Associated Banc-Corp.	6,783	121,958
Atlantic Union Bankshares Corp.	3,406	119,380
Axos Financial, Inc. (a)	2,611	96,398
Banc of California, Inc.	2,362	29,596
BancFirst Corp.	870	72,297
Bancorp, Inc. (a)	2,413	67,202
Bank First Corp.	351	25,827
Bank of Hawaii Corp.	500	26,040
Bank of Marin Bancorp	721	15,783

See Notes to Schedule of Investments.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Bank OZK	1,200	$41,040
BankUnited, Inc.	3,453	77,969
Bankwell Financial Group, Inc.	294	7,309
Banner Corp.	1,509	82,044
Bar Harbor Bankshares	680	17,986
BayCom Corp.	604	10,316
BCB Bancorp, Inc.	722	9,480
Berkshire Hills Bancorp, Inc.	1,861	46,637
Blue Foundry Bancorp (a)	1,248	11,881
Blue Ridge Bankshares, Inc.	866	8,833
BOK Financial Corp.	300	25,323
Bridgewater Bancshares, Inc. (a)	1,007	10,916
Brookline Bancorp, Inc.	3,800	39,895
Business First Bancshares, Inc.	1,120	19,186
Byline Bancorp, Inc.	1,116	24,128
Cadence Bank	8,225	170,751
Cambridge Bancorp	312	20,221
Camden National Corp.	654	23,668
Capital Bancorp, Inc.	466	7,754
Capital City Bank Group, Inc.	620	18,172
Capitol Federal Financial, Inc.	5,545	37,318
Capstar Financial Holdings, Inc.	952	14,423
Carter Bankshares, Inc. (a)	1,145	16,030
Cathay General Bancorp	3,174	109,566
Central Pacific Financial Corp.	1,213	21,713
Citizens & Northern Corp.	727	15,543
Citizens Financial Group, Inc.	5,252	159,503
City Holding Co.	653	59,345
Civista Bancshares, Inc.	750	12,660
CNB Financial Corp.	925	17,760
Coastal Financial Corp. (a)	479	17,249
Colony Bankcorp, Inc.	836	8,527
Columbia Banking System, Inc.	2,293	49,116
Columbia Financial, Inc. (a)	1,537	28,096
Comerica, Inc.	1,364	59,225
Commerce Bancshares, Inc.	1,223	71,362
Community Bank System, Inc.	2,426	127,341
Community Trust Bancorp, Inc.	709	26,907
ConnectOne Bancorp, Inc.	1,664	29,420
CrossFirst Bankshares, Inc. (a)	2,027	21,243
Cullen/Frost Bankers, Inc.	600	63,204
Customers Bancorp, Inc. (a)	1,368	25,335
CVB Financial Corp.	6,067	101,198
Dime Community Bancshares, Inc.	1,458	33,126
Eagle Bancorp, Inc.	1,346	45,051
East West Bancorp, Inc.	1,493	82,861
Eastern Bankshares, Inc.	7,027	88,681
Enterprise Bancorp, Inc.	453	14,251
Enterprise Financial Services Corp.	1,559	69,516
Equity Bancshares, Inc., Class A	698	17,010
Esquire Financial Holdings, Inc.	344	13,450
Farmers & Merchants Bancorp, Inc.	611	14,860
Farmers National Banc Corp.	1,600	20,224
FB Financial Corp.	1,591	49,448
Fifth Third Bancorp	6,833	182,031
Financial Institutions, Inc.	732	14,113
First Bancorp	1,757	62,409
First Bancorp, Inc.	476	12,324
	Number of Shares	Fair Value
First Bancshares, Inc.	1,153	$29,782
First Bank	789	7,969
First Busey Corp.	2,297	46,721
First Business Financial Services, Inc.	390	11,899
First Citizens BancShares, Inc., Class A	119	115,799
First Commonwealth Financial Corp.	4,664	57,974
First Community Bankshares, Inc.	724	18,136
First Financial Bancorp	4,112	89,518
First Financial Bankshares, Inc.	5,892	187,955
First Financial Corp.	508	19,040
First Foundation, Inc.	2,307	17,187
First Guaranty Bancshares, Inc.	169	2,648
First Hawaiian, Inc.	1,200	24,756
First Horizon Corp.	5,900	104,902
First Internet Bancorp	296	4,928
First Interstate BancSystem, Inc., Class A	4,063	121,321
First Merchants Corp.	2,524	83,166
First Mid Bancshares, Inc.	849	23,110
First of Long Island Corp.	1,047	14,135
First Republic Bank	1,982	27,728
First Western Financial, Inc. (a)	408	8,078
Five Star Bancorp	589	12,569
Flushing Financial Corp.	1,298	19,327
FNB Corp.	4,000	46,400
Fulton Financial Corp.	7,384	102,047
FVCBankcorp, Inc. (a)	757	8,062
German American Bancorp, Inc.	1,236	41,245
Glacier Bancorp, Inc.	5,035	211,520
Great Southern Bancorp, Inc.	426	21,590
Greene County Bancorp, Inc.	348	7,893
Guaranty Bancshares, Inc.	403	11,232
Hancock Whitney Corp.	3,914	142,470
Hanmi Financial Corp.	1,366	25,367
HarborOne Bancorp, Inc.	1,990	24,278
HBT Financial, Inc.	595	11,733
Heartland Financial USA, Inc.	1,814	69,585
Heritage Commerce Corp.	2,655	22,116
Heritage Financial Corp.	1,550	33,170
Hilltop Holdings, Inc.	2,208	65,511
Hingham Institution For Savings The	68	15,874
Home Bancorp, Inc.	358	11,825
Home BancShares, Inc.	8,524	185,056
HomeStreet, Inc.	865	15,561
HomeTrust Bancshares, Inc.	658	16,180
Hope Bancorp, Inc.	5,142	50,494
Horizon Bancorp, Inc.	1,829	20,229
Huntington Bancshares, Inc.	16,246	181,955
Independent Bank Corp.	3,008	153,028
Independent Bank Group, Inc.	1,581	73,279
International Bancshares Corp.	2,440	104,481
John Marshall Bancorp, Inc.	567	12,247
Kearny Financial Corp.	2,705	21,965
KeyCorp	9,751	122,083
Lakeland Bancorp, Inc.	2,772	43,354
Lakeland Financial Corp.	1,086	68,027
Live Oak Bancshares, Inc.	1,460	35,580
Luther Burbank Corp.	775	7,347

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
M&T Bank Corp.	1,752	$209,487
Macatawa Bank Corp.	1,283	13,112
Mercantile Bank Corp.	702	21,467
Metrocity Bankshares, Inc.	891	15,227
Metropolitan Bank Holding Corp. (a)	469	15,894
Mid Penn Bancorp, Inc.	661	16,928
Midland States Bancorp, Inc.	965	20,670
MidWestOne Financial Group, Inc.	654	15,971
MVB Financial Corp.	507	10,464
National Bank Holdings Corp., Class A	1,302	43,565
NBT Bancorp, Inc.	1,852	62,431
New York Community Bancorp, Inc.	6,300	56,952
Nicolet Bankshares, Inc. (a)	551	34,741
Northeast Bank	322	10,839
Northfield Bancorp, Inc.	1,937	22,818
Northwest Bancshares, Inc.	5,381	64,733
OceanFirst Financial Corp.	2,579	47,660
Old National Bancorp	13,292	191,671
Old Second Bancorp, Inc.	1,914	26,911
Origin Bancorp, Inc.	1,009	32,439
Orrstown Financial Services, Inc.	512	10,168
Pacific Premier Bancorp, Inc.	4,268	102,517
PacWest Bancorp	1,300	12,649
Park National Corp.	635	75,292
Parke Bancorp, Inc.	513	9,121
Pathward Financial, Inc.	1,184	49,124
PCB Bancorp	582	8,433
Peapack-Gladstone Financial Corp.	775	22,956
Peoples Bancorp, Inc.	1,249	32,162
Peoples Financial Services Corp.	339	14,696
Pinnacle Financial Partners, Inc.	886	48,872
Pioneer Bancorp, Inc. (a)	624	6,153
PNC Financial Services Group, Inc.	4,315	548,436
Preferred Bank	595	32,612
Premier Financial Corp.	1,590	32,961
Primis Financial Corp.	1,102	10,612
Prosperity Bancshares, Inc.	900	55,368
Provident Bancorp, Inc.	453	3,099
Provident Financial Services, Inc.	3,237	62,086
QCR Holdings, Inc.	711	31,220
RBB Bancorp	722	11,191
Red River Bancshares, Inc.	218	10,488
Regions Financial Corp.	9,377	174,037
Renasant Corp.	2,420	74,004
Republic Bancorp, Inc., Class A	404	17,142
Republic First Bancorp, Inc. (a)	1,402	1,907
S&T Bancorp, Inc.	1,733	54,503
Sandy Spring Bancorp, Inc.	1,939	50,375
Seacoast Banking Corp. of Florida	3,185	75,485
ServisFirst Bancshares, Inc.	2,280	124,556
Shore Bancshares, Inc.	872	12,452
Sierra Bancorp	676	11,641
Simmons First National Corp., Class A	5,538	96,860
SmartFinancial, Inc.	717	16,591
South Plains Financial, Inc.	486	10,405
	Number of Shares	Fair Value
Southern First Bancshares, Inc. (a)	372	$11,420
Southern Missouri Bancorp, Inc.	367	13,729
Southside Bancshares, Inc.	1,306	43,359
SouthState Corp.	3,395	241,928
Stellar Bancorp, Inc.	1,992	49,023
Sterling Bancorp, Inc. (a)	434	2,456
Stock Yards Bancorp, Inc.	1,268	69,918
Summit Financial Group, Inc.	548	11,371
Synovus Financial Corp.	1,618	49,883
Texas Capital Bancshares, Inc. (a)	2,199	107,663
Third Coast Bancshares, Inc. (a)	638	10,023
Tompkins Financial Corp.	620	41,050
Towne Bank	3,153	84,027
TriCo Bancshares	1,383	57,519
Triumph Financial, Inc. (a)	998	57,944
Truist Financial Corp.	14,398	490,972
TrustCo Bank Corp. NY	847	27,053
Trustmark Corp.	2,711	66,962
UMB Financial Corp.	2,002	115,555
United Bankshares, Inc.	5,915	208,208
United Community Banks, Inc.	4,829	135,791
Unity Bancorp, Inc.	364	8,303
Univest Financial Corp.	1,296	30,767
USCB Financial Holdings, Inc. (a)	296	2,927
Valley National Bancorp	19,530	180,457
Veritex Holdings, Inc.	2,333	42,601
Washington Federal, Inc.	2,858	86,083
Washington Trust Bancorp, Inc.	771	26,723
Webster Financial Corp.	1,672	65,910
WesBanco, Inc.	2,530	77,671
West BanCorp, Inc.	785	14,342
Westamerica BanCorp	1,156	51,211
Western Alliance Bancorp	1,100	39,094
Wintrust Financial Corp.	600	43,770
WSFS Financial Corp.	2,789	104,894
Zions Bancorp NA	1,575	47,140
		11,881,127
Reinsurance - 0.1%
Enstar Group Ltd. (a)	511	118,445
Everest Re Group Ltd.	435	155,739
Greenlight Capital Re Ltd., Class A (a)	1,282	12,038
Reinsurance Group of America, Inc.	700	92,932
Swiss Re AG	5,383	553,861
		933,015
Renewable Electricity - 0.0% *
Altus Power, Inc. (a)	3,995	21,892
Brookfield Renewable Corp., Class A	3,500	122,261
Clearway Energy, Inc., Class A	1,555	46,697
Clearway Energy, Inc., Class C	3,732	116,923
Montauk Renewables, Inc. (a)	2,914	22,933
Ormat Technologies, Inc.	2,370	200,905
Sunnova Energy International, Inc. (a)	4,390	68,572
		600,183

See Notes to Schedule of Investments.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Research & Consulting Services - 0.2%
Atlas Technical Consultants, Inc. (a)	946	$11,532
Booz Allen Hamilton Holding Corp.	1,324	122,722
CACI International, Inc., Class A (a)	300	88,884
CBIZ, Inc. (a)	2,153	106,552
Clarivate PLC (a)	5,512	51,758
CoStar Group, Inc. (a)	4,528	311,753
CRA International, Inc.	312	33,640
Dun & Bradstreet Holdings, Inc.	2,100	24,654
Equifax, Inc.	1,391	282,150
Experian PLC	16,440	542,582
Exponent, Inc.	2,303	229,586
Forrester Research, Inc. (a)	524	16,951
Franklin Covey Co. (a)	553	21,274
FTI Consulting, Inc. (a)	400	78,940
Huron Consulting Group, Inc. (a)	874	70,243
ICF International, Inc.	815	89,405
Jacobs Solutions, Inc.	1,400	164,514
KBR, Inc.	1,300	71,565
Legalzoom.com, Inc. (a)	4,303	40,362
Leidos Holdings, Inc.	1,491	137,261
NV5 Global, Inc. (a)	600	62,382
Planet Labs PBC (a)	9,073	35,657
Red Violet, Inc. (a)	493	8,677
Resources Connection, Inc.	1,459	24,891
Science Applications International Corp.	600	64,476
Spire Global, Inc. (a)	3,679	2,458
TransUnion	2,189	136,024
Verisk Analytics, Inc.	1,746	334,988
Willdan Group, Inc. (a)	588	9,185
		3,175,066
Restaurants - 0.5%
Aramark	2,300	82,340
Biglari Holdings, Inc., Class B (a)	39	6,599
BJ's Restaurants, Inc. (a)	1,023	29,810
Bloomin' Brands, Inc.	3,977	102,010
Brinker International, Inc. (a)	1,923	73,074
Cheesecake Factory, Inc.	2,143	75,112
Chipotle Mexican Grill, Inc. (a)	302	515,904
Chuy's Holdings, Inc. (a)	811	29,074
Cracker Barrel Old Country Store, Inc.	1,007	114,395
Darden Restaurants, Inc.	1,400	217,224
Dave & Buster's Entertainment, Inc. (a)	1,900	69,901
Denny's Corp. (a)	2,521	28,134
Dine Brands Global, Inc.	659	44,575
Domino's Pizza, Inc.	380	125,351
DoorDash, Inc., Class A (a)	2,700	171,612
El Pollo Loco Holdings, Inc.	971	9,312
First Watch Restaurant Group, Inc. (a)	745	11,965
Jack in the Box, Inc.	946	82,860
Krispy Kreme, Inc.	3,212	49,947
Kura Sushi USA, Inc., Class A (a)	224	14,748
McDonald's Corp.	7,860	2,197,735
Noodles & Co. (a)	2,040	9,894
ONE Group Hospitality, Inc. (a)	1,141	9,242
Papa John's International, Inc.	1,483	111,121
	Number of Shares	Fair Value
Portillo's, Inc., Class A (a)	1,488	$31,799
Ruth's Hospitality Group, Inc.	1,437	23,596
Shake Shack, Inc., Class A (a)	1,654	91,780
Starbucks Corp.	12,180	1,268,303
Sweetgreen, Inc., Class A (a)	4,003	31,383
Texas Roadhouse, Inc.	3,032	327,638
Wendy's Co.	1,700	37,026
Wingstop, Inc.	1,357	249,118
Yum! Brands, Inc.	2,981	393,730
		6,636,312
Retail REITs - 0.2%
Acadia Realty Trust	4,139	57,739
Agree Realty Corp.	3,962	271,833
Alexander's, Inc.	98	18,987
Brixmor Property Group, Inc.	3,500	75,320
CBL & Associates Properties, Inc.	1,200	30,768
Federal Realty Investment Trust	900	88,947
Getty Realty Corp.	1,870	67,376
InvenTrust Properties Corp.	3,002	70,247
Kimco Realty Corp.	6,334	123,703
Kite Realty Group Trust	9,876	206,606
Macerich Co.	9,487	100,562
National Retail Properties, Inc.	1,900	83,885
Necessity Retail REIT, Inc.	5,986	37,592
NETSTREIT Corp.	2,458	44,932
Phillips Edison & Co., Inc.	5,315	173,375
Realty Income Corp.	6,797	430,386
Regency Centers Corp.	1,800	110,124
Retail Opportunity Investments Corp.	5,337	74,505
RPT Realty	3,788	36,024
Saul Centers, Inc.	542	21,138
Simon Property Group, Inc.	3,663	410,146
SITE Centers Corp.	8,746	107,401
Spirit Realty Capital, Inc.	1,600	63,744
Tanger Factory Outlet Centers, Inc.	4,481	87,962
Urban Edge Properties	5,063	76,249
Urstadt Biddle Properties, Inc., Class A	1,242	21,822
Whitestone REIT	2,151	19,789
		2,911,162
Security & Alarm Services - 0.0% *
Brink's Co.	2,059	137,541
CoreCivic, Inc. (a)	5,088	46,810
GEO Group, Inc. (a)	5,286	41,706
		226,057
Self Storage REITs - 0.1%
CubeSmart	2,400	110,928
Extra Space Storage, Inc.	1,417	230,872
Life Storage, Inc.	848	111,164
National Storage Affiliates Trust	800	33,424
Public Storage	1,608	485,841
		972,229
Semiconductor Materials & Equipment - 0.3%
ACM Research, Inc., Class A (a)	2,176	25,459
Amkor Technology, Inc.	4,615	120,082
Applied Materials, Inc.	9,134	1,121,929
Atomera, Inc. (a)	634	4,039

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Axcelis Technologies, Inc. (a)	1,481	$197,343
AXT, Inc. (a)	2,118	8,430
Cohu, Inc. (a)	2,081	79,890
Enphase Energy, Inc. (a)	1,346	283,037
Entegris, Inc.	1,482	121,539
FormFactor, Inc. (a)	3,511	111,825
Ichor Holdings Ltd. (a)	1,257	41,154
KLA Corp.	1,523	607,936
Lam Research Corp.	1,379	731,035
MKS Instruments, Inc.	600	53,172
Onto Innovation, Inc. (a)	2,247	197,466
PDF Solutions, Inc. (a)	1,339	56,774
Photronics, Inc. (a)	2,676	44,368
Teradyne, Inc.	1,729	185,885
Ultra Clean Holdings, Inc. (a)	2,004	66,453
Veeco Instruments, Inc. (a)	2,264	47,838
		4,105,654
Semiconductors - 1.7%
Advanced Micro Devices, Inc. (a)	17,400	1,705,374
Alpha & Omega Semiconductor Ltd. (a)	1,000	26,950
Ambarella, Inc. (a)	1,684	130,375
Analog Devices, Inc.	5,469	1,078,596
Broadcom, Inc.	4,244	2,722,696
CEVA, Inc. (a)	1,030	31,343
Cirrus Logic, Inc. (a)	600	65,628
Credo Technology Group Holding Ltd. (a)	4,312	40,619
Diodes, Inc. (a)	2,018	187,190
First Solar, Inc. (a)	1,211	263,392
GLOBALFOUNDRIES, Inc. (a)	700	50,526
Impinj, Inc. (a)	975	132,132
Intel Corp.	43,803	1,431,044
Lattice Semiconductor Corp. (a)	1,400	133,700
MACOM Technology Solutions Holdings, Inc. (a)	2,460	174,266
Marvell Technology, Inc.	9,321	403,599
MaxLinear, Inc. (a)	3,308	116,475
Microchip Technology, Inc.	5,638	472,352
Micron Technology, Inc.	11,590	699,341
Monolithic Power Systems, Inc.	507	253,774
NVIDIA Corp.	25,392	7,053,136
ON Semiconductor Corp. (a)	4,517	371,839
Parade Technologies Ltd.	1,000	34,622
Power Integrations, Inc.	2,569	217,440
Qorvo, Inc. (a)	1,097	111,422
QUALCOMM, Inc.	11,934	1,522,540
Rambus, Inc. (a)	4,841	248,150
Rigetti Computing, Inc., Class A (a)	898	650
Semtech Corp. (a)	2,796	67,495
Silicon Laboratories, Inc. (a)	1,433	250,904
SiTime Corp. (a)	715	101,694
SkyWater Technology, Inc. (a)	372	4,233
Skyworks Solutions, Inc.	1,773	209,179
SMART Global Holdings, Inc. (a)	2,158	37,204
Synaptics, Inc. (a)	1,798	199,848
Texas Instruments, Inc.	9,692	1,802,809
Transphorm, Inc. (a)	571	2,278
Universal Display Corp.	487	75,548
Wolfspeed, Inc. (a)	1,279	83,071
		22,513,434
	Number of Shares	Fair Value
Silver - 0.0% *
Hecla Mining Co.	25,118	$158,997
Single-Family Residential REITs - 0.0% *
American Homes 4 Rent, Class A	3,500	110,075
Bluerock Homes Trust, Inc. (a)	121	2,398
Equity LifeStyle Properties, Inc.	2,002	134,394
Invitation Homes, Inc.	6,570	205,181
Sun Communities, Inc.	1,220	171,874
UMH Properties, Inc.	2,287	33,825
		657,747
Soft Drinks & Non-alcoholic Beverages - 0.5%
Celsius Holdings, Inc. (a)	2,516	233,837
Coca-Cola Co.	41,638	2,582,805
Coca-Cola Consolidated, Inc.	214	114,507
Keurig Dr Pepper, Inc.	9,391	331,315
Monster Beverage Corp. (a)	7,904	426,895
National Beverage Corp. (a)	1,052	55,461
PepsiCo, Inc.	14,763	2,691,295
Primo Water Corp.	7,175	110,136
Vita Coco Co., Inc. (a)	1,313	25,761
		6,572,012
Specialized Consumer Services - 0.0% *
ADT, Inc.	2,373	17,157
Beachbody Co., Inc. (a)	3,014	1,453
Carriage Services, Inc.	612	18,678
European Wax Center, Inc., Class A	1,121	21,299
Frontdoor, Inc. (a)	3,769	105,080
H&R Block, Inc.	1,400	49,350
Mister Car Wash, Inc. (a)	900	7,758
Rover Group, Inc. (a)	4,341	19,665
Service Corp. International	1,578	108,535
WW International, Inc. (a)	2,682	11,050
		360,025
Specialized Finance - 0.0% *
A-Mark Precious Metals, Inc.	839	29,071
SWK Holdings Corp. (a)	217	3,876
		32,947
Specialty Chemicals - 0.3%
Albemarle Corp.	1,337	295,531
Amyris, Inc. (a)	9,925	13,498
Ashland, Inc.	500	51,355
Aspen Aerogels, Inc. (a)	2,186	16,286
Avient Corp.	4,130	169,991
Axalta Coating Systems Ltd. (a)	2,500	75,725
Balchem Corp.	1,445	182,764
Celanese Corp.	1,200	130,668
Chase Corp.	340	35,608
Danimer Scientific, Inc. (a)	3,007	10,374
Diversey Holdings Ltd. (a)	3,538	28,622
DuPont de Nemours, Inc.	5,076	364,305
Eastman Chemical Co.	1,377	116,136
Ecolab, Inc.	2,740	453,552
Ecovyst, Inc. (a)	3,908	43,183
Element Solutions, Inc.	2,400	46,344
FutureFuel Corp.	1,304	9,624
Ginkgo Bioworks Holdings, Inc. (a)	8,000	10,640

See Notes to Schedule of Investments.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
HB Fuller Co.	2,438	$166,881
Ingevity Corp. (a)	1,706	122,013
Innospec, Inc.	1,126	115,606
International Flavors & Fragrances, Inc.	2,713	249,487
Livent Corp. (a)	7,356	159,772
Minerals Technologies, Inc.	1,432	86,521
NewMarket Corp.	100	36,498
Perimeter Solutions SA (a)	5,249	42,412
PPG Industries, Inc.	2,491	332,748
Quaker Chemical Corp.	616	121,937
Rayonier Advanced Materials, Inc. (a)	2,943	18,453
RPM International, Inc.	1,436	125,277
Sensient Technologies Corp.	1,905	145,847
Sherwin-Williams Co.	2,508	563,723
Stepan Co.	942	97,054
Valhi, Inc.	60	1,045
		4,439,480
Steel - 0.1%
Alpha Metallurgical Resources, Inc.	694	108,264
ATI, Inc. (a)	5,622	221,844
Carpenter Technology Corp.	2,107	94,309
Cleveland-Cliffs, Inc. (a)	5,037	92,328
Commercial Metals Co.	5,292	258,779
Haynes International, Inc.	552	27,650
Nucor Corp.	2,693	415,988
Olympic Steel, Inc.	438	22,868
Ramaco Resources, Inc.	1,129	9,946
Reliance Steel & Aluminum Co.	598	153,530
Ryerson Holding Corp.	874	31,796
Schnitzer Steel Industries, Inc., Class A	1,133	35,236
Steel Dynamics, Inc.	1,802	203,734
SunCoke Energy, Inc.	3,745	33,630
TimkenSteel Corp. (a)	1,987	36,442
U.S. Steel Corp.	2,200	57,420
Warrior Met Coal, Inc.	2,274	83,479
Worthington Industries, Inc.	1,389	89,799
		1,977,042
Systems Software - 2.1%
A10 Networks, Inc.	2,855	44,224
Adeia, Inc.	4,662	41,305
Appian Corp., Class A (a)	1,771	78,597
Arteris, Inc. (a)	477	2,018
CommVault Systems, Inc. (a)	2,025	114,898
Crowdstrike Holdings, Inc., Class A (a)	2,310	317,071
CyberArk Software Ltd. (a)	700	103,586
Dolby Laboratories, Inc., Class A	657	56,121
Fortinet, Inc. (a)	6,955	462,229
Gen Digital, Inc.	5,713	98,035
IronNet, Inc. (a)	1,864	655
Microsoft Corp.	80,139	23,104,074
N-able, Inc. (a)	3,061	40,405
OneSpan, Inc. (a)	1,789	31,308
Oracle Corp.	16,445	1,528,069
Palo Alto Networks, Inc. (a)	3,141	627,383
Progress Software Corp.	1,954	112,257
Qualys, Inc. (a)	1,747	227,145
Rapid7, Inc. (a)	2,688	123,406
	Number of Shares	Fair Value
SecureWorks Corp., Class A (a)	300	$2,571
SentinelOne, Inc., Class A (a)	2,400	39,264
ServiceNow, Inc. (a)	2,128	988,924
SolarWinds Corp. (a)	2,220	19,092
Telos Corp. (a)	1,781	4,506
Tenable Holdings, Inc. (a)	5,065	240,638
Teradata Corp. (a)	1,100	44,308
UiPath, Inc., Class A (a)	3,600	63,216
Varonis Systems, Inc. (a)	4,863	126,487
VMware, Inc., Class A (a)	2,239	279,539
Xperi, Inc. (a)	1,913	20,909
Zscaler, Inc. (a)	879	102,694
Zuora, Inc., Class A (a)	5,529	54,627
		29,099,561
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	767	95,775
Avnet, Inc.	1,000	45,200
CDW Corp.	1,371	267,194
ePlus, Inc. (a)	1,177	57,720
Insight Enterprises, Inc. (a)	1,423	203,432
PC Connection, Inc.	515	23,155
ScanSource, Inc. (a)	1,136	34,580
TD SYNNEX Corp.	500	48,395
		775,451
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	160,965	26,543,130
Avid Technology, Inc. (a)	1,553	49,665
CompoSecure, Inc. (a)	123	905
Corsair Gaming, Inc. (a)	1,734	31,819
Dell Technologies, Inc., Class C	2,604	104,707
Diebold Nixdorf, Inc. (a)	2,294	2,753
Eastman Kodak Co. (a)	2,847	11,673
Hewlett Packard Enterprise Co.	13,784	219,579
HP, Inc.	10,638	312,225
IonQ, Inc. (a)	5,392	33,161
NetApp, Inc.	2,167	138,363
Pure Storage, Inc., Class A (a)	2,900	73,979
Super Micro Computer, Inc. (a)	2,124	226,312
Turtle Beach Corp. (a)	547	5,481
Western Digital Corp. (a)	3,500	131,845
Xerox Holdings Corp.	5,053	77,816
		27,963,413
Telecom Tower REITs - 0.1%
American Tower Corp.	5,034	1,028,648
Crown Castle, Inc.	4,705	629,717
SBA Communications Corp.	1,115	291,093
		1,949,458
Textiles - 0.0% *
Unifi, Inc. (a)	492	4,020
Timber REITs - 0.0% *
PotlatchDeltic Corp.	3,609	178,646
Rayonier, Inc.	1,600	53,216
Weyerhaeuser Co.	7,893	237,816
		469,678
Tires & Rubber - 0.0% *
Goodyear Tire & Rubber Co. (a)	12,750	140,505

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Tobacco - 0.2%
22nd Century Group, Inc. (a)	5,281	$4,061
Altria Group, Inc.	19,307	861,478
Philip Morris International, Inc.	16,691	1,623,200
Turning Point Brands, Inc.	693	14,553
Universal Corp.	1,075	56,857
Vector Group Ltd.	6,355	76,323
		2,636,472
Trading Companies & Distributors - 0.2%
Air Lease Corp.	1,200	47,244
Alta Equipment Group, Inc.	999	15,834
Applied Industrial Technologies, Inc.	1,733	246,311
Beacon Roofing Supply, Inc. (a)	2,334	137,356
BlueLinx Holdings, Inc. (a)	394	26,776
Boise Cascade Co.	1,797	113,660
Core & Main, Inc., Class A (a)	700	16,170
Custom Truck One Source, Inc. (a)	2,745	18,638
Distribution Solutions Group, Inc. (a)	247	11,229
DXP Enterprises, Inc. (a)	701	18,871
Fastenal Co.	6,237	336,424
GATX Corp.	1,592	175,152
Global Industrial Co.	607	16,292
GMS, Inc. (a)	1,904	110,223
H&E Equipment Services, Inc.	1,411	62,408
Herc Holdings, Inc.	1,142	130,074
Hudson Technologies, Inc. (a)	1,993	17,399
Karat Packaging, Inc.	334	4,452
McGrath RentCorp	1,103	102,921
MRC Global, Inc. (a)	3,716	36,119
MSC Industrial Direct Co., Inc., Class A	498	41,832
NOW, Inc. (a)	4,897	54,601
Rush Enterprises, Inc., Class A	1,896	103,522
Rush Enterprises, Inc., Class B	304	18,207
SiteOne Landscape Supply, Inc. (a)	500	68,435
Titan Machinery, Inc. (a)	906	27,588
Transcat, Inc. (a)	322	28,784
United Rentals, Inc.	744	294,445
Univar Solutions, Inc. (a)	1,700	59,551
Veritiv Corp.	578	78,111
Watsco, Inc.	320	101,811
WESCO International, Inc.	500	77,270
WW Grainger, Inc.	426	293,433
Xometry, Inc., Class A (a)	1,547	23,159
		2,914,302
Transaction & Payment Processing Services - 0.8%
Affirm Holdings, Inc. (a)	1,700	19,159
AvidXchange Holdings, Inc. (a)	6,513	50,801
Block, Inc. (a)	5,632	386,637
Cantaloupe, Inc. (a)	2,761	15,738
Cass Information Systems, Inc.	608	26,333
Euronet Worldwide, Inc. (a)	500	55,950
Fidelity National Information Services, Inc.	6,568	356,840
Fiserv, Inc. (a)	6,347	717,401
FleetCor Technologies, Inc. (a)	788	166,150
Flywire Corp. (a)	2,526	74,163
	Number of Shares	Fair Value
Global Payments, Inc.	2,713	$285,516
I3 Verticals, Inc., Class A (a)	1,003	24,604
International Money Express, Inc. (a)	1,409	36,324
Jack Henry & Associates, Inc.	838	126,303
Marqeta, Inc., Class A (a)	19,167	87,593
Mastercard, Inc., Class A	9,055	3,290,678
MoneyGram International, Inc. (a)	4,189	43,649
Payoneer Global, Inc. (a)	9,776	61,393
PayPal Holdings, Inc. (a)	12,231	928,822
Paysafe Ltd. (a)	1,281	22,123
Priority Technology Holdings, Inc. (a)	431	1,547
Remitly Global, Inc. (a)	4,438	75,224
Repay Holdings Corp. (a)	3,957	25,998
Shift4 Payments, Inc., Class A (a)	600	45,480
Toast, Inc., Class A (a)	2,200	39,050
Visa, Inc., Class A	17,366	3,915,338
Western Union Co.	4,000	44,600
WEX, Inc. (a)	492	90,474
		11,013,888
Water Utilities - 0.1%
American States Water Co.	1,676	148,980
American Water Works Co., Inc.	2,132	312,317
Artesian Resources Corp., Class A	378	20,926
California Water Service Group	2,465	143,463
Essential Utilities, Inc.	2,400	104,760
Global Water Resources, Inc.	695	8,639
Middlesex Water Co.	771	60,230
Pure Cycle Corp. (a)	688	6,501
SJW Group	1,192	90,747
York Water Co.	643	28,742
		925,305
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,225	32,263
KORE Group Holdings, Inc. (a)	874	1,066
Shenandoah Telecommunications Co.	2,169	41,254
Telephone & Data Systems, Inc.	4,489	47,179
T-Mobile U.S., Inc. (a)	6,315	914,665
U.S. Cellular Corp. (a)	687	14,242
		1,050,669
Total Common Stock (Cost $522,360,266)		527,102,481
Total Domestic Equity (Cost $522,360,266)		527,102,481
Foreign Equity - 26.2%
Common Stock - 26.0%
Advertising - 0.1%
Cheil Worldwide, Inc.	840	12,035
CyberAgent, Inc.	7,400	62,551
Dentsu Group, Inc.	4,000	140,659
Focus Media Information Technology Co. Ltd., Class A	10,900	10,895
Gambling.com Group Ltd. (a)	503	4,985
Hakuhodo DY Holdings, Inc.	5,000	56,553
Informa PLC	25,221	216,680
Innovid Corp. (a)	4,148	5,849

See Notes to Schedule of Investments.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Publicis Groupe SA	4,062	$317,649
WPP PLC	18,961	225,794
		1,053,650
Aerospace & Defense - 0.3%
AECC Aviation Power Co. Ltd., Class A	2,100	13,224
Airbus SE	10,655	1,425,720
Aselsan Elektronik Sanayi Ve Ticaret AS	7,417	20,088
AviChina Industry & Technology Co. Ltd., Class H	35,000	18,391
BAE Systems PLC	55,174	668,934
Bharat Electronics Ltd.	34,095	40,579
CAE, Inc. (a)	6,200	140,002
Dassault Aviation SA	434	86,013
Elbit Systems Ltd.	461	78,414
Kongsberg Gruppen ASA	1,517	61,302
Korea Aerospace Industries Ltd.	858	31,333
Kuang-Chi Technologies Co. Ltd., Class A	3,100	7,494
MTU Aero Engines AG	947	237,403
Rheinmetall AG	771	228,819
Rolls-Royce Holdings PLC (a)	148,532	274,208
Safran SA	6,113	906,575
Singapore Technologies Engineering Ltd.	26,900	74,121
Thales SA	1,894	280,525
		4,593,145
Agricultural & Farm Machinery - 0.1%
CNH Industrial NV	18,161	278,384
Husqvarna AB, Class B	7,171	62,300
Kubota Corp.	18,000	272,258
		612,942
Agricultural Products & Services - 0.0% *
Beijing Dabeinong Technology Group Co. Ltd., Class A (a)	7,600	8,646
Charoen Pokphand Indonesia Tbk PT	89,500	29,819
IOI Corp. Bhd	21,600	18,702
Kuala Lumpur Kepong Bhd	3,700	17,463
New Hope Liuhe Co. Ltd., Class A (a)	3,200	6,166
Sime Darby Plantation Bhd	21,300	20,680
Wilmar International Ltd.	33,506	106,251
		207,727
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co. KSC	14,897	30,327
Deutsche Post AG	17,722	831,514
DSV AS	3,343	649,409
Hyundai Glovis Co. Ltd.	190	23,204
NIPPON EXPRESS HOLDINGS, Inc.	1,500	90,296
SF Holding Co. Ltd., Class A	3,700	29,807
SG Holdings Co. Ltd.	5,600	82,841
Yamato Holdings Co. Ltd.	4,900	83,911
YTO Express Group Co. Ltd., Class A	2,700	7,195
Yunda Holding Co. Ltd., Class A	3,600	6,196
	Number of Shares	Fair Value
ZTO Express Cayman, Inc. ADR	4,109	$117,764
		1,952,464
Airport Services - 0.1%
Aena SME SA (a)(e)	1,327	214,973
Aeroports de Paris (a)	512	73,225
Airports of Thailand PCL NVDR (a)	39,863	82,840
Auckland International Airport Ltd. (a)	21,920	119,355
Beijing Capital International Airport Co. Ltd., Class H (a)	16,000	11,784
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,300	64,079
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,985	60,599
Malaysia Airports Holdings Bhd (a)	6,700	10,324
Shanghai International Airport Co. Ltd., Class A (a)	1,300	10,554
		647,733
Alternative Carriers - 0.0% *
Liberty Latin America Ltd., Class A (a)	1,788	14,858
Liberty Latin America Ltd., Class C (a)	6,488	53,591
		68,449
Aluminum - 0.0% *
Aluminum Corp. of China Ltd., Class H	40,000	20,260
Aluminum Corp. of China Ltd., Class A	4,800	3,859
China Hongqiao Group Ltd.	30,000	28,829
Hindalco Industries Ltd.	14,043	69,627
Norsk Hydro ASA	23,707	176,880
Press Metal Aluminium Holdings Bhd	38,100	42,199
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	7,259
United Co. RUSAL International PJSC (a)(d)**	55,670	—
Yunnan Aluminium Co. Ltd., Class A	4,900	9,703
		358,616
Apparel Retail - 0.1%
Fast Retailing Co. Ltd.	3,200	698,862
Foschini Group Ltd.	3,538	18,124
H & M Hennes & Mauritz AB, Class B	12,859	184,020
Industria de Diseno Textil SA	19,480	655,611
Lojas Renner SA	9,932	32,459
Mr Price Group Ltd.	2,232	18,140
Pepkor Holdings Ltd. (e)	14,652	14,237
Topsports International Holdings Ltd. (e)	21,000	19,142
Trent Ltd.	1,590	26,673
Zalando SE (a)(e)	3,937	165,298
ZOZO, Inc.	2,500	57,045
		1,889,611
Apparel, Accessories & Luxury Goods - 0.8%
adidas AG	2,888	512,883
ANTA Sports Products Ltd.	12,276	178,235

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Bosideng International Holdings Ltd.	34,000	$18,972
Burberry Group PLC	6,803	218,334
Cie Financiere Richemont SA, Class A	9,408	1,510,942
Ermenegildo Zegna NV	2,694	36,746
F&F Co. Ltd.	165	17,754
FF Group (a)(d)**	1,860	—
Gildan Activewear, Inc.	3,500	116,119
Hermes International	567	1,150,385
Kering SA	1,339	875,171
Li Ning Co. Ltd.	23,819	187,309
LPP SA	12	26,695
LVMH Moet Hennessy Louis Vuitton SE	4,982	4,581,242
Moncler SpA	3,638	251,734
Page Industries Ltd.	66	30,488
Pandora AS	1,594	153,291
Shenzhou International Group Holdings Ltd.	8,600	90,215
Swatch Group AG	1,408	233,216
Titan Co. Ltd.	3,675	112,875
		10,302,606
Application Software - 0.4%
Beijing Kingsoft Office Software, Inc., Class A	192	13,228
Constellation Software, Inc.	360	675,899
Dassault Systemes SE	11,887	491,233
Descartes Systems Group, Inc. (a)	1,500	120,900
Hundsun Technologies, Inc., Class A	1,456	11,291
Iflytek Co. Ltd., Class A	1,500	13,908
Kaleyra, Inc. (a)	491	810
Kingdee International Software Group Co. Ltd. (a)	26,000	41,999
NavInfo Co. Ltd., Class A	4,600	9,072
Nemetschek SE	985	68,118
Nice Ltd. (a)	1,126	256,177
Open Text Corp.	4,800	184,892
Sage Group PLC	17,970	172,846
SAP SE	18,805	2,378,786
Sapiens International Corp. NV	1,451	31,516
Shanghai Baosight Software Co. Ltd., Class B	5,200	17,194
Shanghai Baosight Software Co. Ltd., Class A	1,560	13,230
Temenos AG	1,235	86,070
Thunder Software Technology Co. Ltd., Class A	500	7,896
WiseTech Global Ltd.	2,875	126,901
Xero Ltd. (a)	2,375	144,327
Yonyou Network Technology Co. Ltd., Class A	2,600	9,540
		4,875,833
Asset Management & Custody Banks - 0.2%
3i Group PLC	17,310	361,634
Abrdn PLC	39,513	99,679
Amundi SA (e)	1,292	81,554
Brookfield Asset Management Ltd., Class A	6,225	203,629
Brookfield Corp.	25,305	823,275
China Cinda Asset Management Co. Ltd., Class H	91,556	11,572
EQT AB	6,990	142,917
	Number of Shares	Fair Value
Hargreaves Lansdown PLC	7,496	$74,430
IGM Financial, Inc.	1,677	50,049
Julius Baer Group Ltd.	3,792	259,422
Onex Corp.	1,400	65,358
Partners Group Holding AG	404	381,039
Reinet Investments SCA	1,466	30,164
Schroders PLC	17,221	98,429
St. James's Place PLC	9,563	143,829
		2,826,980
Automobile Manufacturers - 0.6%
Astra International Tbk PT	217,700	87,230
Bayerische Motoren Werke AG	5,913	649,222
BYD Co. Ltd., Class H	8,500	250,036
BYD Co. Ltd., Class A	1,200	44,736
Cenntro Electric Group Ltd. (a)	6,503	3,003
Chongqing Changan Automobile Co. Ltd., Class A	5,014	8,727
Dongfeng Motor Group Co. Ltd., Class H	30,000	14,093
Ferrari NV	2,251	611,081
Ford Otomotiv Sanayi AS	501	15,288
Geely Automobile Holdings Ltd.	62,000	79,894
Great Wall Motor Co. Ltd., Class H	32,533	40,254
Great Wall Motor Co. Ltd., Class A	800	3,264
Guangzhou Automobile Group Co. Ltd., Class H	38,000	24,012
Honda Motor Co. Ltd.	29,400	775,824
Hyundai Motor Co.	1,406	200,035
Isuzu Motors Ltd.	11,400	135,919
Kia Corp.	2,738	170,873
Li Auto, Inc., Class A (a)	11,400	142,568
Mahindra & Mahindra Ltd.	8,808	124,470
Maruti Suzuki India Ltd.	1,223	123,680
Mazda Motor Corp.	11,100	102,144
Mercedes-Benz Group AG	14,431	1,111,779
NIO, Inc. ADR (a)	13,823	145,280
Nissan Motor Co. Ltd.	40,800	154,046
Renault SA (a)	3,374	137,758
SAIC Motor Corp. Ltd., Class A	5,000	10,471
Subaru Corp.	10,800	171,999
Suzuki Motor Corp.	6,500	236,153
Tata Motors Ltd. (a)	16,808	86,597
Toyota Motor Corp.	191,000	2,712,526
Volkswagen AG	575	98,804
Volvo Car AB, Class B (a)	13,563	59,388
XPeng, Inc., Class A (a)	8,600	47,737
		8,578,891
Automotive Parts & Equipment - 0.1%
Aisin Corp.	2,500	68,743
Bharat Forge Ltd.	2,844	26,736
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	5,251
Continental AG	1,933	145,099
Denso Corp.	7,700	433,616
Fuyao Glass Industry Group Co. Ltd., Class H (e)	6,156	26,842
Fuyao Glass Industry Group Co. Ltd., Class A	900	4,557
Hanon Systems	2,623	17,749

See Notes to Schedule of Investments.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Huayu Automotive Systems Co. Ltd., Class A	1,768	$4,309
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	3,230
Hyundai Mobis Co. Ltd.	622	103,308
Koito Manufacturing Co. Ltd.	3,600	68,081
Magna International, Inc.	4,835	258,622
Minth Group Ltd.	8,000	24,281
Ningbo Tuopu Group Co. Ltd., Class A	800	7,502
Samvardhana Motherson International Ltd.	21,442	17,566
Sumitomo Electric Industries Ltd.	12,566	161,052
Tube Investments of India Ltd.	1,000	31,071
Valeo SA	3,561	73,202
		1,480,817
Automotive Retail - 0.0% *
Abu Dhabi National Oil Co. for Distribution PJSC	31,683	36,061
China Meidong Auto Holdings Ltd.	6,000	12,941
Hotai Motor Co. Ltd.	2,863	60,424
PTT Oil & Retail Business PCL NVDR	30,408	18,960
USS Co. Ltd.	3,500	60,580
Vibra Energia SA	11,600	32,968
Zhongsheng Group Holdings Ltd.	6,500	32,028
		253,962
Biotechnology - 0.1%
3SBio, Inc. (e)	15,000	14,928
Affimed NV (a)	4,703	3,507
Argenx SE (a)	985	366,443
Aurinia Pharmaceuticals, Inc. (a)	5,958	65,300
BeiGene Ltd. (a)	6,200	103,196
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	80	1,353
BGI Genomics Co. Ltd., Class A	800	8,041
Celltrion, Inc.	1,037	119,865
Chongqing Zhifei Biological Products Co. Ltd., Class A	800	9,565
Genmab AS (a)	1,174	444,607
Grifols SA (a)	6,316	62,630
Hualan Biological Engineering, Inc., Class A	2,038	6,496
Imeik Technology Development Co. Ltd., Class A	100	8,140
Innovent Biologics, Inc. (a)(e)	10,500	47,097
PharmaEssentia Corp. (a)	1,000	14,073
Prothena Corp. PLC (a)	1,785	86,519
Shanghai RAAS Blood Products Co. Ltd., Class A	5,500	5,150
Shenzhen Kangtai Biological Products Co. Ltd., Class A	800	3,687
SK Bioscience Co. Ltd. (a)	266	14,804
Swedish Orphan Biovitrum AB (a)	3,558	82,979
Walvax Biotechnology Co. Ltd., Class A	1,400	7,025
Zai Lab Ltd. ADR (a)	900	29,934
		1,505,339
	Number of Shares	Fair Value
Brewers - 0.2%
Ambev SA	47,800	$135,097
Anheuser-Busch InBev SA	15,538	1,037,623
Asahi Group Holdings Ltd.	8,100	300,752
Budweiser Brewing Co. APAC Ltd. (e)	29,900	90,995
Carlsberg AS, Class B	1,726	268,318
China Resources Beer Holdings Co. Ltd.	16,000	128,534
Chongqing Brewery Co. Ltd., Class A	100	1,822
Cia Cervecerias Unidas SA	1,321	10,215
Heineken Holding NV	2,034	186,951
Heineken NV	4,623	497,638
Kirin Holdings Co. Ltd.	14,600	230,437
Tsingtao Brewery Co. Ltd., Class H	6,924	75,680
Tsingtao Brewery Co. Ltd., Class A	800	14,049
		2,978,111
Broadcasting - 0.0% *
Vivendi SE	14,147	143,305
Broadline Retail - 0.4%
Alibaba Group Holding Ltd. (a)	150,100	1,901,078
Allegro.eu SA (a)(e)	3,775	25,826
Canadian Tire Corp. Ltd., Class A	1,000	130,321
Central Retail Corp. PCL NVDR	21,416	28,110
Dollarama, Inc.	5,000	298,408
Falabella SA	8,186	18,927
JD.com, Inc., Class A	21,826	476,594
Lotte Shopping Co. Ltd.	146	9,213
Magazine Luiza SA (a)	37,124	24,236
momo.com, Inc.	1,000	29,791
Naspers Ltd., Class N	2,204	409,827
Next PLC	2,284	186,072
Ozon Holdings PLC ADR (a)(d)**	1,300	—
Pan Pacific International Holdings Corp.	7,500	144,753
PDD Holdings, Inc. ADR (a)	5,057	383,826
Prosus NV (a)	14,455	1,133,920
Rakuten Group, Inc.	18,300	85,145
Vipshop Holdings Ltd. ADR (a)	4,034	61,236
Wesfarmers Ltd.	20,267	686,327
Woolworths Holdings Ltd.	10,418	37,538
		6,071,148
Building Products - 0.2%
AGC, Inc.	3,800	141,332
Assa Abloy AB, Class B	17,864	428,277
Beijing New Building Materials PLC, Class A	1,600	6,246
China Lesso Group Holdings Ltd.	16,494	14,738
Cie de Saint-Gobain	8,740	497,706
Daikin Industries Ltd.	4,500	805,419
Geberit AG	638	356,835
Guangdong Kinlong Hardware Products Co. Ltd., Class A	200	2,337
Kingspan Group PLC	2,727	187,204
Lixil Corp.	5,000	82,334
Nibe Industrier AB, Class B	26,914	307,076
ROCKWOOL AS, Class B	176	43,239
TOTO Ltd.	2,500	83,561

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Xinyi Glass Holdings Ltd.	31,000	$55,455
		3,011,759
Cable & Satellite - 0.0% *
Cyfrowy Polsat SA	3,840	14,950
Grupo Televisa SAB	24,100	25,453
MultiChoice Group	3,711	25,802
Quebecor, Inc., Class B	2,700	66,655
Shaw Communications, Inc., Class B	8,500	253,992
		386,852
Cargo Ground Transportation - 0.0% *
TFI International, Inc.	1,400	166,829
Casinos & Gaming - 0.2%
Aristocrat Leisure Ltd.	10,529	263,763
Entain PLC	10,370	161,419
Evolution AB (e)	3,257	436,765
Flutter Entertainment PLC (a)	2,982	543,614
Galaxy Entertainment Group Ltd. (a)	39,000	260,876
Genting Bhd	24,200	25,615
Genting Malaysia Bhd	30,500	18,352
Genting Singapore Ltd.	104,800	88,535
Kangwon Land, Inc.	1,128	17,302
La Francaise des Jeux SAEM (e)	2,197	91,730
Lottery Corp. Ltd.	43,739	150,727
NEOGAMES SA (a)	654	9,941
OPAP SA	2,024	32,521
Sands China Ltd. (a)	42,800	148,686
		2,249,846
Coal & Consumable Fuels - 0.1%
Adaro Energy Indonesia Tbk PT	172,900	33,516
Banpu PCL NVDR	81,000	25,622
Cameco Corp.	7,600	198,739
China Coal Energy Co. Ltd., Class H	22,000	16,695
China Shenhua Energy Co. Ltd., Class H	35,990	113,257
China Shenhua Energy Co. Ltd., Class A	3,800	15,580
Coal India Ltd.	15,043	39,214
Exxaro Resources Ltd.	2,356	24,712
Inner Mongolia Yitai Coal Co. Ltd., Class B	11,400	16,756
Shaanxi Coal Industry Co. Ltd., Class A	6,500	19,251
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,800	6,084
United Tractors Tbk PT	17,600	34,204
Washington H Soul Pattinson & Co. Ltd.	3,727	75,681
Yankuang Energy Group Co. Ltd., Class H	16,000	57,287
Yankuang Energy Group Co. Ltd., Class A	2,300	11,925
		688,523
Commercial Printing - 0.0% *
Cimpress PLC (a)	798	34,968
Dai Nippon Printing Co. Ltd.	4,300	120,109
TOPPAN, Inc.	4,500	90,471
		245,548
	Number of Shares	Fair Value
Commodity Chemicals - 0.2%
Advanced Petrochemical Co.	1,510	$19,302
Asahi Kasei Corp.	22,100	154,425
Barito Pacific Tbk PT	342,922	18,908
Berger Paints India Ltd.	2,928	20,765
Canmax Technologies Co. Ltd., Class A	400	2,989
Do-Fluoride New Materials Co. Ltd., Class A	400	1,935
Formosa Chemicals & Fibre Corp.	32,000	72,629
Formosa Plastics Corp.	42,000	126,798
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,860	11,382
Hanwha Solutions Corp. (a)	1,163	47,973
Hengli Petrochemical Co. Ltd., Class A	4,300	10,152
Hengyi Petrochemical Co. Ltd., Class A	4,700	5,557
Huafon Chemical Co. Ltd., Class A	4,900	5,328
Hubei Xingfa Chemicals Group Co. Ltd., Class A	600	2,664
Indorama Ventures PCL NVDR	18,695	18,890
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	2,700	3,393
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,800	7,528
Kumho Petrochemical Co. Ltd.	189	20,906
LB Group Co. Ltd., Class A	2,100	6,185
LG Chem Ltd.	500	274,597
Lotte Chemical Corp.	208	30,558
Mesaieed Petrochemical Holding Co.	39,418	20,877
Mitsui Chemicals, Inc.	3,600	92,734
Nan Ya Plastics Corp.	46,000	117,176
National Industrialization Co. (a)	3,399	11,124
Orbia Advance Corp. SAB de CV	10,200	22,133
Orica Ltd.	7,829	81,034
Orion Engineered Carbons SA	2,679	69,895
Petronas Chemicals Group Bhd	25,400	40,818
PTT Global Chemical PCL NVDR	22,838	30,624
Rongsheng Petrochemical Co. Ltd., Class A	5,350	11,798
Sahara International Petrochemical Co.	4,092	41,521
Sasa Polyester Sanayi AS (a)	2,500	13,076
Satellite Chemical Co. Ltd., Class A	3,525	8,207
Saudi Basic Industries Corp.	9,110	219,839
Saudi Industrial Investment Group	4,178	27,896
Saudi Kayan Petrochemical Co. (a)	7,440	24,070
Shenzhen Senior Technology Material Co. Ltd., Class A	599	1,682
Sinoma Science & Technology Co. Ltd., Class A	2,800	9,851
SKC Co. Ltd.	278	24,570
Skshu Paint Co. Ltd., Class A (a)	400	6,780
Tongkun Group Co. Ltd., Class A	3,400	7,111
Toray Industries, Inc.	24,300	138,685

See Notes to Schedule of Investments.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Tosoh Corp.	4,482	$60,764
Yanbu National Petrochemical Co.	2,801	31,566
Yunnan Energy New Material Co. Ltd., Class A	500	8,302
		1,984,997
Communications Equipment - 0.1%
Accton Technology Corp.	5,000	52,551
BYD Electronic International Co. Ltd.	7,020	21,847
Nokia Oyj	96,473	474,426
Telefonaktiebolaget LM Ericsson, Class B	51,830	304,095
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	500	2,254
Yealink Network Technology Corp. Ltd., Class A	1,100	12,198
ZTE Corp., Class H	10,000	29,309
ZTE Corp., Class A	2,400	11,382
		908,062
Computer & Electronics Retail - 0.0% *
Hikari Tsushin, Inc.	400	56,078
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	4,243	135,381
Bouygues SA	4,415	149,168
China Communications Services Corp. Ltd., Class H	17,733	8,726
China Conch Venture Holdings Ltd.	17,000	29,771
China Energy Engineering Corp. Ltd. Class A	34,900	12,253
China National Chemical Engineering Co. Ltd., Class A	600	811
China Railway Group Ltd., Class H	40,000	24,409
China Railway Group Ltd., Class A	8,800	8,813
China State Construction Engineering Corp. Ltd., Class A	23,400	19,743
China State Construction International Holdings Ltd.	20,000	22,626
Eiffage SA	1,468	159,147
Ferrovial SA	8,643	254,971
Gamuda Bhd	18,500	17,141
Hyundai Engineering & Construction Co. Ltd.	544	15,299
Kajima Corp.	8,200	98,719
Larsen & Toubro Ltd.	6,969	183,956
Metallurgical Corp. of China Ltd., Class A	1,300	738
Obayashi Corp.	11,300	86,268
Power Construction Corp. of China Ltd., Class A	7,600	7,886
Samsung Engineering Co. Ltd. (a)	1,427	34,875
Shimizu Corp.	9,400	53,146
Skanska AB, Class B	6,645	101,872
Taisei Corp.	3,100	95,684
Vinci SA	9,632	1,106,220
WSP Global, Inc.	2,200	287,779
		2,915,402
	Number of Shares	Fair Value
Construction Machinery & Heavy Transportation Equipment - 0.2%
Alstom SA	5,627	$153,478
China CSSC Holdings Ltd., Class A	2,700	9,222
CRRC Corp. Ltd., Class H	56,000	30,567
CRRC Corp. Ltd., Class A	14,800	13,200
Daimler Truck Holding AG (a)	8,034	271,627
Doosan Bobcat, Inc.	635	21,357
Epiroc AB, Class A	11,666	231,781
Epiroc AB, Class B	6,811	116,236
Hitachi Construction Machinery Co. Ltd.	2,300	53,480
Hyundai Heavy Industries Co. Ltd. (a)	176	13,605
Knorr-Bremse AG	1,408	93,957
Komatsu Ltd.	16,500	408,645
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	430	25,714
Metso Outotec Oyj	13,008	142,295
Samsung Heavy Industries Co. Ltd. (a)	6,235	24,859
Sany Heavy Equipment International Holdings Co. Ltd.	11,000	11,433
Sany Heavy Industry Co. Ltd., Class A	5,300	13,179
Sembcorp Marine Ltd. (a)	793,989	71,327
Toyota Industries Corp.	2,600	144,506
Volvo AB, Class B	26,928	555,401
Volvo AB, Class A	4,201	90,445
Weichai Power Co. Ltd., Class H	22,401	35,945
Weichai Power Co. Ltd., Class A	7,800	14,334
XCMG Construction Machinery Co. Ltd., Class A	9,300	9,388
Zhuzhou CRRC Times Electric Co. Ltd.	6,600	28,716
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	8,700	7,871
		2,592,568
Construction Materials - 0.1%
ACC Ltd.	514	10,461
Ambuja Cements Ltd. (a)	5,641	25,186
Anhui Conch Cement Co. Ltd., Class H	12,081	41,869
Anhui Conch Cement Co. Ltd., Class A	2,769	11,386
Asia Cement Corp.	22,000	31,327
Cemex SAB de CV (a)	153,400	84,023
China Jushi Co. Ltd., Class A	4,114	8,755
China National Building Material Co. Ltd., Class H	37,243	30,611
China Resources Cement Holdings Ltd.	26,000	12,767
CRH PLC	13,347	675,507
Grasim Industries Ltd.	2,484	49,444
HeidelbergCement AG	2,555	186,894
POSCO Chemical Co. Ltd.	287	60,491
Semen Indonesia Persero Tbk PT	43,992	18,521
Shree Cement Ltd.	102	32,573
Siam Cement PCL NVDR	8,265	76,244
Taiwan Cement Corp.	61,595	73,668
UltraTech Cement Ltd.	1,052	97,755
		1,527,482

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Consumer Electronics - 0.2%
LG Electronics, Inc.	1,122	$100,132
Panasonic Holdings Corp.	39,300	350,789
Sharp Corp.	4,300	30,331
Sony Group Corp.	22,700	2,062,699
TCL Technology Group Corp., Class A	13,027	8,400
		2,552,351
Consumer Finance - 0.0% *
360 DigiTech, Inc. ADR	1,100	21,340
Bajaj Finance Ltd.	2,758	189,239
Cholamandalam Investment & Finance Co. Ltd.	4,331	40,242
JMT Network Services PCL	7,000	9,519
Krungthai Card PCL NVDR	9,465	15,036
Lufax Holding Ltd. ADR	5,600	11,424
Muangthai Capital PCL NVDR	7,500	7,596
Muthoot Finance Ltd.	1,370	16,383
SBI Cards & Payment Services Ltd.	1,967	17,753
Shriram Finance Ltd.	1,784	27,426
Srisawad Corp. PCL NVDR	7,200	11,142
		367,100
Consumer Staples Merchandise Retail - 0.1%
Aeon Co. Ltd.	11,575	224,033
Atacadao SA	6,800	16,617
Berli Jucker PCL NVDR	12,600	14,125
Carrefour SA	10,499	212,646
Cencosud SA	16,738	32,518
E-MART, Inc.	218	17,730
Sendas Distribuidora SA	5,100	15,631
Wal-Mart de Mexico SAB de CV	52,986	211,375
		744,675
Copper - 0.1%
Antofagasta PLC	7,742	151,997
First Quantum Minerals Ltd.	10,400	238,762
Jiangxi Copper Co. Ltd., Class H	14,782	25,026
Jiangxi Copper Co. Ltd., Class A	300	864
KGHM Polska Miedz SA	1,470	41,834
Lundin Mining Corp.	12,600	85,468
Southern Copper Corp.	1,690	128,862
		672,813
Data Processing & Outsourced Services - 0.0% *
Teleperformance	1,048	253,688
Distillers & Vintners - 0.3%
Anhui Gujing Distillery Co. Ltd., Class B	1,100	19,642
Anhui Gujing Distillery Co. Ltd., Class A	400	17,213
Davide Campari-Milano NV	10,200	124,682
Diageo PLC	40,958	1,832,164
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	13,219
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,000	24,020
JiuGui Liquor Co. Ltd., Class A	400	7,522
Kweichow Moutai Co. Ltd., Class A	800	211,468
	Number of Shares	Fair Value
Luzhou Laojiao Co. Ltd., Class A	1,000	$36,955
Pernod Ricard SA	3,689	836,805
Remy Cointreau SA	487	88,834
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	980	5,836
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	740	29,282
Sichuan Swellfun Co. Ltd., Class A	600	6,578
Treasury Wine Estates Ltd.	12,604	110,863
United Spirits Ltd. (a)	2,942	27,147
Wuliangye Yibin Co. Ltd., Class A	2,400	68,614
		3,460,844
Distributors - 0.0% *
D'ieteren Group	483	94,152
Diversified Banks - 3.1%
ABN AMRO Bank NV GDR (e)	7,921	125,833
Absa Group Ltd.	8,581	88,018
Abu Dhabi Commercial Bank PJSC	29,636	67,069
Abu Dhabi Islamic Bank PJSC	15,726	42,772
Agricultural Bank of China Ltd., Class H	312,717	115,806
Agricultural Bank of China Ltd., Class A	46,247	20,954
AIB Group PLC	18,496	74,998
Akbank TAS	26,916	23,797
Al Rajhi Bank	19,839	390,551
Alinma Bank	10,599	83,579
Alpha Services & Holdings SA (a)	26,430	32,542
AMMB Holdings Bhd	19,100	16,274
ANZ Group Holdings Ltd.	53,480	825,736
Arab National Bank	6,252	43,164
Axis Bank Ltd.	23,007	241,039
Banco Bilbao Vizcaya Argentaria SA	107,788	772,001
Banco Bradesco SA	15,267	35,681
Banco de Chile	464,278	45,335
Banco de Credito e Inversiones SA	604	17,801
Banco del Bajio SA (e)	4,000	14,533
Banco do Brasil SA	8,700	67,108
Banco Santander Brasil SA	3,200	16,914
Banco Santander Chile	774,790	34,545
Banco Santander SA	300,552	1,122,015
Bancolombia SA	3,348	25,142
Bank AlBilad	5,171	55,183
Bank Al-Jazira	3,780	18,423
Bank Central Asia Tbk PT	566,600	331,486
Bank Hapoalim BM	22,444	186,554
Bank Leumi Le-Israel BM	27,331	206,492
Bank Mandiri Persero Tbk PT	190,700	131,325
Bank Negara Indonesia Persero Tbk PT	78,300	48,995
Bank of Beijing Co. Ltd., Class A	9,700	6,220
Bank of China Ltd., Class H	803,868	308,174
Bank of China Ltd., Class A	12,294	6,050
Bank of Communications Co. Ltd., Class H	86,127	54,165
Bank of Communications Co. Ltd., Class A	25,700	19,130
Bank of Ireland Group PLC	18,928	191,863

See Notes to Schedule of Investments.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Bank of Montreal	12,165	$1,082,072
Bank of Nova Scotia	21,500	1,081,394
Bank of NT Butterfield & Son Ltd.	2,199	59,373
Bank of Shanghai Co. Ltd., Class A	6,100	5,324
Bank of the Philippine Islands	19,994	37,802
Bank Polska Kasa Opieki SA	1,929	38,449
Bank Rakyat Indonesia Persero Tbk PT	696,609	220,722
Banque Saudi Fransi	6,105	59,227
Barclays PLC	282,814	510,214
BDO Unibank, Inc.	24,672	58,514
BNP Paribas SA	20,032	1,198,412
BOC Hong Kong Holdings Ltd.	65,500	203,917
Boubyan Bank KSCP	13,365	28,032
CaixaBank SA	78,832	308,152
Canadian Imperial Bank of Commerce	16,200	686,018
Capitec Bank Holdings Ltd.	881	83,802
Chang Hwa Commercial Bank Ltd.	55,317	31,580
China CITIC Bank Corp. Ltd., Class H	97,881	49,240
China Common Rich Renewable Energy Investments Ltd. (d)	64,000	—
China Construction Bank Corp., Class H	973,000	629,717
China Construction Bank Corp., Class A	7,400	6,402
China Everbright Bank Co. Ltd., Class H	46,883	14,222
China Everbright Bank Co. Ltd., Class A	30,820	13,509
China Merchants Bank Co. Ltd., Class H	39,500	200,580
China Merchants Bank Co. Ltd., Class A	12,700	63,290
China Minsheng Banking Corp. Ltd., Class H	65,200	22,340
China Minsheng Banking Corp. Ltd., Class A	20,500	10,306
China Zheshang Bank Co. Ltd., Class A (a)	17,800	7,419
CIMB Group Holdings Bhd	66,094	79,653
Commercial Bank PSQC	33,478	53,630
Commercial International Bank Egypt SAE	24,801	41,049
Commerzbank AG (a)	18,827	198,571
Commonwealth Bank of Australia	30,524	2,019,283
Credicorp Ltd.	700	92,673
Credit Agricole SA	21,571	243,784
CTBC Financial Holding Co. Ltd.	174,000	125,303
Danske Bank AS (a)	12,236	246,633
DBS Group Holdings Ltd.	32,410	806,526
DNB Bank ASA	16,526	295,652
Dubai Islamic Bank PJSC	29,316	41,853
E.Sun Financial Holding Co. Ltd.	130,897	109,007
Emirates NBD Bank PJSC	19,181	68,639
Erste Group Bank AG	6,081	201,822
Eurobank Ergasias Services & Holdings SA (a)	26,278	34,880
FinecoBank Banca Fineco SpA	10,751	165,013
First Abu Dhabi Bank PJSC	44,729	157,098
	Number of Shares	Fair Value
First Financial Holding Co. Ltd.	109,603	$95,397
First International Bank Of Israel Ltd.	905	31,994
Grupo Financiero Banorte SAB de CV, Class O	26,300	221,254
Grupo Financiero Inbursa SAB de CV, Class O (a)	21,800	46,785
Haci Omer Sabanci Holding AS	10,484	21,666
Hana Financial Group, Inc.	2,984	93,456
Hang Seng Bank Ltd.	13,500	191,906
Hong Leong Bank Bhd	6,600	30,273
Hong Leong Financial Group Bhd	2,087	8,506
HSBC Holdings PLC	359,592	2,449,613
Hua Nan Financial Holdings Co. Ltd.	96,089	70,688
Huaxia Bank Co. Ltd., Class A	400	314
ICICI Bank Ltd.	52,148	557,277
Industrial & Commercial Bank of China Ltd., Class H	571,505	303,718
Industrial & Commercial Bank of China Ltd., Class A	39,300	25,534
Industrial Bank Co. Ltd., Class A	13,400	33,006
Industrial Bank of Korea	2,926	22,756
ING Groep NV	66,624	792,605
Intesa Sanpaolo SpA	288,465	741,659
Israel Discount Bank Ltd., Class A	21,602	105,980
Japan Post Bank Co. Ltd.	26,100	212,666
KakaoBank Corp.	1,198	22,391
Kasikornbank PCL	5,700	22,087
KB Financial Group, Inc.	3,932	143,605
KBC Group NV	4,444	305,900
Komercni Banka AS	769	25,553
Kotak Mahindra Bank Ltd.	5,755	121,643
Krung Thai Bank PCL NVDR	35,377	17,083
Kuwait Finance House KSCP	74,715	202,155
Lloyds Banking Group PLC	1,202,232	708,482
Malayan Banking Bhd	46,589	90,548
Masraf Al Rayan QSC	59,555	48,604
mBank SA (a)	151	10,791
Mediobanca Banca di Credito Finanziario SpA	11,609	116,868
Mega Financial Holding Co. Ltd.	114,057	123,614
Metropolitan Bank & Trust Co.	18,910	20,395
Mitsubishi UFJ Financial Group, Inc.	215,500	1,377,799
Mizrahi Tefahot Bank Ltd.	2,675	83,752
Mizuho Financial Group, Inc.	43,100	609,177
Moneta Money Bank AS (e)	3,392	13,633
National Australia Bank Ltd.	56,413	1,053,208
National Bank of Canada	6,000	428,581
National Bank of Greece SA (a)	3,839	18,726
National Bank of Kuwait SAKP	73,696	254,244
NatWest Group PLC	94,477	308,993
Nedbank Group Ltd.	4,660	56,955
Nordea Bank Abp	59,108	631,748
OTP Bank Nyrt	2,162	61,770
Oversea-Chinese Banking Corp. Ltd.	60,430	563,845
Ping An Bank Co. Ltd., Class A	10,900	19,876

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Postal Savings Bank of China Co. Ltd., Class H (e)	82,675	$49,031
Postal Savings Bank of China Co. Ltd., Class A	15,100	10,231
Powszechna Kasa Oszczednosci Bank Polski SA	8,937	59,428
Public Bank Bhd	143,400	130,137
Qatar International Islamic Bank QSC	7,278	19,822
Qatar Islamic Bank SAQ	17,670	86,604
Qatar National Bank QPSC	47,168	208,395
RHB Bank Bhd	14,957	18,924
Riyad Bank	13,938	110,953
Royal Bank of Canada	24,912	2,379,189
Santander Bank Polska SA	358	24,295
Saudi British Bank	9,570	90,168
Saudi Investment Bank	4,339	19,264
Saudi National Bank	22,210	271,978
Sberbank of Russia PJSC (a)(d)**	192,160	—
SCB X PCL NVDR	8,496	25,527
Shanghai Commercial & Savings Bank Ltd.	37,565	57,979
Shanghai Pudong Development Bank Co. Ltd., Class A	14,200	14,871
Shinhan Financial Group Co. Ltd.	4,708	127,894
SinoPac Financial Holdings Co. Ltd.	104,864	57,334
Skandinaviska Enskilda Banken AB, Class A (a)	28,730	317,418
Societe Generale SA	14,363	324,200
Standard Bank Group Ltd.	13,589	132,221
Standard Chartered PLC	43,775	332,540
State Bank of India	17,537	112,106
Sumitomo Mitsui Financial Group, Inc.	23,400	934,195
Sumitomo Mitsui Trust Holdings, Inc.	5,900	202,220
Svenska Handelsbanken AB, Class A	25,859	224,165
Swedbank AB, Class A	16,082	264,703
Taishin Financial Holding Co. Ltd.	112,244	61,424
Taiwan Business Bank	32,000	14,173
Taiwan Cooperative Financial Holding Co. Ltd.	102,207	87,769
TCS Group Holding PLC GDR (a)(d)**	2,171	—
Toronto-Dominion Bank	32,697	1,955,756
Turkiye Is Bankasi AS, Class C	41,723	28,224
UniCredit SpA	34,315	647,927
United Overseas Bank Ltd.	21,000	471,453
VTB Bank PJSC (a)(d)**	70,264,000	—
Westpac Banking Corp.	62,618	913,467
Woori Financial Group, Inc.	5,527	48,619
Yes Bank Ltd. (a)	116,408	21,377
		41,973,425
Diversified Capital Markets - 0.2%
Banco BTG Pactual SA	11,908	46,150
Credit Suisse Group AG	71,169	64,009
Deutsche Bank AG	36,808	374,981
Macquarie Group Ltd.	6,563	778,569
Mirae Asset Securities Co. Ltd.	3,109	15,487
	Number of Shares	Fair Value
UBS Group AG	59,945	$1,270,427
		2,549,623
Diversified Chemicals - 0.1%
BASF SE	16,422	863,683
Mitsubishi Chemical Group Corp.	25,100	148,928
Ningxia Baofeng Energy Group Co. Ltd., Class A	3,000	6,451
Nissan Chemical Corp.	2,200	99,681
Pidilite Industries Ltd.	1,421	40,762
Sasol Ltd.	5,864	79,523
Solvay SA	1,303	149,287
SRF Ltd.	1,362	40,083
Sumitomo Chemical Co. Ltd.	25,800	86,663
		1,515,061
Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	3,866	59,816
FirstRand Ltd.	51,101	173,812
Housing Development Finance Corp. Ltd.	17,461	559,940
M&G PLC	43,486	106,832
Meritz Financial Group, Inc.	501	14,925
ORIX Corp.	21,300	350,364
Yuanta Financial Holding Co. Ltd.	101,240	74,450
		1,340,139
Diversified Metals & Mining - 0.6%
African Rainbow Minerals Ltd.	1,352	17,577
Anglo American PLC	22,709	757,081
BHP Group Ltd.	91,216	2,889,305
Boliden AB	4,831	189,955
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,000	7,604
China Rare Earth Resources & Technology Co. Ltd., Class A (a)	500	2,459
CMOC Group Ltd., Class H	30,000	18,160
CMOC Group Ltd., Class A	11,000	9,586
GEM Co. Ltd., Class A	7,800	8,495
Glencore PLC	184,289	1,062,889
Grupo Mexico SAB de CV Series B	31,542	149,063
Henan Shenhuo Coal & Power Co. Ltd., Class A	4,000	10,300
IGO Ltd.	13,317	114,417
Ivanhoe Mines Ltd., Class A (a)	11,800	106,460
Korea Zinc Co. Ltd.	86	36,590
Merdeka Copper Gold Tbk PT (a)	138,993	38,924
Mineral Resources Ltd.	3,007	162,865
MMC Norilsk Nickel PJSC ADR (a)(d)**	8,131	—
MMC Norilsk Nickel PJSC (d)**	305	—
Pilbara Minerals Ltd.	49,954	133,156
PolyMet Mining Corp. (a)	3,670	6,407
Rio Tinto Ltd.	6,623	533,191
Rio Tinto PLC	20,273	1,379,269
Saudi Arabian Mining Co. (a)	8,718	149,623
Shenghe Resources Holding Co. Ltd., Class A	3,500	7,219
Sinomine Resource Group Co. Ltd., Class A	800	8,202
South32 Ltd.	81,220	238,497

See Notes to Schedule of Investments.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Sumitomo Metal Mining Co. Ltd.	4,400	$167,963
Teck Resources Ltd., Class B	8,100	295,367
Tibet Summit Resources Co. Ltd., Class A (a)	500	1,669
Vale Indonesia Tbk PT (a)	23,800	10,575
Vedanta Ltd.	6,580	22,042
Western Mining Co. Ltd., Class A	1,400	2,579
Youngy Co. Ltd., Class A (a)	200	2,211
Yunnan Tin Co. Ltd., Class A	1,000	2,160
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,530	12,268
		8,554,128
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	38,997	49,455
Ayala Land, Inc.	76,100	37,297
Barwa Real Estate Co.	11,838	8,499
City Developments Ltd.	8,300	46,100
Daito Trust Construction Co. Ltd.	1,200	119,273
Daiwa House Industry Co. Ltd.	10,600	249,158
DLF Ltd.	5,050	22,005
ESR Group Ltd. (e)	34,000	60,971
Lendlease Corp. Ltd.	11,752	57,304
Mitsubishi Estate Co. Ltd.	20,000	237,330
Mitsui Fudosan Co. Ltd.	16,100	301,713
New World Development Co. Ltd.	26,000	69,695
Nomura Real Estate Holdings, Inc.	2,396	52,931
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	10,400	8,039
Sumitomo Realty & Development Co. Ltd.	6,100	137,421
Sun Hung Kai Properties Ltd.	26,000	364,247
Swire Pacific Ltd., Class A	9,500	73,007
UOL Group Ltd.	7,700	40,242
		1,934,687
Diversified REITs - 0.1%
British Land Co. PLC	15,194	73,049
Daiwa House REIT Investment Corp.	38	77,678
Fibra Uno Administracion SA de CV	32,000	44,608
GPT Group	33,337	95,454
Growthpoint Properties Ltd.	34,726	25,561
Land Securities Group PLC	13,724	105,597
Mirvac Group	68,694	96,401
Nomura Real Estate Master Fund, Inc.	73	81,609
Stockland	41,679	111,825
		711,782
Diversified Support Services - 0.0% *
Brambles Ltd.	24,578	222,032
Indian Railway Catering & Tourism Corp. Ltd.	2,733	19,101
Ritchie Bros Auctioneers, Inc.	3,935	221,170
		462,303
Drug Retail - 0.0% *
Alibaba Health Information Technology Ltd. (a)(c)	42,000	30,291
Clicks Group Ltd.	2,284	33,101
	Number of Shares	Fair Value
JD Health International, Inc. (a)(e)	11,600	$86,013
MatsukiyoCocokara & Co.	2,200	116,262
Ping An Healthcare & Technology Co. Ltd. (a)(e)	3,500	8,813
Raia Drogasil SA	11,200	54,009
Welcia Holdings Co. Ltd.	1,944	41,520
		370,009
Education Services - 0.0% *
East Buy Holding Ltd. (a)(e)	4,000	17,122
IDP Education Ltd.	3,579	66,084
New Oriental Education & Technology Group, Inc. (a)	15,100	57,946
Pearson PLC	12,652	132,708
TAL Education Group ADR (a)	4,600	29,486
		303,346
Electric Utilities - 0.5%
Acciona SA	428	86,028
Adani Transmission Ltd. (a)	2,959	35,801
BKW AG	359	56,532
Centrais Eletricas Brasileiras SA	11,527	75,661
CEZ AS	1,648	80,154
Chubu Electric Power Co., Inc.	11,300	118,926
CK Infrastructure Holdings Ltd.	10,500	57,129
CLP Holdings Ltd.	29,000	209,556
CPFL Energia SA	2,500	15,606
EDP - Energias de Portugal SA	51,983	283,760
Elia Group SA	570	75,407
Emera, Inc.	4,700	192,813
Endesa SA	5,556	120,892
Enel Americas SA	212,573	28,151
Enel Chile SA	175,613	9,631
Enel SpA	145,447	888,669
Energisa SA	2,100	16,642
Equatorial Energia SA	10,243	54,465
Fortis, Inc.	8,556	363,204
Fortum Oyj (a)	8,792	134,923
Hydro One Ltd. (e)	5,798	164,855
Iberdrola SA	110,767	1,382,394
Inter RAO UES PJSC (d)**	467,243	—
Interconexion Electrica SA ESP	4,165	13,543
Kansai Electric Power Co., Inc.	13,800	134,079
Korea Electric Power Corp. (a)	2,481	34,383
Manila Electric Co.	2,420	13,869
Mercury NZ Ltd.	14,255	56,416
Origin Energy Ltd.	30,344	169,317
Orsted AS (e)	3,358	286,864
PGE Polska Grupa Energetyczna SA (a)	10,086	14,717
Power Assets Holdings Ltd.	27,000	144,849
Power Grid Corp. of India Ltd.	31,772	87,471
Public Power Corp. SA (a)	2,146	18,712
Red Electrica Corp. SA	7,108	125,299
Saudi Electricity Co.	8,744	54,565
SSE PLC	19,256	430,668
Tata Power Co. Ltd.	13,144	30,545
Tenaga Nasional Bhd	27,000	56,502
Terna - Rete Elettrica Nazionale	24,873	204,509
Tokyo Electric Power Co. Holdings, Inc. (a)	29,700	105,844

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Verbund AG	1,327	$115,634
		6,548,985
Electrical Components & Equipment - 0.2%
ABB Ltd.	28,116	968,715
Contemporary Amperex Technology Co. Ltd., Class A	1,500	88,846
Ecopro BM Co. Ltd.	560	97,045
Eve Energy Co. Ltd., Class A	900	9,146
Fuji Electric Co. Ltd.	2,200	86,673
Ginlong Technologies Co. Ltd., Class A (a)	300	5,844
Gotion High-tech Co. Ltd., Class A	1,800	7,821
Havells India Ltd.	2,537	36,785
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,400	10,963
Legrand SA	4,756	435,348
LG Energy Solution Ltd. (a)	350	157,693
Nidec Corp.	8,000	415,342
Prysmian SpA	4,496	189,130
Sungrow Power Supply Co. Ltd., Class A	900	13,772
Sunwoda Electronic Co. Ltd., Class A	800	2,350
Suzhou Maxwell Technologies Co. Ltd., Class A	160	7,106
TBEA Co. Ltd., Class A	4,200	13,276
Voltronic Power Technology Corp.	1,000	56,944
Walsin Lihwa Corp.	28,000	45,097
WEG SA	17,546	140,326
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	7,335
		2,795,557
Electronic Components - 0.2%
AUO Corp.	71,200	43,257
Avary Holding Shenzhen Co. Ltd., Class A	2,600	11,765
BOE Technology Group Co. Ltd., Class A	22,800	14,742
Chaozhou Three-Circle Group Co. Ltd., Class A	2,200	9,649
China Zhenhua Group Science & Technology Co. Ltd., Class A	200	2,625
Delta Electronics Thailand PCL NVDR	3,400	114,072
Delta Electronics, Inc.	20,000	198,433
E Ink Holdings, Inc.	9,000	54,933
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	800	8,721
Hamamatsu Photonics KK	2,500	134,535
Hirose Electric Co. Ltd.	574	74,917
Ibiden Co. Ltd.	1,900	76,016
Innolux Corp.	95,930	46,026
Kingboard Holdings Ltd.	8,000	24,598
Kingboard Laminates Holdings Ltd.	13,549	14,162
Kyocera Corp.	5,700	296,642
L&F Co. Ltd.	253	61,335
Largan Precision Co. Ltd.	1,000	71,694
Lens Technology Co. Ltd., Class A	4,960	9,758
LG Display Co. Ltd. (a)	2,381	30,241
LG Innotek Co. Ltd.	159	33,344
	Number of Shares	Fair Value
Lingyi iTech Guangdong Co., Class A (a)	8,000	$7,215
Lotte Energy Materials Corp.	276	14,683
Luxshare Precision Industry Co. Ltd., Class A	4,700	20,776
Maxscend Microelectronics Co. Ltd., Class A	128	2,322
Murata Manufacturing Co. Ltd.	10,300	626,250
Nan Ya Printed Circuit Board Corp.	2,000	18,748
Omron Corp.	3,297	192,507
Samsung Electro-Mechanics Co. Ltd.	567	66,946
Samsung SDI Co. Ltd.	557	316,398
Shengyi Technology Co. Ltd., Class A	1,400	3,769
Shennan Circuits Co. Ltd., Class A	800	10,767
Sunny Optical Technology Group Co. Ltd.	7,400	89,293
TDK Corp.	6,900	247,097
Unimicron Technology Corp.	13,000	63,405
Yageo Corp.	3,979	69,362
Zhen Ding Technology Holding Ltd.	7,665	28,841
		3,109,844
Electronic Equipment & Instruments - 0.2%
Azbil Corp.	1,900	51,917
CETC Cyberspace Security Technology Co. Ltd., Class A	400	2,270
Halma PLC	6,696	185,280
Hexagon AB, Class B	34,659	399,268
Keyence Corp.	3,500	1,711,319
Shimadzu Corp.	4,600	144,064
Wuhan Guide Infrared Co. Ltd., Class A	3,500	6,171
Yokogawa Electric Corp.	3,900	63,356
Zhejiang Dahua Technology Co. Ltd., Class A	2,800	9,224
		2,572,869
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings, Inc. (a)	8,500	21,024
Fabrinet (a)	1,674	198,804
Foxconn Industrial Internet Co. Ltd., Class A	8,600	21,528
GoerTek, Inc., Class A	2,448	7,645
Hon Hai Precision Industry Co. Ltd.	126,000	431,297
Venture Corp. Ltd.	4,700	62,613
Wingtech Technology Co. Ltd., Class A	1,200	9,680
		752,591
Environmental & Facilities Services - 0.0% *
China Everbright Environment Group Ltd.	48,000	20,588
GFL Environmental, Inc.	3,600	123,959
Li-Cycle Holdings Corp. (a)	6,146	34,602
Rentokil Initial PLC	44,788	328,091
		507,240
Fertilizers & Agricultural Chemicals - 0.1%
Hektas Ticaret TAS (a)	1,966	2,771
ICL Group Ltd.	13,778	93,236
Nutrien Ltd.	9,300	685,878

See Notes to Schedule of Investments.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
OCI NV	1,795	$60,959
PhosAgro PJSC (d)	13	—
PhosAgro PJSC GDR (a)(d)**	1,956	—
PI Industries Ltd.	823	30,411
Qinghai Salt Lake Industry Co. Ltd., Class A (a)	3,300	10,741
SABIC Agri-Nutrients Co.	2,190	74,660
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,470	12,681
UPL Ltd.	4,938	43,203
Yara International ASA	3,251	141,246
		1,155,786
Financial Exchanges & Data - 0.2%
ASX Ltd.	3,406	149,032
B3 SA - Brasil Bolsa Balcao	61,700	125,949
Deutsche Boerse AG	3,394	662,034
East Money Information Co. Ltd., Class A	6,824	19,918
Euronext NV (e)	1,676	128,570
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	14,903
Hong Kong Exchanges & Clearing Ltd.	21,700	961,840
Japan Exchange Group, Inc.	8,800	134,267
London Stock Exchange Group PLC	6,751	657,238
Moscow Exchange MICEX-Rates PJSC (a)(d)**	17,461	—
Saudi Tadawul Group Holding Co.	377	14,541
Singapore Exchange Ltd.	14,936	105,869
TMX Group Ltd.	1,000	100,861
		3,075,022
Food Distributors - 0.0% *
Bid Corp. Ltd.	3,492	78,431
Food Retail - 0.4%
Alimentation Couche-Tard, Inc.	14,500	728,027
Avenue Supermarts Ltd. (a)(e)	1,692	70,211
BGF retail Co. Ltd.	77	10,726
BIM Birlesik Magazalar AS	5,083	39,447
Coles Group Ltd.	23,761	287,655
CP ALL PCL NVDR	61,715	112,059
Dino Polska SA (a)(e)	501	45,595
Empire Co. Ltd., Class A	2,800	74,958
Endeavour Group Ltd.	25,034	113,958
George Weston Ltd.	1,269	167,937
HelloFresh SE (a)	2,765	66,056
J Sainsbury PLC	30,632	105,654
Jeronimo Martins SGPS SA	4,952	116,446
Kesko Oyj, Class B	5,331	114,776
Kobe Bussan Co. Ltd.	2,600	72,426
Koninklijke Ahold Delhaize NV	18,675	639,181
Loblaw Cos. Ltd.	2,919	265,662
Magnit PJSC (a)(d)**	1,282	—
Metro, Inc.	4,176	229,389
Ocado Group PLC (a)	9,799	65,033
President Chain Store Corp.	6,000	53,175
Seven & i Holdings Co. Ltd.	13,500	608,407
Shoprite Holdings Ltd.	5,334	66,800
Sumber Alfaria Trijaya Tbk PT	156,900	30,188
Tesco PLC	131,877	433,348
Woolworths Group Ltd.	21,707	552,924
	Number of Shares	Fair Value
X5 Retail Group NV GDR (a)(d)**	2,502	$—
		5,070,038
Footwear - 0.0% *
Feng TAY Enterprise Co. Ltd.	5,000	31,827
Pou Chen Corp.	14,000	14,390
Puma SE	2,061	127,996
Xtep International Holdings Ltd.	17,000	21,652
		195,865
Forest Products - 0.0% *
Svenska Cellulosa AB SCA, Class B	10,649	140,381
West Fraser Timber Co. Ltd.	1,100	78,354
		218,735
Gas Utilities - 0.1%
Adani Total Gas Ltd.	2,847	30,022
AltaGas Ltd.	4,900	81,573
APA Group	20,725	141,063
Beijing Enterprises Holdings Ltd.	6,500	23,397
Brookfield Infrastructure Corp., Class A	4,438	204,414
China Gas Holdings Ltd.	29,800	41,956
China Resources Gas Group Ltd.	8,800	32,370
Enagas SA	4,307	82,911
ENN Energy Holdings Ltd.	8,000	109,543
GAIL India Ltd.	27,546	35,351
Hong Kong & China Gas Co. Ltd.	197,650	174,012
Indraprastha Gas Ltd.	2,632	13,756
Kunlun Energy Co. Ltd.	38,000	29,668
Naturgy Energy Group SA	2,507	75,605
Osaka Gas Co. Ltd.	7,300	119,639
Petronas Gas Bhd	7,149	26,701
Snam SpA	35,609	189,140
Tokyo Gas Co. Ltd.	7,700	144,365
		1,555,486
Gold - 0.2%
Agnico Eagle Mines Ltd.	8,856	450,865
Aneka Tambang Tbk	103,400	14,433
AngloGold Ashanti Ltd.	4,235	103,506
Barrick Gold Corp.	31,400	582,130
Cia de Minas Buenaventura SAA ADR	1,800	14,724
Franco-Nevada Corp.	3,442	501,364
Gold Fields Ltd.	9,022	121,281
Harmony Gold Mining Co. Ltd.	6,492	27,005
Kinross Gold Corp.	21,800	102,448
Newcrest Mining Ltd.	15,864	283,729
Northern Star Resources Ltd.	20,420	167,773
Novagold Resources, Inc. (a)	10,630	66,119
Polymetal International PLC (a)(d)**	1,670	—
Polyus PJSC GDR (a)(d)**	977	—
Polyus PJSC (a)(d)**	122	—
Shandong Gold Mining Co. Ltd., Class A	3,000	9,624
Shandong Gold Mining Co. Ltd., Class H (e)	7,500	15,238
SSR Mining, Inc.	1,900	28,728
Wheaton Precious Metals Corp.	8,080	388,611

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Zhaojin Mining Industry Co. Ltd., Class H (a)	15,500	$23,506
Zijin Mining Group Co. Ltd., Class H	59,119	98,631
Zijin Mining Group Co. Ltd., Class A	13,400	24,095
		3,023,810
Healthcare Distributors - 0.0% *
Amplifon SpA	2,625	91,147
Celltrion Healthcare Co. Ltd.	1,017	47,376
EBOS Group Ltd.	3,180	92,717
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	900	4,337
Huadong Medicine Co. Ltd., Class A	1,700	11,471
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,000	16,807
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,700	5,043
Sinopharm Group Co. Ltd., Class H	13,600	41,096
		309,994
Healthcare Equipment - 0.2%
BioMerieux	876	92,510
Carl Zeiss Meditec AG	785	109,540
Cochlear Ltd.	1,161	185,191
Demant AS (a)	1,562	54,939
DiaSorin SpA	568	59,965
Fisher & Paykel Healthcare Corp. Ltd.	10,173	170,156
Getinge AB, Class B	3,970	96,910
Jafron Biomedical Co. Ltd., Class A	600	2,652
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	600	2,780
Koninklijke Philips NV	15,779	290,332
Lepu Medical Technology Beijing Co. Ltd., Class A	2,300	7,760
Microport Scientific Corp. (a)	4,807	11,321
Nano-X Imaging Ltd. (a)	2,229	12,861
Olympus Corp.	21,700	380,210
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	700	31,781
Siemens Healthineers AG (e)	5,006	289,125
Smith & Nephew PLC	15,416	214,786
Sonova Holding AG	922	272,396
Straumann Holding AG	1,981	297,575
Sysmex Corp.	3,000	196,429
Terumo Corp.	11,500	310,285
		3,089,504
Healthcare Facilities - 0.0% *
Aier Eye Hospital Group Co. Ltd., Class A	4,309	19,488
Apollo Hospitals Enterprise Ltd.	1,019	53,590
Bangkok Dusit Medical Services PCL NVDR	103,111	89,014
Bumrungrad Hospital PCL NVDR	5,941	39,313
Dr Sulaiman Al Habib Medical Services Group Co.	848	66,009
Hygeia Healthcare Holdings Co. Ltd. (a)(e)	3,200	22,817
IHH Healthcare Bhd	15,900	20,712
	Number of Shares	Fair Value
Mouwasat Medical Services Co.	496	$31,150
Ramsay Health Care Ltd.	3,246	145,324
Rede D'Or Sao Luiz SA (e)	5,000	20,946
		508,363
Healthcare Services - 0.0% *
Fresenius Medical Care AG & Co. KGaA	3,611	153,542
Fresenius SE & Co. KGaA	7,467	201,996
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	6,418
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (a)	4,500	4,933
Sonic Healthcare Ltd.	8,064	189,412
Topchoice Medical Corp., Class A (a)	300	5,645
		561,946
Healthcare Supplies - 0.2%
Alcon, Inc.	8,923	634,392
Asahi Intecc Co. Ltd.	4,600	81,082
Coloplast AS, Class B	2,107	277,941
EssilorLuxottica SA	5,202	939,726
HLB, Inc. (a)	1,282	34,488
Hoya Corp.	6,400	705,604
Ovctek China, Inc., Class A	600	2,894
SD Biosensor, Inc.	309	5,028
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	26,000	41,545
Top Glove Corp. Bhd (a)	54,800	11,712
		2,734,412
Healthcare Technology - 0.0% *
M3, Inc.	7,800	195,854
Heavy Electrical Equipment - 0.1%
ABB India Ltd.	500	20,515
Dongfang Electric Corp. Ltd., Class A	1,000	2,763
Doosan Enerbility Co. Ltd. (a)	4,535	59,553
Ming Yang Smart Energy Group Ltd., Class A	600	1,970
Mitsubishi Electric Corp.	34,400	410,111
NARI Technology Co. Ltd., Class A	4,296	16,949
Shanghai Electric Group Co. Ltd., Class A (a)	15,400	9,920
Siemens Energy AG (a)	9,323	205,956
Titan Wind Energy Suzhou Co. Ltd., Class A	900	1,935
Vestas Wind Systems AS	18,018	526,104
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,800	4,506
		1,260,282
Highways & Railtracks - 0.1%
Bangkok Expressway & Metro PCL NVDR	80,283	20,787
CCR SA	12,900	32,566
Getlink SE	8,631	142,405
Jiangsu Expressway Co. Ltd., Class H	12,000	11,160
Promotora y Operadora de Infraestructura SAB de CV	1,150	11,461

See Notes to Schedule of Investments.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Shenzhen International Holdings Ltd.	17,503	$15,487
Taiwan High Speed Rail Corp.	18,000	17,892
Transurban Group	54,865	524,891
Zhejiang Expressway Co. Ltd., Class H	16,000	12,730
		789,379
Home Building - 0.1%
Barratt Developments PLC	19,483	112,379
Berkeley Group Holdings PLC	2,113	109,723
Iida Group Holdings Co. Ltd.	2,438	39,710
Open House Group Co. Ltd.	1,300	48,635
Persimmon PLC	5,533	86,113
Sekisui Chemical Co. Ltd.	7,100	100,599
Sekisui House Ltd.	10,958	222,809
Taylor Wimpey PLC	68,567	101,107
		821,075
Home Furnishing Retail - 0.0% *
Nitori Holdings Co. Ltd.	1,400	168,666
Home Furnishings - 0.0% *
Nien Made Enterprise Co. Ltd.	2,000	21,540
Oppein Home Group, Inc., Class A	500	8,801
		30,341
Home Improvement Retail - 0.0% *
Home Product Center PCL NVDR	59,909	25,292
Kingfisher PLC	38,236	123,884
		149,176
Hotels, Resorts & Cruise Lines - 0.1%
Accor SA (a)	2,976	96,927
Amadeus IT Group SA (a)	8,038	540,187
Asset World Corp. PCL NVDR	34,533	5,864
H World Group Ltd. ADR (a)	1,900	93,062
Indian Hotels Co. Ltd.	8,000	31,671
InterContinental Hotels Group PLC	3,101	203,478
Minor International PCL NVDR (a)	32,049	30,299
Shanghai Jinjiang International Hotels Co. Ltd., Class A	900	8,249
Tongcheng Travel Holdings Ltd. (a)	11,200	24,379
TravelSky Technology Ltd., Class H	10,000	18,633
Trip.com Group Ltd. ADR (a)	5,500	207,185
Whitbread PLC	3,966	146,848
		1,406,782
Household Appliances - 0.0% *
Coway Co. Ltd.	563	22,722
Ecovacs Robotics Co. Ltd., Class A	400	4,803
Electrolux AB, Class B	4,961	60,353
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,100	5,876
Haier Smart Home Co. Ltd., Class A	3,900	12,871
Haier Smart Home Co. Ltd., Class H	23,800	74,524
SEB SA	420	47,875
		229,024
	Number of Shares	Fair Value
Household Products - 0.1%
Essity AB, Class B	10,822	$309,400
Henkel AG & Co. KGaA	2,037	148,451
Kimberly-Clark de Mexico SAB de CV, Class A	17,800	37,422
Reckitt Benckiser Group PLC	12,801	976,118
Unicharm Corp.	7,200	295,261
Unilever Indonesia Tbk PT	77,200	22,398
Vinda International Holdings Ltd.	4,000	9,654
		1,798,704
Human Resource & Employment Services - 0.1%
Adecco Group AG	2,786	101,636
Persol Holdings Co. Ltd.	3,700	74,323
Randstad NV	2,350	139,758
Recruit Holdings Co. Ltd.	25,800	708,053
		1,023,770
Independent Power Producers & Energy Traders - 0.1%
ACEN Corp.	10,680	1,209
ACWA Power Co.	792	29,777
Adani Power Ltd. (a)	7,953	18,570
B Grimm Power PCL NVDR	8,800	10,468
CGN Power Co. Ltd., Class H (e)	129,000	30,884
China National Nuclear Power Co. Ltd., Class A	11,500	10,713
China Power International Development Ltd.	65,000	25,883
China Resources Power Holdings Co. Ltd.	20,000	42,672
Electricity Generating PCL NVDR	866	3,943
Eneva SA (a)	8,800	18,172
GD Power Development Co. Ltd., Class A (a)	10,800	5,984
Global Power Synergy PCL NVDR	5,698	11,377
Gulf Energy Development PCL NVDR	30,733	47,503
Huaneng Power International, Inc., Class H (a)	32,000	16,810
Huaneng Power International, Inc., Class A (a)	7,700	9,611
NTPC Ltd.	39,260	83,818
Ratch Group PCL NVDR	11,000	12,405
RWE AG	11,457	493,862
Shenzhen Energy Group Co. Ltd., Class A	5,900	5,254
		878,915
Industrial Conglomerates - 0.4%
Aboitiz Equity Ventures, Inc.	13,820	12,345
Alfa SAB de CV, Class A	36,800	23,275
Ayala Corp.	2,530	30,403
Bidvest Group Ltd.	2,928	41,821
Brookfield Business Corp., Class A	1,189	23,566
China Baoan Group Co. Ltd., Class A	1,200	1,988
CITIC Ltd.	59,000	68,959
CJ Corp.	187	14,990
CK Hutchison Holdings Ltd.	47,500	293,864
DCC PLC	1,921	112,236
Far Eastern New Century Corp.	38,000	39,110
Fosun International Ltd.	31,000	22,716

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Grupo Carso SAB de CV Series A1	5,400	$26,785
GS Holdings Corp.	445	13,804
HAP Seng Consolidated Bhd	6,300	7,288
Hitachi Ltd.	17,500	959,536
Industries Qatar QSC	16,400	58,768
Investment AB Latour, Class B	2,506	51,064
Jardine Cycle & Carriage Ltd.	2,400	56,571
Jardine Matheson Holdings Ltd.	3,100	150,791
JG Summit Holdings, Inc.	30,590	27,003
Keppel Corp. Ltd.	28,400	120,607
KOC Holding AS	4,546	18,144
LG Corp.	955	60,811
Lifco AB, Class B	4,036	87,106
Melrose Industries PLC	79,689	164,503
Multiply Group PJSC (a)	20,000	17,675
Mytilineos SA	1,007	28,760
Q Holding PJSC (a)	10,618	7,348
Samsung C&T Corp.	851	70,870
Siemens AG	13,778	2,236,103
Siemens Ltd.	862	34,976
Sime Darby Bhd	24,858	12,119
SK, Inc.	375	49,966
SM Investments Corp.	2,460	40,379
Smiths Group PLC	6,959	147,933
Toshiba Corp.	6,900	231,151
Turkiye Sise ve Cam Fabrikalari AS	16,723	36,870
		5,402,204
Industrial Gases - 0.1%
Air Liquide SA	9,432	1,581,648
Nippon Sanso Holdings Corp.	2,900	52,269
		1,633,917
Industrial Machinery & Supplies & Components - 0.4%
Airtac International Group	1,364	53,345
Alfa Laval AB	5,111	182,665
Atlas Copco AB, A Shares	47,952	608,026
Atlas Copco AB, B Shares	27,732	319,285
Daifuku Co. Ltd.	6,000	111,139
FANUC Corp.	17,500	630,467
GEA Group AG	2,969	135,682
Haitian International Holdings Ltd.	6,655	17,251
Hoshizaki Corp.	1,900	70,028
Indutrade AB	4,758	101,347
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	8,682
Kone Oyj, Class B	6,042	315,681
Kurita Water Industries Ltd.	2,007	91,717
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	170	1,127
Luxfer Holdings PLC	1,249	21,108
Makita Corp.	4,400	109,322
MINEBEA MITSUMI, Inc.	7,100	135,264
MISUMI Group, Inc.	5,600	140,385
Mitsubishi Heavy Industries Ltd.	5,700	209,497
NGK Insulators Ltd.	4,500	59,531
Ningbo Deye Technology Co. Ltd., Class A	200	7,534
North Industries Group Red Arrow Co. Ltd., Class A	600	1,997
Rational AG	87	58,585
Sandvik AB	18,984	403,318
	Number of Shares	Fair Value
Schindler Holding AG	1,126	$245,810
Shenzhen Inovance Technology Co. Ltd., Class A	1,750	17,940
SKF AB, Class B	7,529	148,433
SMC Corp.	1,000	528,862
Spirax-Sarco Engineering PLC	1,299	191,163
Techtronic Industries Co. Ltd.	24,500	265,458
VAT Group AG (e)	475	171,873
Wartsila OYJ Abp	8,169	77,232
Wuxi Shangji Automation Co. Ltd., Class A	280	4,168
Yaskawa Electric Corp.	4,200	183,776
		5,627,698
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	65,900	142,228
GLP J-Reit	78	84,113
Goodman Group	30,129	383,076
Mapletree Logistics Trust	70,436	90,945
Nippon Prologis REIT, Inc.	37	78,145
Segro PLC	21,375	204,084
Warehouses De Pauw CVA	2,829	84,275
		1,066,866
Integrated Oil & Gas - 0.9%
BP PLC	326,884	2,070,851
Cenovus Energy, Inc.	25,623	446,441
China Petroleum & Chemical Corp., Class H	270,000	159,331
China Petroleum & Chemical Corp., Class A	19,100	15,621
Eni SpA	44,641	623,699
Equinor ASA	16,988	482,789
Galp Energia SGPS SA	8,724	98,892
Gazprom PJSC ADR (a)(d)**	77,360	—
Gazprom PJSC (d)**	56,590	—
Guanghui Energy Co. Ltd., Class A	8,300	11,182
Imperial Oil Ltd.	3,700	187,905
LUKOIL PJSC (d)**	7,480	—
MOL Hungarian Oil & Gas PLC	4,185	30,673
Novatek PJSC GDR (a)(d)**	1,641	—
Oil & Natural Gas Corp. Ltd.	27,061	49,872
OMV AG	2,888	132,864
PetroChina Co. Ltd., Class H	222,000	131,142
PetroChina Co. Ltd., Class A	11,100	9,564
Petroleo Brasileiro SA	37,700	196,967
PTT PCL NVDR	105,641	97,487
Repsol SA	24,522	377,774
Rosneft Oil Co. PJSC (d)**	20,586	—
Saudi Arabian Oil Co. (e)	24,495	211,127
Shell PLC	127,048	3,629,054
Suncor Energy, Inc.	24,200	750,310
Surgutneftegas PJSC ADR (a)(d)**	9,978	—
Surgutneftegas PJSC (d)**	31,000	—
TotalEnergies SE	44,804	2,646,559
		12,360,104
Integrated Telecommunication Services - 0.5%
BCE, Inc.	1,247	55,783
Bezeq The Israeli Telecommunication Corp. Ltd.	35,101	47,728
BT Group PLC	123,016	222,104

See Notes to Schedule of Investments.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Cellnex Telecom SA (a)(e)	10,060	$391,913
China Tower Corp. Ltd., Class H (e)	460,000	55,673
Chunghwa Telecom Co. Ltd.	39,071	153,584
Deutsche Telekom AG	58,422	1,418,245
Elisa Oyj	2,502	151,170
Emirates Telecommunications Group Co. PJSC	35,211	211,563
Hellenic Telecommunications Organization SA	2,034	29,843
HKT Trust & HKT Ltd.	73,815	97,987
Indus Towers Ltd.	6,486	11,307
Infrastrutture Wireless Italiane SpA (e)	5,791	76,221
Koninklijke KPN NV	58,437	206,862
LG Uplus Corp.	1,535	12,789
Nippon Telegraph & Telephone Corp.	21,609	644,207
Ooredoo QPSC	7,711	19,914
Operadora De Sites Mexicanos SAB de CV	10,200	10,067
Orange SA	35,546	423,052
Sarana Menara Nusantara Tbk PT	268,300	16,597
Saudi Telecom Co.	15,183	162,397
Singapore Telecommunications Ltd.	146,500	271,701
Spark New Zealand Ltd.	32,620	103,404
Swisscom AG	460	294,009
Telecom Italia SpA (a)	204,353	67,513
Telefonica Brasil SA	4,887	37,263
Telefonica Deutschland Holding AG	17,747	54,728
Telefonica SA	92,554	399,329
Telekom Malaysia Bhd	12,097	13,447
Telenor ASA	12,300	144,174
Telia Co. AB	46,547	118,303
Telkom Indonesia Persero Tbk PT	505,900	137,374
Telstra Group Ltd.	71,487	202,802
TELUS Corp.	8,024	159,075
True Corp. PCL NVDR	73,642	18,090
United Internet AG	1,395	24,090
		6,464,308
Interactive Home Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,000	12,422
Bilibili, Inc., Class Z (a)	1,860	43,766
Capcom Co. Ltd.	3,000	107,118
CD Projekt SA	697	18,079
Embracer Group AB (a)	11,141	52,269
Kakao Games Corp. (a)	347	11,246
Kingsoft Corp. Ltd.	9,800	48,176
Koei Tecmo Holdings Co. Ltd.	2,380	42,913
Konami Group Corp.	1,600	73,262
Krafton, Inc. (a)	266	37,834
NCSoft Corp.	167	47,857
NetEase, Inc.	19,970	352,526
Netmarble Corp. (a)(e)	299	15,330
Nexon Co. Ltd.	8,400	200,107
Nintendo Co. Ltd.	19,900	771,118
Pearl Abyss Corp. (a)	358	12,841
Perfect World Co. Ltd., Class A	3,300	8,180
Sea Ltd. ADR (a)	6,500	562,575
Square Enix Holdings Co. Ltd.	1,800	86,295
	Number of Shares	Fair Value
Zhejiang Century Huatong Group Co. Ltd., Class A (a)	8,600	$7,552
		2,511,466
Interactive Media & Services - 0.4%
Adevinta ASA (a)	6,858	48,670
Auto Trader Group PLC (e)	18,241	139,458
Autohome, Inc. ADR	700	23,429
Baidu, Inc., Class A (a)	22,300	420,158
Info Edge India Ltd.	633	28,791
JOYY, Inc. ADR	400	12,472
Kakao Corp.	3,154	149,370
Kanzhun Ltd. ADR (a)	1,800	34,254
Kuaishou Technology (a)(e)	18,100	139,176
NAVER Corp.	1,328	208,085
REA Group Ltd.	915	85,483
Scout24 SE (e)	1,387	82,646
SEEK Ltd.	6,556	106,184
Tencent Holdings Ltd.	63,275	3,092,185
VK Co. Ltd. GDR (a)(d)**	1,600	—
Weibo Corp. ADR (a)	700	14,042
Yandex NV, Class A (a)(d)**	5,562	—
Z Holdings Corp.	52,396	148,215
		4,732,618
Internet Services & Infrastructure - 0.1%
GDS Holdings Ltd., Class A (a)	8,800	20,672
Shopify, Inc., Class A (a)	21,291	1,019,438
Wix.com Ltd. (a)	1,700	169,660
		1,209,770
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Co. Ltd., Class H	33,000	16,614
China Galaxy Securities Co. Ltd., Class A	2,700	3,952
China International Capital Corp. Ltd., Class H (e)	18,000	36,114
China International Capital Corp. Ltd., Class A	1,200	6,801
China Merchants Securities Co. Ltd., Class A	3,400	6,828
CITIC Securities Co. Ltd., Class H	23,425	50,106
CITIC Securities Co. Ltd., Class A	6,590	19,681
CSC Financial Co. Ltd., Class A	4,000	14,950
Daiwa Securities Group, Inc.	23,300	109,126
Everbright Securities Co. Ltd., Class A	3,600	7,981
Futu Holdings Ltd. ADR (a)	1,300	67,405
GF Securities Co. Ltd., Class H	14,200	20,084
GF Securities Co. Ltd., Class A	3,200	7,351
Guosen Securities Co. Ltd., Class A	6,800	9,289
Guotai Junan Securities Co. Ltd., Class A	4,100	8,585
Haitong Securities Co. Ltd., Class H	30,400	18,976
Haitong Securities Co. Ltd., Class A	4,400	5,653
Huatai Securities Co. Ltd., Class H (e)	20,000	22,831
Huatai Securities Co. Ltd., Class A	4,600	8,563

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Industrial Securities Co. Ltd., Class A	7,500	$6,687
Korea Investment Holdings Co. Ltd.	530	22,497
Meritz Securities Co. Ltd.	3,355	15,747
NH Investment & Securities Co. Ltd.	1,321	8,955
Nomura Holdings, Inc.	51,400	197,694
Orient Securities Co. Ltd., Class A	8,192	11,693
Samsung Securities Co. Ltd.	735	17,966
SBI Holdings, Inc.	4,800	95,102
Shenwan Hongyuan Group Co. Ltd., Class A	13,700	8,326
SooChow Securities Co. Ltd., Class A	2,100	2,116
Zheshang Securities Co. Ltd., Class A	4,800	7,048
Zhongtai Securities Co. Ltd., Class A	7,200	7,034
		841,755
IT Consulting & Other Services - 0.3%
Bechtle AG	1,404	67,355
Capgemini SE	2,923	544,173
CGI, Inc. (a)	3,800	365,722
Chinasoft International Ltd. (a)	28,000	17,738
Elm Co.	260	30,726
Fujitsu Ltd.	3,500	471,837
HCL Technologies Ltd.	10,987	145,859
Infosys Ltd.	34,072	595,685
Itochu Techno-Solutions Corp.	1,932	47,492
LTIMindtree Ltd. (e)	898	52,293
Mphasis Ltd.	738	16,224
NEC Corp.	4,340	167,150
Nomura Research Institute Ltd.	6,960	162,393
NTT Data Corp.	11,100	145,581
Obic Co. Ltd.	1,300	205,424
Otsuka Corp.	2,200	77,948
Samsung SDS Co. Ltd.	308	27,544
SCSK Corp.	3,200	46,743
Tata Consultancy Services Ltd.	9,259	362,933
Tech Mahindra Ltd.	5,909	79,657
TIS, Inc.	3,900	102,894
Wipro Ltd.	13,332	59,479
		3,792,850
Leisure Facilities - 0.1%
Oriental Land Co. Ltd.	18,000	614,847
Shenzhen Overseas Chinese Town Co. Ltd., Class A	7,300	5,127
Songcheng Performance Development Co. Ltd., Class A	2,387	5,666
		625,640
Leisure Products - 0.0% *
Bandai Namco Holdings, Inc.	10,800	232,288
Giant Manufacturing Co. Ltd.	3,108	18,069
Shimano, Inc.	1,300	224,868
Yamaha Corp.	2,700	104,038
		579,263
Life & Health Insurance - 0.6%
Aegon NV	31,510	135,521
AIA Group Ltd.	213,000	2,233,792
	Number of Shares	Fair Value
Bupa Arabia for Cooperative Insurance Co.	703	$32,550
Cathay Financial Holding Co. Ltd.	86,529	119,137
China Development Financial Holding Corp.	163,120	67,496
China Life Insurance Co. Ltd., Class H	75,000	123,079
China Life Insurance Co. Ltd., Class A	1,200	5,820
China Taiping Insurance Holdings Co. Ltd.	15,000	15,949
Dai-ichi Life Holdings, Inc.	17,400	319,115
Discovery Ltd. (a)	5,021	39,463
Fubon Financial Holding Co. Ltd.	75,982	141,411
Great-West Lifeco, Inc.	5,481	145,069
HDFC Life Insurance Co. Ltd. (e)	9,848	59,887
iA Financial Corp., Inc.	1,898	120,134
ICICI Prudential Life Insurance Co. Ltd. (e)	4,451	23,652
Japan Post Holdings Co. Ltd.	42,300	342,493
Japan Post Insurance Co. Ltd.	3,800	59,086
Legal & General Group PLC	106,158	314,699
Manulife Financial Corp.	33,600	615,717
Medibank Pvt Ltd.	48,026	108,590
New China Life Insurance Co. Ltd., Class H	7,800	18,525
New China Life Insurance Co. Ltd., Class A	1,600	7,098
NN Group NV	4,927	179,221
Old Mutual Ltd.	46,818	31,144
Phoenix Group Holdings PLC	13,039	88,301
Ping An Insurance Group Co. of China Ltd., Class H	64,000	414,027
Ping An Insurance Group Co. of China Ltd., Class A	7,400	49,055
Poste Italiane SpA (e)	10,182	104,018
Power Corp. of Canada	9,780	249,604
Prudential PLC	49,107	673,908
Samsung Life Insurance Co. Ltd.	848	40,894
Sanlam Ltd.	18,033	57,293
SBI Life Insurance Co. Ltd. (e)	4,325	58,023
Shin Kong Financial Holding Co. Ltd.	123,263	34,186
Sun Life Financial, Inc.	10,490	489,407
Swiss Life Holding AG	548	338,693
T&D Holdings, Inc.	10,400	128,591
		7,984,648
Life Sciences Tools & Services - 0.1%
AbCellera Biologics, Inc. (a)	9,164	69,097
Bachem Holding AG, Class B	564	56,804
Divi's Laboratories Ltd.	1,372	47,243
Eurofins Scientific SE	2,374	159,248
Genscript Biotech Corp. (a)	12,000	25,672
Hangzhou Tigermed Consulting Co. Ltd., Class A	500	6,972
Hangzhou Tigermed Consulting Co. Ltd., Class H (e)	1,500	14,132
Joinn Laboratories China Co. Ltd., Class A	784	5,979
Lonza Group AG	1,331	802,489
Pharmaron Beijing Co. Ltd., Class H (e)	1,950	8,161
Pharmaron Beijing Co. Ltd., Class A	450	3,211

See Notes to Schedule of Investments.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Samsung Biologics Co. Ltd. (a)(e)	187	$113,353
Sartorius Stedim Biotech	487	149,678
WuXi AppTec Co. Ltd., Class H (e)	3,708	38,833
WuXi AppTec Co. Ltd., Class A	1,420	16,431
Wuxi Biologics Cayman, Inc. (a)(e)	36,500	224,910
		1,742,213
Managed Healthcare - 0.0% *
Hapvida Participacoes e Investimentos SA (a)(e)	47,025	24,300
Marine Ports & Services - 0.0% *
Adani Ports & Special Economic Zone Ltd.	5,450	42,092
China Merchants Port Holdings Co. Ltd.	13,084	20,086
COSCO SHIPPING Ports Ltd.	18,958	12,677
International Container Terminal Services, Inc.	11,170	43,858
Shanghai International Port Group Co. Ltd., Class A	3,100	2,504
		121,217
Marine Transportation - 0.1%
AP Moller - Maersk AS, Class B	89	162,078
AP Moller - Maersk AS, Class A	61	108,419
COSCO SHIPPING Holdings Co. Ltd., Class H	33,682	37,972
COSCO SHIPPING Holdings Co. Ltd., Class A	8,910	14,333
Costamare, Inc.	2,407	22,650
Evergreen Marine Corp. Taiwan Ltd.	10,400	54,469
Golden Ocean Group Ltd.	5,460	51,979
HMM Co. Ltd.	2,865	45,051
Kuehne & Nagel International AG	964	287,553
MISC Bhd	13,575	22,254
Mitsui OSK Lines Ltd.	6,100	152,611
Nippon Yusen KK	8,600	200,406
Orient Overseas International Ltd.	1,500	28,793
Pan Ocean Co. Ltd.	2,635	11,812
Safe Bulkers, Inc.	3,509	12,948
SITC International Holdings Co. Ltd.	30,000	64,474
Wan Hai Lines Ltd.	6,670	15,096
Yang Ming Marine Transport Corp.	18,000	38,213
		1,331,111
Metal, Glass & Plastic Containers - 0.0% *
CCL Industries, Inc., Class B	2,900	143,870
Motorcycle Manufacturers - 0.0% *
Bajaj Auto Ltd.	716	33,870
Eicher Motors Ltd.	1,384	49,729
Hero MotoCorp Ltd.	1,233	35,304
TVS Motor Co. Ltd.	2,000	26,288
Yadea Group Holdings Ltd. (e)	14,000	36,063
Yamaha Motor Co. Ltd.	5,200	135,766
		317,020
	Number of Shares	Fair Value
Movies & Entertainment - 0.1%
Beijing Enlight Media Co. Ltd., Class A	5,600	$7,256
Bollore SE	15,397	95,350
China Ruyi Holdings Ltd. (a)	40,000	10,461
HYBE Co. Ltd. (a)	214	31,249
iQIYI, Inc. ADR (a)	4,000	29,120
Mango Excellent Media Co. Ltd., Class A	1,600	8,681
Tencent Music Entertainment Group ADR (a)	7,200	59,616
Toho Co. Ltd.	1,900	72,671
Universal Music Group NV	12,894	327,124
		641,528
Multi-Family Residential REITs - 0.0% *
Canadian Apartment Properties REIT	1,700	59,554
Multi-Line Insurance - 0.4%
Ageas SA	3,166	137,202
Allianz SE	7,267	1,680,502
Assicurazioni Generali SpA	19,781	394,837
Aviva PLC	49,726	248,962
AXA SA	33,654	1,028,885
Baloise Holding AG	900	140,359
BB Seguridade Participacoes SA	7,103	45,544
China Pacific Insurance Group Co. Ltd., Class H	27,089	71,815
China Pacific Insurance Group Co. Ltd., Class A	4,400	16,614
Gjensidige Forsikring ASA	3,415	55,825
Powszechny Zaklad Ubezpieczen SA	6,174	50,372
Sampo Oyj, A Shares	8,545	403,922
ZhongAn Online P&C Insurance Co. Ltd., Class H (a)(e)	5,600	17,598
Zurich Insurance Group AG	2,713	1,302,058
		5,594,495
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	200	14,439
Eurazeo SE	739	52,697
EXOR NV (a)	1,909	157,698
Groupe Bruxelles Lambert NV	1,748	149,443
Industrivarden AB, Class A	2,226	60,218
Industrivarden AB, Class C	3,235	87,309
Investor AB, Class B	32,540	648,806
Investor AB, Class A	8,799	179,707
Kinnevik AB, Class B (a)	5,134	76,838
L E Lundbergforetagen AB, Class B	1,297	58,791
Remgro Ltd.	4,910	37,202
Sofina SA	263	59,175
Wendel SE	572	60,592
		1,642,915
Multi-Utilities - 0.2%
Algonquin Power & Utilities Corp.	13,070	109,516
Canadian Utilities Ltd., Class A	2,700	75,133
E.ON SE	40,034	500,311
Engie SA	32,576	516,432
National Grid PLC	65,448	887,361

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Qatar Electricity & Water Co. QSC	5,078	$23,535
Veolia Environnement SA	11,841	366,037
		2,478,325
Office REITs - 0.0% *
Covivio SA	1,010	58,858
Dexus	20,990	106,328
Gecina SA	893	92,860
Japan Real Estate Investment Corp.	22	87,468
Nippon Building Fund, Inc.	27	112,123
		457,637
Office Services & Supplies - 0.0% *
Shanghai M&G Stationery, Inc., Class A	1,000	7,150
Oil & Gas Drilling - 0.0% *
Borr Drilling Ltd. (a)	8,934	67,720
China Oilfield Services Ltd., Class H	18,000	18,504
		86,224
Oil & Gas Equipment & Services - 0.0% *
Dialog Group Bhd	38,500	20,640
Offshore Oil Engineering Co. Ltd., Class A	2,700	2,410
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	2,062
		25,112
Oil & Gas Exploration & Production - 0.2%
Aker BP ASA	5,547	135,997
ARC Resources Ltd.	12,400	140,460
Canadian Natural Resources Ltd.	20,000	1,105,257
Inpex Corp.	18,400	194,258
Kosmos Energy Ltd. (a)	20,508	152,580
Petro Rio SA (a)	7,200	44,291
PTT Exploration & Production PCL NVDR	14,699	64,592
Santos Ltd.	55,971	258,102
Tatneft PJSC ADR (a)(d)**	3,383	—
Tatneft PJSC (d)**	4,926	—
Tourmaline Oil Corp.	5,700	237,207
Woodside Energy Group Ltd.	33,929	759,453
		3,092,197
Oil & Gas Refining & Marketing - 0.2%
Ampol Ltd.	4,126	84,284
Bharat Petroleum Corp. Ltd.	8,844	37,123
Cosan SA	12,336	36,714
Empresas COPEC SA	4,726	33,535
ENEOS Holdings, Inc.	54,200	189,711
Formosa Petrochemical Corp.	14,000	39,141
HD Hyundai Co. Ltd.	485	21,670
Hindustan Petroleum Corp. Ltd.	6,187	17,872
Idemitsu Kosan Co. Ltd.	3,600	78,628
Indian Oil Corp. Ltd.	28,587	27,155
Motor Oil Hellas Corinth Refineries SA	614	15,788
Neste Oyj	7,529	372,631
Parkland Corp.	2,707	64,807
Petronas Dagangan Bhd	3,100	14,980
Polski Koncern Naftowy ORLEN SA	5,938	80,308
	Number of Shares	Fair Value
Qatar Fuel QSC	3,749	$17,918
Rabigh Refining & Petrochemical Co. (a)	5,905	15,870
Reliance Industries Ltd.	30,815	876,211
SK Innovation Co. Ltd. (a)	606	83,965
S-Oil Corp.	483	29,752
Thai Oil PCL NVDR	12,366	19,002
Turkiye Petrol Rafinerileri AS	1,432	39,612
		2,196,677
Oil & Gas Storage & Transportation - 0.2%
Ardmore Shipping Corp.	1,840	27,361
China Merchants Energy Shipping Co. Ltd., Class A	10,900	11,132
COSCO SHIPPING Energy Transportation Co. Ltd., Class A (a)	3,600	7,098
Enbridge, Inc.	36,300	1,382,155
FLEX LNG Ltd.	1,274	42,781
Frontline PLC	5,497	91,030
Golar LNG Ltd. (a)	4,451	96,141
Keyera Corp.	3,800	83,084
Pembina Pipeline Corp.	9,800	317,024
Petronet LNG Ltd.	6,322	17,636
Qatar Gas Transport Co. Ltd.	29,180	27,794
Scorpio Tankers, Inc.	2,138	120,391
SFL Corp. Ltd.	5,114	48,583
TC Energy Corp.	18,128	704,170
Teekay Corp. (a)	3,266	20,184
Teekay Tankers Ltd., Class A (a)	1,020	43,789
Ultrapar Participacoes SA	6,400	17,621
		3,057,974
Other Specialty Retail - 0.0% *
China Tourism Group Duty Free Corp. Ltd., Class A	1,200	32,066
China Tourism Group Duty Free Corp. Ltd., Class H (a)(e)	700	17,277
Chow Tai Fook Jewellery Group Ltd.	20,000	39,742
Hanwha Galleria Co. Ltd. (a)	1,313	2,147
Hotel Shilla Co. Ltd.	370	23,252
Jarir Marketing Co.	639	27,832
JD Sports Fashion PLC	50,230	110,873
JUMBO SA	974	20,706
Pop Mart International Group Ltd. (e)	7,200	19,606
		293,501
Packaged Foods & Meats - 0.3%
Ajinomoto Co., Inc.	8,100	281,115
Almarai Co. JSC	2,530	38,117
Angel Yeast Co. Ltd., Class A	500	3,039
Associated British Foods PLC	6,260	150,574
Barry Callebaut AG	70	148,541
Britannia Industries Ltd.	1,097	57,823
Charoen Pokphand Foods PCL NVDR	26,869	16,659
China Feihe Ltd. (e)	36,568	27,406
China Huishan Dairy Holdings Co. Ltd. (d)	55,000	—
China Mengniu Dairy Co. Ltd. (a)	32,000	131,181
Chocoladefabriken Lindt & Spruengli AG	21	461,981
CJ CheilJedang Corp.	103	25,805

See Notes to Schedule of Investments.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Dali Foods Group Co. Ltd. (e)	17,117	$7,137
Danone SA	11,471	715,050
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,904	32,363
Gruma SAB de CV, Class B	2,070	30,477
Grupo Bimbo SAB de CV Series A	14,381	72,224
Guangdong Haid Group Co. Ltd., Class A	1,000	8,500
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,185	12,027
Indofood CBP Sukses Makmur Tbk PT	27,600	18,378
Indofood Sukses Makmur Tbk PT	30,136	12,477
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	4,000	16,932
JDE Peet's NV	1,705	49,681
Kerry Group PLC, Class A	2,827	282,430
Kikkoman Corp.	2,800	142,611
Marico Ltd.	5,229	30,580
MEIJI Holdings Co. Ltd.	3,800	90,162
Monde Nissin Corp. (e)	50,400	9,117
Mowi ASA	7,247	133,998
Muyuan Foods Co. Ltd., Class A	3,920	27,934
Nestle India Ltd.	326	78,275
Nestle Malaysia Bhd	339	10,533
Nisshin Seifun Group, Inc.	3,300	38,528
Nissin Foods Holdings Co. Ltd.	1,200	109,468
Orion Corp.	240	25,189
Orkla ASA	13,051	92,535
PPB Group Bhd	6,487	24,346
QL Resources Bhd	12,588	16,575
Salmar ASA	1,405	61,182
Saputo, Inc.	4,400	113,694
Savola Group	2,648	19,781
SunOpta, Inc. (a)	4,392	33,818
Tata Consumer Products Ltd.	5,597	48,367
Thai Union Group PCL NVDR	28,434	11,740
Tingyi Cayman Islands Holding Corp.	20,000	33,469
Uni-President China Holdings Ltd.	12,000	12,103
Uni-President Enterprises Corp.	49,000	115,835
Universal Robina Corp.	8,860	23,541
Want Want China Holdings Ltd.	53,000	34,099
Wens Foodstuffs Group Co. Ltd., Class A	3,400	10,135
WH Group Ltd. (e)	162,166	96,674
Yakult Honsha Co. Ltd.	2,300	166,723
Yihai International Holding Ltd. (a)	4,364	12,822
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	6,276
		4,230,027
Paper & Plastic Packaging Products & Materials - 0.0% *
Klabin SA	8,200	29,256
SCG Packaging PCL NVDR	14,842	20,119
SIG Group AG (a)	6,002	154,868
Smurfit Kappa Group PLC	4,354	158,204
		362,447
	Number of Shares	Fair Value
Paper Products - 0.1%
Empresas CMPC SA	11,722	$19,696
Holmen AB, Class B	1,608	62,049
Indah Kiat Pulp & Paper Tbk PT	24,700	12,379
Mondi PLC	8,528	135,712
Nine Dragons Paper Holdings Ltd.	14,310	10,713
Oji Holdings Corp.	13,800	54,510
Stora Enso Oyj, R Shares	10,828	141,124
Suzano SA	7,800	63,997
UPM-Kymmene Oyj (a)	9,492	319,390
		819,570
Passenger Airlines - 0.1%
Air Canada (a)	3,800	53,770
Air China Ltd., Class H (a)	18,000	16,099
ANA Holdings, Inc. (a)	3,000	65,050
China Airlines Ltd.	26,000	16,742
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	9,301
China Southern Airlines Co. Ltd., Class H (a)	20,000	14,269
China Southern Airlines Co. Ltd., Class A (a)	11,600	13,297
Copa Holdings SA, Class A (a)	300	27,705
Deutsche Lufthansa AG (a)	11,712	130,501
Eva Airways Corp.	25,000	22,186
InterGlobe Aviation Ltd. (a)(e)	1,049	24,441
Japan Airlines Co. Ltd.	2,914	56,683
Korean Air Lines Co. Ltd.	1,864	33,280
Qantas Airways Ltd. (a)	15,879	71,013
Singapore Airlines Ltd.	26,100	112,687
Turk Hava Yollari AO (a)	5,581	34,532
		701,556
Passenger Ground Transportation - 0.0% *
Grab Holdings Ltd., Class A (a)	22,300	67,123
Localiza Rent a Car SA	7,954	83,772
Localiza Rent a Car SA (a)	35	90
		150,985
Personal Care Products - 0.4%
Amorepacific Corp.	276	29,131
Beiersdorf AG	1,785	232,623
By-health Co. Ltd., Class A	1,000	3,104
Colgate-Palmolive India Ltd.	970	17,811
Dabur India Ltd.	6,264	41,593
Godrej Consumer Products Ltd. (a)	4,487	52,960
Hengan International Group Co. Ltd.	5,980	27,699
Hindustan Unilever Ltd.	8,324	259,953
Kao Corp.	8,300	322,315
Kobayashi Pharmaceutical Co. Ltd.	1,100	67,116
Kose Corp.	700	83,004
LG H&H Co. Ltd.	90	41,580
L'Oreal SA	4,351	1,947,708
Natura & Co. Holding SA	8,400	21,869
Proya Cosmetics Co. Ltd., Class A	280	7,419
Shiseido Co. Ltd.	7,100	332,083
Unilever PLC	45,652	2,371,108
		5,859,076

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Pharmaceuticals - 1.4%
Aspen Pharmacare Holdings Ltd.	4,082	$42,356
Astellas Pharma, Inc.	32,700	463,480
AstraZeneca PLC	27,892	3,873,486
Asymchem Laboratories Tianjin Co. Ltd., Class A	232	4,504
Aurobindo Pharma Ltd.	3,446	21,777
Bayer AG	17,581	1,125,122
Betta Pharmaceuticals Co. Ltd., Class A	600	5,144
Celltrion Pharm, Inc. (a)	226	14,495
Changchun High & New Technology Industry Group, Inc., Class A	300	7,139
China Medical System Holdings Ltd.	15,000	23,666
China Resources Pharmaceutical Group Ltd. (e)	17,000	13,451
China Traditional Chinese Medicine Holdings Co. Ltd.	30,000	15,717
Chugai Pharmaceutical Co. Ltd.	11,900	293,147
Cipla Ltd.	5,279	57,940
CSPC Pharmaceutical Group Ltd.	90,000	88,228
Daiichi Sankyo Co. Ltd.	31,400	1,142,687
Dong-E-E-Jiao Co. Ltd., Class A	400	3,089
Dr Reddy's Laboratories Ltd.	1,264	71,275
Eisai Co. Ltd.	4,500	254,993
Hanmi Pharm Co. Ltd.	84	16,558
Hansoh Pharmaceutical Group Co. Ltd. (e)	12,000	20,802
Hikma Pharmaceuticals PLC	2,821	58,607
Humanwell Healthcare Group Co. Ltd., Class A	2,200	8,576
Hypera SA	4,200	31,229
Ipsen SA	729	80,416
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	4,620	28,803
Kalbe Farma Tbk PT	246,000	34,477
Kyowa Kirin Co. Ltd.	4,700	102,365
Lupin Ltd.	2,072	16,373
Merck KGaA	2,303	430,131
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	520	1,236
Nippon Shinyaku Co. Ltd.	1,000	44,021
Novartis AG	38,946	3,581,444
Novo Nordisk AS, Class B	29,794	4,740,754
Ono Pharmaceutical Co. Ltd.	7,100	147,601
Orion Oyj, Class B	1,855	83,064
Otsuka Holdings Co. Ltd.	6,900	218,554
Recordati Industria Chimica e Farmaceutica SpA	1,806	76,530
Richter Gedeon Nyrt	1,415	29,566
Scilex Holding Co. (a)	1,832	15,022
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,500	12,794
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,500	7,086
Shionogi & Co. Ltd.	4,700	211,494
Sino Biopharmaceutical Ltd.	105,000	58,852
SK Biopharmaceuticals Co. Ltd. (a)	382	18,615
	Number of Shares	Fair Value
Sun Pharmaceutical Industries Ltd.	9,714	$116,396
Takeda Pharmaceutical Co. Ltd.	26,900	881,400
Teva Pharmaceutical Industries Ltd. ADR (a)	19,600	173,460
Torrent Pharmaceuticals Ltd.	1,128	21,128
UCB SA	2,234	200,025
Yuhan Corp.	545	21,218
Yunnan Baiyao Group Co. Ltd., Class A	1,400	11,151
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	16,559
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,600	7,637
Zhejiang NHU Co. Ltd., Class A	2,592	6,775
		19,052,415
Precious Metals & Minerals - 0.0% *
Alrosa PJSC (a)(d)**	46,308	—
Anglo American Platinum Ltd.	537	28,929
Impala Platinum Holdings Ltd.	8,611	79,538
Industrias Penoles SAB de CV (a)	1,400	20,609
Northam Platinum Holdings Ltd. (a)	3,073	25,072
Sibanye Stillwater Ltd.	28,647	59,359
		213,507
Property & Casualty Insurance - 0.2%
Admiral Group PLC	3,513	88,419
DB Insurance Co. Ltd.	393	22,610
Fairfax Financial Holdings Ltd.	403	267,653
ICICI Lombard General Insurance Co. Ltd. (e)	2,136	27,839
Insurance Australia Group Ltd.	48,441	152,774
Intact Financial Corp.	3,117	445,480
MS&AD Insurance Group Holdings, Inc.	7,600	234,973
People's Insurance Co. Group of China Ltd., Class H	97,000	32,367
People's Insurance Co. Group of China Ltd., Class A	10,900	8,260
PICC Property & Casualty Co. Ltd., Class H	70,000	71,407
QBE Insurance Group Ltd.	26,321	258,197
Samsung Fire & Marine Insurance Co. Ltd.	307	48,528
Sompo Holdings, Inc.	5,500	217,422
Suncorp Group Ltd.	22,307	181,600
Tokio Marine Holdings, Inc.	32,800	629,740
Tryg AS	6,324	138,536
		2,825,805
Publishing - 0.0% *
China Literature Ltd. (a)(e)	4,400	22,722
Saudi Research & Media Group (a)	353	18,590
		41,312
Rail Transportation - 0.3% *
Aurizon Holdings Ltd.	31,704	71,548
BTS Group Holdings PCL NVDR	76,426	15,894
Canadian National Railway Co.	10,300	1,213,685

See Notes to Schedule of Investments.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Canadian Pacific Railway Ltd.	16,700	$1,284,198
Central Japan Railway Co.	2,600	309,497
Container Corp. Of India Ltd.	2,897	20,501
Daqin Railway Co. Ltd., Class A	9,300	9,747
East Japan Railway Co.	5,400	298,137
Hankyu Hanshin Holdings, Inc.	4,500	133,118
Keio Corp.	2,200	77,070
Keisei Electric Railway Co. Ltd.	2,200	67,605
Kintetsu Group Holdings Co. Ltd.	3,000	96,413
MTR Corp. Ltd.	30,500	147,201
Odakyu Electric Railway Co. Ltd.	6,200	80,473
Rumo SA	14,100	52,420
Tobu Railway Co. Ltd.	3,300	78,817
Tokyu Corp.	9,300	123,510
West Japan Railway Co.	3,900	160,267
		4,240,101
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	7,000	22,989
China Evergrande Group (a)(d)	87,000	4,572
China Jinmao Holdings Group Ltd.	64,972	12,648
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	3,800	7,516
China Overseas Land & Investment Ltd.	40,000	96,499
China Resources Land Ltd.	32,000	145,722
China Vanke Co. Ltd., Class H	17,000	26,825
China Vanke Co. Ltd., Class A	300	663
CK Asset Holdings Ltd.	35,086	212,713
Country Garden Holdings Co. Ltd.	76,298	21,423
Dar Al Arkan Real Estate Development Co. (a)	5,114	21,951
Emaar Economic City (a)	5,150	11,087
Emaar Properties PJSC	66,748	101,991
Gemdale Corp., Class A	1,500	1,829
Godrej Properties Ltd. (a)	1,425	17,943
Greentown China Holdings Ltd.	8,000	10,354
Henderson Land Development Co. Ltd.	25,000	86,494
Land & Houses PCL NVDR	96,731	27,889
Longfor Group Holdings Ltd. (e)	17,968	50,676
Poly Developments & Holdings Group Co. Ltd., Class A	7,100	14,586
Ruentex Development Co. Ltd.	16,500	19,216
Seazen Holdings Co. Ltd., Class A (a)	1,400	3,322
Shimao Group Holdings Ltd. (a)(d)	16,102	2,267
Sino Land Co. Ltd.	60,272	81,507
Sunac China Holdings Ltd. (a)(d)	59,000	8,606
Yuexiu Property Co. Ltd.	13,063	19,751
		1,031,039
Real Estate Operating Companies - 0.1%
Aroundtown SA	23,282	33,342
Azrieli Group Ltd.	711	40,801
	Number of Shares	Fair Value
Capitaland Investment Ltd.	45,600	$126,637
Central Pattana PCL NVDR	21,078	42,446
China Resources Mixc Lifestyle Services Ltd. (e)	7,200	37,856
Country Garden Services Holdings Co. Ltd.	20,715	35,714
Fastighets AB Balder, Class B (a)	14,275	58,703
Greentown Service Group Co. Ltd.	20,000	12,617
Hang Lung Properties Ltd.	43,000	80,462
Hongkong Land Holdings Ltd.	21,600	95,028
Hulic Co. Ltd.	6,500	53,338
LEG Immobilien SE	1,278	70,360
Mabanee Co. KPSC	7,055	16,790
NEPI Rockcastle NV	5,303	30,878
Sagax AB, Class B	3,688	85,087
SM Prime Holdings, Inc.	111,600	67,524
Swire Properties Ltd.	19,800	50,959
Swiss Prime Site AG	1,501	125,011
Vonovia SE	12,705	239,727
Wharf Real Estate Investment Co. Ltd.	31,000	178,477
		1,481,757
Real Estate Services - 0.0% *
China Overseas Property Holdings Ltd.	15,000	18,300
FirstService Corp.	800	112,568
KE Holdings, Inc. ADR (a)	6,700	126,228
		257,096
Regional Banks - 0.1%
AU Small Finance Bank Ltd. (e)	1,512	10,697
Bandhan Bank Ltd. (a)(e)	7,685	18,373
Bank of Chengdu Co. Ltd., Class A	400	790
Bank of Hangzhou Co. Ltd., Class A	5,547	9,380
Bank of Jiangsu Co. Ltd., Class A	7,000	7,165
Bank of Nanjing Co. Ltd., Class A	5,600	7,308
Bank of Ningbo Co. Ltd., Class A	4,756	18,904
Banque Cantonale Vaudoise	510	48,200
Chiba Bank Ltd.	9,000	57,951
Concordia Financial Group Ltd.	18,700	68,764
First BanCorp	8,218	93,850
OFG Bancorp	2,070	51,626
Popular, Inc.	852	48,913
Resona Holdings, Inc.	38,100	183,365
Shizuoka Financial Group, Inc.	8,500	60,893
		686,179
Reinsurance - 0.1%
Hannover Rueck SE	1,066	208,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,505	877,412
RenaissanceRe Holdings Ltd.	500	100,170
SiriusPoint Ltd. (a)	4,163	33,845
		1,220,290

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Renewable Electricity - 0.0% *
Adani Green Energy Ltd. (a)	3,339	$35,847
China Longyuan Power Group Corp. Ltd., Class H	35,000	39,928
China Three Gorges Renewables Group Co. Ltd., Class A	19,800	15,812
China Yangtze Power Co. Ltd., Class A	14,300	44,225
Corp. ACCIONA Energias Renovables SA	1,103	42,853
EDP Renovaveis SA	4,923	112,969
Energy Absolute PCL NVDR	17,020	37,865
Engie Brasil Energia SA	2,033	16,107
Meridian Energy Ltd.	22,207	73,098
Northland Power, Inc.	4,766	119,313
Terna Energy SA	583	12,443
		550,460
Research & Consulting Services - 0.2%
BayCurrent Consulting, Inc.	2,600	107,692
Bureau Veritas SA	5,173	148,900
Intertek Group PLC	2,836	142,368
Nihon M&A Center Holdings, Inc.	6,300	47,109
RELX PLC	34,275	1,112,626
SGS SA	113	249,632
Thomson Reuters Corp.	3,018	392,127
Wolters Kluwer NV	4,597	581,352
		2,781,806
Restaurants - 0.2%
Compass Group PLC	31,401	790,979
Delivery Hero SE (a)(e)	3,367	115,071
Haidilao International Holding Ltd. (a)(e)	12,000	32,522
Jiumaojiu International Holdings Ltd. (e)	7,000	16,641
Jollibee Foods Corp.	5,060	20,859
Jubilant Foodworks Ltd.	4,745	25,486
Just Eat Takeaway.com NV (a)(e)	3,139	60,009
McDonald's Holdings Co. Japan Ltd.	1,500	62,214
Meituan, Class B (a)(e)	51,207	929,003
Restaurant Brands International, Inc.	5,200	348,613
Sodexo SA	1,556	152,249
Yum China Holdings, Inc.	4,200	266,238
Zomato Ltd. (a)	30,179	18,872
		2,838,756
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	104,259	155,641
Japan Metropolitan Fund Invest	121	88,151
Klepierre SA	3,742	84,992
Link REIT	44,868	288,510
Mapletree Pan Asia Commercial Trust	39,946	54,210
RioCan Real Estate Investment Trust	3,100	46,706
Scentre Group	91,524	169,748
Unibail-Rodamco-Westfield (a)	2,315	124,785
Vicinity Ltd.	75,271	98,634
		1,111,377
	Number of Shares	Fair Value
Security & Alarm Services - 0.0% *
S-1 Corp.	184	$7,820
Secom Co. Ltd.	3,700	227,482
Securitas AB, Class B	8,468	75,397
		310,699
Semiconductor Materials & Equipment - 0.6%
Advanced Micro-Fabrication Equipment, Inc. China, Class A (a)	339	7,308
Advantest Corp.	3,300	305,207
ASM International NV	833	338,723
ASML Holding NV	7,255	4,952,794
Daqo New Energy Corp. ADR (a)	500	23,420
Disco Corp.	1,500	174,084
Flat Glass Group Co. Ltd., Class H	4,000	11,441
Flat Glass Group Co. Ltd., Class A	1,700	8,498
GCL Technology Holdings Ltd. (a)	200,000	51,764
Globalwafers Co. Ltd.	2,000	34,188
Hangzhou First Applied Material Co. Ltd., Class A	980	8,384
Kulicke & Soffa Industries, Inc.	2,532	133,411
Lasertec Corp.	1,400	248,162
NAURA Technology Group Co. Ltd., Class A	300	11,649
Shenzhen SC New Energy Technology Corp., Class A	100	1,667
SUMCO Corp.	6,100	91,551
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,800	12,691
Tokyo Electron Ltd.	8,100	987,203
Xinyi Solar Holdings Ltd.	49,985	59,922
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	300	2,863
		7,464,930
Semiconductors - 0.6%
Allegro MicroSystems, Inc. (a)	700	33,593
ASE Technology Holding Co. Ltd.	35,000	129,887
eMemory Technology, Inc.	1,000	61,558
GigaDevice Semiconductor, Inc., Class A	560	9,979
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,100	5,938
Hua Hong Semiconductor Ltd. (a)(e)	6,000	26,603
Inari Amertron Bhd	28,200	15,830
indie Semiconductor, Inc., Class A (a)	4,910	51,800
Infineon Technologies AG	23,355	960,801
Ingenic Semiconductor Co. Ltd., Class A	600	7,791
JA Solar Technology Co. Ltd., Class A	1,120	9,330
JCET Group Co. Ltd., Class A	2,000	9,470
LONGi Green Energy Technology Co. Ltd., Class A (a)	4,736	27,886
MediaTek, Inc.	15,000	388,892
Montage Technology Co. Ltd., Class A	361	3,665
Nanya Technology Corp.	15,000	32,900

See Notes to Schedule of Investments.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Novatek Microelectronics Corp.	5,886	$83,643
Powerchip Semiconductor Manufacturing Corp.	27,000	29,497
Realtek Semiconductor Corp.	5,040	64,332
Renesas Electronics Corp. (a)	20,900	301,932
Rohm Co. Ltd.	1,700	141,354
SG Micro Corp., Class A	150	3,396
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	3,000	11,086
Silergy Corp.	2,888	45,852
SK Hynix, Inc.	5,527	378,240
SK Square Co. Ltd. (a)	1,068	32,783
StarPower Semiconductor Ltd., Class A	100	4,005
STMicroelectronics NV	12,204	651,443
Taiwan Semiconductor Manufacturing Co. Ltd.	249,557	4,373,388
Tianshui Huatian Technology Co. Ltd., Class A	700	1,032
Tongwei Co. Ltd., Class A	3,300	18,710
Tower Semiconductor Ltd. (a)	1,888	80,380
Trina Solar Co. Ltd., Class A	1,600	12,130
Unigroup Guoxin Microelectronics Co. Ltd., Class A	419	6,782
United Microelectronics Corp. (a)	120,000	209,992
Vanguard International Semiconductor Corp.	8,330	26,648
Will Semiconductor Co. Ltd. Shanghai, Class A	540	7,185
Win Semiconductors Corp.	4,000	24,108
Winbond Electronics Corp.	28,000	24,499
		8,308,340
Silver - 0.0% *
Pan American Silver Corp.	6,500	118,439
Soft Drinks & Non-alcoholic Beverages - 0.1%
Arca Continental SAB de CV	4,500	40,783
Carabao Group PCL NVDR	1,735	4,873
Coca-Cola Europacific Partners PLC	3,700	219,003
Coca-Cola Femsa SAB de CV	5,315	42,603
Coca-Cola HBC AG (a)	3,918	107,504
Fomento Economico Mexicano SAB de CV	19,700	187,442
Nongfu Spring Co. Ltd., Class H (e)	18,200	104,937
Suntory Beverage & Food Ltd.	2,400	89,185
Varun Beverages Ltd.	2,000	33,840
		830,170
Specialized Consumer Services - 0.0% *
OneSpaWorld Holdings Ltd. (a)	2,988	35,826
Specialized Finance - 0.0% *
Banco Latinoamericano de Comercio Exterior SA Class E	1,257	21,847
Chailease Holding Co. Ltd.	14,805	108,881
Element Fleet Management Corp.	7,700	100,990
Far East Horizon Ltd.	23,000	20,654
Mitsubishi HC Capital, Inc.	11,300	58,212
		310,584
	Number of Shares	Fair Value
Specialty Chemicals - 0.4%
Akzo Nobel NV	3,219	$252,226
Arkema SA	1,173	116,027
Asian Paints Ltd.	3,882	130,791
Chengxin Lithium Group Co. Ltd., Class A	500	2,513
Chr Hansen Holding AS	2,071	157,836
Clariant AG (a)	3,686	61,242
Covestro AG (e)	3,394	140,809
Croda International PLC	2,468	198,820
Dongyue Group Ltd.	17,000	17,571
EMS-Chemie Holding AG	136	112,594
Evonik Industries AG	3,620	76,299
Ganfeng Lithium Group Co. Ltd., Class A	940	9,113
Ganfeng Lithium Group Co. Ltd., Class H (e)	3,640	22,682
Givaudan SA	165	537,863
Hoshine Silicon Industry Co. Ltd., Class A	200	2,420
Johnson Matthey PLC	3,169	77,872
JSR Corp.	3,061	72,240
Koninklijke DSM NV	3,112	368,950
Nippon Paint Holdings Co. Ltd.	16,300	152,908
Nitto Denko Corp.	2,500	161,420
Novozymes AS, Class B	3,610	185,188
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,240	9,032
Shenzhen Capchem Technology Co. Ltd., Class A	180	1,283
Shin-Etsu Chemical Co. Ltd.	33,500	1,084,870
Sika AG	2,610	733,215
SK IE Technology Co. Ltd. (a)(e)	261	14,401
Symrise AG	2,354	256,632
Tianqi Lithium Corp., Class A (a)	700	7,711
Umicore SA	4,105	139,497
Wanhua Chemical Group Co. Ltd., Class A	2,000	27,894
Zhejiang Yongtai Technology Co. Ltd., Class A	600	1,831
		5,133,750
Steel - 0.2%
ArcelorMittal SA	9,346	283,658
Baoshan Iron & Steel Co. Ltd., Class A	10,700	9,722
BlueScope Steel Ltd.	9,068	122,977
China Steel Corp.	122,000	123,947
Cia Siderurgica Nacional SA	6,300	19,185
Eregli Demir ve Celik Fabrikalari TAS (a)	12,313	22,765
Fortescue Metals Group Ltd.	30,173	454,430
Hyundai Steel Co.	790	21,118
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	42,400	11,680
JFE Holdings, Inc.	8,600	108,897
Jindal Steel & Power Ltd.	4,252	28,374
JSW Steel Ltd.	7,366	61,850
Kumba Iron Ore Ltd.	476	12,078
Nippon Steel Corp.	14,400	338,770
Novolipetsk Steel PJSC GDR (a)(d)**	2,290	—
Novolipetsk Steel PJSC (a)(d)**	4,980	—

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (a)	10,100	$7,263
POSCO Holdings, Inc.	794	224,639
Severstal PAO GDR (a)(d)**	3,070	—
Severstal PAO (a)(d)**	695	—
Shanxi Meijin Energy Co. Ltd., Class A	3,500	4,685
Shanxi Taigang Stainless Steel Co. Ltd., Class A	6,700	4,238
Tata Steel Ltd.	74,240	94,839
Vale SA	38,740	613,468
voestalpine AG	1,997	68,026
YongXing Special Materials Technology Co. Ltd., Class A	200	2,454
		2,639,063
Systems Software - 0.0% *
360 Security Technology, Inc., Class A	4,700	11,970
Check Point Software Technologies Ltd. (a)	1,803	234,390
Oracle Corp. Japan	637	45,896
Sangfor Technologies, Inc., Class A	300	6,473
Tata Elxsi Ltd.	366	26,650
TOTVS SA	4,738	26,315
Trend Micro, Inc.	2,600	127,255
		478,949
Technology Distributors - 0.0% *
Synnex Technology International Corp.	13,178	26,588
Unisplendour Corp. Ltd., Class A	3,100	13,246
WPG Holdings Ltd.	15,938	26,334
		66,168
Technology Hardware, Storage & Peripherals - 0.3%
Acer, Inc.	26,000	24,098
Advantech Co. Ltd.	4,000	48,935
Asustek Computer, Inc.	7,053	63,280
Brother Industries Ltd.	4,000	60,121
Canon, Inc.	17,800	395,465
Catcher Technology Co. Ltd.	7,000	43,759
Compal Electronics, Inc.	42,225	35,068
FUJIFILM Holdings Corp.	6,415	324,874
Inventec Corp.	25,249	26,539
Lenovo Group Ltd.	74,000	80,172
Lite-On Technology Corp. ADR	19,693	47,404
Logitech International SA	3,051	178,349
Micro-Star International Co. Ltd.	6,000	28,519
Ninestar Corp., Class A	1,200	7,842
Pegatron Corp.	23,251	53,353
Quanta Computer, Inc.	27,507	80,583
Ricoh Co. Ltd.	10,600	79,324
Samsung Electronics Co. Ltd.	48,341	2,390,509
Seiko Epson Corp.	5,900	84,100
Shenzhen Transsion Holdings Co. Ltd., Class A	350	5,162
Wiwynn Corp.	1,000	37,101
Xiaomi Corp., Class B (a)(e)	154,600	237,920
		4,332,477
	Number of Shares	Fair Value
Textiles - 0.0% *
Eclat Textile Co. Ltd.	2,000	$32,656
Tires & Rubber - 0.1%
Balkrishna Industries Ltd.	655	15,595
Bridgestone Corp.	10,196	413,209
Cheng Shin Rubber Industry Co. Ltd.	20,000	24,050
Cie Generale des Etablissements Michelin SCA	12,075	369,776
Hankook Tire & Technology Co. Ltd.	729	19,499
MRF Ltd.	20	20,485
Sailun Group Co. Ltd., Class A	2,300	3,627
Shandong Linglong Tyre Co. Ltd., Class A	1,500	4,273
		870,514
Tobacco - 0.2%
British American Tobacco PLC	38,336	1,346,950
Imperial Brands PLC	15,940	367,398
ITC Ltd.	30,240	141,489
Japan Tobacco, Inc.	21,400	450,974
KT&G Corp.	1,149	73,844
Smoore International Holdings Ltd. (e)	19,000	24,323
		2,404,978
Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	2,885	61,735
AerCap Holdings NV (a)	2,900	163,067
Ashtead Group PLC	7,832	482,034
BOC Aviation Ltd. (e)	2,700	20,938
Brenntag SE	2,732	205,970
Bunzl PLC	5,978	226,326
IMCD NV	1,004	164,465
ITOCHU Corp.	21,205	688,937
Marubeni Corp.	27,500	373,107
Mitsubishi Corp.	22,400	803,071
Mitsui & Co. Ltd.	25,600	796,059
MonotaRO Co. Ltd.	5,200	65,342
Reece Ltd.	3,780	44,387
Sichuan New Energy Power Co. Ltd. (a)	800	1,859
Sumitomo Corp.	20,000	353,468
Textainer Group Holdings Ltd.	1,928	61,908
Toromont Industries Ltd.	1,500	122,951
Toyota Tsusho Corp.	3,700	157,384
Triton International Ltd.	2,644	167,154
		4,960,162
Transaction & Payment Processing Services - 0.1%
Adyen NV (a)(e)	387	617,765
Edenred	4,427	262,482
EVERTEC, Inc.	2,695	90,956
GMO Payment Gateway, Inc.	900	77,735
Nexi SpA (a)(e)	10,218	83,193
Nuvei Corp. (a)(e)	1,100	47,858
StoneCo Ltd., Class A (a)	12,604	120,242
Worldline SA (a)(e)	4,222	179,751
		1,479,982
Water Utilities - 0.0% *
Beijing Enterprises Water Group Ltd.	50,000	12,494

See Notes to Schedule of Investments.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,500	$34,936
Guangdong Investment Ltd.	32,000	32,735
Severn Trent PLC	4,427	157,623
United Utilities Group PLC	12,003	157,452
		395,240
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	12,507	77,582
America Movil SAB de CV	280,700	294,287
Axiata Group Bhd	32,600	22,298
Bharti Airtel Ltd.	22,524	205,408
CELCOMDIGI BHD	27,800	27,380
China United Network Communications Ltd., Class A	14,400	11,369
Etihad Etisalat Co.	4,492	49,527
Far EasTone Telecommunications Co. Ltd.	16,000	39,542
Intouch Holdings PCL NVDR	5,600	12,135
Intouch Holdings PCL	6,200	13,417
KDDI Corp.	29,108	895,501
Maxis Bhd	27,100	25,407
Mobile Telecommunications Co. KSCP	22,097	38,980
Mobile Telecommunications Co. Saudi Arabia (a)	4,457	15,477
Mobile TeleSystems PJSC ADR (a)(d)**	6,600	—
Mobile TeleSystems PJSC (d)**	3,970	—
MTN Group Ltd. (a)	17,502	125,834
PLDT, Inc.	960	25,140
Rogers Communications, Inc., Class B	6,300	291,596
SoftBank Corp.	51,300	590,795
SoftBank Group Corp.	21,600	847,162
Taiwan Mobile Co. Ltd.	17,946	59,546
Tele2 AB, Class B	9,875	98,376
TELUS Corp.	221	4,381
TIM SA	10,600	26,300
Turkcell Iletisim Hizmetleri AS	8,295	13,870
Vodacom Group Ltd.	6,504	44,737
Vodafone Group PLC	465,050	514,181
		4,370,228
Total Common Stock (Cost $350,648,939)		354,756,690
Preferred Stock - 0.2%
Automobile Manufacturers - 0.1%
Bayerische Motoren Werke AG 6.18%	1,159	118,684
Dr Ing hc F Porsche AG (a)	2,019	259,603
Hyundai Motor Co. 7.41%	417	30,803
Hyundai Motor Co. 7.47%	29	2,108
Porsche Automobil Holding SE 4.84%	2,695	154,990
Volkswagen AG 21.22%	3,308	452,262
		1,018,450
Commodity Chemicals - 0.0% *
LG Chem Ltd. 3.24%	89	21,325
Diversified Banks - 0.1%
Banco Bradesco SA 7.64%	54,021	140,320
	Number of Shares	Fair Value
Bancolombia SA 11.05%	4,359	$27,299
Itau Unibanco Holding SA 5.12%	49,000	239,093
Itausa SA 5.58%	54,538	88,418
		495,130
Diversified Capital Markets - 0.0% *
Banco BTG Pactual SA 3.12%	4	4
Electric Utilities - 0.0% *
Centrais Eletricas Brasileiras SA 4.45%	2,600	18,604
Cia Energetica de Minas Gerais 12.61%	14,729	33,233
		51,837
Fertilizers & Agricultural Chemicals - 0.0% *
Sociedad Quimica y Minera de Chile SA 10.63%	1,519	122,717
Household Products - 0.0% *
Henkel AG & Co. KGaA 2.58%	3,156	247,350
Integrated Oil & Gas - 0.0% *
Petroleo Brasileiro SA 44.87%	48,200	222,926
Surgutneftegas PJSC 14.99% (d)**	115,200	—
		222,926
Life Sciences Tools & Services - 0.0% *
Sartorius AG 0.37%	430	181,552
Steel - 0.0% *
Gerdau SA 14.42%	12,180	60,753
Technology Hardware, Storage & Peripherals - 0.0% *
Samsung Electronics Co. Ltd. 2.01%	8,329	346,608
Total Preferred Stock (Cost $2,932,048)		2,768,652
Warrants - 0.0% *
Rail Transportation - 0.0% *
BTS Group Holdings PCL (expiring 07/11/24) (a)	9,760	28
BTS Group Holdings PCL (expiring 11/20/26) (a)	19,520	92
Total Warrants (Cost $0)		120
Total Foreign Equity (Cost $353,580,987)		357,525,462

	Principal Amount
Bonds and Notes - 14.8%
U.S. Treasuries - 8.7%
U.S. Treasury Bonds
1.25% 05/15/50	$200,000	116,312
1.63% 11/15/50	200,000	128,344
1.88% 02/15/51 - 11/15/51	575,000	392,359
2.00% 02/15/50 - 08/15/51	1,000,000	706,359
2.25% 08/15/46 - 02/15/52	715,000	537,442
2.38% 11/15/49 - 05/15/51	665,000	512,291
2.50% 02/15/45 - 05/15/46	485,000	386,151
2.75% 11/15/42 - 11/15/47	675,000	563,649
2.88% 08/15/45 - 05/15/52	1,135,000	970,344
3.00% 11/15/44 - 08/15/52	2,350,000	2,051,953
3.13% 02/15/43 - 05/15/48	800,000	715,906
3.38% 08/15/42 - 11/15/48	825,000	772,231

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
3.63% 02/15/44 - 02/15/53	$465,000	$458,077
3.88% 02/15/43	125,000	126,113
4.00% 11/15/42 - 11/15/52	1,175,000	1,225,074
4.25% 05/15/39 - 11/15/40	200,000	215,140
4.38% 02/15/38 - 05/15/40	200,000	218,516
4.50% 02/15/36	100,000	111,094
4.63% 02/15/40	100,000	112,437
5.25% 02/15/29	200,000	216,719
5.50% 08/15/28	200,000	217,594
6.00% 02/15/26	427,000	450,652
6.13% 08/15/29	200,000	228,219
6.38% 08/15/27	200,000	221,172
7.63% 02/15/25	200,000	212,312
U.S. Treasury Inflation-Indexed Bonds
0.13% 02/15/51 - 02/15/52	1,761,153	1,221,532
0.25% 02/15/50	878,337	637,586
0.63% 02/15/43	780,546	658,604
0.75% 02/15/42 - 02/15/45	2,388,624	2,059,147
0.88% 02/15/47	842,540	728,719
1.00% 02/15/46 - 02/15/49	1,855,938	1,652,794
1.38% 02/15/44	1,103,672	1,068,476
1.50% 02/15/53	503,095	511,226
1.75% 01/15/28	749,465	767,435
2.00% 01/15/26	753,470	764,938
2.13% 02/15/40 - 02/15/41	1,304,249	1,439,524
2.38% 01/15/25 - 01/15/27	2,511,090	2,567,358
2.50% 01/15/29	1,044,810	1,119,285
3.38% 04/15/32	421,258	498,215
3.63% 04/15/28	980,087	1,094,549
3.88% 04/15/29	1,182,597	1,363,267
U.S. Treasury Inflation-Indexed Notes
0.13% 07/15/24 - 01/15/32	26,742,968	25,371,519
0.25% 01/15/25 - 07/15/29	4,054,985	3,911,048
0.38% 07/15/25 - 07/15/27	6,027,106	5,849,053
0.50% 04/15/24 - 01/15/28	3,326,783	3,240,523
0.63% 01/15/26 - 07/15/32	4,555,469	4,397,672
0.75% 07/15/28	1,769,422	1,735,871
0.88% 01/15/29	1,385,888	1,361,993
1.13% 01/15/33	1,606,954	1,602,924
1.63% 10/15/27	2,094,969	2,136,385
U.S. Treasury Notes
0.25% 05/31/25 - 09/30/25	2,000,000	1,836,610
0.38% 08/15/24 - 09/30/27	2,100,000	1,899,464
0.50% 03/31/25 - 02/28/26	1,000,000	920,762
0.63% 11/30/27 - 08/15/30	1,175,000	1,000,606
0.75% 03/31/26	500,000	457,500
0.88% 11/15/30	300,000	248,344
1.13% 02/28/25 - 02/15/31	1,425,000	1,255,891
1.25% 04/30/28 - 05/31/28	750,000	667,265
1.38% 01/31/25 - 12/31/28	850,000	789,593
1.50% 09/30/24 - 02/15/30	1,900,000	1,767,718
1.63% 02/15/26 - 08/15/29	300,000	276,071
1.75% 06/30/24 - 11/15/29	750,000	682,429
1.88% 06/30/26 - 02/15/32	1,100,000	997,172
2.00% 02/15/25 - 11/15/26	1,494,000	1,430,658
2.13% 09/30/24 - 05/31/26	800,000	769,183
2.25% 10/31/24 - 11/15/27	3,290,000	3,154,008
2.38% 08/15/24 - 05/15/29	1,950,000	1,838,805
2.50% 01/31/25	750,000	728,174
2.63% 12/31/25 - 07/31/29	1,350,000	1,284,586
2.75% 02/28/25 - 05/31/29	1,550,000	1,491,918
2.88% 11/30/25 - 05/15/32	2,280,000	2,199,317
3.00% 06/30/24 - 09/30/25	700,000	686,157
	Principal Amount	Fair Value
3.13% 08/15/25 - 08/31/29	$1,250,000	$1,221,211
3.25% 08/31/24 - 06/30/29	1,150,000	1,130,617
3.50% 01/31/28 - 02/15/33	1,650,000	1,647,059
3.63% 03/31/28 - 03/31/30	500,000	501,660
3.88% 03/31/25 - 11/30/29	2,025,000	2,049,795
4.00% 12/15/25 - 02/28/30	2,050,000	2,079,500
4.13% 10/31/27 - 11/15/32	1,075,000	1,117,133
4.25% 09/30/24 - 10/15/25	950,000	951,668
4.38% 10/31/24	750,000	750,850
4.50% 11/30/24	1,000,000	1,003,867
4.63% 02/28/25	250,000	252,432
		118,714,126
Agency Mortgage Backed - 2.8%
Federal Farm Credit Banks Funding Corp.
3.38% 08/26/24	250,000	246,552
Federal Home Loan Banks
1.88% 09/11/26	500,000	465,660
3.25% 11/16/28	125,000	121,689
Federal Home Loan Mortgage Corp.
1.50% 04/01/37 - 11/01/51	918,677	744,291
2.00% 01/01/37 - 03/01/52	2,938,569	2,450,598
2.50% 07/01/28 - 05/01/52	2,864,386	2,480,604
3.00% 07/01/30 - 06/01/51	1,613,244	1,494,908
3.50% 03/01/26 - 09/01/52	1,283,850	1,212,358
4.00% 06/01/42 - 08/01/48	406,190	396,703
4.50% 05/01/42 - 11/01/48	75,855	75,725
5.00% 10/01/52 - 12/01/52	220,910	222,342
5.50% 01/01/38 - 04/01/39	138,303	145,055
6.00% 06/01/37 - 11/01/37	127,686	135,331
6.25% 07/15/32	250,000	297,930
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.35% 01/25/33	100,000	100,904
Federal National Mortgage Association
1.50% 04/01/36 - 03/01/51	1,013,949	858,474
1.75% 07/02/24	225,000	217,069
2.00% 11/01/35 - 03/01/52	8,194,672	6,940,601
2.13% 04/24/26	200,000	189,936
2.50% 09/01/28 - 03/01/52	4,046,440	3,535,185
3.00% 04/01/30 - 05/01/52	3,308,873	3,049,191
3.50% 01/01/27 - 02/01/50	1,479,667	1,399,983
4.00% 10/01/41 - 08/01/52	1,396,033	1,357,924
4.50% 01/01/27 - 09/01/49	404,640	404,430
5.00% 12/01/39 - 02/01/53	627,018	628,352
5.50% 12/01/35 - 04/01/38	474,678	494,059
6.00% 03/01/34 - 08/01/37	624,017	659,281
Government National Mortgage Association
2.00% 10/20/50 - 04/20/52	2,098,148	1,784,645
2.50% 07/20/50 - 01/20/52	1,858,550	1,639,060
3.00% 10/15/42 - 12/20/50	1,661,669	1,532,885
3.50% 11/20/43 - 08/20/49	1,266,516	1,209,922
4.00% 12/20/40 - 10/20/52	848,245	830,222
4.50% 05/20/40 - 01/20/53	441,842	440,361
5.00% 08/15/41	471,568	485,258
Tennessee Valley Authority
3.50% 12/15/42	100,000	84,719
		38,332,207

See Notes to Schedule of Investments.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Agency Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.48% 04/25/30	$69,643	$58,257
1.56% 04/25/30	40,000	33,613
1.87% 01/25/30	58,333	50,333
3.78% 08/25/28	170,703	167,801
3.90% 04/25/28	100,000	98,561
Federal National Mortgage Association-Aces
1.27% 07/25/30	80,000	65,161
1.46% 03/25/31 (f)	145,000	117,608
1.67% 10/25/31 (f)	100,000	81,505
2.70% 02/25/26	161,496	154,326
3.06% 06/25/27 (f)	179,563	171,874
		999,039
Asset Backed - 0.1%
American Express Credit Account Master Trust
0.90% 11/15/26	184,000	172,611
BA Credit Card Trust
0.44% 09/15/26	9,000	8,553
Capital One Multi-Asset Execution Trust
3.49% 05/15/27	100,000	97,440
Carvana Auto Receivables Trust
1.64% 12/10/27	150,000	134,332
Discover Card Execution Note Trust
1.03% 09/15/28	81,000	72,229
Hyundai Auto Receivables Trust
0.74% 05/15/26	100,000	95,363
		580,528
Corporate Notes - 2.8%
3M Co.
3.38% 03/01/29	25,000	23,571
AbbVie, Inc.
2.95% 11/21/26	25,000	23,790
3.20% 05/14/26	50,000	48,270
3.80% 03/15/25	75,000	73,790
4.25% 11/14/28 - 11/21/49	60,000	54,612
4.30% 05/14/36	50,000	47,007
4.85% 06/15/44	50,000	47,741
4.88% 11/14/48	25,000	24,013
Activision Blizzard, Inc.
2.50% 09/15/50	50,000	33,422
Adobe, Inc.
3.25% 02/01/25	70,000	68,603
Advocate Health & Hospitals Corp.
3.39% 10/15/49	25,000	19,022
AEP Texas, Inc.
3.45% 05/15/51	35,000	25,630
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45% 04/03/26	250,000	239,790
Aflac, Inc.
2.88% 10/15/26	100,000	94,368
Agilent Technologies, Inc.
2.75% 09/15/29	25,000	22,405
Agree LP
4.80% 10/01/32	15,000	14,185
	Principal Amount	Fair Value
Air Lease Corp.
3.25% 10/01/29	$100,000	$87,660
Air Products & Chemicals, Inc.
2.05% 05/15/30	10,000	8,641
2.70% 05/15/40	25,000	19,103
Aircastle Ltd.
4.13% 05/01/24	20,000	19,550
Alabama Power Co.
3.45% 10/01/49	50,000	37,500
Albemarle Corp.
5.05% 06/01/32	25,000	24,463
Alexandria Real Estate Equities, Inc.
4.85% 04/15/49	50,000	43,417
Alibaba Group Holding Ltd.
4.00% 12/06/37	100,000	85,126
Allegion PLC
3.50% 10/01/29	15,000	13,572
Allina Health System
2.90% 11/15/51	10,000	6,546
Ally Financial, Inc.
8.00% 11/01/31	50,000	52,284
Alphabet, Inc.
0.80% 08/15/27	50,000	43,856
2.05% 08/15/50	50,000	31,759
2.25% 08/15/60	25,000	15,301
Altria Group, Inc.
5.80% 02/14/39	65,000	63,578
Amazon.com, Inc.
1.65% 05/12/28	50,000	44,271
2.10% 05/12/31	50,000	42,728
2.50% 06/03/50	75,000	50,769
3.00% 04/13/25	75,000	73,134
3.15% 08/22/27	50,000	47,993
3.30% 04/13/27	25,000	24,189
3.60% 04/13/32	25,000	23,707
3.95% 04/13/52	25,000	22,185
4.10% 04/13/62	25,000	22,000
4.25% 08/22/57	50,000	45,641
Amcor Flexibles North America, Inc.
4.00% 05/17/25	15,000	14,692
Ameren Illinois Co.
3.85% 09/01/32	50,000	47,329
America Movil SAB de CV
6.13% 03/30/40	100,000	108,148
American Airlines Pass-Through Trust
3.15% 08/15/33	41,864	36,400
American Express Co.
3.00% 10/30/24	100,000	97,528
3.38% 05/03/24	25,000	24,515
3.63% 12/05/24	50,000	48,786
American Express Co. (4.42% fixed rate until 08/03/32; 1.76% + SOFR thereafter)
4.42% 08/03/33 (f)	50,000	47,938
American Homes 4 Rent LP
3.63% 04/15/32	20,000	17,337
American Honda Finance Corp.
0.75% 08/09/24	50,000	47,391
American International Group, Inc.
2.50% 06/30/25	17,000	16,094
4.20% 04/01/28	75,000	73,178

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
American Tower Corp.
2.40% 03/15/25	$75,000	$71,146
3.13% 01/15/27	150,000	139,708
4.05% 03/15/32	10,000	9,153
American Water Capital Corp.
3.45% 06/01/29	50,000	46,963
4.00% 12/01/46	100,000	81,961
Ameriprise Financial, Inc.
4.50% 05/13/32	10,000	9,607
AmerisourceBergen Corp.
3.45% 12/15/27	50,000	47,488
Amgen, Inc.
3.35% 02/22/32	30,000	27,044
4.20% 03/01/33	25,000	23,966
4.56% 06/15/48	50,000	45,312
5.65% 06/15/42	100,000	103,540
Amphenol Corp.
4.35% 06/01/29	25,000	24,944
Analog Devices, Inc.
3.50% 12/05/26	75,000	72,776
Anheuser-Busch InBev Worldwide, Inc.
4.00% 04/13/28	55,000	54,215
8.00% 11/15/39	150,000	192,922
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31	50,000	40,434
2.60% 12/02/31	35,000	29,368
5.00% 09/12/32	50,000	50,433
Appalachian Power Co.
4.45% 06/01/45	100,000	85,410
4.50% 08/01/32	45,000	43,213
Apple, Inc.
0.55% 08/20/25	50,000	46,083
1.13% 05/11/25	50,000	46,917
1.70% 08/05/31	50,000	41,582
2.80% 02/08/61	50,000	34,058
3.45% 02/09/45	50,000	42,947
4.10% 08/08/62	25,000	22,308
4.38% 05/13/45	65,000	63,066
Applied Materials, Inc.
1.75% 06/01/30	75,000	62,998
Aptiv PLC/Aptiv Corp.
2.40% 02/18/25	20,000	19,041
4.15% 05/01/52	15,000	11,724
Arch Capital Finance LLC
5.03% 12/15/46	50,000	44,616
Archer-Daniels-Midland Co.
4.02% 04/16/43	50,000	44,410
Ares Capital Corp.
4.20% 06/10/24	100,000	96,815
Arizona Public Service Co.
4.25% 03/01/49	25,000	20,472
Arrow Electronics, Inc.
4.00% 04/01/25	40,000	38,840
Ascension Health
3.95% 11/15/46	50,000	43,333
Asian Development Bank
1.00% 04/14/26	50,000	45,909
1.88% 01/24/30	75,000	66,740
3.13% 09/26/28	25,000	24,261
6.22% 08/15/27	200,000	215,324
Asian Infrastructure Investment Bank
3.75% 09/14/27	100,000	99,294
	Principal Amount	Fair Value
Assurant, Inc.
4.90% 03/27/28	$50,000	$49,086
AstraZeneca PLC
4.00% 01/17/29	20,000	19,709
6.45% 09/15/37	50,000	58,965
AT&T, Inc.
2.25% 02/01/32	25,000	20,417
3.50% 06/01/41	50,000	39,466
3.65% 09/15/59	200,000	142,902
4.75% 05/15/46	50,000	45,003
Athene Holding Ltd.
3.50% 01/15/31	10,000	8,335
Atmos Energy Corp.
4.30% 10/01/48	50,000	44,363
5.45% 10/15/32	15,000	15,844
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25	50,000	48,763
Automatic Data Processing, Inc.
1.70% 05/15/28	20,000	17,860
AutoNation, Inc.
2.40% 08/01/31	50,000	38,405
AutoZone, Inc.
3.75% 04/18/29	50,000	47,019
AvalonBay Communities, Inc.
2.05% 01/15/32	35,000	28,140
3.90% 10/15/46	50,000	39,292
Baltimore Gas & Electric Co.
4.55% 06/01/52	5,000	4,554
Banco Santander SA (4.18% fixed rate until 03/24/27; 2.00% + 1 year CMT Rate thereafter)
4.18% 03/24/28 (f)	100,000	93,791
Bank of America Corp.
4.18% 11/25/27	50,000	48,360
5.00% 01/21/44	50,000	48,781
6.11% 01/29/37	100,000	105,473
Bank of America Corp. (2.57% fixed rate until 10/20/31; 1.21% + SOFR thereafter)
2.57% 10/20/32 (f)	25,000	20,436
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.19% + 3 month USD LIBOR thereafter)
2.88% 10/22/30 (f)	100,000	86,966
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.18% + 3 month USD LIBOR thereafter)
3.19% 07/23/30 (f)	50,000	44,416
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (f)	107,000	99,495
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (f)	50,000	44,988
Bank of America Corp. (4.38% fixed rate until 04/27/27; 1.58% + SOFR thereafter)
4.38% 04/27/28 (f)	50,000	48,477

See Notes to Schedule of Investments.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (4.83% fixed rate until 07/22/25; 1.75% + SOFR thereafter)
4.83% 07/22/26 (f)	$250,000	$247,007
Bank of Montreal
4.70% 09/14/27	25,000	24,832
Bank of New York Mellon Corp.
2.50% 01/26/32	25,000	20,665
3.85% 04/26/29	25,000	23,958
Bank of New York Mellon Corp. (4.41% fixed rate until 07/24/25; 1.35% + SOFR thereafter)
4.41% 07/24/26 (f)	25,000	24,722
Bank of Nova Scotia
1.95% 02/02/27	25,000	22,620
2.95% 03/11/27	50,000	46,672
4.50% 12/16/25	75,000	73,503
Banner Health
2.34% 01/01/30	75,000	64,866
Barclays PLC (3.56% fixed rate until 09/23/30; 2.90% + 5 year CMT Rate thereafter)
3.56% 09/23/35 (f)	100,000	78,545
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97% 05/16/29 (f)	100,000	96,455
Barclays PLC (5.09% fixed rate until 06/20/29; 3.05% + 3 month USD LIBOR thereafter)
5.09% 06/20/30 (f)	100,000	93,237
BAT Capital Corp.
3.98% 09/25/50	25,000	17,027
4.39% 08/15/37	50,000	40,812
Baxalta, Inc.
5.25% 06/23/45	75,000	73,785
Becton Dickinson & Co.
3.70% 06/06/27	66,000	63,796
4.30% 08/22/32	10,000	9,687
Bell Telephone Co. of Canada or Bell Canada
4.30% 07/29/49	30,000	25,688
Berkshire Hathaway Finance Corp.
2.88% 03/15/32	25,000	22,505
BHP Billiton Finance USA Ltd.
6.42% 03/01/26	150,000	156,937
Biogen, Inc.
4.05% 09/15/25	100,000	97,718
Black Hills Corp.
4.35% 05/01/33	30,000	27,552
BlackRock, Inc.
2.40% 04/30/30	20,000	17,560
3.25% 04/30/29	60,000	57,124
Boardwalk Pipelines LP
3.60% 09/01/32	25,000	21,548
Boeing Co.
3.20% 03/01/29	50,000	45,536
3.75% 02/01/50	25,000	18,876
5.71% 05/01/40	50,000	50,442
Booking Holdings, Inc.
3.60% 06/01/26	75,000	73,134
Boston Properties LP
2.55% 04/01/32	75,000	53,379
3.40% 06/21/29	50,000	40,791
	Principal Amount	Fair Value
Boston Scientific Corp.
4.55% 03/01/39	$50,000	$46,898
BP Capital Markets America, Inc.
2.72% 01/12/32	35,000	30,544
2.77% 11/10/50	25,000	16,831
3.94% 09/21/28	25,000	24,470
4.23% 11/06/28	50,000	49,556
BPCE SA
4.00% 04/15/24	50,000	49,085
Brandywine Operating Partnership LP
4.55% 10/01/29	25,000	18,656
Brighthouse Financial, Inc.
3.85% 12/22/51	50,000	31,896
Bristol-Myers Squibb Co.
3.40% 07/26/29	17,000	16,141
3.55% 03/15/42	15,000	12,781
4.13% 06/15/39	15,000	13,966
British Telecommunications PLC
9.63% 12/15/30	50,000	62,559
Brixmor Operating Partnership LP
3.90% 03/15/27	150,000	138,942
Broadcom, Inc.
3.50% 02/15/41 (e)	50,000	37,679
4.30% 11/15/32	25,000	22,975
Brookfield Corp.
4.00% 01/15/25	75,000	73,612
Brookfield Finance, Inc.
3.90% 01/25/28	50,000	46,319
Brown & Brown, Inc.
4.20% 03/17/32	15,000	13,515
Burlington Northern Santa Fe LLC
3.75% 04/01/24	50,000	49,314
5.40% 06/01/41	50,000	52,104
5.75% 05/01/40	75,000	80,761
California Institute of Technology
3.65% 09/01/19	20,000	14,071
Camden Property Trust
3.35% 11/01/49	10,000	7,375
4.10% 10/15/28	10,000	9,668
Campbell Soup Co.
2.38% 04/24/30	15,000	12,855
Canadian Imperial Bank of Commerce
3.60% 04/07/32	10,000	9,101
3.95% 08/04/25	25,000	24,378
Canadian National Railway Co.
2.95% 11/21/24	55,000	53,495
3.85% 08/05/32	25,000	23,760
Canadian Pacific Railway Co.
2.05% 03/05/30	20,000	16,996
2.90% 02/01/25	50,000	48,144
Capital One Financial Corp.
4.20% 10/29/25	75,000	70,122
Capital One Financial Corp. (2.62% fixed rate until 11/02/31; 1.27% + SOFR thereafter)
2.62% 11/02/32 (f)	25,000	19,235

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Capital One Financial Corp. (4.17% fixed rate until 05/09/24; 1.37% + SOFR thereafter)
4.17% 05/09/25 (f)	$50,000	$48,429
Capital One Financial Corp. (5.25% fixed rate until 07/26/29; 2.60% + SOFR thereafter)
5.25% 07/26/30 (f)	50,000	47,491
Cardinal Health, Inc.
3.50% 11/15/24	75,000	73,153
Carlisle Cos., Inc.
2.20% 03/01/32	50,000	38,844
Carrier Global Corp.
2.24% 02/15/25	65,000	62,049
2.49% 02/15/27	15,000	13,911
3.58% 04/05/50	25,000	18,926
Caterpillar Financial Services Corp.
2.85% 05/17/24	25,000	24,506
3.60% 08/12/27	50,000	48,932
Caterpillar, Inc.
3.25% 04/09/50	25,000	19,900
4.30% 05/15/44	75,000	71,772
CDW LLC/CDW Finance Corp.
2.67% 12/01/26	70,000	63,717
Celanese U.S. Holdings LLC
6.17% 07/15/27	25,000	25,274
Celulosa Arauco y Constitucion SA
3.88% 11/02/27	100,000	92,170
Cenovus Energy, Inc.
6.80% 09/15/37	50,000	53,117
CenterPoint Energy Houston Electric LLC
4.45% 10/01/32	50,000	49,547
4.50% 04/01/44	75,000	69,361
Charles Schwab Corp.
3.85% 05/21/25	50,000	48,078
4.63% 03/22/30	50,000	48,184
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 04/01/31	65,000	52,306
3.70% 04/01/51	25,000	15,963
4.91% 07/23/25	50,000	49,449
5.25% 04/01/53	25,000	20,214
6.38% 10/23/35	100,000	99,242
Cheniere Corpus Christi Holdings LLC
2.74% 12/31/39	55,000	45,106
Chubb INA Holdings, Inc.
3.15% 03/15/25	50,000	48,718
4.35% 11/03/45	50,000	45,971
Church & Dwight Co., Inc.
5.00% 06/15/52	25,000	24,741
CI Financial Corp.
4.10% 06/15/51	50,000	30,161
Cigna Group
2.40% 03/15/30	15,000	13,014
4.13% 11/15/25	75,000	73,844
4.38% 10/15/28	40,000	39,400
4.50% 02/25/26	50,000	49,762
4.80% 08/15/38	30,000	29,099
Cintas Corp. No. 2
3.45% 05/01/25	5,000	4,884
	Principal Amount	Fair Value
Cisco Systems, Inc.
2.50% 09/20/26	$25,000	$23,612
5.90% 02/15/39	50,000	56,434
Citigroup, Inc.
3.70% 01/12/26	150,000	145,344
3.88% 03/26/25	50,000	48,449
4.30% 11/20/26	100,000	96,890
4.75% 05/18/46	50,000	44,291
Citigroup, Inc. (2.52% fixed rate until 11/03/31; 1.18% + SOFR thereafter)
2.52% 11/03/32 (f)	35,000	28,600
Citigroup, Inc. (3.06% fixed rate until 01/25/32; 1.35% + SOFR thereafter)
3.06% 01/25/33 (f)	50,000	42,431
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (f)	50,000	44,835
Citigroup, Inc. (4.08% fixed rate until 04/23/28; 1.45% + 1-month Term SOFR)
4.08% 04/23/29 (f)	75,000	71,473
Citigroup, Inc. (4.91% fixed rate until 05/24/32; 2.09% + SOFR thereafter)
4.91% 05/24/33 (f)	50,000	49,004
Citizens Financial Group, Inc. (5.64% fixed rate until 05/21/32; 2.75% + 5 year CMT Rate thereafter)
5.64% 05/21/37 (f)	50,000	46,039
Clorox Co.
1.80% 05/15/30	50,000	41,366
CME Group, Inc.
2.65% 03/15/32	20,000	17,326
CNH Industrial Capital LLC
3.95% 05/23/25	10,000	9,754
CNOOC Finance 2014 ULC
4.25% 04/30/24	100,000	99,397
CNOOC Petroleum North America ULC
6.40% 05/15/37	25,000	27,784
Coca-Cola Co.
2.50% 06/01/40	45,000	34,534
Colgate-Palmolive Co.
3.25% 08/15/32	15,000	14,063
Comcast Corp.
2.94% 11/01/56	25,000	16,661
3.38% 08/15/25	50,000	48,858
3.55% 05/01/28	50,000	48,072
4.25% 10/15/30	100,000	97,980
4.60% 10/15/38	30,000	28,942
6.50% 11/15/35	50,000	57,308
Comerica, Inc.
4.00% 02/01/29	50,000	39,567
Commonwealth Edison Co.
4.60% 08/15/43	100,000	93,247
Conagra Brands, Inc.
4.30% 05/01/24	5,000	4,952
5.40% 11/01/48	75,000	73,473
ConocoPhillips
6.50% 02/01/39	50,000	58,397
Constellation Brands, Inc.
3.50% 05/09/27	25,000	24,100
3.75% 05/01/50	5,000	3,951
4.35% 05/09/27	50,000	49,359

See Notes to Schedule of Investments.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
5.25% 11/15/48	$15,000	$14,525
Consumers Energy Co.
4.05% 05/15/48	50,000	42,747
Continental Resources, Inc.
3.80% 06/01/24	85,000	83,260
Cooperatieve Rabobank UA
5.75% 12/01/43	100,000	101,717
Corning, Inc.
3.90% 11/15/49	25,000	19,303
Corp. Andina de Fomento
2.25% 02/08/27	50,000	45,848
Credit Suisse AG
3.63% 09/09/24	50,000	47,785
3.70% 02/21/25	75,000	71,191
Credit Suisse Group AG
4.88% 05/15/45	50,000	42,811
Crown Castle, Inc.
1.35% 07/15/25	50,000	46,102
2.90% 03/15/27	25,000	23,179
3.80% 02/15/28	25,000	23,749
5.20% 02/15/49	50,000	46,334
CSX Corp.
4.25% 03/15/29	50,000	49,355
6.22% 04/30/40	75,000	83,007
CubeSmart LP
4.38% 02/15/29	15,000	14,363
CVS Health Corp.
3.88% 07/20/25	50,000	49,103
Darden Restaurants, Inc.
4.55% 02/15/48	15,000	12,864
Dayton Power & Light Co.
3.95% 06/15/49	15,000	11,948
Deere & Co.
2.75% 04/15/25	25,000	24,235
7.13% 03/03/31	75,000	88,669
Dell International LLC/EMC Corp.
8.35% 07/15/46	75,000	91,246
Deutsche Bank AG (3.55% fixed rate until 09/18/30; 3.04% + SOFR thereafter)
3.55% 09/18/31 (f)	100,000	82,029
Deutsche Telekom International Finance BV
8.75% 06/15/30	50,000	61,100
Devon Energy Corp.
5.00% 06/15/45	25,000	22,241
DH Europe Finance II Sarl
2.60% 11/15/29	75,000	67,099
3.40% 11/15/49	25,000	19,737
Diamondback Energy, Inc.
4.40% 03/24/51	25,000	20,129
Discover Financial Services
3.75% 03/04/25	100,000	94,850
Dollar General Corp.
4.13% 05/01/28	25,000	24,366
Dollar Tree, Inc.
4.00% 05/15/25	50,000	49,039
Dominion Energy, Inc.
3.30% 03/15/25	50,000	48,255
4.25% 06/01/28	50,000	48,655
4.70% 12/01/44	50,000	44,611
Duke Energy Corp. (3.25% fixed rate until 01/15/27; 2.32% + 5 year CMT Rate thereafter)
3.25% 01/15/82 (f)	25,000	18,651
	Principal Amount	Fair Value
Duke Energy Florida LLC
6.35% 09/15/37	$250,000	$279,110
DuPont de Nemours, Inc.
5.32% 11/15/38	15,000	15,104
5.42% 11/15/48	40,000	40,021
Eagle Materials, Inc.
2.50% 07/01/31	25,000	20,502
eBay, Inc.
1.40% 05/10/26	50,000	45,377
Ecolab, Inc.
2.13% 02/01/32	25,000	20,885
Edison International
5.75% 06/15/27	100,000	102,379
Elevance Health, Inc.
2.38% 01/15/25	125,000	119,715
4.10% 05/15/32	25,000	23,903
4.38% 12/01/47	65,000	57,975
4.65% 01/15/43	50,000	46,836
Eli Lilly & Co.
2.25% 05/15/50	50,000	33,013
2.75% 06/01/25	22,000	21,294
3.38% 03/15/29	13,000	12,426
Emera U.S. Finance LP
3.55% 06/15/26	60,000	57,224
Emory University
2.14% 09/01/30	40,000	34,145
Enbridge Energy Partners LP
5.88% 10/15/25	75,000	76,609
Enbridge, Inc.
4.00% 11/15/49	75,000	59,350
Enel Chile SA
4.88% 06/12/28	25,000	24,240
Energy Transfer LP
4.95% 05/15/28	60,000	59,347
6.00% 06/15/48	50,000	47,674
6.50% 02/01/42	50,000	51,913
Enstar Group Ltd.
3.10% 09/01/31	10,000	7,733
Enterprise Products Operating LLC
4.45% 02/15/43	42,000	37,280
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38% 02/15/78 (f)	50,000	40,046
Equifax, Inc.
5.10% 12/15/27	25,000	25,137
Equinix, Inc.
2.15% 07/15/30	65,000	53,105
2.63% 11/18/24	65,000	62,614
Equinor ASA
2.88% 04/06/25	75,000	72,730
ERP Operating LP
4.50% 07/01/44	75,000	65,584
Essential Utilities, Inc.
2.70% 04/15/30	25,000	21,616
Estee Lauder Cos., Inc.
2.38% 12/01/29	20,000	17,692
3.13% 12/01/49	30,000	23,061
European Bank for Reconstruction & Development
1.63% 09/27/24	25,000	24,024
European Investment Bank
0.38% 12/15/25 - 03/26/26	150,000	135,855

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
1.88% 02/10/25	$100,000	$95,972
2.25% 06/24/24	50,000	48,710
2.75% 08/15/25	20,000	19,458
Eversource Energy
4.20% 06/27/24	75,000	74,194
Expedia Group, Inc.
3.80% 02/15/28	75,000	71,074
Extra Space Storage LP
3.90% 04/01/29	5,000	4,614
Exxon Mobil Corp.
2.28% 08/16/26	50,000	46,954
2.99% 03/19/25	50,000	48,657
3.04% 03/01/26	50,000	48,541
Fairfax Financial Holdings Ltd.
4.63% 04/29/30	25,000	23,569
Federal Realty Investment Trust
3.20% 06/15/29	50,000	44,462
Fidelity National Financial, Inc.
4.50% 08/15/28	25,000	24,324
Fidelity National Information Services, Inc.
4.70% 07/15/27	75,000	73,911
5.10% 07/15/32	50,000	48,745
Fifth Third Bancorp (1.71% fixed rate until 11/01/26; 0.69% + SOFR thereafter)
1.71% 11/01/27 (f)	25,000	21,138
Fifth Third Bancorp (4.77% fixed rate until 07/28/29; 2.13% + SOFR thereafter)
4.77% 07/28/30 (f)	25,000	23,071
Fifth Third Bank NA
3.85% 03/15/26	75,000	68,506
Flex Ltd.
4.88% 06/15/29	25,000	24,198
Florida Power & Light Co.
4.13% 02/01/42	50,000	44,236
5.95% 02/01/38	25,000	27,512
Fortune Brands Innovations, Inc.
4.00% 03/25/32	25,000	22,487
Freeport-McMoRan, Inc.
4.63% 08/01/30	25,000	23,722
5.40% 11/14/34	50,000	49,055
FS KKR Capital Corp.
4.13% 02/01/25	25,000	23,731
GATX Corp.
3.50% 03/15/28	25,000	23,059
4.90% 03/15/33	25,000	24,212
General Dynamics Corp.
4.25% 04/01/40	25,000	23,597
General Mills, Inc.
2.88% 04/15/30	75,000	67,321
General Motors Co.
5.60% 10/15/32	25,000	24,419
General Motors Financial Co., Inc.
5.00% 04/09/27	15,000	14,835
Georgetown University
2.94% 04/01/50	10,000	6,797
Georgia Power Co.
4.70% 05/15/32	25,000	24,784
Gilead Sciences, Inc.
3.65% 03/01/26	75,000	73,447
3.70% 04/01/24	50,000	49,412
4.80% 04/01/44	50,000	48,470
	Principal Amount	Fair Value
5.65% 12/01/41	$50,000	$54,007
GlaxoSmithKline Capital PLC
3.38% 06/01/29	75,000	71,250
GlaxoSmithKline Capital, Inc.
3.63% 05/15/25	55,000	54,337
Global Payments, Inc.
5.40% 08/15/32	25,000	24,483
Globe Life, Inc.
4.80% 06/15/32	15,000	14,428
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/31	50,000	43,521
5.25% 06/01/25	10,000	9,784
5.38% 04/15/26	20,000	19,444
5.75% 06/01/28	10,000	9,753
Goldman Sachs Group, Inc.
3.75% 02/25/26	100,000	97,268
4.80% 07/08/44	75,000	69,688
6.25% 02/01/41	50,000	55,091
6.75% 10/01/37	100,000	108,440
Goldman Sachs Group, Inc. (2.65% fixed rate until 10/21/31; 1.26% + SOFR thereafter)
2.65% 10/21/32 (f)	30,000	24,740
Goldman Sachs Group, Inc. (4.39% fixed rate until 06/15/26; 1.51% + SOFR thereafter)
4.39% 06/15/27 (f)	15,000	14,663
Hartford Financial Services Group, Inc.
4.30% 04/15/43	100,000	84,476
Hasbro, Inc.
3.90% 11/19/29	50,000	45,535
HCA, Inc.
5.38% 09/01/26	100,000	100,340
5.50% 06/15/47	85,000	79,776
Hershey Co.
2.45% 11/15/29	75,000	66,765
Hess Corp.
5.80% 04/01/47	75,000	73,374
Highwoods Realty LP
4.20% 04/15/29	25,000	21,240
Home Depot, Inc.
1.88% 09/15/31	20,000	16,547
2.75% 09/15/51	50,000	34,270
3.00% 04/01/26	50,000	48,502
3.25% 04/15/32	20,000	18,257
3.63% 04/15/52	75,000	60,382
4.20% 04/01/43	50,000	45,311
4.50% 09/15/32	15,000	15,098
Honeywell International, Inc.
5.38% 03/01/41	50,000	53,002
Host Hotels & Resorts LP
3.38% 12/15/29	50,000	42,423
HP, Inc.
4.20% 04/15/32	25,000	22,514
5.50% 01/15/33	15,000	14,862
6.00% 09/15/41	37,000	37,891
HSBC Holdings PLC
5.25% 03/14/44	75,000	66,206
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29% 09/12/26 (f)	50,000	47,845

See Notes to Schedule of Investments.
94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
HSBC Holdings PLC (7.39% fixed rate until 11/03/27; 3.35% + SOFR thereafter)
7.39% 11/03/28 (f)	$250,000	$267,217
Hubbell, Inc.
3.50% 02/15/28	50,000	47,276
Huntington Bancshares, Inc. (5.02% fixed rate until 05/17/32; 2.05% + SOFR thereafter)
5.02% 05/17/33 (f)	35,000	31,998
Huntsman International LLC
4.50% 05/01/29	20,000	18,786
Hyatt Hotels Corp.
6.00% 04/23/30	25,000	25,375
IDEX Corp.
3.00% 05/01/30	10,000	8,813
Illinois Tool Works, Inc.
2.65% 11/15/26	50,000	47,575
Indiana University Health, Inc. Obligated Group
2.85% 11/01/51	15,000	10,185
ING Groep NV
3.55% 04/09/24	100,000	98,112
4.05% 04/09/29	50,000	46,918
Intel Corp.
2.45% 11/15/29	25,000	22,014
3.75% 03/25/27	50,000	49,092
4.15% 08/05/32	25,000	24,115
4.60% 03/25/40	50,000	46,950
4.90% 08/05/52	25,000	23,280
Inter-American Development Bank
1.13% 01/13/31	75,000	62,192
7.00% 06/15/25	200,000	211,642
Intercontinental Exchange, Inc.
3.00% 06/15/50	15,000	10,593
3.65% 05/23/25	75,000	73,787
4.60% 03/15/33	15,000	14,877
International Bank for Reconstruction & Development
1.25% 02/10/31	150,000	125,781
2.50% 07/29/25	100,000	96,713
3.13% 06/15/27	50,000	48,857
3.63% 09/21/29	250,000	248,747
International Business Machines Corp.
4.00% 06/20/42	50,000	42,650
6.22% 08/01/27	100,000	106,268
International Finance Corp.
0.38% 07/16/25	100,000	92,193
International Flavors & Fragrances, Inc.
5.00% 09/26/48	15,000	12,801
Interpublic Group of Cos., Inc.
4.65% 10/01/28	10,000	9,790
Interstate Power & Light Co.
6.25% 07/15/39	75,000	80,787
Invitation Homes Operating Partnership LP
2.70% 01/15/34	15,000	11,515
Jabil, Inc.
4.25% 05/15/27	15,000	14,469
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13% 02/01/28 (e)	50,000	48,404
	Principal Amount	Fair Value
5.75% 04/01/33 (e)	$35,000	$33,618
6.50% 12/01/52 (e)	15,000	14,378
Jefferies Financial Group, Inc.
2.75% 10/15/32	35,000	27,331
4.85% 01/15/27	75,000	73,441
John Deere Capital Corp.
1.45% 01/15/31	70,000	56,563
2.35% 03/08/27	25,000	23,245
3.35% 04/18/29	50,000	47,470
3.45% 03/13/25	50,000	49,192
Johnson & Johnson
3.40% 01/15/38	25,000	22,506
Johnson Controls International PLC
6.00% 01/15/36	75,000	79,915
JPMorgan Chase & Co.
3.63% 12/01/27	100,000	95,657
6.40% 05/15/38	100,000	113,949
JPMorgan Chase & Co. (2.01% fixed rate until 03/13/25; 1.59% + 1-month Term SOFR)
2.01% 03/13/26 (f)	100,000	94,203
JPMorgan Chase & Co. (2.95% fixed rate until 02/24/27; 1.17% + SOFR thereafter)
2.95% 02/24/28 (f)	30,000	27,835
JPMorgan Chase & Co. (3.7% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70% 05/06/30 (f)	75,000	69,779
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (f)	25,000	20,469
JPMorgan Chase & Co. (4.08% fixed rate until 04/26/25; 1.32% + SOFR thereafter)
4.08% 04/26/26 (f)	250,000	245,237
JPMorgan Chase & Co. (4.26% fixed rate until 02/22/47; 1.58% + 3 month USD LIBOR thereafter)
4.26% 02/22/48 (f)	50,000	43,642
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45% 12/05/29 (f)	50,000	48,572
JPMorgan Chase & Co. (4.59% fixed rate until 04/26/32; 1.80% + SOFR thereafter)
4.59% 04/26/33 (f)	40,000	38,761
JPMorgan Chase & Co. (5.72% fixed rate until 09/14/32; 2.58% + SOFR thereafter)
5.72% 09/14/33 (f)	75,000	76,523
Kaiser Foundation Hospitals
3.00% 06/01/51	70,000	49,465
Kansas City Southern
4.70% 05/01/48	50,000	45,721
Kellogg Co.
4.50% 04/01/46	50,000	46,030
Kemper Corp.
3.80% 02/23/32	25,000	21,497

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	95

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Kennametal, Inc.
4.63% 06/15/28	$25,000	$24,160
Kentucky Utilities Co.
4.38% 10/01/45	40,000	34,310
Keurig Dr Pepper, Inc.
4.05% 04/15/32	35,000	33,155
4.42% 05/25/25	75,000	74,162
KeyBank NA
3.90% 04/13/29	100,000	85,009
KeyCorp (3.88% fixed rate until 05/23/24; 1.25% + SOFR thereafter)
3.88% 05/23/25 (f)	20,000	19,257
Keysight Technologies, Inc.
3.00% 10/30/29	25,000	22,112
Kilroy Realty LP
3.45% 12/15/24	50,000	44,980
Kimberly-Clark Corp.
2.00% 11/02/31	50,000	42,195
Kimco Realty OP LLC
4.60% 02/01/33	25,000	23,436
Kinder Morgan Energy Partners LP
5.00% 08/15/42	50,000	44,540
KLA Corp.
4.65% 11/01/24	25,000	24,933
4.95% 07/15/52	25,000	24,766
Kraft Heinz Foods Co.
6.88% 01/26/39	150,000	169,938
Kreditanstalt fuer Wiederaufbau
0.38% 07/18/25	50,000	46,063
0.75% 09/30/30	75,000	61,084
2.00% 05/02/25	75,000	71,876
Kroger Co.
3.95% 01/15/50	50,000	40,705
4.50% 01/15/29	25,000	24,872
Kyndryl Holdings, Inc.
2.70% 10/15/28	75,000	62,968
L3Harris Technologies, Inc.
3.83% 04/27/25	50,000	48,775
4.85% 04/27/35	40,000	39,371
Lam Research Corp.
3.80% 03/15/25	65,000	63,851
Lear Corp.
4.25% 05/15/29	25,000	23,666
Lennar Corp.
5.25% 06/01/26	100,000	100,355
Lloyds Banking Group PLC
4.65% 03/24/26	50,000	47,592
Lockheed Martin Corp.
3.80% 03/01/45	25,000	21,561
4.15% 06/15/53	45,000	40,955
4.70% 05/15/46	50,000	49,352
Lowe's Cos., Inc.
1.70% 10/15/30	45,000	36,448
2.50% 04/15/26	80,000	75,406
2.63% 04/01/31	25,000	21,344
3.00% 10/15/50	30,000	19,916
3.38% 09/15/25	30,000	29,073
4.25% 04/01/52	50,000	41,108
4.65% 04/15/42	25,000	22,272
LYB International Finance III LLC
3.80% 10/01/60	75,000	51,577
	Principal Amount	Fair Value
M&T Bank Corp. (4.55% fixed rate until 08/16/27; 1.78% + SOFR thereafter)
4.55% 08/16/28 (f)	$15,000	$13,861
Manulife Financial Corp.
3.70% 03/16/32	50,000	46,161
Marathon Petroleum Corp.
3.63% 09/15/24	50,000	49,171
4.50% 04/01/48	25,000	20,491
Markel Corp.
3.50% 11/01/27	50,000	47,596
Marriott International, Inc.
3.75% 10/01/25	50,000	48,492
5.00% 10/15/27	55,000	55,125
5.75% 05/01/25	40,000	40,456
Martin Marietta Materials, Inc.
3.50% 12/15/27	50,000	48,009
Marvell Technology, Inc.
1.65% 04/15/26	25,000	22,663
Masco Corp.
1.50% 02/15/28	75,000	64,018
Mastercard, Inc.
2.95% 11/21/26	50,000	47,895
McDonald's Corp.
3.50% 07/01/27	25,000	24,241
3.63% 09/01/49	55,000	44,009
3.70% 01/30/26	50,000	49,156
3.80% 04/01/28	50,000	49,091
4.60% 09/09/32	35,000	35,407
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	95,000	83,664
Merck & Co., Inc.
2.75% 12/10/51	25,000	17,700
3.70% 02/10/45	50,000	43,567
4.00% 03/07/49	40,000	35,910
6.50% 12/01/33	100,000	117,262
Meta Platforms, Inc.
4.45% 08/15/52	75,000	66,025
MetLife, Inc.
4.13% 08/13/42	25,000	21,047
5.00% 07/15/52	30,000	28,041
6.50% 12/15/32	50,000	55,643
Microchip Technology, Inc.
4.25% 09/01/25	75,000	73,774
Micron Technology, Inc.
4.66% 02/15/30	75,000	71,994
Microsoft Corp.
2.68% 06/01/60	50,000	34,535
3.45% 08/08/36	48,000	44,439
4.25% 02/06/47	50,000	49,025
Mitsubishi UFJ Financial Group, Inc.
4.05% 09/11/28	100,000	97,473
4.15% 03/07/39	25,000	22,223
Mizuho Financial Group, Inc. (2.84% fixed rate until 07/16/24; 1.24% + SOFR thereafter)
2.84% 07/16/25 (f)	100,000	96,281
Moody's Corp.
3.25% 05/20/50	50,000	36,466
3.75% 03/24/25	50,000	48,988
Morgan Stanley
4.00% 07/23/25	95,000	93,163
4.35% 09/08/26	50,000	48,778
4.38% 01/22/47	75,000	67,209

See Notes to Schedule of Investments.
96	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (f)	$50,000	$37,814
Morgan Stanley (2.51% fixed rate until 10/20/31; 1.20% + SOFR thereafter)
2.51% 10/20/32 (f)	75,000	61,387
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (f)	25,000	16,509
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46% 04/22/39 (f)	50,000	45,884
Morgan Stanley (4.89% fixed rate until 07/20/32; 2.08% + SOFR thereafter)
4.89% 07/20/33 (f)	60,000	58,893
Morgan Stanley (6.14% fixed rate until 10/16/25; 1.77% + SOFR thereafter)
6.14% 10/16/26 (f)	250,000	255,760
Motorola Solutions, Inc.
5.60% 06/01/32	50,000	50,288
MPLX LP
4.80% 02/15/29	70,000	69,281
4.95% 09/01/32	50,000	48,982
5.50% 02/15/49	50,000	46,544
Nasdaq, Inc.
3.25% 04/28/50	20,000	13,747
National Australia Bank Ltd.
3.50% 06/09/25	100,000	97,439
National Fuel Gas Co.
4.75% 09/01/28	50,000	48,034
National Rural Utilities Cooperative Finance Corp.
1.35% 03/15/31	50,000	38,469
3.45% 06/15/25	15,000	14,566
4.40% 11/01/48	10,000	8,774
NatWest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75% 11/01/29 (f)	100,000	93,782
NatWest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89% 05/18/29 (f)	100,000	96,201
New York & Presbyterian Hospital
2.26% 08/01/40	25,000	17,258
3.95% 08/01/19	35,000	26,167
Newmont Corp.
2.60% 07/15/32	50,000	41,789
NextEra Energy Capital Holdings, Inc.
3.50% 04/01/29	50,000	46,942
4.26% 09/01/24	15,000	14,857
Nomura Holdings, Inc.
5.10% 07/03/25	50,000	49,166
Nordic Investment Bank
0.38% 09/11/25	75,000	68,711
Norfolk Southern Corp.
3.16% 05/15/55	50,000	34,250
3.70% 03/15/53	25,000	19,296
3.80% 08/01/28	30,000	28,881
	Principal Amount	Fair Value
3.94% 11/01/47	$35,000	$28,651
Northern Trust Corp.
1.95% 05/01/30	40,000	33,367
Northrop Grumman Corp.
2.93% 01/15/25	50,000	48,469
5.15% 05/01/40	75,000	75,705
Northwell Healthcare, Inc.
3.81% 11/01/49	50,000	39,259
Northwestern University
3.66% 12/01/57	10,000	8,126
Novartis Capital Corp.
4.40% 05/06/44	50,000	49,245
Nucor Corp.
3.13% 04/01/32	10,000	8,831
Nutrien Ltd.
5.88% 12/01/36	75,000	78,290
NVIDIA Corp.
0.58% 06/14/24	40,000	38,201
1.55% 06/15/28	50,000	44,070
NXP BV/NXP Funding LLC
5.55% 12/01/28	100,000	102,182
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 02/15/42	75,000	53,347
Oesterreichische Kontrollbank AG
1.50% 02/12/25	50,000	47,555
2.88% 05/23/25	25,000	24,340
Oglethorpe Power Corp.
4.50% 04/01/47 (e)	15,000	12,778
OhioHealth Corp.
2.83% 11/15/41	25,000	18,825
Oklahoma Gas & Electric Co.
3.30% 03/15/30	50,000	45,459
Omega Healthcare Investors, Inc.
5.25% 01/15/26	150,000	147,306
Omnicom Group, Inc.
4.20% 06/01/30	75,000	72,109
Oncor Electric Delivery Co. LLC
4.15% 06/01/32	20,000	19,358
4.60% 06/01/52	50,000	46,424
ONE Gas, Inc.
4.50% 11/01/48	20,000	17,496
ONEOK Partners LP
6.13% 02/01/41	62,000	61,093
ONEOK, Inc.
4.35% 03/15/29	50,000	47,318
4.50% 03/15/50	50,000	38,785
Oracle Corp.
3.25% 05/15/30	50,000	44,819
3.60% 04/01/40	50,000	38,745
4.30% 07/08/34	75,000	68,536
4.50% 07/08/44	75,000	62,706
Orange SA
9.00% 03/01/31	50,000	62,863
ORIX Corp.
5.20% 09/13/32	100,000	100,371
Otis Worldwide Corp.
2.06% 04/05/25	50,000	47,233
Owens Corning
3.88% 06/01/30	25,000	23,112
PACCAR Financial Corp.
3.15% 06/13/24	15,000	14,710

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	97

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Pacific Gas & Electric Co.
3.25% 06/01/31	$60,000	$50,984
3.50% 08/01/50	50,000	33,015
4.40% 03/01/32	25,000	22,499
PacifiCorp
6.25% 10/15/37	203,000	227,350
Paramount Global
5.85% 09/01/43	25,000	21,626
Parker-Hannifin Corp.
4.00% 06/14/49	20,000	17,055
PeaceHealth Obligated Group
3.22% 11/15/50	25,000	17,722
PepsiCo, Inc.
2.75% 03/19/30	50,000	45,658
3.45% 10/06/46	25,000	21,384
3.50% 07/17/25	150,000	147,864
PerkinElmer, Inc.
2.25% 09/15/31	35,000	28,054
3.30% 09/15/29	15,000	13,412
Pfizer, Inc.
4.13% 12/15/46	50,000	45,951
4.30% 06/15/43	50,000	47,075
Philip Morris International, Inc.
1.75% 11/01/30	75,000	60,370
3.38% 08/15/29	50,000	46,311
3.88% 08/21/42	42,000	33,246
Phillips 66 Co.
3.15% 12/15/29 (e)	50,000	45,107
Pioneer Natural Resources Co.
1.13% 01/15/26	50,000	45,431
PNC Bank NA
3.10% 10/25/27	100,000	93,261
PNC Financial Services Group, Inc.
2.60% 07/23/26	50,000	46,344
PNC Financial Services Group, Inc. (4.63% fixed rate until 06/06/32; 1.85% + SOFR thereafter)
4.63% 06/06/33 (f)	25,000	23,169
President & Fellows of Harvard College
3.15% 07/15/46	50,000	39,730
Principal Financial Group, Inc.
3.40% 05/15/25	50,000	48,211
Procter & Gamble Co.
2.45% 11/03/26	75,000	71,080
5.55% 03/05/37	75,000	85,403
Progressive Corp.
4.20% 03/15/48	50,000	43,801
Prologis LP
2.25% 01/15/32	50,000	41,075
4.38% 02/01/29	65,000	63,908
Providence St Joseph Health Obligated Group
3.93% 10/01/48	20,000	15,626
Public Service Co. of Colorado
3.70% 06/15/28	50,000	48,380
4.10% 06/15/48	30,000	25,704
Public Service Electric & Gas Co.
3.20% 08/01/49	40,000	30,134
3.80% 03/01/46	75,000	61,780
Public Service Enterprise Group, Inc.
2.88% 06/15/24	15,000	14,587
	Principal Amount	Fair Value
Puget Energy, Inc.
3.65% 05/15/25	$50,000	$48,171
QUALCOMM, Inc.
3.25% 05/20/50	65,000	50,432
4.25% 05/20/32	10,000	10,007
4.65% 05/20/35	50,000	50,588
Quest Diagnostics, Inc.
4.25% 04/01/24	50,000	49,443
Raymond James Financial, Inc.
3.75% 04/01/51	75,000	55,904
Raytheon Technologies Corp.
3.95% 08/16/25	15,000	14,809
4.63% 11/16/48	15,000	14,268
Realty Income Corp.
3.10% 12/15/29	25,000	22,374
3.25% 01/15/31	75,000	66,027
Regency Centers LP
4.13% 03/15/28	25,000	23,719
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30	45,000	36,327
Reliance Steel & Aluminum Co.
1.30% 08/15/25	55,000	50,532
RELX Capital, Inc.
4.00% 03/18/29	25,000	24,102
RenaissanceRe Holdings Ltd.
3.60% 04/15/29	25,000	23,077
Rio Tinto Finance USA Ltd.
5.20% 11/02/40	50,000	51,366
Rockwell Automation, Inc.
3.50% 03/01/29	45,000	43,117
Rogers Communications, Inc.
4.50% 03/15/42 (e)	10,000	8,568
7.50% 08/15/38	150,000	172,740
Roper Technologies, Inc.
3.80% 12/15/26	75,000	72,611
Ross Stores, Inc.
4.60% 04/15/25	50,000	49,842
Royal Bank of Canada
3.88% 05/04/32	50,000	46,581
4.24% 08/03/27	50,000	48,796
RPM International, Inc.
4.25% 01/15/48	50,000	38,748
Ryder System, Inc.
1.75% 09/01/26	15,000	13,467
4.30% 06/15/27	10,000	9,718
S&P Global, Inc.
2.45% 03/01/27	75,000	70,474
3.70% 03/01/52	50,000	41,083
Sabine Pass Liquefaction LLC
5.63% 03/01/25	135,000	135,846
Sabra Health Care LP
3.90% 10/15/29	25,000	20,452
Safehold Operating Partnership LP
2.85% 01/15/32	25,000	19,381
Salesforce, Inc.
2.70% 07/15/41	50,000	37,503
3.05% 07/15/61	25,000	17,143
Santander Holdings USA, Inc. (4.26% fixed rate until 06/09/24; 1.38% + SOFR thereafter)
4.26% 06/09/25 (f)	110,000	106,157

See Notes to Schedule of Investments.
98	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Sempra Energy
3.80% 02/01/38	$25,000	$21,566
Shell International Finance BV
4.38% 05/11/45	50,000	46,156
6.38% 12/15/38	50,000	57,706
Sherwin-Williams Co.
3.95% 01/15/26	100,000	97,524
Snap-on, Inc.
3.10% 05/01/50	15,000	11,421
Sonoco Products Co.
3.13% 05/01/30	75,000	66,199
Southern California Edison Co.
3.45% 02/01/52	25,000	18,446
3.60% 02/01/45	50,000	37,454
4.20% 03/01/29	25,000	24,227
Southern California Gas Co.
2.55% 02/01/30	50,000	43,652
Southern Co.
4.48% 08/01/24 (g)	75,000	74,006
Southwest Airlines Co.
3.00% 11/15/26	50,000	46,787
Southwest Gas Corp.
4.05% 03/15/32	15,000	13,830
Southwestern Electric Power Co.
3.25% 11/01/51	25,000	17,390
Spirit Realty LP
2.70% 02/15/32	30,000	23,493
Stanley Black & Decker, Inc.
3.40% 03/01/26	75,000	71,853
Starbucks Corp.
3.00% 02/14/32	45,000	39,895
3.75% 12/01/47	35,000	28,096
3.80% 08/15/25	50,000	49,278
Stryker Corp.
4.63% 03/15/46	25,000	23,384
Sumitomo Mitsui Financial Group, Inc.
1.47% 07/08/25	50,000	45,837
2.14% 09/23/30	25,000	19,889
3.01% 10/19/26	100,000	93,034
3.35% 10/18/27	50,000	46,392
4.31% 10/16/28	25,000	24,206
Suncor Energy, Inc.
6.85% 06/01/39	50,000	54,722
Suzano Austria GmbH
3.75% 01/15/31	55,000	47,835
Synchrony Financial
3.95% 12/01/27	25,000	21,207
Sysco Corp.
3.25% 07/15/27	75,000	71,164
6.60% 04/01/40	50,000	55,312
Tampa Electric Co.
4.30% 06/15/48	25,000	21,341
Tapestry, Inc.
3.05% 03/15/32	25,000	20,278
Target Corp.
2.25% 04/15/25	50,000	48,043
4.50% 09/15/32	25,000	25,063
Teck Resources Ltd.
6.25% 07/15/41	25,000	25,823
Telefonica Emisiones SA
7.05% 06/20/36	50,000	55,036
TELUS Corp.
4.60% 11/16/48	50,000	44,502
	Principal Amount	Fair Value
Tennessee Gas Pipeline Co. LLC
7.00% 10/15/28	$200,000	$217,426
Texas Instruments, Inc.
3.65% 08/16/32	15,000	14,250
3.88% 03/15/39	50,000	45,585
Textron, Inc.
3.90% 09/17/29	50,000	47,228
Thermo Fisher Scientific, Inc.
1.75% 10/15/28	20,000	17,579
Time Warner Cable LLC
4.50% 09/15/42	75,000	57,699
7.30% 07/01/38	50,000	51,923
Timken Co.
4.50% 12/15/28	20,000	19,558
T-Mobile USA, Inc.
3.60% 11/15/60	45,000	32,094
Toronto-Dominion Bank
0.75% 09/11/25	50,000	45,020
1.95% 01/12/27	50,000	44,916
2.65% 06/12/24	50,000	48,628
Tosco Corp.
8.13% 02/15/30	150,000	178,540
TotalEnergies Capital International SA
3.39% 06/29/60	50,000	37,489
Toyota Motor Credit Corp.
3.00% 04/01/25	50,000	48,438
4.55% 09/20/27	25,000	25,119
Trane Technologies Luxembourg Finance SA
4.50% 03/21/49	50,000	44,122
TransCanada PipeLines Ltd.
1.00% 10/12/24	30,000	28,151
5.85% 03/15/36	150,000	152,766
Travelers Cos., Inc.
4.00% 05/30/47	50,000	42,970
Truist Bank
3.20% 04/01/24	50,000	48,646
3.30% 05/15/26	100,000	92,295
Truist Financial Corp.
1.95% 06/05/30	25,000	20,173
2.50% 08/01/24	50,000	47,888
Truist Financial Corp. (4.92% fixed rate until 07/28/32; 2.24% + SOFR thereafter)
4.92% 07/28/33 (f)	25,000	23,301
Tucson Electric Power Co.
4.85% 12/01/48	50,000	45,685
TWDC Enterprises 18 Corp.
3.00% 07/30/46	75,000	54,958
Tyco Electronics Group SA
2.50% 02/04/32	45,000	38,484
Tyson Foods, Inc.
4.00% 03/01/26	15,000	14,735
4.88% 08/15/34	45,000	44,609
U.S. Bancorp
3.95% 11/17/25	50,000	48,814
U.S. Bancorp (4.55% fixed rate until 07/22/27; 1.66% + SOFR thereafter)
4.55% 07/22/28 (f)	25,000	24,336
Unilever Capital Corp.
2.90% 05/05/27	50,000	47,510
3.50% 03/22/28	75,000	72,482
Union Electric Co.
3.50% 03/15/29	25,000	23,626

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	99

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
3.65% 04/15/45	$35,000	$27,780
Union Pacific Corp.
2.80% 02/14/32	15,000	13,185
3.38% 02/14/42	10,000	8,224
3.55% 08/15/39	15,000	12,767
3.95% 08/15/59	20,000	16,338
4.95% 09/09/52	50,000	50,726
United Airlines Pass-Through Trust
5.88% 04/15/29	128,271	127,429
UnitedHealth Group, Inc.
3.70% 12/15/25	110,000	107,577
3.75% 10/15/47	25,000	20,962
3.88% 12/15/28	15,000	14,698
4.45% 12/15/48	10,000	9,258
4.63% 07/15/35	45,000	45,231
5.95% 02/15/41	125,000	137,897
6.88% 02/15/38	50,000	60,396
University of Notre Dame du Lac
3.39% 02/15/48	25,000	20,757
Vale Overseas Ltd.
6.88% 11/10/39	75,000	77,951
Valero Energy Corp.
6.63% 06/15/37	50,000	54,671
Ventas Realty LP
3.50% 02/01/25	150,000	144,456
VeriSign, Inc.
2.70% 06/15/31	30,000	25,514
Verisk Analytics, Inc.
4.13% 03/15/29	60,000	57,529
Verizon Communications, Inc.
2.88% 11/20/50	50,000	33,370
3.88% 02/08/29 - 03/01/52	105,000	85,679
4.02% 12/03/29	50,000	47,890
4.33% 09/21/28	34,000	33,565
VF Corp.
2.95% 04/23/30	75,000	63,140
VMware, Inc.
4.50% 05/15/25	25,000	24,706
Vodafone Group PLC
4.25% 09/17/50	75,000	61,312
Vulcan Materials Co.
4.70% 03/01/48	50,000	45,652
W R Berkley Corp.
4.00% 05/12/50	20,000	16,189
Wachovia Corp.
5.50% 08/01/35	100,000	100,304
Walmart, Inc.
3.25% 07/08/29	40,000	38,169
Walt Disney Co.
3.38% 11/15/26	50,000	48,446
3.60% 01/13/51	25,000	20,273
4.70% 03/23/50	50,000	48,877
Warnermedia Holdings, Inc.
3.64% 03/15/25 (e)	50,000	48,376
3.76% 03/15/27 (e)	75,000	70,656
4.28% 03/15/32 (e)	40,000	35,691
5.05% 03/15/42 (e)	15,000	12,542
5.39% 03/15/62 (e)	15,000	12,124
Waste Connections, Inc.
3.50% 05/01/29	50,000	46,630
Waste Management, Inc.
2.00% 06/01/29	25,000	21,609
	Principal Amount	Fair Value
Wells Fargo & Co.
4.15% 01/24/29	$100,000	$95,669
4.40% 06/14/46	50,000	41,230
Wells Fargo & Co. (4.90% fixed rate until 07/25/32; 2.10% + SOFR thereafter)
4.90% 07/25/33 (f)	60,000	58,523
Welltower OP LLC
4.13% 03/15/29	75,000	69,927
Western Digital Corp.
3.10% 02/01/32	30,000	22,657
Westlake Corp.
4.38% 11/15/47	50,000	40,120
Westpac Banking Corp.
1.95% 11/20/28	25,000	21,771
3.74% 08/26/25	50,000	48,913
Whirlpool Corp.
4.70% 05/14/32	15,000	14,351
Williams Cos., Inc.
5.75% 06/24/44	65,000	63,562
Wisconsin Electric Power Co.
4.30% 10/15/48	10,000	8,777
Wisconsin Public Service Corp.
3.30% 09/01/49	20,000	14,912
WP Carey, Inc.
3.85% 07/15/29	50,000	46,378
Zimmer Biomet Holdings, Inc.
3.55% 04/01/25	50,000	48,489
Zoetis, Inc.
3.00% 05/15/50	70,000	49,918
		38,187,846
Non-Agency Collateralized Mortgage Obligations - 0.1%
Bank
2.98% 11/15/62	50,000	43,744
3.01% 09/15/62	50,000	43,769
BBCMS Mortgage Trust
2.69% 11/15/54	150,000	124,887
4.31% 12/15/51	50,000	47,695
Benchmark Mortgage Trust
2.58% 04/15/54	150,000	123,808
Citigroup Commercial Mortgage Trust
2.87% 08/10/56	100,000	87,318
4.03% 05/10/47	100,000	96,549
COMM Mortgage Trust
3.18% 02/10/48	150,000	143,565
CSAIL Commercial Mortgage Trust
3.45% 09/15/50	150,000	138,869
GS Mortgage Securities Trust
2.78% 10/10/49	48,322	46,360
3.97% 02/10/52	50,000	46,625
JPMBB Commercial Mortgage Securities Trust
3.80% 09/15/47	75,000	72,769
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	89,000	83,755
Morgan Stanley Capital I Trust
3.60% 12/15/49	150,000	140,559
UBS Commercial Mortgage Trust
4.07% 12/15/51	40,693	38,345

See Notes to Schedule of Investments.
100	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust
2.73% 02/15/53	$100,000	$85,353
3.73% 05/15/52	175,000	160,906
		1,524,876
Sovereign Bonds - 0.1%
Chile Government International Bonds
3.86% 06/21/47	100,000	82,147
Export Development Canada
3.00% 05/25/27	50,000	48,514
Export-Import Bank of Korea
1.13% 12/29/26	200,000	176,268
Indonesia Government International Bonds
3.05% 03/12/51	100,000	73,844
4.75% 02/11/29	100,000	101,181
Israel Government International Bonds
3.88% 07/03/50	100,000	83,858
Japan Bank for International Cooperation
1.25% 01/21/31	150,000	121,654
2.88% 07/21/27	100,000	94,953
Korea Development Bank
2.13% 10/01/24	100,000	96,432
Korea International Bonds
1.75% 10/15/31	100,000	84,780
Mexico Government International Bonds
3.75% 01/11/28	100,000	96,102
4.75% 03/08/44	52,000	44,230
4.88% 05/19/33	100,000	95,924
6.05% 01/11/40	55,000	55,940
Panama Government International Bonds
3.87% 07/23/60	50,000	32,795
6.70% 01/26/36	75,000	79,424
Peruvian Government International Bonds
3.00% 01/15/34	29,000	23,672
3.23% 07/28/21	25,000	14,976
6.55% 03/14/37	47,000	51,180
Philippines Government International Bonds
2.95% 05/05/45	100,000	72,277
10.63% 03/16/25	250,000	279,072
Uruguay Government International Bonds
5.10% 06/18/50	50,000	50,360
		1,859,583
Municipal Bonds and Notes - 0.1%
Board of Regents of the University of Texas System, TX
4.79% 08/15/46	100,000	102,769
Chicago O'Hare International Airport, IL
4.47% 01/01/49	100,000	94,067
Chicago Transit Authority Sales & Transfer Tax Receipts, IL
6.90% 12/01/40	75,000	86,615
Commonwealth of Massachusetts, MA
4.50% 08/01/31	100,000	100,823
	Principal Amount	Fair Value
Dallas Area Rapid Transit, TX
5.02% 12/01/48	$50,000	$50,941
Dallas Fort Worth International Airport, TX
4.09% 11/01/51	5,000	4,317
Los Angeles Department of Water & Power, CA
6.60% 07/01/50	90,000	112,881
Los Angeles Unified School District, CA
5.76% 07/01/29	110,000	116,150
New York City Municipal Water Finance Authority, NY
6.01% 06/15/42	50,000	57,584
New York State Dormitory Authority, NY
3.14% 07/01/43	50,000	41,143
New York State Urban Development Corp., NY
3.90% 03/15/33	25,000	23,692
North Texas Tollway Authority, TX
6.72% 01/01/49	100,000	125,469
Port Authority of New York & New Jersey, NY
5.31% 08/01/46	125,000	123,470
Regents of the University of California Medical Center Pooled, CA
6.58% 05/15/49	100,000	117,277
Sales Tax Securitization Corp., IL
4.64% 01/01/40	25,000	24,187
San Joaquin Hills Transportation Corridor Agency, CA
3.49% 01/15/50	100,000	79,610
South Carolina State Public Service Authority, SC
6.45% 01/01/50	50,000	56,490
State of California, CA
2.50% 10/01/29	100,000	89,318
7.60% 11/01/40	50,000	65,823
Texas Transportation Commission, TX
2.56% 04/01/42	80,000	61,162
		1,533,788
Total Bonds and Notes (Cost $217,631,831)		201,731,993

	Number of Shares
Exchange Traded & Mutual Funds - 15.4%
SPDR Bloomberg High Yield Bond ETF (h)	368,897	34,241,020
SPDR Bloomberg International Treasury Bond ETF (h)	2,916,796	67,436,323
SPDR Gold Shares (a)(h)	111,762	20,477,034
SPDR Portfolio Aggregate Bond ETF (h)	1,829,580	47,184,868
SPDR Portfolio Long Term Treasury ETF (h)	1,319,316	40,740,478
Total Exchange Traded & Mutual Funds (Cost $206,454,889)		210,079,723
Total Investments in Securities (Cost $1,300,027,973)		1,296,439,659

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	101

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)

	Number of Shares	Fair Value
Short-Term Investments - 4.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.74% (i)	65,731,869	$65,731,869
Total Investments (Cost $1,365,759,842)		1,362,171,528
Other Assets and Liabilities, net - 0.2%		3,268,455
NET ASSETS - 100.0%		$1,365,439,983

Other Information:

The Fund had the following long futures contracts open at March 31, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	June 2023	40	$4,094,976	$4,193,000	$98,024
S&P/Toronto Stock Exchange 60 Index	June 2023	2	357,731	357,395	(336)
MSCI Emerging Markets Index Futures	June 2023	68	3,317,213	3,384,700	67,487
E-mini Russell 2000 Index Futures	June 2023	48	4,370,549	4,352,400	(18,149)
E-mini Russell 1000 Index Futures	June 2023	56	6,059,334	6,357,680	298,346
					$445,372
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At March 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(e)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to $8,256,447 or 0.60% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(f)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(g)	Step coupon bond.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
GDR - Global Depositary Receipt
LIBOR - London Interbank Offered Rate
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

See Notes to Schedule of Investments.
102	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$506,940,891	$20,161,590	$—(a)	$527,102,481
Foreign Equity	45,087,590	312,422,427	15,445	357,525,462
U.S. Treasuries	—	118,714,126	—	118,714,126
Agency Mortgage Backed	—	38,332,207	—	38,332,207
Agency Collateralized Mortgage Obligations	—	999,039	—	999,039
Asset Backed	—	580,528	—	580,528
Corporate Notes	—	38,187,846	—	38,187,846
Non-Agency Collateralized Mortgage Obligations	—	1,524,876	—	1,524,876
Sovereign Bonds	—	1,859,583	—	1,859,583
Municipal Bonds and Notes	—	1,533,788	—	1,533,788
Exchange Traded & Mutual Funds	210,079,723	—	—	210,079,723
Short-Term Investments	65,731,869	—	—	65,731,869
Total Investments in Securities	$827,840,073	$534,316,010	$15,445	$1,362,171,528
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	463,857	—	—	463,857

Long Futures Contracts - Unrealized Depreciation	(18,485)	—	—	(18,485)
Total Other Financial Instruments	$445,372	$—	$—	$445,372

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2023.
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	103

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)

The Fund was invested in the following countries/territories at March 31, 2023 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	73.01%
Japan	4.45%
Canada	2.46%
United Kingdom	2.42%
France	2.18%
Germany	1.76%
China	1.74%
Australia	1.62%
Switzerland	1.23%
Netherlands	1.14%
Taiwan	0.74%
Sweden	0.64%
India	0.63%
Republic of Korea	0.62%
Denmark	0.62%
Spain	0.54%
Hong Kong	0.53%
Italy	0.43%
Singapore	0.36%
Brazil	0.29%
Finland	0.25%
South Africa	0.21%
Belgium	0.20%
Saudi Arabia	0.19%
Mexico	0.17%
Ireland	0.16%
Norway	0.14%
Israel	0.14%
Supranational	0.13%
Thailand	0.12%
Indonesia	0.11%
Malaysia	0.07%
Philippines	0.06%
Chile	0.06%
United Arab Emirates	0.06%
Austria	0.05%
New Zealand	0.05%
Qatar	0.04%
Kuwait	0.04%
Portugal	0.04%
Luxembourg	0.04%
Poland	0.03%
Macau	0.03%
Bermuda	0.03%
Puerto Rico	0.03%
Turkey	0.02%
Greece	0.02%
Zambia	0.02%
Peru	0.01%
Panama	0.01%
Ghana	0.01%
Monaco	0.01%
Hungary	0.01%
Czech Republic	0.01%
Cameroon	0.01%
Colombia	0.01%
Jordan	0.00%***
Uruguay	0.00%***
Egypt	0.00%***
Bahamas	0.00%***
Romania	0.00%***
Malta	0.00%***
Russian Federation	0.00%***
100.00%

***	Less than 0.005%.
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2023 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	15.42%	0.00%	15.42%
Diversified Banks	0.68%	3.12%	3.80%
Pharmaceuticals	1.83%	1.40%	3.23%
See Notes to Schedule of Investments.
104	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Industry	Domestic	Foreign	Total
Technology Hardware, Storage & Peripherals	2.05%	0.35%	2.40%
Semiconductors	1.65%	0.61%	2.26%
Systems Software	2.14%	0.04%	2.18%
Interactive Media & Services	1.38%	0.35%	1.73%
Integrated Oil & Gas	0.64%	0.93%	1.57%
Application Software	1.16%	0.36%	1.52%
Biotechnology	1.37%	0.11%	1.48%
Automobile Manufacturers	0.58%	0.70%	1.28%
Broadline Retail	0.77%	0.45%	1.22%
Healthcare Equipment	0.97%	0.23%	1.20%
Packaged Foods & Meats	0.81%	0.31%	1.12%
Electric Utilities	0.58%	0.48%	1.06%
Aerospace & Defense	0.61%	0.34%	0.95%
Industrial Machinery & Supplies & Components	0.53%	0.41%	0.94%
Regional Banks	0.87%	0.05%	0.92%
Transaction & Payment Processing Services	0.81%	0.11%	0.92%
Semiconductor Materials & Equipment	0.30%	0.55%	0.85%
Apparel, Accessories & Luxury Goods	0.09%	0.76%	0.85%
Oil & Gas Exploration & Production	0.53%	0.23%	0.76%
Life & Health Insurance	0.16%	0.59%	0.75%
Life Sciences Tools & Services	0.60%	0.14%	0.74%
Integrated Telecommunication Services	0.25%	0.47%	0.72%
Specialty Chemicals	0.33%	0.38%	0.71%
Restaurants	0.49%	0.21%	0.70%
Diversified Metals & Mining	0.02%	0.63%	0.65%
Industrial Conglomerates	0.23%	0.40%	0.63%
Electrical Components & Equipment	0.42%	0.21%	0.63%
IT Consulting & Other Services	0.33%	0.28%	0.61%
Property & Casualty Insurance	0.39%	0.21%	0.60%
Trading Companies & Distributors	0.21%	0.36%	0.57%
Asset Management & Custody Banks	0.37%	0.21%	0.58%
Personal Care Products	0.14%	0.43%	0.57%
Multi-Sector Holdings	0.45%	0.12%	0.57%
Household Products	0.42%	0.15%	0.57%
Financial Exchanges & Data	0.34%	0.23%	0.57%
Managed Healthcare	0.55%	0.00%	0.55%
Soft Drinks & Non-alcoholic Beverages	0.48%	0.06%	0.54%
Consumer Staples Merchandise Retail	0.48%	0.05%	0.53%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	105

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Industry	Domestic	Foreign	Total
Building Products	0.28%	0.22%	0.50%
Rail Transportation	0.19%	0.31%	0.50%
Multi-Line Insurance	0.06%	0.41%	0.47%
Multi-Utilities	0.26%	0.18%	0.44%
Research & Consulting Services	0.23%	0.20%	0.43%
Food Retail	0.06%	0.37%	0.43%
Construction Machinery & Heavy Transportation Equipment	0.23%	0.19%	0.42%
Movies & Entertainment	0.36%	0.05%	0.41%
Wireless Telecommunication Services	0.08%	0.32%	0.40%
Investment Banking & Brokerage	0.34%	0.06%	0.40%
Communications Equipment	0.33%	0.07%	0.40%
Construction & Engineering	0.18%	0.21%	0.39%
Oil & Gas Storage & Transportation	0.16%	0.22%	0.38%
Tobacco	0.19%	0.18%	0.37%
Hotels, Resorts & Cruise Lines	0.26%	0.10%	0.36%
Home Improvement Retail	0.34%	0.01%	0.35%
Air Freight & Logistics	0.20%	0.14%	0.34%
Electronic Equipment & Instruments	0.16%	0.19%	0.35%
Healthcare Supplies	0.15%	0.20%	0.35%
Steel	0.14%	0.19%	0.33%
Oil & Gas Refining & Marketing	0.18%	0.16%	0.34%
Healthcare Services	0.30%	0.04%	0.34%
Electronic Components	0.11%	0.23%	0.34%
Apparel Retail	0.18%	0.14%	0.32%
Industrial Gases	0.18%	0.12%	0.30%
Distillers & Vintners	0.05%	0.25%	0.30%
Interactive Home Entertainment	0.11%	0.18%	0.29%
Retail REITs	0.21%	0.08%	0.29%
Casinos & Gaming	0.12%	0.17%	0.29%
Human Resource & Employment Services	0.19%	0.08%	0.27%
Gold	0.04%	0.22%	0.26%
Automotive Parts & Equipment	0.15%	0.11%	0.26%
Industrial REITs	0.18%	0.08%	0.26%
Home Building	0.19%	0.06%	0.25%
Commodity Chemicals	0.10%	0.15%	0.25%
Consumer Finance	0.21%	0.03%	0.24%
Internet Services & Infrastructure	0.14%	0.09%	0.23%
Brewers	0.01%	0.22%	0.23%
Construction Materials	0.11%	0.11%	0.22%
Oil & Gas Equipment & Services	0.21%	0.00%	0.21%
Consumer Electronics	0.03%	0.19%	0.22%
Cable & Satellite	0.18%	0.03%	0.21%
Gas Utilities	0.09%	0.11%	0.20%
Automotive Retail	0.17%	0.02%	0.19%
Insurance Brokers	0.19%	0.00%	0.19%
See Notes to Schedule of Investments.
106	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Industry	Domestic	Foreign	Total
Diversified Capital Markets	0.00%	0.19%	0.19%
Footwear	0.17%	0.01%	0.18%
Fertilizers & Agricultural Chemicals	0.07%	0.09%	0.16%
Environmental & Facilities Services	0.13%	0.04%	0.17%
Agricultural & Farm Machinery	0.11%	0.04%	0.15%
Reinsurance	0.07%	0.09%	0.16%
Other Specialty Retail	0.13%	0.02%	0.15%
Diversified Real Estate Activities	0.01%	0.14%	0.15%
Diversified Financial Services	0.05%	0.10%	0.15%
Healthcare Facilities	0.11%	0.04%	0.15%
Advertising	0.07%	0.08%	0.15%
Telecom Tower REITs	0.14%	0.00%	0.14%
Passenger Airlines	0.08%	0.05%	0.13%
Cargo Ground Transportation	0.12%	0.01%	0.13%
Diversified Support Services	0.09%	0.03%	0.12%
Real Estate Operating Companies	0.01%	0.11%	0.12%
Healthcare Distributors	0.10%	0.02%	0.12%
Diversified Chemicals	0.01%	0.11%	0.12%
Multi-Family Residential REITs	0.11%	0.00%	0.11%
Data Processing & Outsourced Services	0.10%	0.02%	0.12%
Marine Transportation	0.01%	0.10%	0.11%
Health Care REITs	0.11%	0.00%	0.11%
Heavy Electrical Equipment	0.02%	0.09%	0.11%
Office REITs	0.07%	0.03%	0.10%
Diversified REITs	0.05%	0.05%	0.10%
Electronic Manufacturing Services	0.05%	0.06%	0.11%
Leisure Products	0.06%	0.04%	0.10%
Mortgage REITs	0.10%	0.00%	0.10%
Water Utilities	0.07%	0.03%	0.10%
Copper	0.05%	0.05%	0.10%
Paper & Plastic Packaging Products & Materials	0.07%	0.03%	0.10%
Education Services	0.07%	0.02%	0.09%
Independent Power Producers & Energy Traders	0.02%	0.06%	0.08%
Renewable Electricity	0.04%	0.04%	0.08%
Healthcare Technology	0.07%	0.01%	0.08%
Coal & Consumable Fuels	0.03%	0.05%	0.08%
Other Specialized REITs	0.08%	0.00%	0.08%
Real Estate Development	0.00%	0.08%	0.08%
Hotel & Resort REITs	0.08%	0.00%	0.08%
Leisure Facilities	0.03%	0.05%	0.08%
Agricultural Products & Services	0.06%	0.02%	0.08%
Data Center REITs	0.07%	0.00%	0.07%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	107

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Industry	Domestic	Foreign	Total
Tires & Rubber	0.01%	0.06%	0.07%
Real Estate Services	0.05%	0.02%	0.07%
Self Storage REITs	0.07%	0.00%	0.07%
Metal, Glass & Plastic Containers	0.06%	0.01%	0.07%
Passenger Ground Transportation	0.06%	0.01%	0.07%
Commercial & Residential Mortgage Finance	0.07%	0.00%	0.07%
Paper Products	0.01%	0.06%	0.07%
Food Distributors	0.06%	0.01%	0.07%
Broadcasting	0.05%	0.01%	0.06%
Technology Distributors	0.06%	0.00%	0.06%
Oil & Gas Drilling	0.05%	0.01%	0.06%
Highways & Railtracks	0.00%	0.06%	0.06%
Aluminum	0.03%	0.03%	0.06%
Alternative Carriers	0.05%	0.00%	0.05%
Single-Family Residential REITs	0.05%	0.00%	0.05%
Distributors	0.04%	0.01%	0.05%
Airport Services	0.00%	0.05%	0.05%
Drug Retail	0.02%	0.03%	0.05%
Security & Alarm Services	0.02%	0.02%	0.04%
Timber REITs	0.03%	0.00%	0.03%
Household Appliances	0.02%	0.02%	0.04%
Home Furnishing Retail	0.02%	0.01%	0.03%
Commercial Printing	0.01%	0.02%	0.03%
Specialized Consumer Services	0.03%	0.00%	0.03%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Publishing	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Specialized Finance	0.00%	0.02%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Office Services & Supplies	0.02%	0.00%	0.02%
Silver	0.01%	0.01%	0.02%
Forest Products	0.00%	0.02%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Marine Ports & Services	0.00%	0.01%	0.01%
Housewares & Specialties	0.00%	0.00%	0.00%***
Textiles	0.00%	0.00%	0.00%***
			80.36%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	8.72%
Agency Mortgage Backed	2.82%
Corporate Notes	2.80%
Sovereign Bonds	0.14%
Municipal Bonds and Notes	0.11%
Non-Agency Collateralized Mortgage Obligations	0.11%
See Notes to Schedule of Investments.
108	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Sector	Percentage (based on Fair Value)
Agency Collateralized Mortgage Obligations	0.07%
Asset Backed	0.04%
14.81%

Short-Term Investments	Percentage (based on Fair Value)

Short-Term Investments	4.83%
4.83%
100.00%

***	Less than 0.005%.

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Bloomberg High Yield Bond ETF	150,705	$13,563,450	$49,051,411	$28,019,632	$(1,112,559)	$758,350	368,897	$34,241,020	$336,797
SPDR Bloomberg International Treasury Bond ETF	2,402,330	53,884,262	15,349,452	3,584,951	(47,559)	1,835,119	2,916,796	67,436,323	186,257
SPDR Gold Shares	—	—	21,815,289	1,782,922	25,320	419,347	111,762	20,477,034	—
SPDR Portfolio Aggregate Bond ETF	2,657,053	66,771,742	42,453,750	63,559,377	2,337,641	(818,888)	1,829,580	47,184,868	29,791
SPDR Portfolio Long Term Treasury ETF	1,523,635	44,231,124	28,943,835	34,389,904	(3,451,335)	5,406,758	1,319,316	40,740,478	193,248
State Street Corp.	3,761	291,741	43,029	33,952	348	(8,927)	3,861	292,239	2,432
State Street Institutional U.S. Government Money Market Fund - Class G Shares	52,907,231	52,907,231	160,720,628	147,895,990	—	—	65,731,869	65,731,869	570,632
TOTAL		$231,649,550	$318,377,394	$279,266,728	$(2,248,144)	$7,591,759		$276,103,831	$1,319,157
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	109

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock (REITs) - 99.3% †
Alternate Housing - 8.0%
American Homes 4 Rent, Class A	16,080	$505,716
Invitation Homes, Inc.	45,360	1,416,593
Sun Communities, Inc.	9,448	1,331,034
		3,253,343
Data Center - 10.0%
Digital Realty Trust, Inc.	18,220	1,791,208
Equinix, Inc.	3,190	2,300,118
		4,091,326
Healthcare - 14.5%
Alexandria Real Estate Equities, Inc.	8,000	1,004,720
Healthpeak Properties, Inc.	34,210	751,594
Medical Properties Trust, Inc.	53,549	440,173
Omega Healthcare Investors, Inc.	17,040	467,066
Sabra Health Care REIT, Inc.	22,210	255,415
Ventas, Inc.	29,300	1,270,155
Welltower, Inc.	24,280	1,740,633
		5,929,756
Hotel - 3.3%
Apple Hospitality REIT, Inc.	11,890	184,533
DiamondRock Hospitality Co.	20,070	163,169
Host Hotels & Resorts, Inc.	27,710	456,938
Park Hotels & Resorts, Inc.	16,625	205,485
Xenia Hotels & Resorts, Inc.	24,544	321,281
		1,331,406
Industrial - 15.5%
Americold Realty Trust, Inc.	10,140	288,483
First Industrial Realty Trust, Inc.	22,120	1,176,784
Prologis, Inc.	34,828	4,345,489
Rexford Industrial Realty, Inc.	8,840	527,306
		6,338,062
Multifamily - 11.9%
AvalonBay Communities, Inc.	9,030	1,517,582
Camden Property Trust	2,389	250,462
Equity Residential	25,440	1,526,400
Essex Property Trust, Inc.	1,020	213,323
Mid-America Apartment Communities, Inc.	3,312	500,244
UDR, Inc.	18,480	758,789
Veris Residential, Inc. (a)	8,220	120,341
		4,887,141
Net Lease - 10.0%
Agree Realty Corp.	15,040	1,031,894
Broadstone Net Lease, Inc.	30,850	524,759
Four Corners Property Trust, Inc.	9,477	254,552
Realty Income Corp.	30,480	1,929,994
Spirit Realty Capital, Inc.	8,980	357,763
		4,098,962
Office - 3.7%
Boston Properties, Inc.	2,810	152,077
Cousins Properties, Inc.	11,296	241,508
Douglas Emmett, Inc.	29,544	364,278
Highwoods Properties, Inc.	13,020	301,934
	Number of Shares	Fair Value
Kilroy Realty Corp.	14,530	$470,772
		1,530,569
Regional Malls - 3.2%
Simon Property Group, Inc.	11,570	1,295,493
Self Storage - 9.0%
CubeSmart	9,130	421,989
Extra Space Storage, Inc.	3,650	594,694
Life Storage, Inc.	3,410	447,017
Public Storage	7,370	2,226,772
		3,690,472
Shopping Centers - 6.1%
Acadia Realty Trust	23,320	325,314
Brixmor Property Group, Inc.	32,890	707,793
Kimco Realty Corp.	10,370	202,526
Regency Centers Corp.	8,320	509,018
Retail Opportunity Investments Corp.	9,750	136,110
RPT Realty	33,675	320,249
Urban Edge Properties	18,420	277,405
		2,478,415
Specialty - 4.1%
Outfront Media, Inc.	8,100	131,463
SBA Communications Corp.	1,280	334,170
VICI Properties, Inc.	37,060	1,208,897
		1,674,530
Total Common Stock (REITs) (Cost $43,287,304)		40,599,475
Short-Term Investments - 1.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.74% (b)(c)	404,310	404,310
Total Investments (Cost $43,691,613)		41,003,785
Liabilities in Excess of Other Assets, net - (0.3)%		(114,071)
NET ASSETS - 100.0%		$40,889,714
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.

Abbreviations:
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.
110	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
March 31, 2023 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$40,599,475	$—	$—	$40,599,475
Short-Term Investments	404,310	—	—	404,310
Total Investments in Securities	$41,003,785	$—	$—	$41,003,785

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	300,858	$300,858	$1,506,886	$1,403,434	$—	$—	404,310	$404,310	$1,996
See Notes to Schedule of Investments.
State Street Real Estate Securities V.I.S. Fund	111

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2023, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
112

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2023 is disclosed in each Fund’s Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the period ended March 31, 2023, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash

Credit Default Swaps
During the period ended March 31, 2023, the State Street Income V.I.S. Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the
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State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2023 (Unaudited)

Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The State Street Income V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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